Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 2015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 184	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 185	☒
(Check appropriate box or boxes)

HSBC FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (800) 782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 11108
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [date] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
 February 27, 2015

MONEY MARKET FUNDS	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

HSBC Prime Money Market Fund	REAXX	-	HMMXX	HIMXX	HMEXX	HSIXX	RMYXX

HSBC U.S. Government Money	FTRXX	HUBXX	HUMXX	HGDXX	HGEXX	HGIXX	RGYXX
Market Fund

HSBC U.S. Treasury Money	HWAXX	-	HUCXX	HTDXX	HTEXX	HBIXX	HTYXX
Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

	Summary Section
This section summarizes each	3	HSBC Prime Money Market Fund
Fund’s investment objectives,	9	HSBC U.S. Government Money Market Fund
strategies, fees, risks, and past	15	HSBC U.S. Treasury Money Market Fund
performance, and
provides other information
about your account.

	Additional Information About the Funds’ Investment
	Strategies and Risks
This section provides	21	More About Risks and Investment Strategies
additional details about	21	Principal Investment Risks
each Fund’s investment	24	Additional Risks
strategies and risks.	25	Who May Want to Invest?
	25	More Information About Fund Investments
	25	Portfolio Holdings

	Fund Management
Review this section for	26	The Investment Adviser
details on the organizations	26	The Distributor, Administrator and Sub-Administrator
that provide services to
the Funds.

	Shareholder Information
Review this section for	27	Pricing of Fund Shares
details on how	28	Purchasing and Adding to Your Shares
shares are valued, and	34	Selling Your Shares
how to purchase,	38	Distribution Arrangements/Sales Charges
sell and exchange shares.	40	Distribution and Shareholder Servicing Arrangements—
This section also describes		Revenue Sharing
related charges and	41	Exchanging Your Shares
payments of dividends	42	Delivery of Shareholder Documents
and distributions.	43	Dividends, Distributions and Taxes

	Financial Highlights
Review this section	45	HSBC Prime Money Market Fund
for details on	46	HSBC U.S. Government Money Market Fund
selected financial	47	HSBC U.S. Treasury Money Market Fund
statements of the Funds.

2

HSBC Prime Money Market Fund
Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from
your investment)	Class A	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge (load)
Imposed on Purchases (as a %
of offering price)	None	None	None	None	None	None
Maximum Deferred Sales
Charge (load) (as a % of
amount redeemed)	None	1.00%	None	None	None	None

Annual Fund Operating
Expenses (expenses that you
pay each year as a percentage
of the value of your investment)	Class A	Class C	Class D	Class E*	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.05%	0.00%	0.00%
Other Operating Expenses	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.14%	0.09%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	0.54%	0.24%	0.19%	0.29%

* During the Fund’s prior fiscal year, Class E Shares were not operational. Therefore, these amounts have been estimated.

3

HSBC Prime Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class C Shares	$231	$409	$708	$1,168
Class D Shares	$55	$173	$302	$677
Class E Shares	$25	$77	$135	$306
Class I Shares	$19	$61	$107	$243
Class Y Shares	$30	$93	$163	$368
For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$131	$409	$708	$1,168

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements with respect to these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat certain variable rate securities as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate rather than the security’s actual maturity. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (e.g., A-1/P-1) by at least two nationally recognized statistical rating organizations (“NRSROs”) (or, if only one rating organization has rated the security, by that organization) or, if the security is unrated, judged to be of comparable credit quality by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”).

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities rated by NRSROs, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

4

HSBC Prime Money Market Fund
Summary Section

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:
● Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future with unpredictable effects on the markets and the Fund’s investments.
● Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.
● Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.
●	Banking Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund’s concentration of investments in the domestic banking industry may make it more susceptible to this risk.
●	Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political, social or legal developments.
●	U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.
●	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
●	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

5

HSBC Prime Money Market Fund
Summary Section

●	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.
●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.
●	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q3 2007	1.19%
Worst Quarter:	Q3 2013	0.00%

6

HSBC Prime Money Market Fund
Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average (“Lipper MMF Average”). The total return of the Lipper MMF Average does not include the effect of sales charges. As of December 31, 2014, the 7-day yields of the Fund’s Class A, Class D, Class I and Class Y Shares were 0.03%, 0.03%, 0.06% and 0.03%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares	Nov. 13, 1998	0.02%	0.01%	1.39%	1.93%
Class C Shares*
(with applicable CDSC)	Mar. 23, 2001	N/A	N/A	N/A	1.10%
Class D Shares	Apr. 1, 1999	0.02%	0.01%	1.45%	1.96%
Class E Shares**	N/A	N/A	N/A	N/A	N/A
Class I Shares	Jan. 9, 2002	0.05%	0.10%	1.68%	1.61%
Class Y Shares	Nov. 12, 1998	0.02%	0.02%	1.58%	2.20%
Lipper Money Market
Funds Average	—	0.01%	0.02%	1.35%	1.89% ***

^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
*	Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2014.
**	Average annual return and 7-day yield information is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2014.
***	Since October 31, 1998.

7

HSBC Prime Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class E Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

8

HSBC U.S. Government Money Market Fund
Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from
your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge
(load) Imposed on Purchases
(as a % of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales
Charge (load) (as a % of
amount redeemed)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating
Expenses (expenses that you
pay each year as a percentage
of the value of your investment)	Class A	Class B	Class C*	Class D	Class E*	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	0.00%	0.00%
Other Operating Expenses	0.19%	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.44%	0.14%	0.09%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	1.29%	0.54%	0.24%	0.19%	0.29%

* During the Fund’s prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.

9

HSBC U.S. Government Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class B Shares	$531	$609	$708	$1,239
Class C Shares	$231	$409	$708	$1,168
Class D Shares	$55	$173	$302	$677
Class E Shares	$25	$77	$135	$306
Class I Shares	$19	$61	$107	$243
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$131	$409	$708	$1,239
Class C Shares	$131	$409	$708	$1,168

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of (or deemed maturities of ) 397 days or less and repurchase agreements with respect to such obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

The Fund may invest in, among other things, obligations that are supported by the “full faith and credit’’ of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

10

HSBC U.S. Government Money Market Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future with unpredictable effects on the markets and the Fund’s investments.

●

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

●

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●

Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

11

HSBC U.S. Government Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q4 2006	1.17%
Worst Quarter:	Q1 2011	0.00%

12

HSBC U.S. Government Money Market Fund
Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average (“Lipper U.S. Government Average”). The total return of the Lipper U.S. Government Average does not include the effect of sales charges. As of December 31, 2014, the 7-day yields of the Fund’s Class A, Class B, Class D, Class I and Class Y Shares were 0.03%, 0.03%, 0.03%, 0.03% and 0.03%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares	May 3, 1990	0.02%	0.02%	1.29%	2.80%
Class B Shares
(with applicable CDSC)	Sept. 11, 1998	-3.98%	0.02%	1.23%	1.64%
Class C Shares*
(with applicable CDSC)	Nov. 20, 2006	N/A	N/A	N/A	1.39%
Class D Shares	Apr. 1, 1999	0.02%	0.02%	1.36%	1.83%
Class E Shares**	N/A	N/A	N/A	N/A	N/A
Class I Shares*	Dec. 24, 2003	0.02%	0.03%	N/A	1.20%
Class Y Shares	July 1, 1996	0.02%	0.02%	1.47%	2.44%
Lipper U.S. Government
Money Market Funds Average	—	0.01%	0.01%	1.31%	2.81%	***

^

During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

*

Class C and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2014.

**	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2014.
***	Since May 31, 1990.

13

HSBC U.S. Government Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class E Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

14

HSBC U.S. Treasury Money Market Fund
Summary Section

Class A, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge (load) Imposed
on Purchases (as a % of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	1.00%	None	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year
as a percentage of the value of
your investment)	Class A	Class C*	Class D	Class E*	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.05%	0.00%	0.00%
Other Operating Expenses	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.14%	0.09%	0.19%
Total Annual Fund Operating Expenses	0.69%	1.29%	0.54%	0.24%	0.19%	0.29%

* During the Fund’s prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.

15

HSBC U.S. Treasury Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class C Shares	$231	$409	$708	$1,168
Class D Shares	$55	$173	$302	$677
Class E Shares	$25	$77	$135	$306
Class I Shares	$19	$61	$107	$243
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$131	$409	$708	$1,168

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

16

HSBC U.S. Treasury Money Market Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future with unpredictable effects on the markets and the Fund’s investments.

●	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

●	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

17

HSBC U.S. Treasury Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q1 2007	1.18%
Worst Quarter:	Q4 2014	0.00%

18

HSBC U.S. Treasury Money Market Fund
Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2014, the 7-day yields of the Fund’s Class D, Class I and Class Y Shares were 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares*	May 24, 2001	N/A	N/A	N/A	1.08%
Class C Shares
(with applicable CDSC)*	Dec. 24, 2003	N/A	N/A	N/A	0.04%
Class D Shares	May 14, 2001	0.01%	0.01%	1.16%	1.12%
Class E Shares**	N/A	N/A	N/A	N/A	N/A
Class I Shares***	Dec. 30, 2003	0.01%	0.01%	1.30%	1.31%
Class Y Shares	May 11, 2001	0.01%	0.01%	1.25%	1.26%
Lipper U.S. Treasury Money
Market Funds Average	—	0.01%	0.01%	1.16%	1.14%	****

^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
*	Class A and Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. The 1 year, 5 years and 10 years average annual return and 7 day yield information is not provided because there were no Class A or Class C shareholders as of December 31, 2014.
**	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2014.
***	Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations.
****	Since May 31, 2001.

19

HSBC U.S. Treasury Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class E Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

20

Additional Information About the Funds’
Investment Strategies and Risks

More About Risks and Investment Strategies

Each Fund is a series of the HSBC Funds (the “Trust”). The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

Principal Investment Risks

Investments in the Funds are subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds’ Statement of Additional Information (“SAI”) provides more detailed information about the securities, investment policies and risks described in this prospectus.

The Funds each expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions.

An investment in the Funds is neither insured nor guaranteed by the U.S. government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank USA, N.A. or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). This Rule imposes strict requirements on the investment quality, liquidity, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of (or a deemed remaining maturity of ) no more than 397 days and each Fund must maintain a dollar-weighted average maturity that does not exceed 60 days and a dollar-weighted average portfolio life of 120 days or less.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

During adverse market conditions or when the Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a Fund may be unable to pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

21

Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks — (continued)

Each of the Funds is subject to one or more of the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future with unpredictable effects on the markets and the Fund’s investments.

●

Credit Risk: A Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Such instruments are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

●

Banking Risk: To the extent that a Fund invests in securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

●

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

22

Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks — (continued)

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

●

Repurchase Agreements: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. The Funds may also suffer time delays and incur expenses in connection with the disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities. In addition, the value of collateral other than cash and U.S. government securities may be more volatile, or the collateral may be less liquid or subject to greater risk of loss, thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●

Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable or financial information and unfavorable political, social or legal developments, including the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions). Investments in these securities are generally considered riskier than investments in U.S. securities. They may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors. To the extent a Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

●

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social or market conditions. Issuer, political, economic, regulatory or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets.

●

Stable NAV Risk: The Funds may not be able to maintain a Stable NAV. If any money market fund fails to maintain a Stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Funds’ NAV. Shareholders of the Funds should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Funds, make capital infusions into the Funds, enter into capital support agreements with the Funds or take other actions to help the Funds maintain a Stable NAV.

23

Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks — (continued)

●

Regulatory Risk: The SEC recently adopted significant changes to the rules that govern money market funds, including the Funds. Among other things, these changes will: (1) permit a Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds, which generally are money market funds that invest in cash, U.S. government and U.S. treasury securities and/or related repurchase agreements, are exempt from these requirements. There are a number of other changes under the revised rules that relate to diversification, disclosure, reporting and stress testing requirements. These changes will affect each Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016. A Fund may be required to take certain steps that will impact and may adversely affect the Fund and its shareholders and the precise nature of such impact and affects has not yet been determined.

Additional Risks

In addition to the principal risks described above, the Funds will generally be subject to one or more of the following additional risks:

●

Stand-by Commitment Risk: Stand-by commitments are subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

●

Municipal Risk: A Fund that invests in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes, such as legislation or proposals at either the state or federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a municipal security fund’s dividends, as well as the financial condition of the issuers of municipal securities. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal market, including litigation, the strength of the local or national economy, the issuer’s ability to raise revenues through tax or other means, whether and to what extent the bankruptcy of an issuer affects the rights of municipal securities holders, and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of municipal securities to fall and might adversely affect the tax-exempt status of a Fund’s investments or the dividends that a Fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

●

Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

24

Additional Information About the Funds’
Investment Strategies and Risks

Who May Want To Invest?

Consider investing in a Fund if you are:

●	Seeking preservation of capital

●	Investing for short-term needs

●	Have a low risk tolerance

●	Willing to accept lower potential returns in exchange for a higher degree of safety

A Fund will not be appropriate for anyone:

●	Seeking high total returns

●	Pursuing a long-term goal or investing for retirement

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

25

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in assets in the HSBC Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to the Investment Advisory Agreement. The Adviser also provides certain operational support services to the Funds at the annual rate of 0.10% of a Fund’s average daily net assets of Class A, Class B, Class C, Class D and Class Y (as applicable), pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently use a subadviser. However, the conditions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of
average net assets
for Fiscal Year Ended 10/31/14
Prime Money Market Fund	0.08%
U.S. Government Money Market Fund	0.00%
U.S. Treasury Money Market Fund	0.00%

The Adviser may voluntarily waive fees from time to time. For example, the Adviser may voluntarily undertake to waive fees in the event that a Fund’s yield drops below a designated level. Once started, there is no guarantee that the Adviser will continue to voluntarily waive a portion of its fees following commencement of such a waiver. Such waivers may impact a Fund’s performance.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the Funds’ April 30, 2014 semi-annual report and will be available in the April 30, 2015 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator’’), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Funds (the “Sub-Administrator’’). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

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Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The NAV of each of the Funds is determined every hour starting at 10:00 a.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The final NAV is determined at 5:00 p.m. Eastern Time for the HSBC Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. The Funds reserve the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which a Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

An order for shares of any Fund accepted on a Money Market Business Day prior to the last determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of a Fund accepted on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by a Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

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Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Fund’s Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders and may have an earlier cutoff time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the next time at which a Fund determines its NAV, will be deemed accepted by the Trust as of such time and will be executed at the NAV next calculated. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the relevant Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the NAV next calculated, although the order may not be transmitted to the Trust or the Fund’s Transfer Agent until after the time at which a Fund next determines its NAV.

The Funds offer the seven classes of shares described below.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis.

CLASS B SHARES are not offered for sale. Class B Shares are only available through dividend and/or capital gains reinvestment.

CLASS C SHARES are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.’’

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates, certain retirement plans, certain institutional clients and some third party providers. Class D Shares are subject to lower operating expenses.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of a Fund by its clients), and institutional direct clients, if they meet the investment minimums on the following page. Purchases and redemptions of Class E Shares may only be made via wire transfer.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, as well as to other investors who meet the investment minimums on the following page.

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Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class E Shares may only be made via wire transfer.

A Fund may reject a purchase order if the Fund considers it in the best interest of the Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular	$1,000	$100
(non-retirement)
Retirement (IRA)	$250	$100
Automatic
Investment Plan	$250	$25
Class C Shares**	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares***	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	There is no minimum requirement to exchange in to Class C Shares.
***	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment. Any other order to purchase Class B Shares will be rejected. Class B shareholders may continue to hold Class B Shares until such shares automatically convert under the existing conversion schedule, or until the shareholder redeems such Class B Shares, subject to any applicable contingent deferred sales charge (“CDSC”).

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application.

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Shareholder Information

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.
2.	Make your check payable to “HSBC Funds’’ and include the name of the appropriate Fund(s) on the check.
3.	Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,
2.	Include the following information in writing:
●	Fund name
●	Share class
●	Amount invested
●	Account name
●	Account number
3.	Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

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Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account. Class B shareholders are no longer permitted to make investments in Class B Shares through any Automatic Investment Plan, and no new Class B Automatic Investment Plans will be established.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■	Your bank name, address and account number
■	The amount you wish to invest automatically (minimum $25)
■	How often you want to invest (every month, 4 times a year, twice a year or once a year)
■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

●	Name;
●	Date of birth (for individuals);
●	Residential or business street address (although post office boxes are still permitted for mailing); and
●	Social security number, taxpayer identification number, or other identifying number.

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Purchasing and Adding to Your Shares
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You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1.	An individual, if
	●	the individual’s primary principal residence is located in Canada; or
	●	the individual is physically located in Canada at the time of the offer, sale or other relevant activity.
2.	A corporation, if
	●	the corporation’s head office or principal office is located in Canada; or
	●	securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or
	●	the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).
3.	A trust, if
	●	the principal office of the trust (if any) is located in Canada; or
	●	the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or
	●	the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).
4.	A partnership, if
	●	the partnership’s head office or principal office (if any) is located in Canada; or
	●	the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or
	●	the general partner (if any) is a Canadian Resident (as described above); or
	●	the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

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Purchasing and Adding to Your Shares
continued

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

It is the practice of the Funds to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Funds’ shares that is deemed inappropriate. The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

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Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions’’)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required’’)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
	●	your Fund and account number
	●	amount you wish to redeem
	●	address where your check should be sent
	●	account owner signature
2.	Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (at 5:00 p.m. Eastern Time for the HSBC Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it normally will be wired on the following business day. A Fund may, in its sole discretion and subject to the needs of the Fund’s Portfolio Management team, seek to satisfy wire transfer requests on any intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

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Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

●	Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-782-8183.
●	Include a voided personal check.
●	Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days’ written notice. You may not close your Fund account by writing a check.

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Certain types of redemptions from Individual Retirement Accounts (“IRAs’’).

2. Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

●	Your account address has changed within the last 14 calendar days;
●	The check is not being mailed to the address on your account;
●	The check is not being made payable to the owner of the account;
●	The redemption proceeds are being transferred to another Fund account with a different registration;
●	The redemption proceeds are being wired to bank instructions currently not on your account; or
●	Other unusual situations as determined by the Funds’ transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e., do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, members of national

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Selling Your Shares
continued

securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

●	A change of name;
●	Add or change banking instructions;
●	Add or change beneficiaries;
●	Add or change authorized account traders;
●	Add a Power of Attorney;
●	Add or change a Trustee; or
●	A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay or Suspension in Payment of Redemption Proceeds

Payment for Fund shares may be delayed or suspended under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Suspension of Redemptions

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

●	For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;
●	For any period (1) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (2) during which trading on the New York Stock Exchange is restricted;

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continued

●	For any period during which an emergency exists as a result of which (1) disposal of securities owned by a Fund is not reasonably practicable or (2) it is not reasonably practicable for a Fund to fairly determine the net asset value of its shares;

●	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

●	For any period that the SEC may by order permit for your protection; or

●	For any period during which a Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

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Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares
Sales Charge (Load)	No front-end sales charge.	No front-end sales charge. A CDSC may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A CDSC may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.
Distribution (12b-1) and Servicing Fees	Subject to annual shareholder servicing fees of up to 0.60% of the Fund’s average daily net assets attributable to Class A Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class D Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Class E Shares.	No distribution or servicing fees.	No distribution or servicing fees.
Fund Expenses	Lower annual expenses than Class B or C Shares.	Higher annual expenses than Class A, D, E, I or Y Shares.	Higher annual expenses than Class A, D, E, I, or Y Shares.	Lower annual expenses than Class A, B or C Shares.	Lower annual expenses than Class A, B, C, D, or Y Shares.	Lower annual expenses than Class A, B, C, D, E, or Y Shares.	Lower annual expenses than Class A, B, C, or D Shares.

Distribution (12b-1) and Shareholder Servicing Fees

The Funds have adopted Distribution (“12b-1’’) Plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A, Class B, Class C, Class D and Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds, including performing certain shareholder account, administrative and service functions.

●	The 12b-1 and shareholder servicing fees vary by share class as follows:

●	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of a Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

38

Shareholder Information

Distribution Arrangements/Sales Charges
continued

●	Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of a Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A, Class D, Class E, Class I and Class Y Shares.

●	Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class D Shares of a Fund. Class D Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to do so.

●	Class E Shares, Class I Shares and Class Y Shares do not pay a 12b-1 fee.

●	The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help sell Class B and Class C Shares without an “up-front’’ sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

●	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25% and Class E Shares are subject to a shareholder servicing fee of up to 0.10%. To date, Shareholder Servicing Fees have not exceeded 0.40% for Class A Shares and it is expected (and estimated) that the Shareholder Servicing Fee for Class E Shares will not exceed 0.05%.

●	The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors may be subject to a CDSC on redemption of Class B Shares when redeemed. In such cases, the CDSC will be:

CDSC as a % of Dollar
Years Since Purchase	Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds’ assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A, Class D, Class E, Class I, and Class Y Shares.

39

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class C Shares

Investors will only receive Class C Shares of the Funds by exchanging the Class C Shares of other HSBC Funds. If you purchase or exchange Class C Shares of other HSBC Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class B Shares and Class C Shares

●	Class B Shares of the Fund will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

●	Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.

●	After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares or Class C Shares.

●	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

●	If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another Fund, or Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares or Class C Shares converted.

Waiver of CDSC—Class B Shares and Class C Shares

The following qualify for waivers of CDSC:

●	Distributions following the death or disability of a shareholder.

●	Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.

●	Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

40

Shareholder Information

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges’’). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

●	Your name and telephone number

●	The exact name on your account and account number

●	Taxpayer identification number (usually your social security number)

●	Dollar value or number of shares to be exchanged

●	The name of the Fund from which the exchange is to be made

●	The name of the Fund into which the exchange is being made

See “Selling Your Shares’’ for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Funds intend to maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of any Fund in the HSBC Funds may be exchanged for Class D Shares of the Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Funds in exchange for your Class A Shares of any of the HSBC Funds.

41

Shareholder Information

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

       HSBC Securities (USA) Inc.
       P.O. Box 4217
       Buffalo, NY 14240-8929

If you have any questions about the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with a Fund, please mail your request to the address below:

       HSBC Funds
       P.O. Box 182845
       Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

42

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

●	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

●	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

●	A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

●	Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

●	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

●	Dividends attributable to interest income are generally taxable as ordinary income.

●	If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

●	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

●	Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

43

Shareholder Information

Dividends, Distributions and Taxes
continued

●	There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

●	Information regarding the federal tax status of distributions made by the Funds will be mailed by February 15th of each year. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

●	As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

●	Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the effective date of the relevant exemption is extended to later taxable years). A Fund has the option of not accepting purchase orders from non-U.S. investors.

●	If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

●	There is a penalty on certain pre-retirement distributions from retirement accounts.

●	Effective July 1, 2014, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

44

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with each of the Fund’s financial statements, is incorporated herein by reference and included in the Fund’s annual report, which is available upon request. As of the fiscal year ended October 31, 2014, Class E Shares of each Fund included in this prospectus had not yet commenced operations. Therefore, there is no financial information available to report at this time.

HSBC Prime Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends						Ratios/Supplementary Data
																Ratio of
				Net												Expenses
				Realized and										Ratio of Net		to Average
				Unrealized			Net		Net				Ratio of Net	Investment		Net Assets
	Net Asset			Gains			Realized		Asset				Expenses	Income to		(Excluding
	Value,	Net		(Losses)	Total from	Net	Gains from		Value,			Net Assets at	to Average	Average		Fee
	Beginning	Investment		from	Investment	Investment	Investment	Total	End of	Total		End of Period	Net	Net		Reductions)
	of Period	Income		Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		(b)
CLASS A SHARES
Year Ended October 31, 2010	$1.00	$—	(c)	$—	$—	$—	$—	$—	$1.00	0.01	%(d)	$32,943	0.29%	0.01	%(d)	0.67%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		27,763	0.26%	0.01%		0.68%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%		33,546	0.30%	0.01%		0.69%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		42,158	0.23%	0.01%		0.68%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		46,020	0.19%	0.02%		0.69%
CLASS B SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.01	%(d)	$226	0.29%	0.01	%(d)	1.27%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		132	0.26%	0.01%		1.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%		41	0.29%	0.01%		1.29%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		28	0.24%	0.01%		1.28%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		2	0.18%	0.02%		1.28%
CLASS C SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.01	%(d)	$44	0.29%	0.01	%(d)	1.27%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		6	0.25%	0.01%		1.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.06%		6	0.25%	0.06%		1.29%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		— (e)	0.23%	0.07%		1.26%
Year Ended October 31, 2014(f)	1.00	—	(c)	—	—	—	—	—	1.00	—%		—	—%	—%		—%
CLASS D SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.01	%(d)	$1,695,222	0.29%	0.01	%(d)	0.52%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		1,591,614	0.26%	0.01%		0.53%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%		1,303,827	0.30%	0.01%		0.54%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		1,288,077	0.23%	0.01%		0.53%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		1,195,145	0.19%	0.02%		0.54%
CLASS I SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.14	%(d)	$4,679,632	0.17%	0.14	%(d)	0.17%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.10%		4,309,346	0.17%	0.10%		0.18%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.14%		3,025,688	0.17%	0.14%		0.19%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.08%		3,121,056	0.17%	0.08%		0.18%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.05%		3,152,490	0.16%	0.05%		0.19%
CLASS Y SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.05	%(d)	$1,107,571	0.26%	0.04	%(d)	0.27%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		642,290	0.26%	0.02%		0.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.03%		617,308	0.28%	0.03%		0.29%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		548,035	0.23%	0.01%		0.28%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%		520,894	0.19%	0.02%		0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.
(d)	During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 6 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(e)	Less than $500.
(f)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 213 days during the period. The net asset value reflected represents the last day the class had operations.
Amounts designated as “—“ are $0 or have been rounded to $0.

45

Financial Highlights

HSBC U.S. Government Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net										Ratio of			Ratio of
			Realized and										Expenses	Ratio of Net		Expenses
			Unrealized			Net		Net					to Average	Investment		to Average
	Net Asset		Gains			Realized		Asset			Net Assets	Ratio of Net	Net Assets	Income		Net Assets
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,			at End of	Expenses to	(Excluding	to Average		(Excluding
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total		Period	Average Net	Fees Paid	Net		Fee
	of Period	Income	Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Indirectly)(b)	Assets(b)		Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2010	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02	%(c)	$25,926	0.23%	0.23%	0.01	%(c)	0.67%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		3,995	0.16%	0.16%	0.01%		0.68%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		238	0.14%	0.15%	0.01%		0.69%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		428	0.17%	0.17%	0.01%		0.68%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		154	0.07%	0.07%	0.02%		0.69%
CLASS B SHARES
Year Ended October 31, 2010	$1.00	—	—	—	—	—	—	$1.00	0.02	%(c)	$88	0.22%	0.22%	0.01	%(c)	1.27%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		94	0.17%	0.17%	0.01%		1.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		76	0.16%	0.16%	0.01%		1.29%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		49	0.14%	0.14%	0.01%		1.28%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		49	0.07%	0.07%	0.02%		1.28%
CLASS C SHARES
Year Ended October 31, 2010(d)	$1.00	—	—	—	—	—	—	$1.00	0.02	%(c)	$— (e)	0.23%	0.23%	0.01	%(c)	1.27%
Year Ended October 31, 2011(f)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%	—%		—%
Year Ended October 31, 2012(f)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%	—%		—%
Year Ended October 31, 2013(f)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%	—%		—%
Year Ended October 31, 2014(f)	1.00	—	—	—	—	—	—	1.00	—%		—	—%	—%	—%		—%
CLASS D SHARES
Year Ended October 31, 2010	$1.00	—	—	—	—	—	—	$1.00	0.02	%(c)	$922,510	0.22%	0.22%	0.02%		0.52%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		746,458	0.17%	0.17%	0.01%		0.53%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		614,499	0.16%	0.16%	0.01%		0.54%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		670,893	0.13%	0.13%	0.01%		0.53%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		727,290	0.06%	0.06%	0.02%		0.54%
CLASS I SHARES
Year Ended October 31, 2010	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.08	%(c)	$5,100,891	0.16%	0.16%	0.07	%(c)	0.17%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.03%		1,645,764	0.16%	0.16%	0.03%		0.18%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.02%		1,873,166	0.16%	0.16%	0.01%		0.19%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		1,156,894	0.13%	0.13%	0.02%		0.18%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		1,411,088	0.06%	0.06%	0.02%		0.19%
CLASS Y SHARES
Year Ended October 31, 2010	$1.00	—	—	—	—	—	—	$1.00	0.02	%(c)	$2,918,347	0.22%	0.22%	0.02	%(c)	0.27%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%		1,711,397	0.17%	0.17%	0.01%		0.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%		2,505,448	0.17%	0.17%	0.01%		0.29%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%		2,404,867	0.13%	0.13%	0.01%		0.28%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%		3,458,399	0.06%	0.06%	0.02%		0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 6 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(d)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 351 days during the period.
(e)	Less than $500.
(f)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
Amounts designated as “—“ are $0 or have been rounded to $0.

46

Financial Highlights

HSBC U.S. Treasury Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends						Ratios/Supplementary Data
				Net												Ratio of
				Realized and										Ratio of Net		Expenses
				Unrealized			Net		Net					Investment		to Average
	Net Asset			Gains			Realized		Asset			Net Assets	Ratio of Net	Income		Net Assets
	Value,	Net		(Losses)	Total from	Net	Gains from		Value,			at End of	Expenses to	to Average		(Excluding
	Beginning	Investment		from	Investment	Investment	Investment	Total	End of	Total		Period	Average Net	Net		Fee
	of Period	Income		Investments	Activities	Income	Transactions	Dividends	Period	Return(a)		(000’s)	Assets(b)	Assets(b)		Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2010	$1.00	$—	(c)	$—	$—	$—	$—	$—	$1.00	0.01	%(d)	$32,973	0.14%	0.01	%(d)	0.67%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		613	0.11%	0.01%		0.68%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%		5	0.05%	—%		0.70%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%		5	0.10%	—%		0.69%
Year Ended October 31, 2014(e)	1.00	—		—	—	—	—	—	1.00	—%		—	—%	—%		—%
CLASS C SHARES
Year Ended October 31, 2010(f)	$1.00	—	(c)	—	—	—	—	—	$1.00	0.01	%(d)	$— (g)	0.13%	—	%(d)	1.27%
Year Ended October 31, 2011(h)	1.00	—	(c)	—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2012(h)	1.00	—		—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2013(h)	1.00	—		—	—	—	—	—	1.00	—%		—	—%	—%		—%
Year Ended October 31, 2014(h)	1.00	—		—	—	—	—	—	1.00	—%		—	—%	—%		—%
CLASS D SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.01	%(d)	$726,244	0.14%	0.01	%(d)	0.52%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		619,940	0.10%	0.01%		0.53%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%		662,063	0.08%	—%		0.54%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%		517,845	0.09%	—%		0.53%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%		638,939	0.06%	0.00%		0.54%
CLASS I SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.01	%(d)	$1,379,042	0.13%	0.01	%(d)	0.17%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		982,974	0.10%	0.01%		0.18%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%		555,287	0.08%	—%		0.19%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%		1,086,181	0.09%	—%		0.18%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%		263,714	0.06%	0.01%		0.19%
CLASS Y SHARES
Year Ended October 31, 2010	$1.00	—	(c)	—	—	—	—	—	$1.00	0.01	%(d)	$1,147,150	0.14%	0.01	%(d)	0.27%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%		999,521	0.09%	0.01%		0.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%		1,156,631	0.09%	—%		0.29%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%		968,290	0.09%	—%		0.28%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%		956,312	0.06%	0.01%		0.29%
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated on average shares outstanding.
(d)	During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 6 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(e)	Class A Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 201 days during the period. The net asset value reflected represents the last day the class had operations.
(f)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 351 days during the period. The net asset value reflected represents the last day the class had operations.
(g)	Less than $500.
(h)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
Amounts designated as “—“ are $0 or have been rounded to $0.

47

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone:	1-800-782-8183 for Retail Investors
1-877-244-2424 for Institutional Investors

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

●

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

●	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

HSB-PU-MM 0215

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
 February 27, 2015

EQUITY FUNDS	Class A	Class B	Class C	Class I
HSBC Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

	Summary Section
This section summarizes	3	HSBC Growth Fund
each Fund’s investment	9	HSBC Opportunity Fund
objectives, strategies, fees,
risks, and past performance,
and provides other information
about your account.

	Additional Information About the Funds’
	Investment Strategies and Risks
This section provides	21	More About Risks and Investment Strategies
additional details about	22	Principal Investment Risks
each Fund’s investment	25	Additional Risks
strategies and risks.	28	More Information About Indices
	29	Who May Want to Invest?
	29	More Information About Fund Investments
	29	Portfolio Holdings
	29	The Two-Tier Fund Structure

	Fund Management
Review this section	30	The Investment Adviser and Subadvisers
for details on	32	Portfolio Managers
the people and	33	The Distributor, Administrator and Sub-Administrator
organizations who provide
services to the Funds.

	Shareholder Information
Review this section for	34	Pricing of Fund Shares
details on how	35	Purchasing and Adding to Your Shares
shares are valued,	41	Selling Your Shares
and how to purchase,	45	Distribution Arrangements/Sales Charges
sell and exchange shares.	49	Distribution and Shareholder Servicing Arrangements—
This section also describes		Revenue Sharing
related charges, and	49	Exchanging Your Shares
payments of dividends	50	Delivery of Shareholder Documents
and distributions.	51	Dividends, Distributions and Taxes

	Financial Highlights
Review this section	53	HSBC Growth Fund
for details on	54	HSBC Opportunity Fund
selected financial
statements of the Funds.

2

HSBC Growth Fund
Summary Section

Class A, Class B, Class C and Class I Shares

Investment Objective

The investment objective of the HSBC Growth Fund (the “Growth Fund” or “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 45 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fee	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%	0.00%
Other Operating Expenses	0.40%	0.40%	0.40%	0.40%
Total Other Expenses	0.65%	0.65%	0.65%	0.40%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%	1.08%
Reduction of Management Fee Due to Contractual Limits(1)	0.12%	0.12%	0.12%	0.12%
Fee Waiver and/or Expense Reimbursement(2)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Reduction of
Management Fee Due to Contractual Limits and Fee Waiver
and/or Reimbursement	1.20%	1.95%	1.95%	0.95%

^	This table reflects the combined fees and expenses for both the Fund and the HSBC Growth Portfolio (“Growth Portfolio” or “Portfolio”).
(1)	The investment advisory agreement between the Portfolio and the Portfolio’s investment adviser, HSBC Global Asset Management (USA) Inc. (the “Adviser”), provides that the Portfolio may pay the Adviser (who, in turn, pays the subadviser, Winslow Capital Management, LLC (the “Subadviser”)) an aggregate management fee of up to 0.68% of the average daily value of the Portfolio’s net assets. Currently, the Portfolio is paying the Adviser 0.175%. The Adviser’s share of the aggregate management fee is capped at 0.175%. The Subadviser’s share of the aggregate management fee is set by contract between the Adviser and the Subadviser. The Adviser’s and Subadviser’s fees currently aggregate to 0.575%. The contract between the Adviser and Subadviser may be terminated at any time without penalty upon 30 days’ written notice to the Subadviser by the Adviser or the Portfolio upon the vote of a majority of the Trustees, or by the Subadviser upon 30 days’ written notice to the Portfolio or Adviser.
(2)	The Adviser has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Portfolios and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

3

HSBC Growth Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$864	$1,131	$1,892
Class B Shares	$598	$814	$1,056	$1,912
Class C Shares	$298	$614	$1,056	$1,829
Class I Shares	$ 97	$305	$ 530	$1,177

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$198	$614	$1,056	$1,912
Class C Shares	$198	$614	$1,056	$1,829

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow Capital Management, LLC, the Portfolio’s subadviser, believes have the potential to generate superior levels of long-term profitability and growth. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depositary Receipts (“ADRs”); and other securities with equity characteristics.

The Fund may invest in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers. Additionally, the Fund may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as “junk bonds.”

The Subadviser uses a “growth” style of investing. The Subadviser selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. The Subadviser’s selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the Subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, the Subadviser conducts its internal research. The Subadviser searches to identify those companies that it believes possess a sustainable competitive advantage. The Subadviser seeks to outperform the Russell 1000® Growth Index, the Fund’s broad-based securities market index.

4

HSBC Growth Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

American Depositary Receipts (“ADRs”) Risk: The Fund’s investments may take the form of ADRs. ADRs involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored ADRs may not provide as much information about the underlying issuer.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5

HSBC Growth Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q1 2012	17.27%
Worst Quarter:	Q4 2008	-23.15%

6

HSBC Growth Fund
Summary Section

Performance Bar Chart and Table (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Average.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception				Since
	Date*	1 Year	5 Years	10 Years	Inception
Class A Return Before Taxes	May 7, 2004	4.58%	13.30%	8.44%	8.52%
Class A Return After Taxes on Distributions	May 7, 2004	0.79%	11.60%	7.40%	7.53%
Class A Return After Taxes on Distributions
and Sale of Fund Shares	May 7, 2004	5.75%	10.65%	6.89%	6.99%
Class B Return Before Taxes
(with applicable CDSC)	May 7, 2004	5.64%	13.62%	8.52%	8.58%
Class C Return Before Taxes
(with applicable CDSC)	May 7, 2004	8.32%	13.62%	8.19%	8.23%
Class I Return Before Taxes	May 7, 2004	10.32%	14.75%	9.27%	9.31%
Russell 1000® Growth Index (reflects no
deduction for fees, expenses or taxes)	—	13.05%	15.81%	8.49%	8.63%	**
Lipper Large-Cap Growth Funds Average	—	10.51%	14.11%	7.62%	8.01%	***

^

During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009, 2010, 2011, 2012 and 2013 the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total returns for the years ended December 31, 2007, 2008, 2009, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.

*	The Fund was initially offered for purchase on May 7, 2004; no shareholder activity occurred until May 10, 2004.
**	Since May 7, 2004
***	Since April 30, 2004

7

HSBC Growth Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser. Winslow Capital Management, LLC is the Portfolio’s subadviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by Clark J. Winslow, Chief Executive Officer and portfolio manager of the Subadviser; Justin H. Kelly, CFA, Chief Investment Officer and portfolio manager of the Subadviser; and Patrick M. Burton, CFA Managing Director and portfolio manager of the Subadviser. Messrs. Winslow and Kelly have been primarily responsible for the portfolio management of the Portfolio since May 16, 2008 and Mr. Burton has been primarily responsible for the portfolio management of the Portfolio since March 31, 2013.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares	$5,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

8

HSBC Opportunity Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the HSBC Opportunity Fund (the “Opportunity Fund” or “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 45 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed on
Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fee	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.81%	0.81%	0.81%
Total Other Expenses	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses	1.86%	2.61%	2.61%
Fee Waiver and/or Expense Reimbursement(1)	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement	1.65%	2.40%	2.40%

^	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).
(1)	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Portfolios and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

9

HSBC Opportunity Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,036	$1,437	$2,555
Class B Shares	$643	$992	$1,367	$2,579
Class C Shares	$343	$792	$1,367	$2,501

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$243	$792	$1,367	$2,579
Class C Shares	$243	$792	$1,367	$2,501

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 30, 2015, between approximately $27 million and $15.7 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser, selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

●	early in their cycle but which the Subadviser believes have the potential to become major enterprises, or

●

are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

10

HSBC Opportunity Fund
Summary Section

Principal Investment Strategies (continued)

The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

11

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q4	2010	19.05%
Worst Quarter:	Q4	2008	-25.98%

12

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Return Before Taxes	Sept. 23, 1996	1.43%	16.01%	10.76%	10.19%
Class A Return After Taxes
on Distributions	Sept. 23, 1996	-3.29%	13.57%	8.55%	8.02%
Class A Return After Taxes
on Distributions and Sale
of Fund Shares	Sept. 23, 1996	3.87%	12.85%	8.64%	7.99%
Class B Return Before Taxes
(with applicable CDSC)	January 6, 1998	2.73%	16.34%	10.82%	9.82%
Class C Return Before Taxes
(with applicable CDSC)	Nov. 4, 1998	5.05%	16.34%	10.49%	9.88%
Russell 2500® Growth Index
(reflects no deduction for fees,
expenses or taxes)	—	7.05%	17.27%	9.37%	8.06%*
Lipper Mid-Cap Growth
Funds Average	—	7.00%	15.14%	8.42%	8.56%**

^

During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013 the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.

*	Since September 23, 1996.
**	Since September 30, 1996.

13

HSBC Opportunity Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

Investment decisions for the Portfolio are made by consensus of the Investment Committee (the “Committee”), which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Portfolio, Westfield lists the following Committee members, based either on seniority or role within the committee, as having day-to-day management responsibilities for the Portfolio: Ethan J. Myers, CFA; John M. Montgomery; Hamlen Thompson; and Bruce N. Jacobs, CFA. Messrs. Muggia, Meyers and Thompson have been Managers of the Portfolio since 2003, Mr. Jacobs has been a manager of the Portfolio since 2004, and Mr. Montgomery has been a Manager of the Portfolio since 2006.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

14

HSBC Opportunity Fund
Summary Section

Class I Shares

Investment Objective

The investment objective of the HSBC Opportunity Fund (the “Opportunity Fund” or “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class I
Management Fee	0.80%
Distribution (12b-1) Fee	0.00%
Other Expenses:
Shareholder Servicing Fee	0.00%
Other Operating Expenses	0.20%
Total Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.00%

^	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).

15

HSBC Opportunity Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$102	$318	$552	$1,225

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 30, 2015, between approximately $27 million and $20.5 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser, selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

●	early in their cycle but which the Subadviser believes have the potential to become major enterprises, or

●

are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

16

HSBC Opportunity Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

	●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

17

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	Q4 2010	19.20%
Worst Quarter:	Q4 2008	-25.77%

18

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table (continued)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class I Return Before Taxes	Sept. 3, 1996	7.32%	17.79%	11.79%	11.52%
Class I Return After Taxes
on Distributions	Sept. 3, 1996	1.43%	15.11%	9.54%	9.34%
Class I Return After Taxes
on Distributions and Sale
of Fund Shares	Sept. 3, 1996	7.76%	14.25%	9.47%	9.17%
Russell 2500® Growth Index
(reflects no deduction for
fees, expenses or taxes)	—	7.05%	17.27%	9.37%	8.25%	*
Lipper Mid-Cap Growth
Funds Average	—	7.00%	15.14%	8.42%	8.56%	**

^	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013 the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
*	Since September 3, 1996.
**	Since September 30, 1996.

19

HSBC Opportunity Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

Investment decisions for the Portfolio are made by consensus of the Investment Committee, which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Portfolio, Westfield lists the following Committee members, based either on seniority or role within the committee, as having day-to-day management responsibilities for the Portfolio: Ethan J. Myers, CFA; John M. Montgomery; Hamlen Thompson; and Bruce N. Jacobs, CFA. Messrs. Muggia, Meyers and Thompson have been Managers of the Portfolio since 2003, Mr. Jacobs has been a manager of the Portfolio since 2004, and Mr. Montgomery has been a Manager of the Portfolio since 2006.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class I Shares	$5,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

20

Additional Information About the Funds’
Investment Strategies and Risks

More About Risks and Investment Strategies

Each of the Funds is a series of HSBC Funds (the “Trust”) or HSBC Advisor Funds Trust (the “Advisor Trust”). The HSBC Opportunity Fund comprises separate series of two different investment companies—the Trust and the Advisor Trust. The Class A Shares, Class B Shares and Class C Shares of that Fund are part of the Trust and the Class I Shares are part of the Advisor Trust.

The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

Each Fund seeks to achieve its respective investment objective by investing all of its assets in a series of the HSBC Portfolios (“Portfolio Trust”). Each Portfolio has the same investment objective as the respective Fund. This two-tier fund structure is commonly referred to as a “master/feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Funds could switch to another pooled investment company or decide to manage their assets themselves. The Funds are not currently contemplating such a change. See “The Two-Tier Fund Structure” for more information.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Each Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser and/or Sub-adviser, as applicable, deems appropriate. Each Fund may also borrow money for temporary or emergency purposes. When a Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. A Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

21

Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that a Fund may use. The Funds’ SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

Each of the Funds is subject to one or more of the following principal investment risks:

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time and result in significant declines in the value of a Fund’s investments. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that were expected to increase the price of the security do not occur.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stock of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small-capitalization companies may be newer or less established.

●

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

22

Additional Information About the Funds’
Investment Strategies and Risks

●

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a regional, national or global level. For instance, terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes could adversely affect a Fund’s investments in a foreign country. In addition, the lack of regulatory controls may expose a Fund to additional risks.

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. To the extent a Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

●

American Depositary Receipts (“ADRs”) Risk: A Fund’s investments may take the form of sponsored and unsponsored ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs involve many of the same risks of investing directly in foreign securities, including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.

ADRs also involve risks not experienced when investing directly in the equity securities of an issuer. ADRs may be less liquid than the underlying shares in their primary foreign trading market. Investment restrictions in certain countries also may adversely affect the value of ADRs because such restrictions may limit the ability to convert foreign equity securities into ADRs and vice versa. Such restrictions may cause the equity securities of the foreign company to trade at a discount or premium to the market price of the related ADR. In addition, holders of unsponsored ADRs generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such ADRs in respect of the deposited securities.

23

Additional Information About the Funds’
Investment Strategies and Risks

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

24

Additional Information About the Funds’
Investment Strategies and Risks

Additional Risks

In addition to the principal investment risks described above, the Funds will generally be subject to the following additional risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:
	●	High-Yield (“Junk Bond”) Risk: High-yield securities (sometimes called “junk bonds”) are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality. High-yield securities are often considered speculative investments that have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile and less liquid than higher rated securities of similar maturity may be more vulnerable to adverse market, economic or political conditions, or the expectation of adverse market, economic or political conditions. High-yield securities, which are typically issued by smaller less credit worthy companies or by highly indebted companies, pay investors a premium (i.e., a higher interest rate or yield) because of the increased risk of loss.
●

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser and/or Sub-adviser, as applicable. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and a Fund’s investments.

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise.

These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance. The liquidity levels of a Fund’s portfolio may also be affected.

	●	Credit Risk: A Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.
	●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

25

Additional Information About the Funds’
Investment Strategies and Risks

●	Liquidity Risk: A Fund may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to lack of demand in the market for, or a reduction in the number or capacity of market participants making a market in, such investments. Additionally, a Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. A Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent the Fund from taking advantage of other investment opportunities. Illiquid securities may become harder to value, particularly during changing economic, political or market conditions.
●	Allocation Risk: A Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. As a result, an investor may lose money.
●	Repurchase Agreement Risk: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
●	When-Issued Securities Risk: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that security.
●	Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Such instruments are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when a Fund is not entitled to exercise its demand rights.
●	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, mortgage- and asset-backed securities may be difficult to value or become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics. If market interest rates increase substantially and a Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect a Fund’s net asset value. In addition, mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

26

Additional Information About the Funds’
Investment Strategies and Risks

●	Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.
●	Exposure to Technology Risk: The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. The value of a Fund’s investments in the mid-cap sector of the stock market may be impacted by developments affecting technology and technology-related stocks generally. Each Fund does not as a matter of investment strategy seek to invest disproportionately in such securities.
●	Temporary Defensive Position Risk: A Fund may temporarily depart from its principal investment strategies for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective during that period. If the market advances during periods when a Fund is holding a large cash position, a Fund may not participate to the extent it would have if it had been more fully invested.

27

Additional Information About the Funds’
Investment Strategies and Risks

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index or a Lipper Average. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, a Fund’s performance would be lower.

Russell 1000® Growth Index: The Russell 1000® Growth Index is an unmanaged, float-adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the growth end of the growth-value spectrum.

Russell 2500TM Growth Index: The Russell 2500TM Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Lipper Large-Cap Growth Funds Average: The Lipper Large-Cap Growth Funds Average is an average of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds will typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value compared to the S&P 500® Index. The total return of the Lipper Average does not include the effect of sales charges.

Lipper Mid-Cap Growth Funds Average: The Lipper Mid-Cap Growth Funds Average is an average of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds will typically have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per share growth value, compared to the S&P MidCap 400® Index. The total return of the Lipper Average does not include the effect of sales charges.

28

Additional Information About the Funds’
Investment Strategies and Risks

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in a Fund if you are:

●	Seeking a long-term goal such as retirement
●	Looking to add a growth component to your investment portfolio
●	Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

A Fund will not be appropriate for anyone:

●	Seeking monthly income
●	Pursuing a short-term goal or investing emergency reserves
●	Seeking safety of principal

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

The Two-Tier Fund Structure

Each Fund seeks to achieve its respective investment objective by investing all of the Fund’s investable assets in a corresponding series of the Portfolio Trust, a separate open-end investment company that has the same investment objective as the respective Fund. The underlying series of the Portfolio Trust are the HSBC Growth Portfolio and HSBC Opportunity Portfolio. This is referred to as a “master/feeder” arrangement because one fund (the “feeder fund” or a Fund) “feeds” its assets into another fund (the “master fund” or a Portfolio). Shareholders should carefully consider this two-tier investment approach. For example, other mutual funds or non-registered funds or other institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in a Portfolio, including a Fund. For example, if a large investor withdraws from a Portfolio, operating expenses may increase, thereby producing lower returns for investors in the respective Fund. Additionally, a Portfolio may become less diversified, which could increase its risk.

Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in a Portfolio, a Fund will cast all of its votes in the same proportion as the votes of the Fund’s shareholders.

The investment objective of each Fund and Portfolio may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio’s investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

29

Fund Management

The Investment Adviser and Subadvisers

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Portfolios pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Portfolio Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in the HSBC Family of Funds.

The Trust, the Portfolio Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, each Fund and Portfolio may currently hire and/or terminate subadvisers without shareholder approval.

The following companies serve as investment subadvisers of the Portfolios indicated below. The investment subadvisers make the day-to-day investment decisions and continuously review, supervise and administer the Portfolios’ investment program.

Growth Fund (Growth Portfolio): Winslow Capital Management, LLC (“Winslow”), located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as subadviser to the Growth Portfolio pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. Winslow has been an investment adviser since 1992, and was privately held until December 2008, when it became a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). As of October 1, 2014, Nuveen Investments is an indirect subsidiary of TIAA-CREF. As of December 31, 2014, Winslow managed approximately $36.0 billion in assets under management.

Opportunity Fund (Opportunity Portfolio): Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser to the Opportunity Portfolio pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. Westfield is 100% employee owned. Westfield was founded in 1989 and supervises domestic growth equity portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2014, Westfield had approximately $17.5 billion in assets under management.

30

Fund Management

The Investment Adviser and Subadvisers
continued

For these advisory and management services (including any subadvisory services), during the last fiscal year the Portfolios paid a management fee (net of fee waivers) as follows:

Percentage of
Average Net Assets
for Fiscal Year Ended
10/31/14
Growth Fund	0.55%
Opportunity Fund Class A, Class B and Class C Shares	0.49%
Opportunity Fund Class I Shares*	0.80%

*	The Adviser has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund’s Class I Shares (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Opportunity Portfolio) to an annual rate of 1.10% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Portfolio Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and Sub-Advisory Agreements are available in the Funds’ April 30, 2014 semi-annual report and will be available in the April 30, 2015 semi-annual report.

31

Fund Management

Portfolio Managers

HSBC Growth Fund (Growth Portfolio):

The management and investment decisions for the Growth Portfolio are made by Clark J. Winslow, Justin H. Kelly, CFA and Patrick M. Burton, CFA. The professional experience and educational background of each portfolio manager is set forth below:

●	Clark J. Winslow has served as the Chief Executive Officer and a portfolio manager of Winslow since 1992. Mr. Winslow has 49 years of investment experience and has managed portfolios since 1975. He began his career as an institutional research analyst in 1966. Mr. Winslow has a BA from Yale University and an MBA from the Harvard Business School.
●	Justin H. Kelly, CFA, is Chief Investment Officer and portfolio manager of Winslow and has been with the firm since 1999. Previously Mr. Kelly was a Vice President and co-head of the Technology Team at Investment Advisers, Inc. in Minneapolis from 1997-1999. For the prior four years, he was an investment banker in New York City for Prudential Securities and then Salomon Brothers. Mr. Kelly received a B.S. degree Summa Cum Laude in 1993 from Babson College where he majored in Finance/Investments. Mr. Kelly has 23 years of investment experience.
●	Patrick M. Burton, CFA, is a Managing Director of Winslow and has managed the Portfolio since March 2013. Mr. Burton joined Winslow in 2010 and has 31 years of experience in the securities industry. Prior to joining Winslow, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup investments from 1999 to 2009. Mr. Burton received his B.S. with distinction in Finance from the University of Minnesota. He is also a CFA charterholder.

HSBC Opportunity Fund (Opportunity Portfolio):

Investment decisions for the Opportunity Portfolio are made by consensus of the Westfield Investment Committee (the “Committee”).

●	William A. Muggia is President, Chief Executive Officer and Chief Investment Officer. Mr. Muggia covers Healthcare and Energy, as well as provides overall market strategy. He has been at Westfield since 1994 and has been Chief Investment Officer since 2001. He has 31 years of investment experience. Mr. Muggia earned his MBA from Harvard Business School and received a BA from Middlebury College.
●	Ethan J. Meyers is a Managing Partner and covers Industrials and Business Services. Mr. Meyers joined Westfield in 1999. He has 19 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University. Mr. Meyers is a Chartered Financial Analyst.
●	John M. Montgomery is a Managing Partner, Portfolio Strategist, and Chief Operating Officer. Mr. Montgomery joined Westfield in 2006. He has 21 years of investment experience. Mr. Montgomery holds an MM from JL Kellogg Graduate School of Management at Northwestern University and a BA from Trinity College.
●	D. Hamlen Thompson is a Managing Partner and covers Energy and Industrials. Mr. Thompson joined Westfield in 2003. He has 21 years of investment experience. Mr. Thompson earned his MBA from the Carroll School of Management at Boston College and received a BA from Colby College.
●	Bruce N. Jacobs is a Managing Partner and covers Health Care and Consumer Staples. Mr. Jacobs joined Westfield in 2004. He has 23 years of investment experience. Mr. Jacobs earned his MBA from Harvard Business School and received a BS from the Wharton School of the University of Pennsylvania. Mr. Jacobs is a Chartered Financial Analyst.

Additional information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Portfolio they manage is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

32

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Funds’ administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Funds’ operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Funds (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Subadvisers, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

33

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by such Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most U.S. national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund or its agent, plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by a Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and may materially affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

34

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Funds’ Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on behalf of the Trust and the Advisor Trust, that are received in good order by such authorized agent prior to the time at which a Fund determines its NAV. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or its authorized agent before your order is processed. will be deemed accepted by the Trusts the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with the Trusts or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trusts or the Funds’ Transfer Agent until after the time at which a Fund determines its NAV.

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Shareholder Information

Purchasing and Adding to Your Shares
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All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment. Any other order to purchase Class B Shares will be rejected. Class B shareholders may continue to hold Class B Shares until such shares automatically convert under the existing conversion schedule, or until the shareholder redeems such Class B Shares, subject to any applicable contingent deferred sales charge (“CDSC”).

	Minimum	Minimum
Class A or C	Initial	Subsequent
Shares	Investment*	Investment*
Regular	$ 1,000	$100
(non-retirement)
Retirement (IRA)	$ 250	$100
Automatic
Investment Plan	$ 250	$ 25
Class I Shares**	$5,000,000	$ 0

*	Omnibus accounts are eligible to meet the minimums at the Omnibus account level.
**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing: ●Fund name ●Share class ●Amount invested ●Account name ●Account number

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account. Class B shareholders are no longer permitted to make investments in Class B Shares through any Automatic Investment Plan, and no new Class B Automatic Investment Plans will be established.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■Your bank name, address and account number

■The amount you wish to invest automatically (minimum $25)

■How often you want to invest (every month, 4 times a year, twice a year or once a year)

■Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

●Name;

●Date of birth (for individuals);

●Residential or business street address (although post office boxes are still permitted for mailing); and

●Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1	An individual, if

●the individual’s primary principal residence is located in Canada; or

●the individual is physically located in Canada at the time of the offer, sale or other relevant activity.

2	A corporation, if

●the corporation’s head office or principal office is located in Canada; or

●securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

●the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).

3	A trust, if

●the principal office of the trust (if any) is located in Canada; or

●the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or

●the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).

4	A partnership, if

●the partnership’s head office or principal office (if any) is located in Canada; or

●the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or

●the general partner (if any) is a Canadian Resident (as described above); or

●the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust or Advisor Trust shares held by long-term shareholders, interference with the efficient management of a Fund’s investment portfolio and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Funds may be vulnerable to such risks. The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading.

As a deterrent to excessive trading, the Funds may use an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information-Pricing of Fund Shares-Fair Value Pricing Policies.”

It is the practice of the Funds to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Funds’ shares that is deemed inappropriate. The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon the Funds’ request, information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

40

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

●Your Fund and account number

●Amount you wish to redeem

●Address where your check should be sent

●Account owner signature

2.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application.
Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Funds may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

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Selling Your Shares
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Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

●Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

●Include a voided personal check.

●Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Certain types of redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

●Your account address has changed within the last 14 calendar days;

●The check is not being mailed to the address on your account;

●The check is not being made payable to the owner of the account;

●The redemption proceeds are being transferred to another Fund account with a different registration;

●The redemption proceeds are being wired to bank instructions currently not on your account; or

●Other unusual situations as determined by the Funds’ transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e., do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

●A change of name;

●Add or change banking instructions;

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Shareholder Information

Selling Your Shares
continued

●	Add or change beneficiaries;

●	Add or change authorized account traders;

●	Add a Power of Attorney;

●	Add or change a Trustee; or

●	A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated.

The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

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Selling Your Shares
continued

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

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Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution or service fees paid from the Funds for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than the Class A, Class B, or Class C Shares.

	Class A Shares		Class B Shares	Class C Shares	Class I Shares
Sales Charge (Load)	Percentage		No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge.
Amount of Purchase	of	Percentage
	Offering	of
	Price*	Investment
Less than $50,000	5.00%	5.26%
$50,000 but less than
$100,000	4.50%	4.71%
$100,000 but less than
$250,000	3.75%	3.90%
$250,000 but less than
$500,000	2.50%	2.56%
$500,000 but less than
$1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1)	Subject to annual shareholder servicing fees of up to 0.25% of a Fund’s average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of a Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of a Fund’s average daily net assets attributable to Class C Shares.	No Distribution or Servicing Fees.
and Servicing Fee

Fund Expenses	Lower annual expenses than Class B or Class C Shares. Higher annual expenses than Class I Shares.		Higher annual expenses than Class A or Class I Shares.	Higher annual expenses than Class A or Class I Shares.	Lower annual expenses than Class A, Class B and Class C Shares.

* The offering price of Class A Shares includes the front-end sales load.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:
(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;
(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and
(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

You should note in particular that, if the Funds’ transfer agent is properly notified, as described in “Right of Accumulation” and “Combination Privilege” below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

●

Letter of Intent. You inform a Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

●

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

●

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

●	Shares purchased by investment representatives through fee-based investment products or accounts.

●	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

●	Proceeds from redemptions of Class B Shares of any of the HSBC Funds within 60 days after redemption.

●	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.

●

Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds.

●	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.

●	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

●	Shares purchased by tax-qualified employee benefit plans.

●

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com

Distribution (12b-1) and Shareholder Servicing Fees

The Funds have adopted Distribution (“12b-1”) Plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A, Class B and Class C Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds including performing certain shareholder account, administrative and service functions.

●	The 12b-1 fees and shareholder servicing fees vary by share class as follows:

●

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of a Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

●

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of a Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

●

The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

●	In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

●

The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

●	There are no Rule 12b-1 distribution and shareholder servicing fees paid from the Funds for Class I Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder servicing fees.

Class B Shares

Investors may be subject to a CDSC on redemptions of Class B Shares. In such cases, the CDSC will be as illustrated in the chart.

Years	CDSC as a % of
Since	Dollar Amount
Purchase	Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the date of original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class B and Class C Shares

●	Class B Shares of the Fund will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

●

Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.

●

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares or Class C Shares.

●	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

●

If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another Fund, or Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares or Class C Shares converted.

48

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

●	Distributions following the death or disability of shareholder.

●	Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.

●	Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Class I Shares

There is no sales charge on purchases of Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

●	Your name and telephone number

●	The exact name on your account and account number

●	Taxpayer identification number (usually your social security number)

●	Dollar value or number of shares to be exchanged

●	The name of the Fund from which the exchange is to be made

●	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, excessive exchange activity may be limited.

49

Shareholder Information

Exchanging Your Shares
continued

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold Class D Shares. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.
P.O. Box 4217
Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with a Fund, please mail your request to the address below:

HSBC Funds
PO Box 182845
Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

50

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends are higher for Class A Shares than for Class B and C Shares because Class A Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

●	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

●	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

●

Dividends on the Funds are paid semi-annually. Net capital gains, if any, for all Funds are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of a Fund.

●	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

●

Subject to certain limitations, qualifying dividends on corporate stock that are designated as qualified dividend income are eligible for a reduced maximum rate to individuals of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

●

Any portion of a Fund’s dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when a Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

●

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

●

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

●

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

51

Shareholder Information

Dividends, Distributions and Taxes
continued

●	Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

●	The Internal Revenue Code requires the Funds to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Funds will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Funds will use the average cost method with respect to that shareholder.

●	Information regarding the federal tax status of distributions made by the Funds will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

●	If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

●	As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

●	Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the effective date of the relevant exemption is extended to later taxable years). A Fund has the option of not accepting purchase orders from non-U.S. investors.

●	If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

●	There is a penalty on certain pre-retirement distributions from retirement accounts.

●	Effective July 1, 2014, a Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

52

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with each Fund’s financial statements, are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

HSBC Funds—Growth Fund

Selected data for a share outstanding throughout the periods indicated. *

		Investment Activities			Dividends					Ratios/Supplementary Data
												Ratio	Ratio
			Net Realized								Ratio	of Net	of Expenses
	Net Asset	Net	and Unrealized			Net Realized				Net Assets	of Net	Investment	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End	Expenses to	Income (Loss)	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	of Period	Average Net	to Average	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)	(000’s)	Assets	Net Assets	Reductions)	(c)
CLASS A SHARES
Year Ended October 31, 2010	$12.54	$(0.07)	$2.55	$2.48	$—	$—	$—	$15.02	19.78%(d),(e)	$16,452	1.20%	(0.54)%(d)	1.23%	89%
Year Ended October 31, 2011	15.02	(0.07)	1.64	1.57	—	—	—	16.59	10.45%(e)	15,349	1.18%	(0.45)%	1.18%	56%
Year Ended October 31, 2012	16.59	(0.06)	1.16	1.10	—	—	—	17.69	6.63%(e)	11,327	1.20%	(0.36)%	1.27%	53%
Year Ended October 31, 2013	17.69	(0.01)	5.34	5.33	—	(1.29)	(1.29)	21.73	32.24%(e)	12,761	1.20%	(0.05)%	1.21%	75%
Year Ended October 31, 2014	21.73	(0.09)	3.03	2.94	—	(2.58)	(2.58)	22.09	14.59%	13,504	1.20%	(0.44)%	1.21%	68%
CLASS B SHARES
Year Ended October 31, 2010	11.60	(0.16)	2.36	2.20	—	—	—	13.80	18.97%(d),(e)	1,213	1.95%	(1.28)%(d)	1.98%	89%
Year Ended October 31, 2011	13.80	(0.18)	1.51	1.33	—	—	—	15.13	9.64%(e)	962	1.93%	(1.19)%	1.93%	56%
Year Ended October 31, 2012	15.13	(0.17)	1.06	0.89	—	—	—	16.02	5.88%(e)	621	1.95%	(1.10)%	2.03%	53%
Year Ended October 31, 2013	16.02	(0.12)	4.75	4.63	—	(1.29)	(1.29)	19.36	31.16%(e)	493	1.95%	(0.72)%	1.96%	75%
Year Ended October 31, 2014	19.36	(0.21)	2.67	2.46	—	(2.58)	(2.58)	19.24	13.81%	310	1.95%	(1.17)%	1.96%	68%
CLASS C SHARES
Year Ended October 31, 2010	11.68	(0.17)	2.38	2.21	—	—	—	13.89	18.92%(d),(e)	184	1.95%	(1.30)%(d)	1.99%	89%
Year Ended October 31, 2011	13.89	(0.18)	1.52	1.34	—	—	—	15.23	9.65%(e)	251	1.94%	(1.21)%	1.94%	56%
Year Ended October 31, 2012	15.23	(0.18)	1.07	0.89	—	—	—	16.12	5.84%(e)	482	1.95%	(1.14)%	2.03%	53%
Year Ended October 31, 2013	16.12	(0.14)	4.80	4.66	—	(1.29)	(1.29)	19.49	31.15%(e)	602	1.95%	(0.81)%	1.96%	75%
Year Ended October 31, 2014	19.49	(0.22)	2.69	2.47	—	(2.58)	(2.58)	19.38	13.76%	764	1.95%	(1.19)%	1.96%	68%
CLASS I SHARES
Year Ended October 31, 2010	12.65	(0.04)	2.58	2.54	—	—	—	15.19	20.08%(d),(e)	49,474	0.95%	(0.30)%(d)	0.99%	89%
Year Ended October 31, 2011	15.19	(0.04)	1.68	1.64	—	—	—	16.83	10.80%(e)	57,222	0.94%	(0.22)%	0.94%	56%
Year Ended October 31, 2012	16.83	(0.02)	1.18	1.16	—	—	—	17.99	6.89%(e)	57,916	0.95%	(0.12)%	1.04%	53%
Year Ended October 31, 2013	17.99	0.04	5.42	5.46	(0.02)	(1.29)	(1.31)	22.14	32.49%(e)	68,624	0.95%	0.20%	0.96%	75%
Year Ended October 31, 2014	22.14	(0.04)	3.11	3.07	—	(2.58)	(2.58)	22.63	14.94%	64,252	0.95%	(0.18)%	0.96%	68%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Growth Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund’ established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.02%, 0.02%, 0.02% and .02% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%, 0.28%, 0.12% and 0.16% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
Amounts designated as “-” are $0 or have been rounded to $0.

53

Financial Highlights

HSBC Funds—Opportunity Fund

       Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
			Net Realized
			and											Ratio
			Unrealized							Net		Ratio of Net		of Expenses
	Net Asset	Net	Gains		Net Realized					Assets at	Ratio of Net	Investment		to Average
	Value,	Investment	(Losses)	Total from	Gains from		Net Asset			End of	Expenses to	Income (Loss)		Net Assets	Portfolio
	Beginning	Income	from	Investment	Investment	Total	Value, End	Total		Period	Average Net	to Average Net		(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets	Assets		Reductions)	(c)
CLASS A SHARES
Year Ended October 31, 2010	$7.56	$(0.09)	$2.20	$2.11	$—	$—	$9.67	27.91	%(d),(e)	$11,282	1.55%	(1.00	)%(d)	2.07%	68%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	(0.16)	(0.16)	10.63	11.59	%(e)	11,145	1.55%	(0.62)%		1.85%	69%
Year Ended October 31, 2012	10.63	(0.05)	1.11	1.06	(1.56)	(1.56)	10.13	12.08	%(e)	10,204	1.55%	(0.51)%		2.20%	59%
Year Ended October 31, 2013	10.13	(0.06)	3.34	3.28	(0.63)	(0.63)	12.78	34.02	%(e)	14,259	1.55%	(0.49)%		2.01%	70%
Year Ended October 31, 2014	12.78	(0.13)	1.53	1.40	(1.35)	(1.35)	12.83	11.57%		16,110	1.55%	(1.04)%		1.86%	66%
CLASS B SHARES
Year Ended October 31, 2010	6.37	(0.13)	1.85	1.72	—	—	8.09	27.00	%(d),(e)	658	2.30%	(1.78	)%(d)	2.86%	68%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	(0.16)	(0.16)	8.80	10.75	%(e)	536	2.30%	(1.36)%		2.64%	69%
Year Ended October 31, 2012	8.80	(0.10)	0.87	0.77	(1.56)	(1.56)	8.01	11.15	%(e)	499	2.30%	(1.25)%		2.99%	59%
Year Ended October 31, 2013	8.01	(0.11)	2.60	2.49	(0.63)	(0.63)	9.87	33.10	%(e)	480	2.30%	(1.24)%		2.77%	70%
Year Ended October 31, 2014	9.87	(0.16)	1.15	0.99	(1.35)	(1.35)	9.51	10.74%		334	2.30%	(1.74)%		2.60%	66%
CLASS C SHARES
Year Ended October 31, 2010	6.49	(0.13)	1.89	1.76	—	—	8.25	27.12	%(d),(e)	341	2.30%	(1.75	)%(d)	2.86%	68%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	(0.16)	(0.16)	8.98	10.79	%(e)	437	2.30%	(1.38)%		2.64%	69%
Year Ended October 31, 2012	8.98	(0.10)	0.89	0.79	(1.56)	(1.56)	8.21	11.14	%(e)	545	2.30%	(1.19)%		3.03%	59%
Year Ended October 31, 2013	8.21	(0.11)	2.67	2.56	(0.63)	(0.63)	10.14	33.15	%(e)	711	2.30%	(1.21)%		2.76%	70%
Year Ended October 31, 2014	10.14	(0.17)	1.18	1.01	(1.35)	(1.35)	9.80	10.64%		822	2.30%	(1.77)%		2.61%	66%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares and Class C Shares, respectively.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
Amounts designated as “-” are $0 or have been rounded to $0.

54

Financial Highlights

HSBC Advisor Funds Trust—Opportunity Fund (Advisor)

       Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends							Ratios/Supplementary Data
													Ratio
			Net Realized										of Net		Ratio
			and										Investment		of Expenses
	Net Asset	Net	Unrealized			Net Realized					Net Assets	Ratio of Net	Income		to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End of	Expenses to	(Loss) to		Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		Period	Average Net	Average		(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets	Net Assets		Reductions)	(c)
CLASS I SHARES
Year Ended October 31, 2010	$9.93	$(0.06)	$2.90	$2.84	$—	$—	$—	$12.77	28.60	%(d),(e)	$117,064	1.01%	(0.46	)%(d)	1.01%	68%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	—	(0.31)	(0.31)	14.02	12.25	%(e)	122,017	1.01%	(0.07)%		1.01%	69%
Year Ended October 31, 2012	14.02	(0.01)	1.46	1.45	—	(2.07)	(2.07)	13.40	12.50	%(e)	135,098	1.08%	(0.01)%		1.08%	59%
Year Ended October 31, 2013	13.40	0.01	4.47	4.48	—	(0.61)	(0.61)	17.27	34.70	%(e)	208,321	0.99%	0.07%		0.99%	70%
Year Ended October 31, 2014	17.27	(0.08)	2.07	1.99	(0.04)	(1.75)	(1.79)	17.47	12.16%		205,237	1.00%	(0.49)%		1.00%	66%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund’ established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01% for Class I Shares.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
Amounts designated as “-” are $0 or have been rounded to $0.

55

For more information about the Funds, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Funds at:

HSBC Funds
PO Box 182845
Columbus, Ohio 43218-2845
Telephone:	1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

●	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

●	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File Nos. 811-04782 and 811-07583

HSB-PU-RTL 0315

HSBC Global Asset Management (USA) Inc.

HSBC World Selection Funds
Prospectus
 February 27, 2015

	Class A	Class B	Class C
Aggressive Strategy Fund	HAAGX	HBAGX	HCAGX
Balanced Strategy Fund	HAGRX	HSBGX	HCGRX
Moderate Strategy Fund	HSAMX	HSBMX	HSCMX
Conservative Strategy Fund	HACGX	HBCGX	HCCGX
Income Strategy Fund	HINAX	HINBX	HINCX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC World Selection Funds	Table of Contents

	Summary Section
This section summarizes each	3	Aggressive Strategy Fund
Fund’s investment objectives,	12	Balanced Strategy Fund
strategies, fees, risks, and past	21	Moderate Strategy Fund
performance, and provides other	30	Conservative Strategy Fund
information about your account.	39	Income Strategy Fund

	Additional Information About the World Selection Funds’
	Investment Strategies and Risks
This section provides	48	More About Risks and Investment Strategies
additional details about each	49	Principal Investment Risks
Fund’s investment strategies	54	Additional Risks
and risks.	55	More Information About Indices
	56	Who May Want to Invest?
	56	More Information About Fund Investments
	56	Portfolio Holdings
	56	The Two-Tier Fund Structure

	Fund Management
Review this section for	57	The Investment Adviser
details on the people and	58	Portfolio Manager
organizations who provide	58	The Distributor, Administrator and Sub-Administrator
services to the Funds.

	Shareholder Information
Review this section for	59	Pricing of Fund Shares
details on how shares are	60	Purchasing and Adding to Your Shares
valued, and how to purchase,	65	Selling Your Shares
sell and exchange shares.	69	Distribution Arrangements/Sales Charges
This section also describes	75	Distribution and Shareholder Servicing
related charges, and payments		Arrangements—Revenue Sharing
of dividends and distributions.	75	Exchanging Your Shares
	76	Delivery of Shareholder Documents
	77	Dividends, Distributions and Taxes

	Financial Highlights
Review this section for	80	Aggressive Strategy Fund
details on selected financial	81	Balanced Strategy Fund
statements of the Funds.	82	Moderate Strategy Fund
	83	Conservative Strategy Fund
	84	Income Strategy Fund

2

Aggressive Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Aggressive Strategy Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 69 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.92%	0.92%	0.92%
Total Other Expenses	1.17%	1.17%	1.17%
Acquired Fund Fees and Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses*	1.65%	2.40%	2.40%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3

Aggressive Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$994	$1,352	$2,357
Class B Shares	$643	$948	$1,280	$2,380
Class C Shares	$343	$748	$1,280	$2,300

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$243	$748	$1,280	$2,380
Class C Shares	$243	$748	$1,280	$2,300

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses a “tactical” or an active asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

4

Aggressive Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s targeted allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective and target level of risk. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation quarterly and may revise the neutral target allocation.

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact that market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments periodically to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

Compared to the other Funds included in this prospectus, the Fund is viewed as having the greatest potential for long-term investment returns, as well as the most investment risk.

This table shows how the Adviser expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class as of February 27, 2015.

	Investment Range	Neutral Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	50-100%	94%
U.S. Equity
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	0-50%	0%
Government Bonds
Investment Grade Corporates
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	5%
Real Estate Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities), real estate investment trusts (“REITs”) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

5

Aggressive Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

●

Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

●

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●	Debt Instruments Risk: The risks of investing in debt instruments include:
●

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

●

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make are or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

6

Aggressive Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

●

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

7

Aggressive Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●	Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.
●

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

●

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

●

Exchange Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

●

Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

●

Quantitative Models Risk: The Adviser’s use of quantitative investment models to select the Fund’s investments exposes the Fund to specific types of risks. It is not possible for the Adviser to incorporate all of the relevant and available data into its quantitative models. Investments made in reliance on quantitative models could perform differently than the market as a whole and there is no guarantee of successful performance under any market conditions. The complex nature of quantitative models creates the risk that errors will occur in a model, which may prevent the Fund from achieving its intended objectives.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

8

Aggressive Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3	2009	18.39%
Worst Quarter:	Q4	2008	-23.14%

9

Aggressive Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Morgan Stanley Capital International All Country World Index (net of withholding taxes) (“MSCI ACWI Index”), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. Effective February 27, 2015, the Fund changed its primary benchmark from the Standard & Poor’s 500 Index to the MSCI ACWI Index to reflect the asset classes in which the Fund primarily invests.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception			Since
	Date	1 Year	5 Years	Inception
Class A Return Before Taxes	Feb. 14, 2005	-2.77%	7.63%	5.56%
Class A Return After Taxes on
Distributions	Feb. 14, 2005	-9.38%	5.73%	4.51%
Class A Return After Taxes on
Distributions and Sale of Fund Shares	Feb. 14, 2005	2.45%	5.85%	4.41%
Class B Return Before Taxes (with
applicable CDSC)	Feb. 9, 2005	-1.47%	7.93%	5.65%
Class C Return Before Taxes
(with applicable CDSC)	June 9, 2005	0.82%	7.92%	5.90%
MSCI ACWI Index (reflects no
deduction for fees or expenses, but
net of withholding tax on dividend
reinvestments)	—	4.16%	9.17%	6.32	% *
Barclays Capital U.S. Aggregate Bond
Index (reflects no deduction for fees,
expenses or taxes)	—	5.97%	4.45%	4.62	% *
Citigroup U.S. Domestic 3-Month T-Bill
(reflects no deduction for fees,
expenses or taxes)	—	0.03%	0.07%	1.46	% *
S&P 500 Index (reflects no deduction
for fees, expenses or taxes)	—	13.69%	15.45%	7.92	% *

^

The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy. During the years ended December 31, 2008, 2009, 2010 and 2011 certain Underlying Funds received payments in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.

*	Since February 9, 2005.

10

Aggressive Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Manager

Mr. Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management at the Adviser, has managed the Fund since February 2014.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

11

Balanced Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Balanced Strategy Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 69 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.56%	0.56%	0.56%
Total Other Expenses	0.81%	0.81%	0.81%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses*	1.37%	2.12%	2.12%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

12

Balanced Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$633	$912	$1,212	$2,064
Class B Shares	$615	$864	$1,139	$2,085
Class C Shares	$315	$664	$1,139	$2,003
For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$215	$664	$1,139	$2,085
Class C Shares	$215	$664	$1,139	$2,003

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses a “tactical” or an active asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective and targeted level of risk. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation quarterly and may revise the neutral target allocation.

13

Balanced Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact that market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments periodically to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

Compared to the other Funds included in this prospectus, the Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Moderate Strategy Fund, Conservative Strategy Fund or Income Strategy Fund.

This table shows how the Adviser expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class as of February 27, 2015.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	30-80%	67%
U.S. Equity
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	15-65%	27%
Government Bonds
Investment Grade Corporates
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	5%
Real Estate Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities), real estate investment trusts (“REITs”) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

14

Balanced Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

●	Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

●

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

●

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

15

Balanced Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

●

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

16

Balanced Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

●Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

● Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation

●Exchange Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

●Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

● Quantitative Models Risk: The Adviser’s use of quantitative investment models to select the Fund’s investments exposes the Fund to specific types of risks. It is not possible for the Adviser to incorporate all of the relevant and available data into its quantitative models. Investments made in reliance on quantitative models could perform differently than the market as a whole and there is no guarantee of successful performance under any market conditions. The complex nature of quantitative models creates the risk that errors will occur in a model, which may prevent the Fund from achieving its intended objectives.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

17

Balanced Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3 2009	16.21%
Worst Quarter:	Q4 2008	-19.41%

18

Balanced Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Morgan Stanley Capital International All Country World Index (net of withholding taxes) (“MSCI ACWI Index”), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. Effective February 27, 2015, the Fund changed its primary benchmark from the Standard & Poor’s 500 Index to the MSCI ACWI Index to reflect the asset classes in which the Fund primarily invests.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception			Since
	Date	1 Year	5 Years	Inception
Class A Return Before Taxes	Feb. 8, 2005	-2.45%	7.10%	5.48%
Class A Return After Taxes on Distributions	Feb. 8, 2005	-7.82%	5.03%	4.29%
Class A Return After Taxes on Distributions
and Sale of Fund Shares	Feb. 8, 2005	1.39%	5.23%	4.23%
Class B Return Before Taxes (with
applicable CDSC)	Feb. 1, 2005	-1.46%	7.39%	5.65%
Class C Return Before Taxes (with
applicable CDSC)	April 27, 2005	1.04%	7.39%	5.91%
MSCI ACWI Index (reflects no deduction
for fees or expenses, but net of withholding
tax on dividend reinvestments)	—	4.16%	9.17%	6.33	% *
Barclays Capital U.S. Aggregate Bond
Index (reflects no deduction for fees,
expenses or taxes)	—	5.97%	4.45%	4.69	% *
Citigroup U.S. Domestic 3-Month T-Bill
(reflects no deduction for fees, expenses
or taxes)	—	0.03%	0.07%	1.46	% *
S&P 500 Index (reflects no deduction for
fees, expenses or taxes)	—	13.69%	15.45%	7.94	% *

^	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy. During the years ended December 31, 2007, 2008, 2009, 2010 and 2011, certain Underlying Funds received payments in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
*	Since February 1, 2005.

19

Balanced Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Manager

Mr. Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management at the Adviser, has managed the Fund since February 2014.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

20

Moderate Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Moderate Strategy Fund (the “Fund”) is high total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 69 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.59%	0.59%	0.59%
Total Other Expenses	0.84%	0.84%	0.84%
Acquired Fund Fees and Expenses	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses*	1.39%	2.14%	2.14%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

21

Moderate Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$634	$918	$1,222	$2,085
Class B Shares	$617	$870	$1,149	$2,107
Class C Shares	$317	$670	$1,149	$2,025

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$217	$670	$1,149	$2,107
Class C Shares	$217	$670	$1,149	$2,025

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”) and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses a “tactical” or an active asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective and targeted level of risk. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation quarterly and may revise the neutral target allocation.

22

Moderate Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact that market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments periodically to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

Compared to the other Funds included in this prospectus, the Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund or Balanced Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Conservative Strategy Fund or Income Strategy Fund.

This table shows how the Adviser expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class as of February 27, 2015.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	20-70%	43%
U.S. Equity
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	30-80%	51%
Government Bonds
Investment Grade Corporates
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	5%
Real Estate Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities), real estate investment trusts (“REITs”) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

23

Moderate Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

●Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

●Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

●Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●Debt Instruments Risk: The risks of investing in debt instruments include:

● High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

● Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

● Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

24

Moderate Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

●Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

● Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

● Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

● Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

● Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

25

Moderate Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

● Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

●Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

● Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

●Exchange Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

●Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

● Quantitative Models Risk: The Adviser’s use of quantitative investment models to select the Fund’s investments exposes the Fund to specific types of risks. It is not possible for the Adviser to incorporate all of the relevant and available data into its quantitative models. Investments made in reliance on quantitative models could perform differently than the market as a whole and there is no guarantee of successful performance under any market conditions. The complex nature of quantitative models creates the risk that errors will occur in a model, which may prevent the Fund from achieving its intended objectives.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

26

Moderate Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3 2009	13.43%
Worst Quarter:	Q4 2008	-15.57%

27

Moderate Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Barclays Capital U.S. Aggregate Bond Index, the Morgan Stanley Capital International All Country World Index (net of withholding taxes) (“MSCI ACWI Index”) and the Citigroup U.S. Domestic 3-Month T-Bill.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception			Since
	Date	1 Year	5 Years	Inception
Class A Return Before Taxes	Feb. 3, 2005	-2.05%	6.08%	4.82%
Class A Return After Taxes on
Distributions	Feb. 3, 2005	-5.89%	4.27%	3.67%
Class A Return After Taxes on
Distributions and Sale of Fund Shares	Feb. 3, 2005	0.68%	4.33%	3.60%
Class B Return Before Taxes (with
applicable CDSC)	Feb. 1, 2005	-1.25%	6.38%	4.95%
Class C Return Before Taxes (with
applicable CDSC)	June 9, 2005	1.52%	6.38%	4.95%
Barclays Capital U.S. Aggregate Bond
Index (reflects no deduction for fees,
expenses or taxes)	—	5.97%	4.45%	4.69	% *
MSCI ACWI Index (reflects no deduction
for fees or expenses, but net of withholding
tax on dividend reinvestments)	—	4.16%	9.17%	6.33	% *
Citigroup U.S. Domestic 3-Month T-Bill
(reflects no deduction for fees, expenses
or taxes)	—	0.03%	0.07%	1.46	% *

^	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy. During the years ended December 31, 2007, 2008, 2009, 2010 and 2011, certain Underlying Funds received payments in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
*	Since February 1, 2005.

28

Moderate Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Manager

Mr. Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management at the Adviser, has managed the Fund since February 2014.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$ 250	$100
Automatic Investment Plan	$ 250	$ 25

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, quarterly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

29

Conservative Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Conservative Strategy Fund (the “Fund”) is high total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 69 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.83%	0.83%	0.83%
Total Other Expenses	1.08%	1.08%	1.08%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses*	1.58%	2.33%	2.33%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

30

Conservative Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$653	$974	$1,317	$2,284
Class B Shares	$636	$927	$1,245	$2,307
Class C Shares	$336	$727	$1,245	$2,227

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$236	$727	$1,245	$2,307
Class C Shares	$236	$727	$1,245	$2,227

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”) and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses a “tactical” or an active asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective and targeted level of risk. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation quarterly and may revise the neutral target allocation.

31

Conservative Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact that market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments periodically to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

Compared to the other Funds included in this prospectus, the Fund and the Income Strategy Fund are viewed as having the lowest potential for long-term investment returns, as well as the lowest investment risk.

This table shows how the Adviser expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class as of February 27, 2015.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	0-50%	23%
U.S. Equity
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	50-100%	72%
Government Bonds
Investment Grade Corporates
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	4%
Real Estate Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities), real estate investment trusts (“REITs”) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

32

Conservative Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

●Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

●Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

●Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●Debt Instruments Risk: The risks of investing in debt instruments include:

● High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

● Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

● Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

33

Conservative Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

●Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

● Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

● Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

● Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

● Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

34

Conservative Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●	Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.
●

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

●

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

●

Exchange Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

●

Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

●

Quantitative Models Risk: The Adviser’s use of quantitative investment models to select the Fund’s investments exposes the Fund to specific types of risks. It is not possible for the Adviser to incorporate all of the relevant and available data into its quantitative models. Investments made in reliance on quantitative models could perform differently than the market as a whole and there is no guarantee of successful performance under any market conditions. The complex nature of quantitative models creates the risk that errors will occur in a model, which may prevent the Fund from achieving its intended objectives.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

35

Conservative Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q2 2009	10.18%
Worst Quarter:	Q4 2008	-11.36%

36

Conservative Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Barclays Capital U.S. Aggregate Bond Index, the Morgan Stanley Capital International All Country World Index (net of withholding taxes) (“MSCI ACWI Index”) and the Citigroup U.S. Domestic 3-Month T-Bill.

Average Annual Total Returns^ (for the periods ended December 31, 2014)

	Inception			Since
	Date	1 Year	5 Years	Inception
Class A Return Before Taxes	Feb. 23, 2005	-1.81%	4.96%	4.10%
Class A Return After Taxes on
Distributions	Feb. 23, 2005	-4.63%	3.34%	2.96%
Class A Return After Taxes on
Distributions and Sale of Fund Shares	Feb. 23, 2005	0.30%	3.42%	2.94%
Class B Return Before Taxes (with
applicable CDSC)	Feb. 17, 2005	-0.99%	5.25%	4.13%
Class C Return Before Taxes (with
applicable CDSC)	April 19, 2005	1.74%	5.25%	4.55%
Barclays Capital U.S. Aggregate Bond
Index (reflects no deduction for fees,
expenses or taxes)	—	5.97%	4.45%	4.70%	*
MSCI ACWI Index (reflects no deduction
for fees or expenses, but net of withholding
tax on dividend reinvestments)	—	4.16%	9.17%	6.15%	*
Citigroup U.S. Domestic 3-Month T-Bill
(reflects no deduction for fees, expenses
or taxes)	—	0.03%	0.07%	1.47%	*

^	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy. During the years ended December 31, 2007, 2008, 2009, 2010 and 2011, certain Underlying Funds received payments in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
*	Since February 17, 2005.

37

Conservative Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Manager

Mr. Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management at the Adviser, has managed the Fund since February 2014.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, quarterly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

38

Income Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Income Strategy Fund (the “Fund”) is to provide current income. The Fund’s secondary objective is to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 69 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	9.63%	9.63%	9.63%
Total Other Expenses	9.88%	9.88%	9.88%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses*	10.41%	11.16%	11.16%
Fee Waiver and/or Expense Reimbursement**	8.63%	8.63%	8.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement	1.78%	2.53%	2.53%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

39

Income Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$647	$2,585	$4,319	$7,896
Class B Shares	$656	$2,605	$4,296	$7,940
Class C Shares	$356	$2,405	$4,296	$7,908

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$256	$2,405	$4,296	$7,940
Class C Shares	$256	$2,405	$4,296	$7,908

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”) and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses a “tactical” or an active asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective and targeted level of risk. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation quarterly and may revise the neutral target allocation.

40

Income Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact that market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments periodically to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

Compared to the other Funds included in this prospectus, the Fund and the Conservative Strategy Fund are viewed as having the lowest potential for long-term investment returns, as well as the lowest investment risk.

This table shows how the Adviser expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class as of February 27, 2015.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	0-50%	20%
U.S. Equity
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	50-100%	79%
Government Bonds
Investment Grade Corporates
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	0%
Real Estate Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities), real estate investment trusts (“REITs”) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

41

Income Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

●

Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

●

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates or heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

●

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

●

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

42

Income Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

	●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

43

Income Strategy Fund
Summary Section

Principal Investment Risks – (continued)

●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●	Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

●

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

●

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

●

Exchange Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

●

Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

●

Quantitative Models Risk: The Adviser’s use of quantitative investment models to select the Fund’s investments exposes the Fund to specific types of risks. It is not possible for the Adviser to incorporate all of the relevant and available data into its quantitative models. Investments made in reliance on quantitative models could perform differently than the market as a whole and there is no guarantee of successful performance under any market conditions. The complex nature of quantitative models creates the risk that errors will occur in a model, which may prevent the Fund from achieving its intended objectives.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

44

Income Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Class B Shares and Class C Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q2	2014	2.67%
Worst Quarter:	Q2	2013	-2.69%

45

Income Strategy Fund
Summary Section

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Barclays Capital U.S. Aggregate Bond Index, the Morgan Stanley Capital International All Country World Index (net of withholding taxes) (“MSCI ACWI Index”) and the Citigroup U.S. Domestic 3-Month T-Bill.

Performance Bar Chart and Table – (continued)

Average Annual Total Returns (for the periods ended December 31, 2014)

	Inception		Since
	Date	1 Year	Inception
Class A Return Before Taxes	March 20, 2012	-1.24%	2.07%
Class A Return After Taxes on
Distributions	March 20, 2012	-2.17%	0.89%
Class A Return After Taxes on
Distributions and Sale of Fund Shares	March 20, 2012	-0.43%	1.19%
Class B Return Before Taxes (with
applicable CDSC)	March 20, 2012	-1.08%	2.41%
Class C Return Before Taxes (with
applicable CDSC)	March 20, 2012	1.93%	3.09%
Barclays Capital U.S. Aggregate Bond
Index (reflects no deduction for fees,
expenses or taxes)	—	5.97%	2.98	% *
MSCI ACWI Index (reflects no deduction for
fees or expenses, but net of withholding tax on
dividend reinvestments)	—	4.16%	10.62	% *
Citigroup U.S. Domestic 3-Month T-Bill
(reflects no deduction for fees, expenses
or taxes)	—	0.03%	0.05	% *

*	Since March 20, 2012.

46

Income Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Manager

Mr. Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management at the Adviser, has managed the Fund since February 2014.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, monthly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

47

Additional Information About the World Selection Funds’
Investment Strategies and Risks

More About Risks and Investment Strategies

Each Fund is a series of HSBC Funds (the “Trust”). The investment objective and strategies of each Fund are not fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental policies. As a Fund’s allocations among the Underlying Funds and ETNs change from time to time, or to the extent that the expense ratios of the Underlying Funds change, the weighted average operating expenses borne by the Fund may increase or decrease. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund or any Underlying Fund will be achieved.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Each Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser deems appropriate. Each Fund may also borrow money for temporary or emergency purposes. When a Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. A Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

48

Additional Information About the World Selection Funds’
Investment Strategies and Risks

Principal Investment Risks

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund’s relative exposure to these risks depends on its investment allocation. This section provides more detailed information about the Funds’ and the Underlying Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds or Underlying Funds may use. The Funds’ SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

Each Fund and its Underlying Funds are subject to one or more of the following principal investment risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

●	Allocation Risk: Each Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause a Fund to underperform other similar funds or cause you to lose money. Moreover, a Fund may not achieve its target asset and sector allocations. There can be no assurances that the Adviser’s selection of and adjustments to target asset and sector allocations will enable a Fund to achieve its investment objective.

●

Underlying Fund Selection Risk: The risk that a Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. It is possible that one or more Underlying Funds will not meet their own investment objectives, which would affect a Fund’s performance. There can be no assurances that the investment objective of any Fund or any Underlying Fund will be achieved. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time and result in significant declines in the value of a Fund’s investments. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that were expected to increase the price of the security do not occur.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stock of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

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Additional Information About the World Selection Funds’
Investment Strategies and Risks

Principal Investment Risks – (continued)

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small-capitalization companies may be newer or less established.

●

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

●

Market Risk: The value of a Fund’s investments may decline due to changing economic, social, political or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a regional, national or global level. For instance, terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●

High-Yield (“Junk Bond”) Risk: High-yield securities (sometimes called “junk bonds”) are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality. High-yield securities are often considered speculative investments that have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile and less liquid than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic or political conditions, or the expectation of adverse market, economic or political conditions. High-yield securities, which are typically issued by smaller, less credit worthy companies or by highly indebted companies, pay investors a premium (i.e., a higher interest rate or yield) because of the increased risk of loss.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and a Fund’s investments.

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Additional Information About the World Selection Funds’
Investment Strategies and Risks

Principal Investment Risks – (continued)

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to debt instrument markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance. The liquidity levels of a Fund’s portfolio may also be affected.

●

Credit Risk: A Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

●

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

●

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swap, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Adviser uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of the Adviser’s derivatives strategies will also be affected by the ability of the Adviser to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Additional Information About the World Selection Funds’
Investment Strategies and Risks

Principal Investment Risks – (continued)

●	Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, the use of reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. This is because leverage tends to increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes could adversely affect a Fund’s investments in a foreign country. In addition, the lack of regulatory controls may expose a Fund to additional risks.

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. To the extent a Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

●

Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries, and rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase the funding costs of such issuers. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in instruments with exposure to emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices that could result in losses, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.”

●

Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market. Additionally, to the extent that such an Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

●

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

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Additional Information About the World Selection Funds’
Investment Strategies and Risks

Principal Investment Risks – (continued)

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●

Real Estate Risk: A portion of the assets of the Funds is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

●

Exchange Traded Fund Risk: Investments in ETFs are generally intended to assist a Fund track the return of the particular market segments or indices that are represented by the ETFs. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective, and is subject to the risk that the market price of the ETF’s shares may trade at a premium or a discount to their net asset value; an active trading market for an ETF’s shares may not develop or be maintained; and there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

●

Exchange Traded Note Risk: ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of debt instruments and trade on a major exchange, similar to shares of ETFs. However, this type of debt instrument differs from other types of bonds and notes because ETN returns are based upon the performance of a market index or reference asset minus applicable fees, no periodic coupon payments are distributed, and no principal protection exists. ETNs create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The decision to sell ETN holdings may also be limited by the availability of a secondary market. If a Fund or Underlying Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If a Fund or Underlying Fund holds its investment in an ETN until maturity, the issuer will give the Fund or Underlying Fund a cash amount that would be equal to principal amount (subject to the day’s index or reference asset factor). ETNs are also subject to counterparty credit risk and fixed income risk.

●

Model and Data Risk: The Adviser will use various quantitative models to select investments for the Funds. Quantitative models, data, and portfolio construction disciplines whether proprietary or supplied by a vendor, and any decisions made in reliance thereon, can expose a Fund to specific risks of loss. There is risk that investments (including investment vehicles) selected using quantitative modeling and analysis could perform differently from the market as a whole. Quantitative models rely on market inputs, expectations and formulas which can be wrong, outdated, misinterpreted or simply perform differently from the Adviser’s expectations. No assurance can be given that a model will be successful under all or any market conditions.

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Additional Information About the World Selection Funds’
Investment Strategies and Risks

Principal Investment Risks – (continued)

●

Programming and Modeling Error Risk: Because of the complexity of quantitative-focused investment models, which often rely on computer programming, there is a risk that a model may contain an error. One or more errors could adversely affect a Fund's performance, and is part of the risk of investing in a Fund. It is not possible or practicable for the Adviser to factor all relevant and available data into quantitative model forecasts and/or trading decisions. The Adviser will use its discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. The Adviser will also decide what weight to place on each factor in a quantitative model. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of a Fund or will be successful. There can be no assurance that these methodologies, which may change from time to time in the discretion of the Adviser, will enable a Fund to achieve its objective.

Additional Risks

Each Fund has a different level of risk depending on its investment allocation in the Underlying Funds. Generally, in addition to the principal investment risks described above, each Fund and its Underlying Funds will be subject to the following additional risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

●

Liquidity Risk: A Fund may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to a lack of demand in the market for, or a reduction in the number or capacity of market participants making a market in, such investments. Additionally, a Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. A Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent the Fund from taking advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

●

Repurchase Agreement Risk: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●

When-Issued Securities Risk: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that security.

●

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, mortgage- and asset-backed securities may be difficult to value or become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics. If market interest rates increase substantially and a Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the

54

Additional Information About the World Selection Funds’
Investment Strategies and Risks

Additional Risks – (continued)

lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect a Fund’s net asset value. In addition, mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

●

Exposure to Technology Risk: The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. The value of a Fund’s investments in the mid cap sector of the stock market may be impacted by developments affecting technology and technology-related stocks generally. Each Fund does not as a matter of investment strategy seek to invest disproportionately in such securities.

●

Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on a Fund’s performance if a Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, the performance would be lower.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The MSCI ACWI Index is calculated net of withholding taxes on dividend reinvestments and approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the withholding tax rate to non-resident individuals who do not benefit from double taxation treaties.

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. The U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety.

Citigroup U.S. Domestic 3-Month T-Bill: The Citigroup U.S. Domestic 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over and reinvested in a new 3-month treasury bill. The income used to calculate the monthly return is derived from subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

S&P 500 Index: The S&P 500 Index is widely regarded as a gauge of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

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Additional Information About the World Selection Funds’
Investment Strategies and Risks

Who May Want To Invest?

Consider investing in a Fund if you are:

●

Seeking a single investment in the asset classes and sectors in which a Fund invests that diversifies your assets in a portfolio of Underlying Funds by utilizing an asset allocation strategy, including tactical asset allocation

●	Seeking to invest for long-term goals, such as retirement
●	Willing to accept the higher risks of investing at least a portion of your investment in the stock market and/or the bond market in exchange for potentially higher long-term total returns
●	Seeking an investment that generates current income from a portfolio of Underlying Funds (Income Strategy Fund only)

A Fund will not be appropriate for anyone:

●	Seeking to invest solely in either the stock market or the bond market
●	Pursuing a short-term goal
●	Investing emergency reserves
●	Seeking safety of principal, as investors should be prepared to lose money and experience potentially significant market volatility in connection with their investment
●	Seeking capital appreciation as a primary investment objective (Income Strategy Fund only)

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

The Two-Tier Fund Structure

Other mutual funds and institutional investors may invest in the Underlying Funds on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on other investors in an Underlying Fund, including a Fund. For example, if a large investor withdraws from an Underlying Fund, operating expenses may increase, thereby producing lower returns for investors in the Funds. Additionally, an Underlying Fund may become less diversified, which could increase risks.

By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. Your cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. Similarly, the Adviser or the Funds’ portfolio managers may have an incentive to select Underlying Funds managed by the Adviser or certain Underlying Funds due to compensation considerations. However, the Adviser and the portfolio managers have a fiduciary duty to the Funds to act in the Funds’ best interests when selecting Underlying Funds, and the Board of Trustees of the Funds oversees the Adviser’s performance.

56

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc. (the “Adviser”), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds pursuant to an investment advisory contract with the Trust (the “Investment Advisory Agreement”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in the HSBC Family of Funds.

In rendering investment advisory services, the Adviser may use the resources of affiliated investment advisers. With respect to the provision of investment advisory services for the Funds, the Adviser relies upon the services of HSBC Global Asset Management (UK) Limited, 78 St. James Street, London, United Kingdom, SWIA, IEJ, (“AMEU”), an affiliated investment adviser. In order for personnel of AMEU to provide portfolio management, research or trading advice to the Adviser’s U.S. clients, such as the Funds, the Adviser and AMEU have entered into a memorandum of understanding (“MOU”). Under the terms of the MOU, investment professionals from AMEU may render portfolio management, research or trading services to the Funds, as “associated persons” of the Adviser, subject to supervision by the Adviser. The Adviser may also utilize the research and expertise of other affiliates and third parties in managing the Funds’ investments.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, the Adviser may currently hire and/or terminate subadvisers without shareholder approval. None of the Funds currently use a subadviser. However, the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

For these advisory and management services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:*

Percentage of Average
Net Assets for Fiscal Year
Ended 10/31/14
Aggressive Strategy Fund	0.25%
Balanced Strategy Fund	0.25%
Moderate Strategy Fund	0.25%
Conservative Strategy Fund	0.25%
Income Strategy Fund	0.00%

*	The Adviser may voluntarily waive all or a portion of its management fee. The Adviser has done so for periods of operation during which a Fund’s Total Annual Fund Operating Expenses were above that Fund’s expense cap, as set forth in the applicable contractual expense limitation agreement. The Adviser has entered into a contractual expense limitation agreement with each Fund (“Agreement”) under which it will limit the total expenses of each respective Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50% of Class A Shares of each Fund, 2.25% of Class B Shares of each Fund and 2.25% of Class C Shares of each Fund. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

57

Fund Management

The Investment Adviser continued

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the Funds’ April 30, 2014 semi-annual report and will be available in the April 30, 2015 semi-annual report.

Portfolio Manager

The portfolio manager primarily responsible for the day-to-day management of the Funds is:

Rayman Bovell, CFA. Mr. Bovell is primarily responsible for developing and implementing the asset allocation and selecting the Underlying Funds and investments that provide exposure to each asset class. He is responsible for managing the Wealth Portfolio Management Team in New York and Toronto and joined the Adviser in 2008 after having worked in the industry since 2001. Mr. Bovell’s current role includes asset allocation, portfolio management and research responsibilities across broad equity and fixed income asset classes covered by the Wealth Portfolio Management team.

Prior to joining the Adviser, Mr. Bovell was an Analyst at Merrill Lynch and was responsible for researching US equity managers, where he worked since 2005. Previous to that he worked at Lehman Brothers as a Financial Adviser, where he joined in 2001. Mr. Bovell started his career as a Technical Specialist at Pfizer and manufactured oral and intravenous products.

Mr. Bovell holds a Bachelors of Science degree from Columbia University in Chemical Engineering and an MBA from the Ross School of Business at the University of Michigan. He leads the Investment Committee for Columbia Engineering Alumni Association. Mr. Bovell is a Chartered Financial Analyst and a member of the New York Society of Security Analysts and the CFA Institute.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and ownership of securities in the Funds is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Funds (the “Sub-Administrator”). The services provided by the Administrator and Sub-Administrator include: providing office space, equipment and clerical personnel to the Funds, and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

58

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

Underlying Funds that are mutual funds are valued based upon the NAV reported by those Underlying Funds. ETFs and ETNs are normally valued at the last sale price on the relevant exchange.

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most U.S. national holidays and Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by a Fund or its agent, plus any applicable sales charges for purchases. If you sell Class B Shares or Class C Shares, a contingent deferred sales charge may apply to a redemption, which would reduce the amount of money paid to you. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event’’ is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and may materially affect the value of a security. Generally, such “significant events’’ relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

59

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Funds’ Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to receive orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which a Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by a Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Funds’ Transfer Agent until after the time at which a Fund determines its NAV.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment. Any other order to purchase Class B Shares will be rejected. Class B shareholders may continue to hold Class B Shares until such shares automatically convert under the existing conversion schedule, or until the shareholder redeems such Class B Shares, subject to any applicable contingent deferred sales charge (“CDSC”).

	Minimum	Minimum
Class A or C	Initial	Subsequent
Shares	Investment*	Investment*
Regular	$1,000	$100
(non-retirement)
Retirement (IRA)	$ 250	$100
Automatic
Investment Plan	$ 250	$ 25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

60

Shareholder Information

Purchasing and Adding to Your Shares
continued

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be found on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing:
● Fund name ● Share class ● Amount invested ● Account name ● Account number

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183.

Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

61

Shareholder Information

Purchasing and Adding to Your Shares
continued

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account. Class B shareholders are no longer permitted to make investments in Class B Shares through any Automatic Investment Plan, and no new Class B Automatic Investment Plans will be established.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■	Your bank name, address and account number
■	The amount you wish to invest automatically (minimum $25)
■	How often you want to invest (every month, 4 times a year, twice a year or once a year)
■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

●	Name;
●	Date of birth (for individuals);
●	Residential or business street address (although post office boxes are still permitted for mailing); and
●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

62

Shareholder Information

Purchasing and Adding to Your Shares
continued

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1.	An individual, if
	●	the individual’s primary principal residence is located in Canada; or
	●	the individual is physically located in Canada at the time of the offer, sale or other relevant activity.
2.	A corporation, if
	●	the corporation’s head office or principal office is located in Canada; or
●

securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

	●	the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).
3.	A trust, if
	●	the principal office of the trust (if any) is located in Canada; or
	●	the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or
	●	the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).
4.	A partnership, if
	●	the partnership’s head office or principal office (if any) is located in Canada; or
	●	the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or
	●	the general partner (if any) is a Canadian Resident (as described above); or
	●	the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

63

Shareholder Information

Purchasing and Adding to Your Shares
continued

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, certain Underlying Funds may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of these Underlying Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of these Underlying Funds’ portfolio holdings and the reflection of those changes in these Underlying Funds’ net asset value (referred to as “time zone arbitrage”).These delays may occur if an Underlying Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Underlying Fund calculates its respective net asset value. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time these Underlying Funds calculate their net asset values. There is a possibility that time zone arbitrage may dilute the value of these Underlying Funds’ shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a Fund’s investment portfolio and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Funds may be vulnerable to such risks. The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading.

As a deterrent to excessive trading, Underlying Funds may use an independent pricing service using fair valuation methodologies approved and monitored by their respective board of trustees. For more information on fair valuation, see “Shareholder Information-Pricing of Fund Shares-Fair Value Pricing Policies.’’

It is the practice of the Funds to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Funds’ shares that is deemed inappropriate. The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

64

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
	●	Your Fund and account number
	●	Amount you wish to redeem
	●	Address where your check should be sent
	●	Account owner signature
2.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Certain types of redemptions by Individual Retirement Accounts (“IRAs”).
2.	Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:
	●	Your account address has changed within the last 14 calendar days;
	●	The check is not being mailed to the address on your account;
	●	The check is not being made payable to the owner of the account;
	●	The redemption proceeds are being transferred to another Fund account with a different registration;
	●	The redemption proceeds are being wired to bank instructions currently not on your account; or
	●	Other unusual situations as determined by the Funds’ transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

65

Shareholder Information

Selling Your Shares
continued

The transfer agent reserves the right to waive signature guarantee requirements, require a Medallion Signature Guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e., do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

●	A change of name;
●	Add or change banking instructions;
●	Add or change beneficiaries;
●	Add or change authorized account traders;
●	Add a Power of Attorney;
●	Add or change a Trustee; or
●	A UTMA/UGMA custodian change.

Wire Transfer

You must indicate this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Funds may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

●	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.
●	Include a voided personal check.
●	Your account must have a value of $10,000 or more to start withdrawals.

66

Shareholder Information

Selling Your Shares
continued

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or a Fund may close your account and mail the proceeds to you.

Verifying Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable and Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

67

Shareholder Information

Selling Your Shares
continued

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

68

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds. The offering price of Class A Shares includes the front-end sales load.

Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds

	Class A Shares		Class B Shares	Class C Shares
	Percentage		No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.
	of	Percentage
	Offering	of
Sales Charge (Load)	Price*	Investment
Amount of Purchase
Less than $50,000	5.00%	5.26%
$50,000 but less
than $100,000	4.50%	4.71%
$100,000 but less
than $250,000	3.75%	3.90%
$250,000 but less
than $500,000	2.50%	2.56%
$500,000 but less
than $1,000,000	2.00%	2.04%
$1,000,000 and over	N/A	N/A
Distribution (12b-1)** and Servicing Fees	Subject to shareholder servicing fees of up to 0.25% annually of a Fund’s total average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of a Fund’s total average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of a Fund’s total average daily net assets attributable to Class C Shares.

Fund Expenses	Lower annual expenses than Class B or C Shares.		Higher annual expenses than Class A Shares.	Higher annual expenses than Class A Shares.

*	The offering price of Class A Shares includes the front-end sales load.
**

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A Shares of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

Income Strategy Fund

	Class A Shares		Class B Shares	Class C Shares
	Percentage		No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.
	of	Percentage
	Offering	of
Sales Charge (Load)	Price*	Investment
Amount of Purchase
Less than $50,000	4.75%	4.99%
$50,000 but less
than $100,000	4.25%	4.44%
$100,000 but less
than $250,000	3.50%	3.63%
$250,000 but less
than $500,000	2.50%	2.56%
$500,000 but less
than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1)** and Servicing Fees	Subject to shareholder servicing fees of up to 0.25% annually of the Fund’s average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s total average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s total average daily net assets attributable to Class C Shares.

Fund Expenses	Lower annual expenses than Class B or C Shares.		Higher annual expenses than Class A Shares.	Higher annual expenses than Class A Shares.

*	The offering price of Class A Shares includes the front-end sales load.
**

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

70

Shareholder Information

Distribution Arrangements/Sales Charges
continued

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Funds’ transfer agent is properly notified, as described in “Right of Accumulation” and “Combination Privilege”, below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under the age of 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

71

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

●Letter of Intent. You inform a Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

● Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

● Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.25% or 4.50%, as applicable, will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

72

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

●Shares purchased by investment representatives through fee-based investment products or accounts.

●Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

●Proceeds from redemptions of Class B Shares of any of the HSBC Funds within 60 days after redemption.

●Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds or Class C Shares of any of the World Selection Funds within 60 days after redemption of the Class A Shares.

●Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds or Class C Shares of any of the World Selection Funds.

●Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.

●Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

●Shares purchased by tax-qualified employee benefit plans.

●Shares purchased by directors, trustees, employees, and family members of the Adviser or its affiliates and any organization that provides services to the HSBC Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Servicing Fees

The Funds have adopted Distribution (“12b-1”) Plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A, Class B and Class C Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds, including performing certain shareholder account, administrative and service functions.

●The 12b-1 fees and shareholder services fees vary by share class as follows:

●Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

●Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

73

Shareholder Information

Distribution Arrangements/Sales Charges
continued

●The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, helps sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

●In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

●The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% of the average daily net assets for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors may be subject to a CDSC on redemptions of Class B Shares. In such cases, the CDSC will be as illustrated in the chart.

CDSC as a % of Dollar
Years Since Purchase	Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the date of original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

74

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Conversion Feature—Class B Shares and Class C Shares

●Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

●Class C Shares of the Funds will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.

●After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares or Class C Shares.

●You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

●If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, or Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares or Class C Shares converted.

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

●Distributions following the death or disability of a shareholder.

●Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.

●Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, shareholder servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares in one Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

75

Shareholder Information

Exchanging Your Shares
continued

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

●Your name and telephone number

●The exact name on your account and account number

●Taxpayer identification number (usually your social security number)

●Dollar value or number of shares to be exchanged

●The name of the Fund from which the exchange is to be made

●The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold Class D Shares. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.
P.O. Box 4217
Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with a Fund, please mail your request to the address below:

HSBC Funds
PO Box 182845
Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request

76

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges on reinvestments. Dividends are higher for Class A Shares than for Class B and C Shares, because Class A Shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.

A Fund cannot use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. For taxable years beginning after December 22, 2010, a Fund is able to pass through from the Underlying Funds the potential benefit from the foreign tax credit, provided that at least 50% of such Fund’s total assets are invested in other regulated investment companies.

The following information is meant as a general summary of tax matters for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

●A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

●Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

●The Income Strategy Fund intends to declare and pay dividends from net investment income, if any, monthly. The Conservative Strategy Fund and the Moderate Fund intend to declare and pay dividends from net investment income, if any, quarterly. The Balanced Strategy Fund and the Aggressive Strategy Fund intend to declare and pay dividends from net investment income, if any, at least annually. Net capital gains, if any, for all Funds are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of a Fund.

●Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

●Subject to certain limitations, qualifying dividends on corporate stock that are designated as qualified dividend income are eligible for a reduced maximum rate to individuals of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

77

Shareholder Information

Dividends, Distributions and Taxes continued

●Any portion of a Fund’s dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. This may be particularly applicable to the Conservative Fund whose asset allocation favors fixed income investments. If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when a Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

●An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

●Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

●There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

●Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

● The Internal Revenue Code requires the Funds to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Funds will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Funds will use the average cost method with respect to that shareholder.

●Information regarding the federal tax status of distributions made by the Funds will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

●If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

78

Shareholder Information

Dividends, Distributions and Taxes continued

●As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

● Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the effective date of the relevant exemption is extended to later taxable years). A Fund has the option of not accepting purchase orders from non-U.S. investors.

●If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

●There is a penalty on certain pre-retirement distributions from retirement accounts.

● Effective July 1, 2014, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption fees and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

79

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with each Fund’s financial statements, is incorporated herein by reference and is included in the annual report, which is available upon request.

Aggressive Strategy Fund

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
CLASS A SHARES
Year Ended October 31, 2010	$10.20	$0.03	$1.80	$1.83	$—	$—	$—	$12.03	17.94	%(d)	$7,886	1.50%	0.24%	2.00%	50%
Year Ended October 31, 2011	12.03	0.10	(0.07)	0.03	(0.10)	—	(0.10)	11.96	0.20	%(e)	9,217	1.50%	0.77%	1.61%	71%
Year Ended October 31, 2012	11.96	0.02	0.89	0.91	(0.10)	—	(0.10)	12.77	7.72%		10,136	1.50%	0.16%	1.66%	71%
Year Ended October 31, 2013	12.77	0.12	2.73	2.85	(0.04)	—	(0.04)	15.58	22.38%		11,106	1.50%	0.86%	1.50%	37%
Year Ended October 31, 2014	15.58	0.14	0.85	0.99	(0.17)	(0.87)	(1.04)	15.53	6.64%		11,375	1.42%	0.89%	1.42%	116	%(f)
CLASS B SHARES
Year Ended October 31, 2010	9.86	(0.05)	1.73	1.68	—	—	—	11.54	17.04	%(d)	5,519	2.25%	(0.51)%	2.75%	50%
Year Ended October 31, 2011	11.54	—	(0.06)	(0.06)	(0.03)	—	(0.03)	11.45	(0.53	)%(e)	6,750	2.25%	0.02%	2.36%	71%
Year Ended October 31, 2012	11.45	(0.07)	0.85	0.78	(0.01)	—	(0.01)	12.22	6.87%		5,870	2.25%	(0.57)%	2.40%	71%
Year Ended October 31, 2013	12.22	0.01	2.61	2.62	—	—	—	14.84	21.44%		5,604	2.25%	0.11%	2.25%	37%
Year Ended October 31, 2014	14.84	0.02	0.82	0.84	(0.06)	(0.87)	(0.93)	14.75	5.90%		4,920	2.17%	0.15%	2.17%	116	%(f)
CLASS C SHARES
Year Ended October 31, 2010	9.85	(0.05)	1.73	1.68	—	—	—	11.53	17.06	%(d)	698	2.25%	(0.47)%	2.76%	50%
Year Ended October 31, 2011	11.53	—	(0.05)	(0.05)	(0.05)	—	(0.05)	11.43	(0.46	)%(e)	1,884	2.25%	—%	2.35%	71%
Year Ended October 31, 2012	11.43	(0.07)	0.85	0.78	(0.04)	—	(0.04)	12.17	6.83%		1,713	2.25%	(0.56)%	2.40%	71%
Year Ended October 31, 2013	12.17	0.02	2.59	2.61	—	—	—	14.78	21.45%		1,673	2.25%	0.12%	2.25%	37%
Year Ended October 31, 2014	14.78	0.02	0.82	0.84	(0.07)	(0.87)	(0.94)	14.68	5.89%		1,525	2.17%	0.16%	2.17%	116%(f)

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios. The Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

80

Financial Highlights

Balanced Strategy Fund

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
CLASS A SHARES
Year Ended October 31, 2010	$10.34	$0.19	$1.64	$1.83	$(0.08)	$—	$(0.08)	$12.09	17.79	%(d)	$21,642	1.25%	1.72%	1.30%	53%
Year Ended October 31, 2011	12.09	0.32	(0.06)	0.26	(0.28)	—	(0.28)	12.07	2.08	%(e)	28,262	1.12%	2.60%	1.14%	74%
Year Ended October 31, 2012	12.07	0.23	0.75	0.98	(0.39)	—	(0.39)	12.66	8.51%		29,490	1.15%	1.89%	1.15%	62%
Year Ended October 31, 2013	12.66	0.24	1.72	1.96	(0.23)	—	(0.23)	14.39	15.76%		28,746	1.04%	1.79%	1.04%	35%
Year Ended October 31, 2014	14.39	0.23	0.59	0.82	(0.28)	(0.86)	(1.14)	14.07	6.07%		28,245	1.06%	1.64%	1.06%	105	%(f)
CLASS B SHARES
Year Ended October 31, 2010	10.31	0.11	1.64	1.75	(0.01)	—	(0.01)	12.05	17.01	%(d)	15,593	2.00%	0.97%	2.05%	53%
Year Ended October 31, 2011	12.05	0.23	(0.07)	0.16	(0.20)	—	(0.20)	12.01	1.30	%(e)	18,799	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2012	12.01	0.14	0.75	0.89	(0.30)	—	(0.30)	12.60	7.66%		16,805	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2013	12.60	0.14	1.72	1.86	(0.13)	—	(0.13)	14.33	14.89%		15,633	1.80%	1.05%	1.80%	35%
Year Ended October 31, 2014	14.33	0.12	0.60	0.72	(0.17)	(0.86)	(1.03)	14.02	5.33%		13,212	1.81%	0.90%	1.81%	105	%(f)
CLASS C SHARES
Year Ended October 31, 2010	10.35	0.12	1.63	1.75	(0.01)	—	(0.01)	12.09	16.96	%(d)	3,497	2.01%	1.04%	2.06%	53%
Year Ended October 31, 2011	12.09	0.23	(0.07)	0.16	(0.21)	—	(0.21)	12.04	1.25	%(e)	6,427	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2012	12.04	0.14	0.76	0.90	(0.32)	—	(0.32)	12.62	7.77%		5,908	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2013	12.62	0.14	1.72	1.86	(0.13)	—	(0.13)	14.35	14.87%		5,544	1.80%	1.04%	1.80%	35%
Year Ended October 31, 2014	14.35	0.13	0.59	0.72	(0.17)	(0.86)	(1.03)	14.04	5.33%		5,559	1.81%	0.90%	1.81%	105	%(f)

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios. The Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%, 0.07% and 0.07% for Class A Shares, Class B Shares and Class C Shares, respectively.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

81

Financial Highlights

Moderate Strategy Fund

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
CLASS A SHARES
Year Ended October 31, 2010	$10.09	$0.25	$1.38	$1.63	$(0.24)	$—	$(0.24)	$11.48	16.39	%(d)	$18,921	1.14%	2.33%	1.19%	67%
Year Ended October 31, 2011	11.48	0.37	(0.12)	0.25	(0.44)	—	(0.44)	11.29	2.19	%(e)	23,719	1.06%	3.16%	1.09%	63%
Year Ended October 31, 2012	11.29	0.26	0.65	0.91	(0.32)	—	(0.32)	11.88	8.24%		25,175	1.16%	2.30%	1.16%	61%
Year Ended October 31, 2013	11.88	0.23	1.04	1.27	(0.27)	—	(0.27)	12.88	10.80%		24,671	1.08%	1.86%	1.08%	30%
Year Ended October 31, 2014	12.88	0.21	0.43	0.64	(0.26)	(0.50)	(0.76)	12.76	5.21%		26,294	1.09%	1.68%	1.09%	102	%(f)
CLASS B SHARES
Year Ended October 31, 2010	10.08	0.17	1.38	1.55	(0.17)	—	(0.17)	11.46	15.61	%(d)	18,362	1.89%	1.59%	1.94%	67%
Year Ended October 31, 2011	11.46	0.28	(0.10)	0.18	(0.36)	—	(0.36)	11.28	1.51	%(e)	20,323	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2012	11.28	0.19	0.63	0.82	(0.23)	—	(0.23)	11.87	7.43%		17,615	1.92%	1.64%	1.92%	61%
Year Ended October 31, 2013	11.87	0.14	1.04	1.18	(0.18)	—	(0.18)	12.87	10.04%		15,407	1.83%	1.12%	1.83%	30%
Year Ended October 31, 2014	12.87	0.12	0.42	0.54	(0.16)	(0.50)	(0.66)	12.75	4.42%		11,831	1.84%	0.93%	1.84%	102	%(f)
CLASS C SHARES
Year Ended October 31, 2010	9.84	0.17	1.35	1.52	(0.18)	—	(0.18)	11.18	15.55	%(d)	2,544	1.90%	1.59%	1.95%	67%
Year Ended October 31, 2011	11.18	0.27	(0.11)	0.16	(0.36)	—	(0.36)	10.98	1.42	%(e)	3,859	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2012	10.98	0.18	0.62	0.80	(0.23)	—	(0.23)	11.55	7.49%		3,329	1.91%	1.64%	1.91%	61%
Year Ended October 31, 2013	11.55	0.13	1.01	1.14	(0.19)	—	(0.19)	12.50	9.96%		4,109	1.83%	1.10%	1.83%	30%
Year Ended October 31, 2014	12.50	0.11	0.42	0.53	(0.17)	(0.50)	(0.67)	12.36	4.46%		4,521	1.84%	0.93%	1.84%	102	%(f)
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios. The Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%, 0.04% and 0.04% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

82

Financial Highlights

Conservative Strategy Fund

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
CLASS A SHARES
Year Ended October 31, 2010	$10.01	$0.26	$1.11	$1.37	$(0.23)	$—	$(0.23)	$11.15	13.86	%(d)	$7,139	1.38%	2.42%	1.43%	78%
Year Ended October 31, 2011	11.15	0.36	(0.10)	0.26	(0.46)	—	(0.46)	10.95	2.40	%(e)	8,946	1.19%	3.21%	1.22%	54%
Year Ended October 31, 2012	10.95	0.27	0.58	0.85	(0.33)	—	(0.33)	11.47	8.00%		9,933	1.34%	2.40%	1.34%	59%
Year Ended October 31, 2013	11.47	0.20	0.51	0.71	(0.25)	—	(0.25)	11.93	6.28%		9,255	1.26%	1.75%	1.26%	31%
Year Ended October 31, 2014	11.93	0.16	0.33	0.49	(0.21)	(0.35)	(0.56)	11.86	4.32%		8,783	1.33%	1.38%	1.33%	104	%(f)
CLASS B SHARES
Year Ended October 31, 2010	9.91	0.17	1.10	1.27	(0.16)	—	(0.16)	11.02	12.94	%(d)	7,411	2.14%	1.68%	2.19%	78%
Year Ended October 31, 2011	11.02	0.27	(0.09)	0.18	(0.38)	—	(0.38)	10.82	1.68	%(e)	8,995	1.94%	2.46%	1.97%	54%
Year Ended October 31, 2012	10.82	0.18	0.58	0.76	(0.25)	—	(0.25)	11.33	7.21%		9,810	2.10%	1.67%	2.10%	59%
Year Ended October 31, 2013	11.33	0.12	0.50	0.62	(0.18)	—	(0.18)	11.77	5.50%		9,222	2.01%	1.00%	2.01%	31%
Year Ended October 31, 2014	11.77	0.07	0.33	0.40	(0.13)	(0.35)	(0.48)	11.69	3.56%		7,308	2.08%	0.63%	2.08%	104	%(f)
CLASS C SHARES
Year Ended October 31, 2010	10.18	0.18	1.14	1.32	(0.17)	—	(0.17)	11.33	13.07	%(d)	1,323	2.16%	1.71%	2.21%	78%
Year Ended October 31, 2011	11.33	0.28	(0.10)	0.18	(0.39)	—	(0.39)	11.12	1.57	%(e)	2,486	1.94%	2.49%	1.96%	54%
Year Ended October 31, 2012	11.12	0.19	0.60	0.79	(0.25)	—	(0.25)	11.66	7.28%		2,897	2.08%	1.69%	2.08%	59%
Year Ended October 31, 2013	11.66	0.12	0.52	0.64	(0.18)	—	(0.18)	12.12	5.53%		3,442	2.01%	0.98%	2.01%	31%
Year Ended October 31, 2014	12.12	0.08	0.32	0.40	(0.13)	(0.35)	(0.48)	12.04	3.47%		3,927	2.08%	0.63%	2.08%	104	%(f)

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios. The Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares and Class C Shares, respectively.
(e)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

83

Financial Highlights

Income Strategy Fund

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Period Ended October 31, 2012(e)	$10.00	$0.10	$0.40	$0.50	$(0.07)	$—	$(0.07)	$10.43	5.02%	$337	1.50%	1.58%	29.67%	31%
Year Ended October 31, 2013	10.43	0.18	0.08	0.26	(0.30)	(0.03)	(0.33)	10.36	2.57%	311	1.50%	1.72%	13.61%	48%
Year Ended October 31, 2014	10.36	0.14	0.23	0.37	(0.18)	(0.19)	(0.37)	10.36	3.69%	293	1.50%	1.39%	10.14%	118	%(f)
CLASS B SHARES
Period Ended October 31, 2012(e)	10.00	0.06	0.39	0.45	(0.04)	—	(0.04)	10.41	4.52%	348	2.25%	0.89%	26.84%	31%
Year Ended October 31, 2013	10.41	0.10	0.08	0.18	(0.22)	(0.03)	(0.25)	10.34	1.81%	402	2.25%	0.97%	14.39%	48%
Year Ended October 31, 2014	10.34	0.07	0.22	0.29	(0.10)	(0.19)	(0.29)	10.34	2.93%	380	2.25%	0.65%	10.88%	118	%(f)
CLASS C SHARES
Period Ended October 31, 2012(e)	10.00	0.06	0.39	0.45	(0.04)	—	(0.04)	10.41	4.47%	232	2.25%	0.90%	27.00%	31%
Year Ended October 31, 2013	10.41	0.09	0.09	0.18	(0.23)	(0.03)	(0.26)	10.33	1.75%	643	2.25%	0.84%	14.49%	48%
Year Ended October 31, 2014	10.33	0.06	0.23	0.29	(0.10)	(0.19)	(0.29)	10.33	2.93%	676	2.25%	0.62%	10.84%	118	%(f)

*	The expense ratios reflected do not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on March 20, 2012.
(f)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Fund’s investments.
Amounts designated as “-” are $0 or have been rounded to $0.

84

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Funds at:

HSBC Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone:	1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington, D.C. You can get text-only copies:

●	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330,
●	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

HSB-PU-LLA 0315

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
 February 27, 2015

EMERGING MARKETS FUNDS	Class A	Class I	Class S
HSBC Emerging Markets Debt Fund	HCGAX	HCGIX	HBESX
HSBC Emerging Markets Local Debt Fund	HBMAX	HBMIX	HBMSX
HSBC Total Return Fund	HTRAX	HTRIX	HTRSX
HSBC RMB Fixed Income Fund	HRMBX	HRMRX	HRMSX
HSBC Frontier Markets Fund	HSFAX	HSFIX	–
HSBC Asia ex-Japan Smaller Companies Equity Fund	HAJAX	HAJIX	HAJSX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

	Summary Section
This section summarizes	3	HSBC Emerging Markets Debt Fund
each Fund’s investment	10	HSBC Emerging Markets Local Debt Fund
objectives, strategies, fees,	18	HSBC Total Return Fund
and risks, and provides	27	HSBC RMB Fixed Income Fund
other information about	38	HSBC Frontier Markets Fund
your account.	46	HSBC Asia ex-Japan Smaller Companies Equity Fund

	Additional Information About the Funds’
	Investment Strategies and Risks
This section provides	52	More About Risks and Investment Strategies
additional details	54	Principal Investment Risks
about each Fund’s	65	Additional Risks
investment strategies	67	More Information About Indices
and risks.	67	Who May Want to Invest?
	68	More Information About Fund Investments
	68	Portfolio Holdings

	Fund Management
Review this section	69	Investment Adviser and Subadvisers
for details on	71	Portfolio Managers
the people and	73	The Distributor, Administrator and Sub-Administrator
organizations who provide
services to the Funds.

	Shareholder Information
Review this section for	74	Pricing of Fund Shares
details on how	75	Purchasing and Adding to Your Shares
shares are valued,	81	Selling Your Shares
and how to purchase,	84	Distribution Arrangements/Sales Charges
sell and exchange shares.	89	Distribution and Shareholder Servicing Arrangements—
This section also describes		Revenue Sharing
related charges, and	90	Exchanging Your Shares
payments of dividends	90	Delivery of Shareholder Documents
and distributions.	91	Dividends, Distributions and Taxes

	Financial Highlights
Review this section for	94	HSBC Emerging Markets Debt Fund
details on selected financial	95	HSBC Emerging Markets Local Debt Fund
statements of the Funds.	96	HSBC Total Return Fund
	97	HSBC RMB Fixed Income Fund
	98	HSBC Frontier Markets Fund

2

HSBC Emerging Markets Debt Fund
Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC Emerging Markets Debt Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 84 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.76%	0.66%	0.56%
Total Other Expenses	1.01%	0.66%	0.56%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses*	1.55%	1.20%	1.10%
Fee Waiver and/or Expense Reimbursement**	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement	1.24%	0.89%	0.79%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

3

HSBC Emerging Markets Debt Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$595	$912	$1,252	$2,208
Class I Shares	$91	$350	$630	$1,427
Class S Shares	$81	$319	$576	$1,312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments and corporations. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest in at least three countries, and at least 40% of its net assets will be invested in foreign securities.

An instrument is economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of an emerging market country; (ii) the instrument is principally traded on an emerging market country’s securities markets; or (iii) the issuer is organized or principally operates in an emerging market country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. For purposes of the Fund’s 80% of net assets policy, derivative instruments will be treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is otherwise determined with reference to, currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer’s business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate.

4

HSBC Emerging Markets Debt Fund
Summary Section

The Fund may invest without limitation in high-yield securities (“junk bonds”),which are those securities rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or lower than “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), subject to a maximum of 15% of its total assets in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes or for tax-advantaged access to instruments.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within two years (plus or minus) of the duration of the J.P. Morgan Emerging Markets Bond Index Global, which as of December 31, 2014 was 7.11 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

●

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher-rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and

5

HSBC Emerging Markets Debt Fund
Summary Section

nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

●

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●

Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●

Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

●

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

●

Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

6

HSBC Emerging Markets Debt Fund
Summary Section

●

Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

7

HSBC Emerging Markets Debt Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3 2012	7.24%
Worst Quarter:	Q2 2013	-6.10%

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary. The table further compares the Fund’s performance over time to that of the J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”).

Average Annual Total Returns (for the periods ended December 31, 2014)

	Inception		Since
	Date	1 Year	Inception
Class A Return Before Taxes	April 7, 2011	0.21%	4.12%
Class A Return After Taxes on Distributions	April 7, 2011	-1.45%	2.15%
Class A Return After Taxes on Distributions
and Sale of Fund Shares	April 7, 2011	0.13%	2.48%
Class I Return Before Taxes	April 7, 2011	5.64%	5.88%
Class S Return Before Taxes	April 7, 2011	5.74%	5.99%
EMBI Global (reflects no deduction for fees, expenses or taxes)	—	5.53%	6.11%*

* Since April 7, 2011.

8

HSBC Emerging Markets Debt Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Managers

Investment decisions for the Fund are made by the Adviser’s Emerging Markets Debt Team. Guillermo Ossés, Managing Director, Head of Emerging Markets Debt Portfolio Management; Lisa Chua, CFA, Senior Vice President, Portfolio Manager; Phil Yuhn, Senior Vice President, Portfolio Engineer; and Vinayak Potti, Vice President, Portfolio Manager, are the members of the Emerging Markets Debt Team with the most significant responsibility for the day-to-day management of the Fund’s portfolio. Mr. Ossés has managed the Fund since it commenced operations on April 7, 2011. The other members of the Emerging Markets Debt Team have managed the Fund since February 28, 2012, except for Mr. Potti, who has managed the fund since September 11, 2014.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular (non-retirement)	$1,000,000	$0
Class S Shares
Regular (non-retirement)	$25,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least monthly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

9

HSBC Emerging Markets Local Debt Fund
Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC Emerging Markets Local Debt Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 84 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.05%	0.95%	0.85%
Total Other Expenses	1.30%	0.95%	0.85%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses*	1.85%	1.50%	1.40%
Fee Waiver and/or Expense Reimbursement**	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement	1.25%	0.90%	0.80%

*	The Total Annual Fund Operative Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

10

HSBC Emerging Markets Local Debt Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$596	$974	$1,375	$2,494
Class I Shares	$92	$415	$762	$1,739
Class S Shares	$82	$384	$709	$1,628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund may invest in derivatives such as currency forwards, non-deliverable forwards, equity options, bond options, currency options, interest rate swaps or credit default swaps denominated in any currency for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance returns. These instruments will be treated as investments in debt instruments for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying assets of such derivatives are, or the performance of the instrument is determined with reference to, debt instruments issued by foreign governments, government agencies or corporations and denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country. Equity-related derivatives are not treated as debt instruments for purposes of the Fund’s 80% of net assets policy.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund may invest without limit in debt instruments that are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of an emerging market country; (ii) the instrument is principally traded on an emerging market country’s securities markets; or (iii) the issuer is organized or principally operates in an emerging market country, derives 50%

11

HSBC Emerging Markets Local Debt Fund
Summary Section

or more of its income from its operation within the country, or has 50% or more of its assets in the country. In the case of certain money market instruments, such instruments will be considered economically tied to an emerging market country if either the issuer or the guarantor of such money market instrument is organized under the laws of an emerging market country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is otherwise determined with reference to, currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country. The Fund normally will invest primarily in securities whose performance is economically tied to Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

The Adviser will select investments for purchase or sale by evaluating issuers based on: (i) general economic and financial conditions; (ii) the specific issuer’s business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Adviser will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant.

The Fund may invest in both investment-grade securities, which are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service (“Moody’s”)), and high-yield securities (“junk bonds”), which are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch. A maximum of 15% of the Fund’s total assets may be invested in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest, without limitation, in non-investment grade securities rated above “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within three years (plus or minus) of the duration of the J.P. Morgan Government Bond Index - Emerging Markets Global Diversified, which as of December 31, 2014 was 4.92 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

●Debt Instruments Risk: The risks of investing in debt instruments include:

● Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

12

HSBC Emerging Markets Local Debt Fund
Summary Section

● High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher-rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

●Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

● Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

● Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

● Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

●Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

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HSBC Emerging Markets Local Debt Fund
Summary Section

● Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●When-Issued Securities: The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

●Short Sale Risk: When entering into a short sale, the Fund may lose more money than the actual cost of the investment. If the price of the underlying instrument or market on which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any related interest payments or other fees.

●Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

●Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

●Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

●Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

14

HSBC Emerging Markets Local Debt Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q1 2012	7.29%
Worst Quarter:	Q2 2013	-7.03%

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HSBC Emerging Markets Local Debt Fund
Summary Section

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary. The table further compares the Fund’s performance over time to that of the J.P. Morgan Government Bond Index – Emerging Markets Global Diversified (“GBI-EM Global Diversified”).

Average Annual Total Returns (for the periods ended December 31, 2014)

	Inception		Since
	Date	1 Year	Inception
Class A Return Before Taxes	April 7, 2011	-9.41%	-4.80%
Class A Return After Taxes on Distributions	April 7, 2011	-9.59%	-5.32%
Class A Return After Taxes on Distributions
and Sale of Fund Shares	April 7, 2011	-5.26%	-3.72%
Class I Return Before Taxes	April 7, 2011	-4.59%	-3.21%
Class S Return Before Taxes	April 7, 2011	-4.49%	-3.11%
GBI-EM Global Diversified
(reflects no deduction for fees, expenses or taxes)	—	-5.72%	-1.65% *

* Since April 7, 2011.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Managers

Investment decisions for the Fund are made by the Adviser’s Emerging Markets Debt Team. Guillermo Ossés, Managing Director, Head of Emerging Markets Debt Portfolio Management; Lisa Chua, CFA, Senior Vice President, Portfolio Manager; Phil Yuhn, Senior Vice President, Portfolio Engineer; and Abdelak Adjriou, Vice President, Portfolio Manager, are the members of the Emerging Markets Debt Team with the most significant responsibility for the day-to-day management of the Fund’s portfolio. Mr. Ossés has managed the Fund since it commenced operations on April 7, 2011. The other members of the Emerging Markets Debt Team have managed the Fund since February 28, 2012, except for Mr. Adjriou, who has managed the Fund since September 11, 2014.

16

HSBC Emerging Markets Local Debt Fund
Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular (non-retirement)	$1,000,000	$0
Class S Shares
Regular (non-retirement)	$25,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least monthly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

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HSBC Total Return Fund
Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC Total Return Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 84 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.42%	0.32%	0.22%
Total Other Expenses	0.67%	0.32%	0.22%
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses*	1.67%	1.32%	1.22%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

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HSBC Total Return Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$637	$976	$1,339	$2,357
Class I Shares	$134	$418	$723	$1,590
Class S Shares	$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective, under normal market conditions, by investing its assets (excluding U.S. cash and U.S. cash equivalents) primarily in instruments of issuers that are economically tied to emerging market countries (as defined below), including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps. The Fund may not be invested in all of these types of derivatives at all times. In addition to derivatives, these instruments include exchange-traded funds (“ETFs”), investment-grade and high-yield securities (“junk bonds”), convertible bonds and equity and equity equivalent securities as further described below. The Fund may engage in short sales, including taking short positions on forwards.

The Fund will invest in instruments that are issued or guaranteed by governments of emerging market countries and corporations that are economically tied to an emerging market country. Investments will be made in emerging market local currency denominated instruments and in instruments denominated in the currency of a member country of the Organisation for Economic Co-operation and Development (“OECD”). The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular country, sector or security.

The Fund will also invest in derivative instruments whose returns are based on the returns of instruments of issuers that are economically tied to emerging market countries or that are issued or guaranteed by governments of emerging market countries, rather than investing directly in such instruments, in order to enhance return. The Fund will also invest in derivative instruments for hedging purposes or for tax-advantaged access to instruments.

An instrument is economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of an emerging market country; (ii) the instrument is principally traded on an emerging market country’s securities markets; or (iii) the issuer is organized or principally operates in an emerging market country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is otherwise determined

19

HSBC Total Return Fund
Summary Section

with reference to, currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OECD is an international organization that aims to help governments tackle economic, social and governance challenges of a globalized economy. As of February 1, 2015, OECD’s member countries were Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Slovenia, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

The Fund may invest without limit in both investment-grade and high-yield securities (“junk bonds”). Investment grade securities are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “Aaa”,“Aa”,“A” or “Baa” by Moody’s Investors Service (“Moody’s”) or “AAA”,“AA”,“A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)). High yield securities are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase securities of various maturities but expects to maintain a portfolio duration of one to five years.

The Fund may invest up to 25% of its net assets in convertible bonds which may be issued by companies of all sizes and market capitalizations that are economically tied to an emerging market country. Convertible bonds include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by NRSROs. The Fund may also invest up to 10% its net assets in equity and equity equivalent securities issued by corporations of all sizes and market capitalizations that are economically tied to an emerging market country.

The Adviser selects securities for purchase and sale by using a top down approach in which country credits, currencies, and local rate curves are analyzed based on their fundamental attractiveness. This analysis is based on information obtained from dedicated in-house market research, local resources and travel to the region, and a variety of other sources including third-party data providers. The Fund’s global exposure is calculated using a value-at-risk approach. The Fund’s strategy is managed in an absolute return style and is not managed with reference to a benchmark. The Adviser employs a multi-strategy investment approach using segments of the hard and local currency universe to build a portfolio with an overall volatility target less than that of the Fund’s theoretical investment universe. The Fund’s portfolio is constructed through a rigorous correlation and risk/reward analysis that is intended to capture most of the upside in emerging debt markets with less volatility and fewer drawdowns than traditional benchmark-oriented products.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

20

HSBC Total Return Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived as unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

●

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic or political conditions.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that

21

HSBC Total Return Fund
Summary Section

the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●

Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

●

Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

●

Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

●

Short Sale Risk: When entering into a short sale, the Fund may lose more money than the actual cost of the investment. If the price of the underlying instrument or market on which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any related interest payments or other fees.

●

Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security.

●

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

●

Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

	●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

22

HSBC Total Return Fund
Summary Section

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

23

HSBC Total Return Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for the Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q1 2014	2.92%
Worst Quarter:	Q2 2013	-2.51%

24

HSBC Total Return Fund
Summary Section

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary. The table further compares the Fund’s performance over time to that of the BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index.

Average Annual Total Returns (for the periods ended December 31, 2014)

	Inception		Since
	Date	1 Year	Inception
Class A Return Before Taxes	March 30, 2012	0.65%	0.72%
Class A Return After Taxes on Distributions	March 30, 2012	-0.05%	0.03%
Class A Return After Taxes on Distributions
and Sale of Fund Shares	March 30, 2012	0.37%	0.24%
Class I Return Before Taxes	March 30, 2012	6.13%	2.88%
Class S Return Before Taxes	March 30, 2012	6.23%	2.98%
BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index	—	0.23%	0.32%	*

* Since March 30, 2012.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Managers

Investment decisions for the Fund are made by the Adviser’s Emerging Markets Debt Team. Guillermo Ossés, Managing Director, Head of Emerging Markets Debt Portfolio Management; Lisa Chua, CFA, Senior Vice President, Portfolio Manager; and Phil Yuhn, Senior Vice President, Portfolio Engineer, are the members of the Emerging Markets Debt Team with the most significant responsibility for the day-to-day management of the Fund’s portfolio. The Emerging Markets Debt Team has managed the Fund since its commencement on March 30, 2012.

25

HSBC Total Return Fund
Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular (non-retirement)	$1,000,000	$0
Class S Shares
Regular (non-retirement)	$25,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least monthly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

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HSBC RMB Fixed Income Fund
Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC RMB Fixed Income Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 84 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fees	0.55%	0.55%	0.55%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.50%	1.40%	1.30%
Total Other Expenses	1.75%	1.40%	1.30%
Total Annual Fund Operating Expenses	2.30%	1.95%	1.85%
Fee Waiver and/or Expense Reimbursement*	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement	1.45%	1.10%	1.00%

*	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.45% for Class A Shares, 1.10% for Class I Shares and 1.00% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

27

HSBC RMB Fixed Income Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$1,082	$1,573	$2,923
Class I Shares	$112	$530	$973	$2,206
Class S Shares	$102	$499	$921	$2,100

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in debt instruments that provide underlying currency exposure to Renminbi (“RMB”), the official currency of the People’s Republic of China (“China”). In order to gain such exposure, the Fund may invest in: (i) RMB-denominated debt instruments, including RMB-denominated deposits, through the RMB market outside mainland China, which is termed the “offshore” or “CNH” market, or (ii) Hong Kong dollar or U.S. dollar denominated instruments with underlying currency exposure to RMB. The Fund may invest in futures, forwards (including non-deliverable forwards), options, credit default swaps and warrants, which are derivative instruments, to assist the Fund in achieving its investment objective and for hedging purposes (including hedging certain of its exposure to RMB). These instruments are included for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying asset of such derivative is a debt instrument that provides exposure to RMB.

The Fund may enter in to offshore deliverable forward and non-deliverable forward currency contracts settled in U.S. dollars. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. The Fund may purchase forward currency contracts of various terms, but expects for the terms generally not to exceed one year.

The Fund may invest in debt instruments that are issued in or outside of China by governments, government agencies, supra-national and corporate issuers. The Fund may invest without limitation in investment-grade and high-yield securities (“junk bonds”) as well as unrated debt instruments. Investment grade securities are those securities that are rated by at least one nationally recognized statistical rating organization (“NRSRO”) within one of the four highest long-term quality grades at the time of purchase (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service (“Moody’s”) or “AAA”, “AA”, “A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)). High-yield securities are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch or, if unrated, determined by the Adviser or HSBC Global Asset Management (Hong Kong) Limited, the Fund’s subadviser (“AMHK” or the “Subadviser”), to be of comparable quality. The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration of three to five years. The Fund may also purchase U.S. dollar denominated debt instruments, such as U.S. Treasury notes, certificates of deposit and commercial paper for hedging purposes.

28

HSBC RMB Fixed Income Fund
Summary Section

The designation by China of an offshore market for RMB has resulted in the currency trading in two separate and distinct jurisdictions and market places at different exchange rates. RMB traded offshore, which is known as CNH, trades primarily in Hong Kong, while RMB traded onshore in mainland China is known as CNY. While the same currency, CNH and CNY trade at different exchange rates and do not correlate perfectly. Although the CNH and CNY markets generally tend to operate in line with one another, market dynamics may cause the CNH and CNY markets to deviate from one another from time to time. Due to the limited access to the onshore market, the Fund expects to invest primarily in the offshore RMB market. The CNH market provides offshore investors, such as the Fund, with direct access to Chinese RMB and RMB-denominated debt instruments. In the event the CNY market becomes more accessible in the future, the Fund may increase the investments it makes through that market. The offshore RMB bond market is relatively new and may not be as liquid as more established markets. Therefore, until the RMB bond market has fully developed, the Fund may at times invest in cash, deposits and other fixed income instruments that provides underlying exposure to RMB.

The Fund may invest in convertible bonds, which may be issued by companies of all sizes and market capitalizations. Convertible bonds include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by an NRSRO.

In light of the nature of the Fund’s investment strategy, the Fund will, under normal market conditions, invest more than 25% of its total assets (measured at the time of purchase) in issuers that are in the financial services group of industries. For purposes of the Fund’s investments, the financial services group of industries includes, among other things, banks, asset management companies, investment banking companies, brokerage companies, custody banks, finance companies (e.g., automobile finance) and insurance companies.

AMHK selects securities for purchase and sale by using a top down approach in which country credits, currencies and local rate curves are analyzed based on their fundamental attractiveness. This analysis is based on information obtained from dedicated in-house market research, local resources and travel, and a variety of other sources including third-party data providers. The Subadviser uses an investment process that focuses on managing credit risk and liquidity. The Subadviser will seek to identify risk differentiation across issuers while attempting to manage credit, liquidity and interest rate risks.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

●

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid than higher rated securities). The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased

29

HSBC RMB Fixed Income Fund
Summary Section

regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

●

Risks of China-Related Investments: Investing in RMB-denominated debt instruments that may be issued by issuers located in Hong Kong or China or multi-national issuers with subsidiaries in Hong Kong or China, may involve special risks. In this regard, the Fund may be exposed to risks associated with mainland China, even though Hong Kong has a separate political and legal system. Risks relating to Hong Kong and mainland China include:

○

Currency Risk: The U.S. dollar value of your investment in the Fund is expected normally to decline if the value of RMB depreciates against the U.S. dollar. Conversely, the U.S. dollar value of your investment in the Fund is expected normally to increase if the value of RMB appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, there can be no assurance that RMB will not be subject to devaluation or revaluation or that shortages in availability of foreign currency will not develop. The value of an investment in the Fund may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The CNH and CNY exchange rates may diverge in value, and the Chinese government may take action that could result in this divergence increasing or decreasing, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than another. The divergence between CNH and CNY exchange rates can be pronounced, but has generally narrowed as the CNH market has developed. The Fund will have to acquire RMB to make investments, and convert RMB to U.S. dollars to pay redemptions.

The exchange rates of RMB are not pegged to the U.S. dollar. RMB has a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of RMB against other major currencies in the inter-bank foreign exchange market is allowed to float within a narrow band around the central parity published by the People’s Bank of China.

As exchange rates are based primarily on market forces, the exchange rates for RMB against other currencies, including the U.S. dollar, are susceptible to movements based on external factors. The Chinese government also regularly intervenes in the CNY market and trading in RMB may be subject to possible delay in the settlement process.

○

Political and Economic Risk: The economy of mainland China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the government at various levels, in recent years, the government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a higher level of management autonomy.

Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers (or affiliates of issuers) of instruments in which the Fund may invest.

The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and thus the Fund’s investments in RMB-denominated debt instruments. The Chinese government’s control of currency conversion and movements in the RMB exchange rates may adversely affect the operations and financial results of issuers in China.

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HSBC RMB Fixed Income Fund
Summary Section

○

Inflation: Economic growth in China historically has been accompanied by periods of high inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation and restrain the rate of economic growth, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are unsuccessful, and if inflation were to steadily increase, the performance of the Chinese economy and the value of the Fund’s investments could be negatively impacted.

○

Market Access to China: It is difficult for investors located outside of China to directly access debt instruments in mainland China because of investment and trading restrictions. For this reason, the Fund has to obtain exposure to RMB and RMB-denominated debt instruments by making investments outside of China, and generally in Hong Kong. These limitations and restrictions on access to the CNY market may impact the availability, liquidity, and pricing of investments designed to provide investors with exposure to Chinese markets and RMB. As a result, returns achieved by the Fund could differ from those available to domestic investors in China.

○

Hong Kong Policy: As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. Any such change could adversely affect market conditions and the performance of the Chinese economy and the Fund’s investments.

○

Regulatory Risk: Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly and potentially undesirably, from those applicable to U.S. issuers. As discussed further below, Hong Kong is subject to its own regulatory regime.

○

Risks of Change in Regulatory Regime: RMB-denominated debt instrument issuance in Hong Kong is subject to Hong Kong laws and regulations. The Chinese government currently views Hong Kong as one of the key offshore RMB-denominated debt instrument centers and has established a cooperative relationship with Hong Kong’s local government to develop the RMB-denominated debt instrument market. There can be no assurance that the Chinese government will continue to encourage issuance of RMB-denominated debt instruments outside of mainland China and any change in the Chinese government’s policy or the regulatory regime governing the issuance of RMB-denominated debt instruments in Hong Kong may adversely affect the Fund.

○

Risks of Developing Legal System: Mainland China’s legal system is based on statutes enacted by various state bodies dealing with economic matters such as foreign investment, company organization and governance, taxation and trade. These laws are quite recent with published court opinions based on these being limited and non-binding. This makes the interpretation and enforcement of these laws and regulations uncertain. With respect to laws pertaining to bankruptcy proceedings, such laws in mainland China are generally less developed than and different from such laws in the United States. Therefore, bankruptcy proceedings can take more time to resolve than similar proceedings in the United States and results can be unpredictable.

○

Tax Risk: Mainland China’s system of taxation is not as well settled as that of the United States. Changes in the Chinese tax system may have retroactive effects. In addition, interest payable on RMB-denominated debt instruments may be deemed to be profits arising in or derived from Hong Kong

31

HSBC RMB Fixed Income Fund
Summary Section

from a trade, profession or business carried out in Hong Kong. Sums derived from the sale, disposal or redemption of RMB-denominated debt instruments by the Fund may be subject to Hong Kong profits tax where the Fund’s dealing in RMB-denominated debt instruments is deemed to have carried on a trade, profession or business in Hong Kong and the sum has a Hong Kong source. There is no assurance that the current tax regime will not be changed. Any change of the tax regime could adversely affect the Fund’s investments in RMB-denominated debt instruments.

○

Capital Controls Risk: Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the government of China and the imposition of “capital controls” on the CNY market. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value. Although no capital controls may directly be imposed on the CNH market, market conditions may limit the ability of the Fund to access the CNH market.

○

Trading and Settlement Risk: Trading and settlement practices for transactions in the markets in which the Fund may trade to achieve RMB exposure may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses.

●

Derivatives Risk: The Fund’s use of futures, forwards (including non-deliverable forwards), swaps (including, but not limited to, credit default swaps) options and warrants, which are types of derivative instruments, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the performance of RMB; the risk that such investments may result in losses or missed opportunities; the risk that the Fund will be unable to sell or close a contract; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed by the Subadviser, will have the intended effect, and their use could cause lower returns or even losses to the Fund.

These risks are heightened in light of the fact that the Subadviser may use derivatives as a substitute for direct holdings in RMB-denominated debt instruments, rather than only to hedge (or offset) the risk of a position or security held by the Fund. The success of the Subadviser’s strategy for derivatives will also be affected by its ability to assess and predict the impact of market or economic developments on RMB and the derivative contracts it has entered into, without the benefit of observing the performance of derivative contracts under all possible market conditions. Derivative contracts may be difficult to close out when the Fund’s portfolio managers may believe it would be appropriate to do so. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●

Concentrated Country Risk: The performance of the Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

32

HSBC RMB Fixed Income Fund
Summary Section

●

Scarcity Risk: RMB-denominated debt instruments available for investment by the Fund are currently limited and the remaining duration of such instruments may be short. In the absence of available instruments, or when such instruments held are at maturity, the Fund may allocate a significant portion of its portfolio in RMB-denominated deposits until suitable RMB-denominated debt instruments are available in the market. This may adversely affect the Fund’s performance.

●

Industry Concentration Risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, asset management companies, investment banking companies, brokerage companies, custody banks, finance companies (e.g., automobile finance) and insurance companies. Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments.

●

Financial Services Risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries.

●

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meets its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

●

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●	Counterparty Risk: When the Fund enters into an investment contract, such as a forward contract, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations.
●

Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging market countries may be subject to greater custody risks than investments in more developed securities markets.

●

Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

The secondary market for RMB-denominated debt instruments is currently limited. In the absence of an active secondary market, the Fund may need to hold investments until their maturity date. If sizeable redemption requests are received, the Fund may need to liquidate its investments at a substantial discount in order to satisfy such requests and the Fund may suffer losses in trading such investments. Even if a secondary market is developed, the prices at which the Fund’s investments are traded may be higher or lower than the initial subscription prices due to many factors including the prevailing interest rates.

Further, the bid and offer spread of the price of the relevant RMB-denominated debt instruments may be high and the Fund may therefore incur significant trading costs and may even suffer losses when selling such instruments.

33

HSBC RMB Fixed Income Fund
Summary Section

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

●

Emerging Markets Risk: Investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●

Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. The prices of equity securities fluctuate from time to time based on changes in the company’s financial condition or overall market and economic conditions.

●

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

●

Investment Access Risk: The Subadviser invests in the same securities as the Fund on behalf of its other clients, and affiliates of the Subadviser may underwrite issuances of these securities. At times, regulatory restrictions or a lack of sufficient quantities of certain securities may mean that the Fund is precluded from investing in, or may be limited in its investment in, securities that the Subadviser would otherwise wish to purchase for the Fund. This loss of opportunity may result in lower returns for the Fund than if the Subadviser were not subject to these restrictions or lack of access.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

34

HSBC RMB Fixed Income Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for the Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3 2013	2.45%
Worst Quarter:	Q1 2014	-2.43%

35

HSBC RMB Fixed Income Fund
Summary Section

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary. The table further compares the Fund’s performance over time to that of the HSBC Offshore Renminbi Bond Index and the J.P. Morgan Emerging Local Markets Index Plus.

Average Annual Total Returns (for the periods ended December 31, 2014)

	Inception		Since
	Date	1 Year	Inception
Class A Return Before Taxes	June 8, 2012	-6.27%	1.43%
Class A Return After Taxes on Distributions	June 8, 2012	-8.12%	-0.14%
Class A Return After Taxes on Distributions
and Sale of Fund Shares	June 8, 2012	-3.54%	0.42%
Class I Return Before Taxes	June 8, 2012	-1.20%	3.74%
Class S Return Before Taxes	June 8, 2012	-1.10%	3.84%
HSBC Offshore Renminbi Bond Index	—	0.40%	4.93% *
J.P. Morgan Emerging Local Markets Index Plus	—	-7.03%	-1.32% *

* Since June 8, 2012.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (Hong Kong) Limited is the Fund’s subadviser.

Portfolio Managers

Investment decisions for the Fund are made by the Subadviser’s Asia Fixed Income Team. Cecilia Chan, Fixed Income Chief Investment Officer, Asia-Pacific; Jim Veneau, Investment Director, Asian Fixed Income; Alfred Mui, Investment Director, Asian Fixed Income; and Gregory Suen, Associate Director, Fixed Income, are the members of the Asia Fixed Income Team with the most significant responsibility for the day-to-day management of the Fund’s portfolio. The Asia Fixed Income Team has managed the Fund since it commenced operations on June 8, 2012.

36

HSBC RMB Fixed Income Fund
Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day on which both the New York Stock Exchange and the Hong Kong Stock Exchange are open. Purchases and redemptions may be made by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular (non-retirement)	$1,000,000	$0
Class S Shares
Regular (non-retirement)	$25,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least monthly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

37

HSBC Frontier Markets Fund
Summary Section

Class A and Class I Shares

Investment Objective

The investment objective of the HSBC Frontier Markets Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 84 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	0.75%	0.65%
Total Other Expenses	1.00%	0.65%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses*	2.30%	1.95%
Fee Waiver and/or Expense Reimbursement**	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement	2.25%	1.90%

*	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

38

HSBC Frontier Markets Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$717	$1,178	$1,664	$3,000
Class I Shares	$193	$607	$1,048	$2,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in “frontier market countries.” The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political or financial development, even by emerging markets standards.

For purposes of the Fund’s investments, frontier market companies are those: (i) whose principal securities trading markets are in frontier market countries; (ii) that derive a significant percentage of their total revenue or profit from either goods or services produced or sales made in frontier market countries; (iii) that have a significant percentage of their assets in frontier market countries; (iv) that are linked to currencies of frontier market countries; or (v) that are organized under the laws of, or with principal offices in, frontier market countries.

HSBC Global Asset Management (UK) Limited is the Fund’s subadviser (“AMEU” or the “Subadviser”). The Subadviser’s Frontier Markets Team has identified a group of more than 30 countries that it currently considers to be frontier market countries. This includes countries that, as of February 1, 2015, are part of the Morgan Stanley Capital International (“MSCI”) Frontier Market Index classification (currently 24 countries—Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine and Vietnam), as well as the MSCI Emerging Market Index countries considered by the Subadviser to be “cross-over” markets (currently four countries—Colombia, Egypt, Peru and the Philippines). Cross-over markets are those that are formally included in main emerging markets indices but are deemed by the subadviser to show “frontier markets” characteristics based on factors such as foreign investment restrictions, lower correlation with global markets, size of free-float adjusted market-cap, and/or other economic and political factors. The Subadviser will also invest in a number of additional countries that it deems to be frontier market countries but not currently part of the above mentioned indices (for example Georgia, Ghana, Panama, Saudi Arabia and Zimbabwe, amongst others).

The Subadviser may, in the future, deem other countries to be frontier market countries.

The Fund invests primarily in the equity securities of frontier market companies with market capitalizations above $100 million U.S. dollars. However, the Fund may invest in companies of any size. The Fund treats common stocks and other securities with equity characteristics as equity securities, including, but not limited to, depositary receipts, preferred stock, warrants, rights, trust certificates, limited partnership interests and equity participations. The Fund is heavily exposed to commodity (such as oil) producing countries through its investments in frontier market countries.

39

HSBC Frontier Markets Fund
Summary Section

In light of the fact that a relatively significant proportion of frontier market companies available for investment are in the financial services group of industries, the Fund will, under normal market conditions, invest more than 25% of its total assets in issuers that are in the financial services group of industries. For purposes of the Fund’s investments, the financial services group of industries includes, among other things, banks, asset management companies, investment banking companies, brokerage companies, custody banks and insurance companies. The Subadviser intends to maintain the Fund’s exposure to issuers in the financial services group of industries such that it is broadly in line with the proportion of frontier markets issuers that are available for investment and in the financial services group of industries.

The Fund will seek to achieve its investment objective in part through the use of derivatives. The Fund may also use equity index futures for cash management purposes and forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund’s use of derivatives will vary depending on market conditions and the ability of the Fund to invest directly in securities providing the desired exposure, but derivatives are expected normally to comprise a minority of the Fund’s investments. Additionally, the Fund may seek to achieve its investment objective in part by investing in participatory, unitary and other standard notes, which are equity access products that create synthetic equity exposure to issuers in markets where the Fund is restricted from directly purchasing securities.

The Subadviser selects investments for purchase and sale through an in-depth stock analysis that combines quantitative and qualitative analysis. The Subadviser’s quantitative analysis is based on publicly available data and is focused on valuation metrics, earnings growth expectations and return on capital and profitability. The Subadviser’s qualitative analysis is based on an individual assessment of business model and competitive advantage, cash generation, industry dynamics and corporate governance and management quality.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

	●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

40

HSBC Frontier Markets Fund
Summary Section

●	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.
●	Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
●	Industry Concentration Risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments.
●	Financial Services Risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries.
●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.
●	Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.
●	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
●	Structured Note Risk: Investments in participatory, unitary and other structured notes involve risks normally associated with a direct investment in the underlying securities. In addition, these notes are subject to counterparty risk.

41

HSBC Frontier Markets Fund
Summary Section

●	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or structured note, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.
●	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
●	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.
●	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

42

HSBC Frontier Markets Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q1 2012	12.93%
Worst Quarter:	Q4 2014	-9.73%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I Shares may vary. The table further compares the Fund’s performance over time to that of the MSCI Frontier Markets Index and the MSCI Select Frontier and Emerging Markets Capped Index.

Average Annual Total Returns (for the periods ended December 31, 2014)

	Inception		Since
	Date	1 Year	Inception
Class A Return Before Taxes	Sept. 6, 2011	-0.49%	11.31%
Class A Return After Taxes on Distributions	Sept. 6, 2011	-3.29%	9.78%
Class A Return After Taxes on Distributions
and Sale of Fund Shares	Sept. 6, 2011	0.49%	8.47%
Class I Return Before Taxes	Sept. 6, 2011	5.10%	13.44%
MSCI Frontier Markets Index
(reflects no deduction for fees, expenses or taxes)	—	7.21%	10.51%	*
MSCI Select Frontier and Emerging Markets Capped Index
(reflects no deduction for fees, expenses or taxes)***	—	6.04%	9.49%	**

*	Since September 6, 2011.
**	Since September 1, 2011.
***	The index was formerly known as the MSCI Frontier Emerging Markets Capped Index.

43

HSBC Frontier Markets Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (UK) Limited is the Fund’s subadviser.

Portfolio Managers

Andrew Brudenell and Chris Turner, Portfolio Managers at the Subadviser, serve as co-Portfolio Managers of the Fund. Mr. Brudenell has managed the Fund since December 19, 2011 and Mr. Turner has managed the Fund since June 25, 2012.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular (non-retirement)	$1,000,000	$0
* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

As of April 30, 2014 (the “Effective Date”), the Fund is closed to new investors. Except as indicated below, only current investors of the Fund, whether owning shares of record or through a processing intermediary, are eligible to purchase shares of the Fund. If you are an existing investor in the Fund, you may continue to invest through exchanges and additional purchases. Any other order to purchase shares of the Fund will be rejected.

Notwithstanding the foregoing, the following persons are permitted to purchase shares of the Fund:

●	Clients of discretionary investment allocation programs where such programs had investments in the Fund.
●	Clients of a financial adviser or planner who had client assets invested in the Fund.
●	Funds within the HSBC Family of Funds for which the Fund is an approved underlying fund.
●	Participants in a 401(k) plan or other employee retirement plan for which the Fund is an eligible investment alternative and whose records are maintained by a processing intermediary having an agreement with the Fund.

Re-registration of accounts held by existing investors, if required for legal transfer or administrative reasons, will be allowed.

The Fund reserves the right, at any time, to re-open or modify the extent to which the future sales of shares are limited.

44

HSBC Frontier Markets Fund
Summary Section

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

45

HSBC Asia ex-Japan Smaller Companies Equity Fund
Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC Asia ex-Japan Smaller Companies Equity Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 84 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load)	None	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	1.00%	1.00%	1.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.16%	1.06%	0.96%
Total Other Expenses*	1.41%	1.06%	0.96%
Total Annual Fund Operating Expenses	2.41%	2.06%	1.96%
Fee Waiver and/or Expense Reimbursement**	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement	1.75%	1.40%	1.30%

*	Based on estimated amounts for the current fiscal year.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.75% for Class A Shares, 1.40% for Class I Shares and 1.30% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

46

HSBC Asia ex-Japan Smaller Companies Equity Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$669	$1,154
Class I Shares	$143	$582
Class S Shares	$132	$551

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of the Fund’s most recent fiscal year end.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity of, and equity-related instruments related to, smaller companies that are economically tied to Asia (excluding Japan). For purposes of this test, the Fund treats common stocks and other instruments with equity characteristics as equity securities, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests, equity participations and shares of exchange-traded funds. The Fund may also invest in participatory, unitary and other structured notes, which are equity access products that create synthetic equity exposure to issuers in markets where the Fund is restricted from directly purchasing securities. Investments will generally be made in non-U.S. dollar denominated instruments.

A company is economically tied to Asia (excluding Japan) if it: (i) is principally traded on the securities markets of any country in Asia (excluding Japan); or (ii) is organized or principally operates in any country in Asia (excluding Japan); or (iii) derives 50% or more of its income from its operation within, or has 50% or more of its assets in, any country in Asia (excluding Japan); or (iv) is a government (or any political subdivision, agency, authority or instrumentality of such government) of any country in Asia (excluding Japan). Smaller companies generally are defined as those companies with a maximum market capitalization of $3 billion at the time of purchase.

Countries in Asia include China, Hong Kong, South Korea, Taiwan, Malaysia, Singapore, Indonesia, India, the Philippines and Thailand. The Fund may invest a substantial portion of its assets in emerging market countries, and many countries in Asia are emerging market countries. Emerging market countries include countries that, as of the date of this prospectus, were part of the MSCI Emerging Market Index classification (including, among other countries, China, South Korea and Taiwan).

For purposes of meeting the Fund’s 80% investment policy, the Fund may include derivatives that have characteristics or exposure similar to the equity of smaller companies that are economically tied to Asia (excluding Japan). The types of derivatives in which the Fund may invest include participatory, unitary and other structured notes and index futures. The Fund may, but does not currently intend to, use derivatives, such as forward foreign currency exchange contracts and non-deliverable forwards, to hedge certain of its exposure to non-U.S. currencies.

47

HSBC Asia ex-Japan Smaller Companies Equity Fund
Summary Section

Principal Investment Strategies — (continued)

HSBC Global Asset Management (Hong Kong) Limited, the Fund’s subadviser (“AMHK” or the “Subadviser”), selects investments for purchase and sale through “bottom-up” fundamental stock analysis. AMHK assembles an investable universe of companies that meet its size and liquidity requirement, across ten countries. It then seeks to invest in companies from that universe that are attractively valued for a given level of profitability, with the potential for capital appreciation over the medium-to-long term horizon. The Subadviser’s analysis is based on an individual assessment of, among other things, a company’s business model and strategy, shareholder structure, balance sheet, drivers of profitability, competitive positioning, earnings outlook and corporate governance. AMHK may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

The Fund’s benchmark index is the MSCI AC Asia ex Japan Small Cap Index.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
● Capitalization Risk: Smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.
● Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●	Asia Risk: The Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Moreover, the economies of countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, reliance on a small number of industries or natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments.
●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.
●	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.
●	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions;

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Principal Investment Risks — (continued)

currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.
●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may, but does not currently intend to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.
●	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.
●	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or structured note, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.
●	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.
●	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
●	Industry Concentration Risk. The Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry would subject the Fund to a greater risk of loss as a result of adverse economic, political, regulatory or market conditions affecting that industry than if its investments were not so concentrated.
●	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Summary Section

Performance Information

The Fund does not have one full calendar year of investment performance. Therefore, performance information has not been presented for the Fund.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (Hong Kong) Limited is the Fund’s subadviser.

Portfolio Manager

Sanjiv Duggal, Director, Head of Asian & Indian Equities of the Adviser; Elina Fung, Investment Director of Equities of AMHK; and Alex Kwan, Associate Director of Equities of AMHK, have managed the Fund since its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day on which each of the New York Stock Exchange, the Hong Kong Stock Exchange, the Taiwan Stock Exchange and the Korea Exchange are open. Purchases and redemptions may be made by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular (non-retirement)	$1,000,000	$0
Class S Shares
Regular (non-retirement)	$25,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

As a result of the Fund’s combined U.S. and non-U.S. holiday schedule, investors periodically may not be able to purchase or redeem Fund shares for several consecutive weekdays. Please see “How NAV is Calculated” on page 74 of this prospectus for more information regarding days on which you will not be able to purchase or redeem Fund shares.

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Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

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More About Risks and Investment Strategies

Each of the Funds is a series of the Trust. The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change in a Fund’s 80% investment policy. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

The Funds may, in the future, seek to achieve their respective investment objectives by investing all of their assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the respective Fund. Such a move is not currently contemplated. For more information, see the SAI under “Investment Techniques – Investment Company Securities.”

The Funds may purchase securities of various maturities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities.)

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

As discussed further below, each Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser and/or Sub-adviser, as applicable, deems appropriate. Each Fund may also borrow money for temporary or emergency purposes.

HSBC Emerging Markets Debt Fund

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund may invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities). In addition, the Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

HSBC Emerging Markets Local Debt Fund

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

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When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

HSBC Frontier Markets Fund

The Fund may invest up to 20% of its net assets in securities of issuers in countries that are not deemed to be frontier market countries. The Fund may invest a portion of its net assets in debt obligations.

For purposes of the Fund’s investments, frontier market countries are those defined as such by the Fund’s Subadviser, at its discretion. The Subadviser also may, in the future, deem other countries to be cross-over market countries.

When the Fund is seeking a temporary or defensive position, it may invest all or part of its assets in fixed-income securities; domestic or foreign government securities; cash or cash equivalents; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position. In addition, the Fund may invest less than 25% of its total assets in the financial services group of industries as a temporary or defensive measure.

HSBC Total Return Fund

The Fund may invest in other mutual funds managed by the Adviser (“Underlying Funds”).

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration of one to five years.

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets.

The Adviser will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant.

When the Fund is seeking a temporary or defensive position, it may invest all or part of its assets in cash or cash equivalents and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

HSBC RMB Fixed Income Fund

When the Fund is seeking a temporary or defensive position, it may invest all or part of its assets in cash or cash equivalents and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. In addition, the Fund may invest less than 25% of its total assets in the financial services group of industries as a temporary or defensive measure. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

HSBC Asia ex-Japan Smaller Companies Equity Fund

When the Subadviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may seek a temporary defensive position and invest all or part of its assets in fixed-income securities, domestic or foreign government securities, or hold its assets in cash or cash equivalents. The Fund’s investment objective may not be achieved while it is invested in a temporary defensive position.

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Principal Investment Risks

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds’ SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

Each of the Funds is subject to one or more of the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●

Credit Risk: A Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser and/or Subadviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and a fund’s investments.

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to debt instrument markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance. The liquidity levels of a Fund’s portfolio may also be affected.

●

High-Yield (“Junk Bond”) Risk: High-yield securities (sometimes called “junk bonds”) are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality. High-yield securities are often considered speculative investments that have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher-rated securities. The prices of high-yield securities, which may be more volatile and less liquid than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic or political conditions, or the expectation of adverse market, economic or political

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conditions. High-yield securities, which are typically issued by smaller, less credit worthy companies or by highly indebted companies, pay investors a premium (i.e., a higher interest rate or yield) because of the increased risk of loss.

●

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

●

Risks of China-Related Investments: Investing in RMB-denominated debt instruments that may be issued by issuers located in Hong Kong or China or multi-national issuers with subsidiaries in Hong Kong or China, may involve special risks. In this regard, the RMB Fixed Income Fund may be exposed to risks associated with mainland China, even though Hong Kong has a separate political and legal system. Risks relating to Hong Kong and mainland China include:

○

Currency Risk: The U.S. dollar value of your investment in a Fund is expected normally to decline if the value of RMB depreciates against the U.S. dollar. Conversely, the U.S. dollar value of your investment in the Fund is expected normally to increase if the value of RMB appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, there can be no assurance that RMB will not be subject to devaluation or revaluation or that shortages in availability of foreign currency will not develop. The value of an investment in the Fund may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. RMB is currently not a freely convertible currency. The Chinese government regularly intervenes and places strict regulation on the CNY market.

Since 2005, the exchange rate of RMB is no longer pegged to the U.S. dollar. RMB has moved to a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of RMB against other major currencies in the inter-bank foreign exchange market is allowed to float within a narrow band around the central parity published by the People’s Bank of China.

As the exchange rates are based primarily on market forces, the exchange rates for RMB against other currencies, including U.S. dollars, are susceptible to movements based on external factors. The Chinese government also regularly intervenes in the CNY market and trading in RMB may be subject to possible delay in the settlement process. This government intervention indirectly influences the CNH Market.

○

Political and Economic Risk: The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the government at various levels, in recent years, the government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a higher level of management autonomy.

Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers (or affiliates of issuers) of instruments in which the Fund may invest.

The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and thus the Fund’s investments in RMB-denominated debt instruments. The Chinese government’s control of currency conversion and movements in the RMB exchange rates may adversely affect the operations and financial results of issuers in China.

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○	Inflation: Economic growth in China historically has been accompanied by periods of high inflation. The Chinese government enforces various measures to control inflation and restrain the rate of economic growth, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are unsuccessful, and if inflation increases, the performance of the Chinese economy and the value of the Fund’s investments could be negatively impacted.

○

Market Access to China: It is difficult for investors located outside of China to directly access debt instruments in mainland China because of investment and trading restrictions. For this reason, the Fund has to obtain exposure to RMB and RMB-denominated debt instruments by making investments outside of China, and generally in Hong Kong. These limitations and restrictions on access to the CNY market may impact the availability, liquidity, and pricing of investments designed to provide investors with exposure to Chinese markets and RMB. As a result, returns achieved by the Fund could differ from those available to domestic investors in China.

○

Hong Kong Policy: As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. Any such change could adversely affect market conditions and the performance of the Chinese economy and the Fund’s investments.

○

Regulatory Risk: Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly and potentially undesirably, from those applicable to U.S. issuers. As discussed further below, Hong Kong is subject to its own regulatory regime.

○

Risks of Change in Regulatory Regime: RMB-denominated debt instrument issuance in Hong Kong is subject to Hong Kong laws and regulations. The Chinese government currently views Hong Kong as one of the key offshore RMB-denominated debt instrument centers and has established a cooperative relationship with Hong Kong’s local government to develop the RMB-denominated debt instrument market. There can be no assurance that the Chinese government will continue to encourage issuance of RMB-denominated debt instruments outside of mainland China and any change in the Chinese government’s policy or the regulatory regime governing the issuance of RMB-denominated debt instruments in Hong Kong may adversely affect the Fund.

○

Risks of Developing Legal System: Mainland China’s legal system is based on statutes enacted by various state bodies dealing with economic matters such as foreign investment, company organization and governance, taxation and trade. These laws are quite recent with published court opinions based on these being limited and non-binding. This makes the interpretation and enforcement of these laws and regulations uncertain. With respect to laws pertaining to bankruptcy proceedings, such laws in mainland China are generally less developed than and different from such laws in the United States. Therefore, bankruptcy proceedings can take more time to resolve than similar proceedings in the United States and results can be unpredictable.

○

Tax Risk: Mainland China’s system of taxation is not as well settled as that of the United States. Changes in the Chinese tax system may have retroactive effects. In addition, interest payable on RMB-denominated debt instruments may be deemed to be profits arising in or derived from Hong Kong from a trade, profession or business carried out in Hong Kong. Sums derived from the sale, disposal or redemption of RMB-denominated debt instruments by the Fund may be subject to Hong Kong profits tax where the Fund’s dealing in RMB-denominated debt instruments is deemed to have

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carried on a trade, profession or business in Hong Kong and the sum has a Hong Kong source. There is no assurance that the current tax regime will not be changed. Any change of the tax regime could adversely affect the Fund’s investments in RMB-denominated debt instruments.

Investors should note that where the Fund invests in RMB-denominated debt instruments for which the incomes (such as interest income) are derived from mainland China (including those issued by China’s tax resident enterprises, irrespective of whether the same are issued or listed in or outside China or unlisted), the Fund is subject to withholding of Enterprise Income Tax imposed in China. The Fund may also be subject to other taxes imposed in China.

Under China’s Enterprise Income Tax Law and its implementation rules, incomes derived from China by non-resident enterprises which have no establishment or place in China are subject to withholding of Enterprise Income Tax at the rate of 10% (such rate may however be subject to change from time to time). As such, in respect of the Fund’s investments in RMB-denominated debt instruments of which the incomes (such as interest income) are derived from China, if any, the Fund is subject to withholding of Enterprise Income Tax; and such withholding tax will reduce the income from the Fund and adversely affect the performance of the Fund.

However, there are still uncertainties as to the application of China’s Enterprise Income Tax Law and its implementation rules (e.g. it is not clear as to whether gains on disposal of investments in such debt instruments would be subject to withholding of Enterprise Income Tax and if so, whether such withholding will apply retrospectively).

The old Provisional Regulations of Business Tax and its Detailed Implementation Regulations stipulated that capital gains derived from the trading of securities by financial institutions would be subject to business tax at 5%. Such business tax is extended to capital gains derived from the trading of securities to corporate taxpayers in the amended Provisional Regulations of Business Tax, effective January 1, 2009. Interest received from China’s government bonds and corporate bonds may be subject to business tax at 5%. Dividends are not included in the taxable scope of business tax.

Under Hong Kong tax law, funds resident outside of Hong Kong are exempted from Hong Kong profits tax provided certain conditions are met. It is intended that the affairs of the Fund will be conducted in accordance with the conditions for exemption from profits tax, however, the Fund can offer no guaranty that such exemption will be obtained in every instance.

AMHK may decide to make or not to make any tax provisions in respect of the Fund. Even if tax provisions are made, such provisions may be more than or less than the Fund’s actual China tax liabilities and it is possible that such tax provisions made by AMHK may be insufficient. In case of a difference between the Fund’s provision for taxes and its actual China tax liabilities, the relevant amounts shall be credited to or debited from the Fund’s assets (as the case may be). As a result, the income from, and/or the performance of, the Fund may/may not be adversely affected and the impact/degree of impact on individual shareholders of the Fund may vary, depending on factors such as the level of the Fund’s provision for taxes (if any) and the amount of the difference at the relevant time and when the relevant shareholders subscribed for and/or redeemed their shares in the Fund.

Any tax provision, if made by AMHK, will be reflected in the net asset value of the Fund at the time of debit or refund and thus will only impact on shares which remain in the Fund at that time. Shares that are redeemed prior to such time will not be affected by any debit of insufficient tax provisions. Likewise, such shares will not benefit from any refund of excess tax provisions.

Investors should note that no shareholders who have redeemed their shares in the Fund before the distribution of any excess provision shall be entitled to claim, in whatsoever form, any part of the withholding amounts distributed to the Fund, which amount would be reflected in the value of shares in the Fund. In the event AMHK considers it necessary to adopt any tax provision (whether in respect of China’s Enterprise Income Tax Law or any other applicable tax regulation/laws in China) on a retrospective basis, the prevailing and/or future net asset value of the Fund may be negatively impacted.

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AMHK will review and make adjustments to its tax provision policy as and when it considers necessary from time to time and as soon as practicable upon issuance of further notices or clarification issued by China’s tax authority in respect of the application of China’s Enterprise Income Tax and/or any other applicable tax regulations/laws and the respective implementation rules.

There is a possibility that the current tax laws, rules, regulations and practice in China and/or the current interpretation or understanding thereof may change in the future and such change(s) may have retrospective effect. The Fund could become subject to additional taxation that is not anticipated as at the date hereof or when the relevant investments are made, valued or disposed of. Any of those changes may reduce the income from, and/or the value of, the relevant investments in the Fund.

○

Capital Controls Risk: Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the government of China and the imposition of “capital controls” on the CNY market. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value. Although no capital controls may directly be imposed on the CNH market, market conditions may limit the ability of the Fund to access the CNH market.

○

Trading and Settlement Risk: Trading and settlement practices for transactions in the markets in which the Fund may trade to achieve RMB exposure may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses.

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Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. The risks of investing in equity securities also include:

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Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stock of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small-capitalization companies may be newer or less established.

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Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

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●	Asia Risk: The HSBC Asia ex-Japan Smaller Companies Equity Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Increased social and political tension in some Asian countries, including long-running border and diplomatic disputes with neighboring countries or the international community, could cause economic and market instability throughout the region and significantly impact the value of your investment. Moreover, the economies of countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, reliance on a small number of industries or natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments. China’s governmental actions and the actions of other governments located in the region can also have a significant effect on the economic conditions in other Asian countries, which could adversely affect the value and liquidity of investments. Although the Chinese and other regional governments have recently begun to institute legal and economic reform policies, there can be no assurances that they will continue to pursue such policies or, if they do, that such policies will succeed. Political changes, social instability and adverse diplomatic developments in China (and the actions of other governments located in the region, including North Korea) could result in armed conflict and the imposition of additional government restrictions, including economic sanctions, expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers (or affiliates of issuers) of instruments in which the Fund may invest.

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Market Risk: The value of a Fund’s investments may decline due to changing economic, social, political or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a regional, national or global level. For instance, terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

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Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes could adversely affect a Fund’s investments in a foreign country. In addition, the lack of regulatory controls may expose a Fund to additional risks.

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. To the extent a Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

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Emerging Markets Risk: A Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other

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things, greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries, and rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase the funding costs of such issuers. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in instruments with exposure to emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices that could result in losses, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.”

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Frontier Market Countries Risk: Frontier market countries, which includes Bangladesh, Pakistan, Sri Lanka and Vietnam, generally have smaller economies and even less developed capital markets or legal, regulatory and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies are less correlated to global economic fluctuations than developed economies and have low trading volumes and the potential for extreme price volatility and illiquidity. The government of a frontier market country may exercise substantial influence over many aspects of the private sector, including by restricting foreign investment, which could have a significant effect on economic conditions in the country and the prices and yields of securities in a Fund’s portfolio.

Economies in frontier market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade. Brokerage commissions, custodial services and other costs relating to investment in frontier market countries generally are more expensive than those relating to investment in more developed markets. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available.

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Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Adviser or Subadviser uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of the Adviser’s or Subadviser’s derivatives strategies will also be affected by the ability of the Adviser or Subadviser, as applicable, to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Structured Note Risk: Even though a participatory, unitary or other structured note is intended to reflect the performance of the underlying securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of these notes will not replicate exactly the performance of the

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issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in structured notes involve risks normally associated with a direct investment in the underlying securities. In addition, structured notes are subject to counterparty risk. Structured notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under the structured notes against the issuers of the securities underlying such notes. There can be no assurance that the trading price or value of structured notes will equal the value of the underlying value of the securities they seek to replicate.

●Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

●Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, the use of reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. This is because leverage tends to increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

●Counterparty Risk: When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations. For example, in a repurchase agreement, in which a Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller may not repurchase the security.

●Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

●When-Issued Securities: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that security.

●Short Sale Risk: A short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

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●Liquidity Risk: A Fund may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to a lack of demand in the market for, or a reduction in the number or capacity of market participants making a market in, such investments. Additionally, a Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. A Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent a Fund from taking advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

The secondary market for RMB denominated debt instruments is currently limited. In the absence of an active secondary market, the RMB Fixed Income Fund may need to hold investments until their maturity date. If sizeable redemption requests are received, the Fund may need to liquidate its investments at a substantial discount in order to satisfy such requests and the Fund may suffer losses in trading such investments. Even if a secondary market is developed, the prices at which the Fund’s investments are traded may be higher or lower than the initial subscription prices due to many factors including the prevailing interest rates. Further, the bid and offer spread of the price of the relevant RMB denominated instruments may be high and the Fund may therefore incur significant trading costs and may even suffer losses when selling such instruments.

●Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by changes in overall market movements, commodity index volatility or supply or demand for the commodity, domestic and foreign political, regulatory or economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes, tariffs and changes in interest rates or expectations regarding changes in interest rates.

●Custody Risk: The Funds invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. The laws of certain countries may place limitations on the ability to recover assets if a foreign bank, agent or depository enters bankruptcy. In addition, low trading volumes and volatile prices in less developed markets may make trades more difficult to complete and settle, and governments or trade groups may compel local agents to hold securities with designated foreign banks, agents and depositories that may be subject to little or no regulatory oversight or independent evaluation. Local agents are held only to the standards of care of their local markets.

●Depositary Receipt Risk: A Fund’s investments may take the form of sponsored and unsponsored depositary receipts, which include global depositary receipts (“GDRs”) and European depositary receipts (“EDRs”). GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts involve many of the same risks of investing directly in foreign securities, including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.

Depositary receipts also involve risks not experienced when investing directly in the equity securities of an issuer. ADRs may be less liquid than the underlying shares in their primary foreign trading market. Investment restrictions in certain countries also may adversely affect the value of ADRs because such restrictions may limit the ability to convert foreign equity securities into ADRs and vice versa. Such restrictions may cause the equity securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

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Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Additionally, to the extent the value of a depositary receipt held by a Fund fails to track that of the underlying security, the use of the depositary receipt may result in tracking error in such Fund.

●Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. Certain Funds are “non-diversified” and may invest a greater percentage of their assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Funds to a greater degree than if the Funds were more broadly diversified. Similarly, the Funds may be more sensitive to adverse economic, business, regulatory or political developments if they invest a substantial portion of their assets in issuers located in or with exposure to the same country or region.

●Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security.

●Exchange-Traded Fund Risk: Investments in ETFs are generally intended to assist a Fund track the return of the particular market segments or indices that are represented by the ETFs. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective, and is subject to the risk that the market price of the ETF’s shares may trade at a premium or a discount to their net asset value; an active trading market for an ETF’s shares may not develop or be maintained; and there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

●Industry Concentration Risk: The Frontier Markets Fund and the RMB Fixed Income Fund will invest more than 25% of their respective total assets in securities issued by companies in the financial services group of industries, including banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). As a result, a Fund’s performance will be significantly impacted, both positively and negatively, by developments in the financial services group of industries and the Funds will be more susceptible to such developments than other funds that do not concentrate their investments. The Asia ex-Japan Smaller Companies Equity Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry would subject the Fund to a greater risk of loss as a result of adverse economic, political, regulatory or market conditions affecting that industry than if its investments were not so concentrated.

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●Financial Services Risk: The Funds’ investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services group of industries due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect financial services companies by increasing their cost of capital. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which such companies may engage.

●Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies. A governmental entity that defaults may ask for additional loans or for more time to pay its debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●Concentrated Country Risk: The performance of the RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

●Scarcity Risk: RMB-denominated debt instruments available for investment by the RMB Fixed Income Fund are currently limited and the remaining duration of such instruments may be short. In the absence of available instruments, or when such instruments held are at maturity, the Fund may have to allocate a significant portion of its portfolio in RMB-denominated deposits until suitable RMB-denominated debt instruments are available in the market. This may adversely affect the Fund’s performance.

●Investment Access Risk: AMHK invests in the same securities as the RMB Fixed Income Fund on behalf of its other clients, and affiliates of AMHK may underwrite issuances of these securities. At times, regulatory restrictions or a lack of sufficient quantities of certain securities may mean that the Fund is precluded from investing in, or may be limited in its investment in, securities that the Subadviser would otherwise wish to purchase for the Fund. This loss of opportunity may result in lower returns for the Fund than if AMHK were not subject to these restrictions or lack of access.

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Additional Risks

Generally, in addition to the principal investment risks described above the Funds will be subject to one or more of the following additional risks:

●Allocation Risk: A Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. As a result, an investor may lose money.

●Portfolio Turnover: Each Fund is actively managed and, in some cases, a Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect a Fund’s performance.

●Repurchase Agreement: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●Structured Notes Risk: Structured notes and other related instruments, including participatory and unitary notes, purchased by a Fund are derivative instruments, the principal and/or interest payments on which is determined by reference to the performance of a reference asset (e.g., a security, currency, market or interest rate). Structured notes expose a Fund to the credit risk of the issuer of the structured product (or any guarantor), as well as to the underlying reference asset. Structured notes can be more volatile, illiquid and difficult to price accurately than more traditional securities. Structured notes may be indexed positively or negatively and, therefore, the appreciation of the reference asset can produce an increase or decrease in the principal and/or interest payments. Moreover, the rate of return on structured notes can be determined by applying a multiplier to the performance of the reference asset (i.e., leveraged), which could magnify the possibility of gain and the risk of loss.

●Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, mortgage- and asset-backed securities may be difficult to value or become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics. If market interest rates increase substantially and a Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect a Fund’s net asset value. In addition, mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

●Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

●Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

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●Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, a Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

●Temporary Defensive Position Risk: Each Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The RMB Fixed Income Fund may temporarily depart from its principal investment strategies by making more significant short-term investments in cash, cash equivalents, high-quality, short-term debt instruments that are denominated in currencies other than RMB for temporary defensive purposes in response to adverse market, economic or political conditions. If RMB appreciates against the dollar during periods when the Fund is holding a large cash position that is not correlated to RMB, the Fund may not participate in such appreciation to the extent it would have if the Fund had in a manner providing more complete exposure to RMB.

This may result in a Fund not achieving its investment objective during that period. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.

●Underlying Fund Selection Risk: A Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. It is possible that one or more Underlying Funds will not meet their own investment objectives, which would affect a Fund’s performance. There can be no assurances that the investment objective of a Fund or any Underlying Fund will be achieved.

●Emerging Market and Frontier Market Countries Tax Risk: Changes in the political climate in emerging market and frontier market countries may result in significant shifts in taxation of foreign investors such as a Fund. These changes may result in changes to legislation, the interpretation of legislation, or the granting of the benefit of tax exemptions or international tax treaties to foreign investors. The effect of such changes can be retroactive and may (if they occur) negatively affect a Fund’s performance.

Proceeds from the sale of securities in some markets, or the receipt of any dividends or other income, may be or may become subject to tax, levies, duties or other fees or charges imposed by the authorities in that market. This may include taxes levied by withholding at source and/or specific taxes or charges on the Fund’s investments. Tax law and practice in certain markets in which a Fund currently invests or may invest in is not clearly established. It is possible that the current interpretation of tax law or understanding of practice might change, or that tax law might be changed with retroactive effect. It is possible that a Fund could become subject to additional taxation that is not anticipated either at the date of this prospectus or when investments are made, valued or disposed of.

In the event that new investments into a Fund may result in tax levies that significantly disadvantage the Fund’s existing shareholders, the Adviser and the Fund will consider what, if any, actions should be taken, including possibly closing the Fund to new investors.

Under Hong Kong tax law, funds resident outside of Hong Kong are exempted from Hong Kong profits tax provided certain conditions are met. It is intended that the affairs of the Funds will be conducted in accordance with the conditions for exemption from profits tax, however, the Funds can offer no guaranty that such exemption will be obtained in every instance.

●Fund Closure Risk: As a result of the Asia ex-Japan Smaller Companies Equity Fund’s combined U.S. and non-U.S. holiday schedule, investors periodically may not be able to purchase or redeem Fund shares for several consecutive weekdays, even though the Fund’s portfolio securities may change significantly in value. This may prevent an investor from fully benefiting from gains in the Fund and may also prevent an investor from avoiding losses in the Fund.

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HSBC Funds
Additional Information About the Funds’
Investment Strategies and Risks

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, the performance would be lower.

The BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument.

Source: BofA Merrill Lynch, used with permission. BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/ OR COMPLETENESS OF THE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUNDS, OR ANY OF THEIR PRODUCTS OR SERVICES.

The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

The J.P. Morgan Government Bond Index – Emerging Markets Global Diversified is an unmanaged comprehensive global emerging markets fixed income index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The J.P. Morgan Emerging Local Markets Index Plus tracks total returns for local-currency-denominated money market instruments, including emerging market currency forwards, in 24 emerging markets.

The Morgan Stanley Capital International (“MSCI”) Frontier Markets Index captures large- and mid-cap representation across 24 Frontier Markets countries. The index includes 128 securities, covering about 84% of the free float-adjusted market capitalization in each country.

The MSCI Select Frontier and Emerging Markets Capped Index has been developed by MSCI for the Adviser and, in terms of country constituents, is a continuation of the former customized capitalization (capped) version of the MSCI Frontier Emerging Markets (FEM) Index. The MSCI FEM Index, from June 1, 2014 onwards, is a free float-adjusted market capitalization index designed to measure equity market performance in the 24 countries within the MSCI Frontier Markets Index and four small emerging market “crossover” countries (namely Colombia, Egypt, Philippines, and Peru) that are also included within the MSCI Emerging Markets Index. Prior to June 1, 2014, the MSCI FEM Index was comprised of 30 countries, including the aforementioned 24 frontier market countries and four “crossover” countries plus Qatar and UAE.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in the Emerging Markets Debt Fund or Emerging Markets Local Debt Fund if you are:

●Investing for a long-term goal such as retirement (five year or longer investment horizon)

●Looking to add exposure to emerging market countries to your portfolio

●Looking to add a monthly income component to your investment portfolio

●Willing to accept the risks of price and income fluctuations

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HSBC Funds
Additional Information About the Funds’
Investment Strategies and Risks

●Looking to add a foreign income component to your investment portfolio

●Seeking higher potential returns than provided by other fixed income funds, and willing to accept higher risks of price and income fluctuations than with other fixed income funds

Consider investing in the Frontier Markets Fund if you are:

●Investing for a long-term goal such as retirement (five year or longer investment horizon)

●Looking to add exposure to emerging and frontier market countries to your portfolio

●Willing to accept higher risks of investing in the volatile frontier market country markets in exchange for potentially higher long term returns

Consider investing in the Total Return Fund if you are:

●Investing for a long-term goal such as retirement (five year or longer investment horizon)

●Willing to accept higher volatility associated with emerging market debt investments in exchange for potentially higher long term returns

Consider investing in the RMB Fixed Income Fund if you are:

●Investing for a long-term goal such as retirement (five year or longer investment horizon)

●Looking to add exposure to China, or RMB-denominated debt instruments, to your portfolio

●Willing to accept higher volatility associated with RMB-denominated debt instruments in exchange for potentially higher long term returns

Consider investing in the Asia ex-Japan Smaller Companies Equity Fund if you are:

●Investing for a long-term goal such as retirement (five year or longer investment horizon)

●Looking to add exposure to Asia (excluding Japan) to your portfolio

●Willing to accept higher risks of investing in the volatile emerging or frontier market countries in exchange for potentially higher long term returns

The Funds will not be appropriate for anyone:

●Pursuing a short-term goal or investing emergency reserves.

●Who does not wish to bear the risks of a fund that invests primarily in foreign markets, particularly emerging markets (Asia ex-Japan Smaller Companies Equity Fund, Emerging Markets Debt Fund, Emerging Markets Local Debt Fund and Total Return Fund), frontier markets (Asia ex-Japan Smaller Companies Equity Fund, Frontier Markets Fund), or China (RMB Fixed Income Fund)

●Seeking safety of principal

●Seeking monthly income (Asia ex-Japan Smaller Companies Equity Fund, Frontier Markets Fund and Total Return Fund only)

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Funds cannot guarantee that they will achieve their investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

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Fund Management

The Investment Adviser and Subadvisers

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract (“Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in the HSBC Family of Funds. The Adviser also provides certain operational support services to the Funds pursuant to a Support Services Agreement but these fees are not charged to Class S Shares. The Adviser is entitled to a fee from each Fund at the annual rate of 0.20% and 0.10% of a Fund’s average daily net assets for Class A Shares and Class I Shares, respectively, for services rendered pursuant to the Support Services Agreement.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, each Fund may currently hire and/or terminate subadvisers without shareholder approval. The Asia ex-Japan Smaller Companies Equity Fund, the Frontier Markets Fund and the RMB Fixed Income Fund are currently using the services of a subadviser that is affiliated with the Adviser, and the conditions under the exemptive order do not apply to the use of an affiliated subadviser. However, the conditions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

HSBC Global Asset Management (UK) Limited, 78 St. James Street, London, United Kingdom, SW1A 1EJ, a U.S. registered investment adviser and an affiliate of the Adviser, serves as the investment subadviser of the Frontier Markets Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. AMEU makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As of December 31, 2014, AMEU managed approximately 92.4 billion in assets.

HSBC Global Asset Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong, a U.S. registered investment adviser and an affiliate of the Adviser, serves as the investment subadviser of the RMB Fixed income Fund and the Asia ex-Japan Smaller Companies Equity Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. AMHK makes the day-to-day investment decisions and continuously reviews, supervises and administers each Fund’s investment program. As of December 31, 2014, AMHK managed approximately $63.3 billion in assets.

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Fund Management

For these advisory and management services (including any sub-advisory services), during the last fiscal year the following Funds paid fees (net of fee waivers) as follows:*

Percentage of
Average Net Assets for Fiscal
Year Ended 10/31/14**
Emerging Markets Debt Fund	0.19%
Emerging Markets Local Debt Fund	0.00%
Total Return Fund	0.85%
RMB Fixed Income Fund	0.00%
Frontier Markets Fund	1.20%

*	The Adviser may voluntarily waive all or a portion of its management fee. The Adviser has done so for periods of operation during which a Fund’s Total Annual Fund Operating Expenses were above that Fund’s expense cap, as set forth in the applicable contractual expense limitation agreement. The Adviser has entered into a contractual expense limitation agreement with each Fund (“Agreement”) under which it will limit the total expenses of each respective Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to the annual rates shown in the table below:
**	Asia ex-Japan Smaller Companies Equity Fund commenced operations November 11, 2014. For advisory and management services (including any sub-advisory services), the Fund will be obligated to pay a management fee at the annual rate of 1.00% of its respective average net assets.

	Class A	Class I	Class S
	Shares	Shares	Shares
HSBC Emerging Markets Debt Fund	1.20	0.85	0.75
HSBC Emerging Markets Local Debt Fund	1.20	0.85	0.75
HSBC Total Return Fund	1.60	1.25	1.15
HSBC RMB Fixed Income Fund	1.45	1.10	1.00
HSBC Frontier Markets Fund	2.20	1.85	N/A
HSBC Asia ex-Japan Smaller Companies Equity	1.75%	1.40%	1.30%

Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and Sub-Advisory Agreements is available in the Funds’ April 30, 2014 semi-annual report and will be available in the April 30, 2015 semi-annual report. A discussion regarding the basis for the Board of Trustees’ approval of Investment Advisory Agreement and Sub-Advisory Agreement of the HSBC Asia ex-Japan Smaller Companies Equity Fund will be available in the Fund’s first semi-annual report to shareholders.

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Fund Management

Portfolio Managers

HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund and HSBC Total Return Fund:

Investment decisions for the Funds are made by consensus of the Adviser’s Emerging Markets Debt Team which consists of investment professionals and the primary portfolio management team members listed below.

Guillermo Ossés, Managing Director, Head of Emerging Markets Debt Portfolio Management, joined the Adviser in January 2011 as Managing Director with responsibility for all global emerging markets debt portfolios. Before joining the Adviser, Mr. Ossés was a senior emerging markets fixed income portfolio manager at PIMCO from 2006 through 2010. Prior to this, he was responsible for proprietary trading and market making of emerging markets currencies at Barclays Capital. Mr. Ossés also held a trading position in Latin American Local Markets at Deutsche Bank. He has 18 years of investment experience and holds an MBA from the MIT Sloan School of Management. He received a B.A. from Universidad Catolica de Cordoba in Argentina.

Lisa Chua, CFA, Senior Vice President, Portfolio Manager, is a portfolio manager on the Emerging Markets Debt team responsible for external markets. She joined the firm in May 2007 as an investment analyst focusing on corporate credit, structured and private securities. Prior to joining the firm, Ms. Chua worked as a research analyst at Delaware Investments, where she focused on emerging markets debt and private investments since 2003. She has 12 years of investment experience and holds a B.A. from the University of Pennsylvania and is a CFA Charterholder.

Phil Yuhn, Senior Vice President, Portfolio Engineer, is in charge of portfolio engineering and risk analytics and also focuses on external markets. He joined the firm in December 2009. He previously worked at Deutsche Bank on their risk analytics team from September 2009 to December 2009. Prior to that, Mr. Yuhn worked in the emerging markets credit strategy group at Lehman Brothers from September 2005 to September 2008. He was a private investor from September 2008 until September 2009. Mr. Yuhn began his career as a global management consultant at Adexa in 1998. He has 9 years of investment experience and earned an MBA from the University of Chicago and Masters and Bachelors degrees in engineering from Cornell University.

Abdelak Adjriou, Vice President, Portfolio Manager, is a portfolio manager on the Emerging Markets Debt team responsible for local markets. He joined the team in August 2013 from HSBC Global Asset Management (France) where he was a portfolio manager on the European Yield Curve Strategy team. He joined HSBC Global Asset Management (France) in December 2004 and moved into a portfolio management role in 2007. Before joining HSBC, he worked for Credit Agricole Indosuez (France) as a quantitative analyst and for IBM (France) as an engineer. Mr. Adjriou has been working in the industry since 2003. He graduated from the Ecole Superieure en Sciences Informatiques (ESSI) (France) with a degree in Engineering and a postgraduate degree in Computer Science applied to Finance. He also holds a postgraduate degree in Random Modeling from the Universite Paris VI – Jussieu.

Vinayak Potti, Vice President, Portfolio Manager, is a portfolio manager on the Emerging Markets Debt team focusing on trading sovereigns as well as risk analysis. He has been working in the industry since 2002. Prior to joining HSBC in 2009, Mr. Potti worked as a product controller in emerging markets at Barclays Capital and before that, as a fund accountant at T. Rowe Price. He holds a B.S. from the University of Maryland and is a CFA Charterholder.

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Fund Management

HSBC RMB Fixed Income Fund

Investment decisions for the Fund are made by consensus of AMHK’s Asia Fixed Income Team, which consists of investment professionals and the primary portfolio management team members below.

Cecilia Chan, Fixed Income Chief Investment Officer, Asia-Pacific, heads up fixed income investment management within the region and has been specializing in management of fixed income portfolios since 1994 when she joined HSBC. Ms. Chan has been working in the financial industry covering markets in Asia Pacific since 1987. Prior to joining HSBC, Ms. Chan worked as a fixed income fund manager at Sun Alliance & Royal Insurance Company in Australia and a senior quantitative analyst in Baring Securities (Hong Kong), (Japan) and (Australia) Ltd. She holds a (first honors) bachelor’s degree in Commerce from the University of New South Wales (Australia); a master’s degree in Economics from the Australia National University; a master’s degree in Applied Finance and a MA in Business Research Studies, both from Macquarie University (Australia).

Jim Veneau, Investment Director, Asian Fixed Income Team, focuses on the management of credit portfolios. He has previously worked as a senior credit analyst on the team, as well as the US Fixed Income team in New York where he specialized in the telecom, media and technology sectors. Prior to joining HSBC in 2005, Mr. Veneau worked as a senior telecom analyst at Moody’s Investors Service. Mr. Veneau has been working in the industry since 1995. He holds a Master of International Affairs and a Bachelor of Arts degree from Columbia University and is a CFA charterholder.

Alfred Mui, Investment Director, Asian Fixed Income Team, has been working in the industry since 1996. Prior to re-joining the Subadviser in 2010, Mr. Mui worked as a director of credit trading at Myo Capital and Director at UBS Global Credit Strategies Group. Before first joining HSBC in 2000, Mr. Mui worked as an investment advisor at Matheson InvestNet Ltd. and Jardine Fleming Holdings Ltd. and market risk management at Daiwa Securities (HK) Ltd and Chase Manhattan Bank. Mr. Mui holds a BSc with “Distinction” from the University of Toronto and an MBA from the University of Ottawa. He is also a CFA charterholder.

Gregory Suen, Associate Director, Asian Fixed Income, has been working in the industry since 2000. Prior to joining HSBC in 2007, Mr. Suen worked as an investment manager at PCI Investment Management Limited. He holds a master’s degree from the University of Hong Kong, a bachelor’s degree from the University of British Columbia (Canada). He is also a CFA charterholder and a Certified Public Accountant (CPA).

HSBC Frontier Markets Fund:

Andrew Brudenell and Chris Turner, Portfolio Managers at AMEU, are responsible for the day-to-day portfolio management of the Fund.

Mr. Brudenell joined AMEU in April 2007 and is a member of AMEU’s Frontier Emerging Markets team. Mr. Brudenell was a private investor from May 2005 through April 2007. Mr. Brudenell previously worked as a US Fund Manager at Scudder Investments in New York and at Deutsche Asset Management in London. He has been working in the asset management industry since 1997. Mr. Brudenell holds an MSc from the London School of Economics (UK) and is a CFA charterholder.

Mr. Turner joined AMEU on June 25, 2012 and is a member of the Subadviser’s Frontier Emerging Markets team. Mr. Turner was a private investor from November 2010 through June 2012. From June 2007 through November 2010, Mr. Turner was an emerging markets equity fund manager with EMSO Partners, an emerging markets hedge fund sponsor. Prior to that, he was a Fund Manager in emerging markets equity with Morley Fund Management (now Aviva Investors) and previously spent more than ten years with Morgan Grenfell Asset Management (now Deutsche Asset Management) in a similar role. He has been working in the asset management industry since 1986. Mr. Turner holds a BSc in Mathematics from University College London.

72

Fund Management

HSBC Asia ex-Japan Smaller Companies Equity Fund

Sanjiv Duggal, Elina Fung and Alex Kwan, Portfolio Managers at AMHK, are responsible for the day-to-day portfolio management of the Fund.

Sanjiv Duggal, Head of Asian and Indian Equities, joined HSBC in 1996. Mr. Duggal has been working in the industry since 1991. Prior to joining HSBC, Mr. Duggal worked for the Hill Samuel Group where he spent nearly five years, initially in internal audit and later as an Emerging Markets fund manager. Mr. Duggal is a Chartered Accountant.

Elina Fung, Investment Director of Equities, joined HSBC in 2007. Ms. Fung has been working in the finance industry since 1995. Ms. Fung received a Bachelor of Business Administration from the Chinese University of Hong Kong.

Alex Kwan, Associate Director of Equities, joined HSBC in 2008. Mr. Kwan received a Bachelor of Science in Computer Science and a Master’s Degree in Computer Science & Engineering from the University of Michigan, and a Master’s of Business Administration from the Hong Kong University of Science & Technology.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Funds is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role, oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Funds (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Subadviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

73

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Debt obligations with maturities of 60 days or less may be valued at amortized cost or on the basis of their market value. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by such Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV of the Emerging Markets Debt Fund, Emerging Markets Local Debt Fund, Frontier Markets Fund and Total Return Fund is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most U.S. national holidays and Good Friday. In addition, the Frontier Markets Fund does not price its shares on Boxing Day (December 26).

The RMB Fixed Income Fund’s NAV is determined once each day at the close of regular trading on the Exchange, normally at 4 p.m. Eastern time on days that both the Exchange and the Hong Kong Stock Exchange (the “Hong Kong Exchange”) are open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and Good Friday. The Hong Kong Exchange is generally not open, and the Fund does not price its shares, on Hong Kong holidays (Hong Kong holidays for 2015 include: January 1, February 19-20, April 3, April 6, April 7, May 1, May 25, July 1, September 28, October 1, October 21 and December 25).

The Asia ex-Japan Smaller Companies Equity Fund NAV is determined once each day at the close of regular trading on the Exchange, normally at 4 p.m. Eastern time on days that the Exchange, as well as the Hong Kong Stock Exchange, the Taiwan Stock Exchange and the Korea Exchange, are open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and on Good Friday. The Hong Kong Stock Exchange, the Taiwan Stock Exchange and the Korea Exchange are generally not open, and the Fund does not price its shares, on Hong Kong, Taiwanese and Korean holidays.

U.S., Hong Kong, Taiwanese, and Korean holidays for 2015 (not including Saturdays or Sundays) include:

January 1*	January 2	January 19*
February 16*	February 17	February 18
February 19	February 20	February 23
February 27	April 3*	April 6
April 7	May 1	May 5
May 25*	June 19	July 1
July 3*	September 7*	September 28
September 29	October 1	October 9
October 21	November 26*	December 25*
December 31

* U.S. Fund holiday.

74

Shareholder Information

As a result of a Fund’s combined U.S. and non-U.S. holiday schedule, investors periodically may not be able to purchase or redeem Fund shares for several consecutive weekdays, even though the Fund’s portfolio securities may change significantly in value. This may prevent an investor from fully benefiting from gains in a Fund and may also prevent an investor from avoiding losses in the Fund.

The value of securities traded in markets outside the United States or denominated in RMB and other currencies other than the U.S. dollar may be affected significantly on a day that a Fund does not price its shares (e.g., on a day that the Exchange is closed) and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by a Fund or its agent, plus any applicable sales charge. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and may materially affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board. Forward currency contracts entered in to by the Funds are covered by the Board-approved procedures.

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Funds’ Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which a Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by a Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Funds’ Transfer Agent until after the time at which a Fund determines its NAV.

75

Shareholder Information

Purchasing and Adding to Your Shares continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may reject a purchase order if it considers it in the best interest of a Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

	Minimum	Minimum
	Initial	Subsequent
	Investment*	Investment*
Class A Shares
Regular	$1,000	$100
(non-retirement)
Retirement (IRA)	$250	$100
Automatic
Investment Plan	$250	$25
Class I Shares**	$1,000,000	$0
Class S Shares***	$25,000,000	$0
*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.
***	The Frontier Markets Fund does not offer Class S Shares.

The HSBC Frontier Markets Fund (the “Fund”) is closed to new investors. Except as indicated below, only current investors of the Fund, whether owning shares of record or through a processing intermediary, are eligible to purchase shares of the Fund. If you are an existing investor in the Fund, you may continue to invest through exchanges and additional purchases. Any other order to purchase shares of the Fund will be rejected.

Notwithstanding the foregoing, the following persons are permitted to purchase shares of the Fund:

●	Clients of discretionary investment allocation programs where such programs had investments in the Fund.
●	Clients of a financial adviser or planner who had client assets invested in the Fund.
●	Funds within the HSBC Family of Funds for which the Fund is an approved underlying fund.
●

Participants in a 401(k) plan or other employee retirement plan for which the Fund is an eligible investment alternative and whose records are maintained by a processing intermediary having an agreement with the Fund.

Re-registration of accounts held by existing investors, if required for legal transfer or administrative reasons, will be allowed.

The Fund reserves the right, at any time, to re-open or modify the extent to which the future sales of shares are limited.

76

Shareholder Information

Purchasing and Adding to Your Shares continued

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.
2.	Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.
3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.
Subsequent Investment:
	1.	Use the investment slip attached to your account statement. Or, if unavailable,
	2.	Include the following information in writing:
		●	Fund name
		●	Share class
		●	Amount invested
		●	Account name
		●	Account number
	3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

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Shareholder Information

Purchasing and Adding to Your Shares continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■	Your bank name, address and account number
■	The amount you wish to invest automatically (minimum $25)
■	How often you want to invest (every month, 4 times a year, twice a year or once a year)
■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Customer Identification Information

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

●	Name;
●	Date of birth (for individuals);
●	Residential or business street address (although post office boxes are still permitted for mailing); and
●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

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Shareholder Information

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1	An individual, if
	●	the individual’s primary principal residence is located in Canada; or
	●	the individual is physically located in Canada at the time of the offer, sale or other relevant activity.
2	A corporation, if
	●	the corporation’s head office or principal office is located in Canada; or
●

securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

	●	the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).
3	A trust, if
	●	the principal office of the trust (if any) is located in Canada; or
	●	the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or
	●	the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).
4	A partnership, if
	●	the partnership’s head office or principal office (if any) is located in Canada; or
	●	the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or
	●	the general partner (if any) is a Canadian Resident (as described above); or
	●	the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).
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Shareholder Information

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, a Fund may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of a Fund may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of a Fund’s portfolio holdings and the reflection of those changes in a Fund’s NAV (referred to as “time zone arbitrage”). These delays may occur because a Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before a Fund calculates its NAV. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time a Fund calculates its NAV. There is a possibility that time zone arbitrage may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a Fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Funds may be vulnerable to such risks. The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading.

As a deterrent to excessive trading, many foreign equity securities held by a Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares— Fair Value Pricing Policies.”

It is the practice of the Funds to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Funds’ shares that is deemed inappropriate. The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon the Funds’ request, information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

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Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
	●	your Fund and account number
	●	amount you wish to redeem
	●	address where your check should be sent
	●	account owner signature
2.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Funds may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

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Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

●	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.
●	Include a voided personal check.
●	Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1. Certain types of redemptions by Individual Retirement Accounts (“IRAs”). 2. Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:
●	Your account address has changed within the last 14 calendar days;
●	The check is not being mailed to the address on your account;
●	The check is not being made payable to the owner of the account;
●	The redemption proceeds are being transferred to another Fund account with a different registration;
●	The redemption proceeds are being wired to bank instructions currently not on your account; or
●	Other unusual situations as determined by the Funds’ transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:
●	A change of name;
●	Add or change banking instructions;
●	Add or change beneficiaries;
●	Add or change authorized account traders;
●	Add a Power of Attorney;
●	Add or change a Trustee; or
●	A UTMA/UGMA custodian change.

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Verifying Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

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Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares or Class S Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Class I Shares or Class S Shares. As such, Class I Shares and Class S Shares have lower annual expenses than Class A Shares.

Emerging Markets Debt Fund, Emerging Markets Local Debt Fund, Total Return Fund and RMB Fixed Income Fund

	Class A Shares		Class I Shares	Class S Shares
Sales Charge (Load)	Percentage	Percentage	No front-end sales charge.	No front-end sales charge.
Amount of Purchase	of Offering	of
	Price*	Investment
Less than $50,000	4.75%	4.99%
$50,000 but less
than $100,000	4.25%	4.44%
$100,000 but less
than $250,000	3.50%	3.63%
$250,000 but less
than $500,000	2.50%	2.56%
$500,000 but less
than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1)	Subject to shareholder servicing fees of up to 0.25% annually of a Fund’s total average daily net assets attributable to Class A Shares.		No Distribution or Servicing Fees.	No Distribution or Servicing Fees.
and Servicing Fees

Fund Expenses	Higher annual expenses than Class I Shares and Class S Shares.		Lower annual expenses than Class A Shares. Higher annual expenses than Class S Shares.	Lower annual expenses than Class A and Class I Shares.

* The offering price of Class A Shares includes the front-end sales load.

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Frontier Markets Fund

	Class A Shares		Class I Shares
Sales Charge (Load) Amount of Purchase	Percentage	Percentage	No front-end sales charge.
	of Offering	of
	Price*	Investment
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1) and Servicing Fee	Subject to shareholder servicing fees of up to 0.25% annually of the Fund’s average daily net assets attributable to Class A Shares.		No Distribution or Servicing Fees.

Fund Expenses	Higher annual expenses than Class I Shares.		Lower annual expenses than Class A Shares.

* The offering price of Class A Shares includes the front-end sales load.

Asia ex-Japan Smaller Companies Equity Fund

	Class A Shares		Class I Shares	Class S Shares
Sales Charge (Load)	Percentage	Percentage	No front-end sales charge.	No front-end sales charge.
Amount of Purchase	of Offering	of
	Price *	Investment
Less than $50,000	5.00%	5.26%
$50,000 but less
than $100,000	4.50%	4.71%
$100,000 but less
than $250,000	3.75%	3.90%
$250,000 but less
than $500,000	2.50%	2.56%
$500,000 but less
than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Servicing Fee	Subject to shareholder servicing fees of up to 0.25% annual of the Fund’s total average daily net assets attributable to Class A Shares.		No Servicing Fees.	No Servicing Fees.

Fund Expenses	Higher annual expenses than Class I Shares and Class S Shares.		Lower annual expenses than Class A Shares. Higher annual expenses than Class S Shares.	Lower annual expenses than Class A and Class I Shares.

* The offering price of Class A Shares includes the front-end sales load.

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Shareholder Information

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

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Distribution Arrangements/Sales Charges
continued

You should note in particular that, if the Funds’ transfer agent is properly notified, as described in “Right of Accumulation” and “Combination Privilege” below, the “Amount of Purchase” in the above chart will be deemed to include all Class A Shares of the HSBC Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

●

Letter of Intent. You inform a Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

●

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

●

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% or 4.25%, as applicable, will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

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Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

●	Shares purchased by investment representatives through fee-based investment products or accounts.
●	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.
●	Proceeds from redemptions of Class B Shares of any of the HSBC Funds within 60 days after redemption.
●	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.
●

Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds.

●	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.
●	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.
●	Shares purchased by tax-qualified employee benefit plans.
●

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Servicing Fees

The Funds (except the HSBC Asia ex-Japan Smaller Companies Equity Fund) have adopted a Distribution (“12b-1”) Plan for the Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds, including performing certain shareholder account, administrative and service functions.

The 12b-1 and shareholder servicing fees vary by share class as follows:

●

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of a Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

●	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds.
●	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.
●	There are no Rule 12b-1 distribution and shareholder servicing fees paid from the Funds for Class I shares or Class S Shares.

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Class I Shares and Class S Shares

There is no sales charge on purchases of Class I Shares or Class S Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Funds, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

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Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

●	Your name and telephone number
●	The exact name on your account and account number
●	Taxpayer identification number (usually your social security number)
●	Dollar value or number of shares to be exchanged
●	The name of the Fund from which the exchange is to be made
●	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold Class D Shares. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports, as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

90

Shareholder Information

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

       HSBC Securities (USA) Inc.
       P.O. Box 4217
       Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with a Fund, please mail your request to the address below:

       HSBC Funds
       PO Box 182845
       Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends are higher for Class I Shares and Class S Shares than for Class A Shares because Class I Shares and Class S Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Funds.

●	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
●	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.
●	Dividends on all Funds except the Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund are paid monthly. Dividends on the Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund are paid annually. Net capital gains, if any, for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends and distributions will be automatically invested in additional shares of a Fund.
●	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.
●	Subject to certain limitations, qualifying dividends on corporate stock that are designated as qualified dividend income are eligible for a reduced maximum rate to individuals of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

91

Shareholder Information

●	Any portion of a Fund’s dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when a Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.
●	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
●	Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.
●	There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.
●	Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacements pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.
●	The Internal Revenue Code requires the Funds to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Funds will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Funds will use the average cost method with respect to that shareholder.
●	Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that Fund. If that Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to holding period and certain other limitations) as a foreign tax credit against federal income tax (but not both). A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax if it makes this election.
●	Information regarding the federal tax status of distributions made by a Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

92

Shareholder Information

●	If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”
●	As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due.
●	Any amounts withheld may be credited against your U.S. federal income tax liability.
●	Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the effective date of the relevant exemption is extended to later taxable years). A Fund has the option of not accepting purchase orders from non-U.S. investors.
●	If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.
●	There is a penalty on certain pre-retirement distributions from retirement accounts.
●	Effective July 1, 2014, a Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds and certain capital gains dividends, made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

93

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with each Fund’s financial statements, are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

HSBC EMERGING MARKETS DEBT FUND

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)	Portfolio Turnover (a)(c)
CLASS A SHARES
Period Ended October 31, 2011(d)	$10.00	$0.25	$0.25	$0.50	$(0.27)	$—	$(0.27)	$10.23	5.02%	$355	1.20%	4.81%	1.38%	10%
Year Ended October 31, 2012	10.23	0.47	1.21	1.68	(0.49)	—	(0.49)	11.42	16.90%	482	1.20%	4.32%	1.55%	54%
Year Ended October 31, 2013	11.42	0.43	(0.74)	(0.31)	(0.47)	(0.22)	(0.69)	10.42	(2.84)%	1,042	1.20%	3.92%	1.48%	53%
Year Ended October 31, 2014	10.42	0.37	0.13	0.50	(0.39)	(0.16)	(0.55)	10.37	5.07%	1,195	1.20%	3.59%	1.51%	51%
CLASS I SHARES
Period Ended October 31, 2011(d)	10.00	0.29	0.24	0.53	(0.28)	—	(0.28)	10.25	5.34%	34,257	0.85%	5.07%	1.12%	10%
Year Ended October 31, 2012	10.25	0.51	1.20	1.71	(0.52)	—	(0.52)	11.44	17.19%	39,751	0.85%	4.68%	1.28%	54%
Year Ended October 31, 2013	11.44	0.45	(0.72)	(0.27)	(0.51)	(0.22)	(0.73)	10.44	(2.52)%	41,027	0.85%	4.19%	1.13%	53%
Year Ended October 31, 2014	10.44	0.41	0.13	0.54	(0.43)	(0.16)	(0.59)	10.39	5.43%	40,839	0.85%	3.99%	1.16%	51%
CLASS S SHARES
Period Ended October 31, 2011(d)	10.00	0.30	0.23	0.53	(0.28)	—	(0.28)	10.25	5.39%	105	0.75%	5.14%	1.02%	10%
Year Ended October 31, 2012	10.25	0.52	1.20	1.72	(0.53)	—	(0.53)	11.44	17.30%	124	0.75%	4.78%	1.18%	54%
Year Ended October 31, 2013	11.44	0.47	(0.73)	(0.26)	(0.52)	(0.22)	(0.74)	10.44	(2.42)%	121	0.75%	4.29%	1.03%	53%
Year Ended October 31, 2014	10.44	0.42	0.14	0.56	(0.44)	(0.16)	(0.60)	10.40	5.64%	127	0.75%	4.09%	1.06%	51%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Commencement of operations on April 7, 2011.
Amounts designated as “-“ are $0 or have been rounded to $0.

94

Financial Highlights

HSBC EMERGING MARKETS LOCAL DEBT FUND

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Tax Return of Capital	Total Dividends	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)	Portfolio Turnover (a)(c)
CLASS A SHARES
Period Ended October 31, 2011(d)	$10.00	$0.12		$(0.46)	$(0.34)	$(0.09)	$—	$(0.03)	$(0.12)	$9.54	(3.43)%	$1,807	1.20%	2.29%	1.66%	66%
Year Ended October 31, 2012	9.54	0.21		0.21	0.42	(0.10)	—	—	(0.10)	9.86	4.47%	2,053	1.20%	2.13%	1.94%	43%
Year Ended October 31, 2013	9.86	0.24	(e)	(0.69)	(0.45)	(0.19)	(0.05)	(0.02)	(0.26)	9.15	(4.60)%	1,366	1.20%	2.49%	1.69%	86%
Year Ended October 31, 2014	9.15	0.36	(e)	(0.54)	(0.18)	—	—	(0.36)	(0.36)	8.61	(1.91)%	291	1.20%	4.08%	1.79%	199%	(f)
CLASS I SHARES
Period Ended October 31, 2011(d)	10.00	0.13		(0.45)	(0.32)	(0.10)	—	(0.03)	(0.13)	9.55	(3.21)%	24,086	0.85%	2.46%	1.32%	66%
Year Ended October 31, 2012	9.55	0.24		0.21	0.45	(0.13)	—	—	(0.13)	9.87	4.80%	30,602	0.85%	2.47%	1.62%	43%
Year Ended October 31, 2013	9.87	0.28	(e)	(0.70)	(0.42)	(0.22)	(0.05)	(0.02)	(0.29)	9.16	(4.25)%	29,493	0.85%	2.87%	1.34%	86%
Year Ended October 31, 2014	9.16	0.44	(e)	(0.59)	(0.15)	(0.04)	—	(0.36)	(0.40)	8.61	(1.55)%	40,581	0.85%	5.01%	1.45%	199%	(f)
CLASS S SHARES
Period Ended October 31, 2011(d)	10.00	0.14		(0.45)	(0.31)	(0.11)	—	(0.03)	(0.14)	9.55	(3.16)%	97	0.75%	2.58%	1.22%	66%
Year Ended October 31, 2012	9.55	0.25		0.21	0.46	(0.14)	—	—	(0.14)	9.87	4.89%	102	0.75%	2.59%	1.51%	43%
Year Ended October 31, 2013	9.87	0.29	(e)	(0.70)	(0.41)	(0.23)	(0.05)	(0.02)	(0.30)	9.16	(4.16)%	97	0.75%	2.97%	1.24%	86%
Year Ended October 31, 2014	9.16	0.44	(e)	(0.58)	(0.14)	(0.05)	—	(0.36)	(0.41)	8.61	(1.46)%	96	0.75%	5.05%	1.34%	199%	(f)

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Commencement of operations on April 7, 2011.
(e)	Calculated based on average shares outstanding.
(f)	The amount and timing of purchases and sales of fund shares during the period contributed to a higher portfolio turnover rate for the year ended October 31, 2014 as compared to prior years.
Amounts designated as “-“ are $0 or have been rounded to $0.

95

Financial Highlights

HSBC TOTAL RETURN FUND

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Period Ended October 31, 2012(e)	$10.00	$0.03	$0.33	$0.36	$(0.04)	$—	$(0.04)	$10.32	3.62%	$256	1.60%	0.56%	1.61%	83%
Year Ended October 31, 2013	10.32	0.10	(0.21)	(0.11)	(0.05)	(0.03)	(0.08)	10.13	(1.06)%	268	1.47%	0.94%	1.47%	64%
Year Ended October 31, 2014	10.13	0.04	0.41	0.45	(0.18)	(0.04)	(0.22)	10.36	4.50%	406	1.52%	0.44%	1.52%	77%
CLASS I SHARES
Period Ended October 31, 2012(e)	10.00	0.07	0.31	0.38	(0.05)	—	(0.05)	10.33	3.82%	348,443	1.18%	1.08%	1.18%	83%
Year Ended October 31, 2013	10.33	0.13	(0.20)	(0.07)	(0.08)	(0.03)	(0.11)	10.15	(0.66)%	642,545	1.18%	1.33%	1.18%	64%
Year Ended October 31, 2014	10.15	0.08	0.40	0.48	(0.21)	(0.04)	(0.25)	10.38	4.85%	1,025,926	1.17%	0.77%	1.17%	77%
CLASS S SHARES
Period Ended October 31, 2012(e)	10.00	0.05	0.34	0.39	(0.06)	—	(0.06)	10.33	3.87%	104	1.15%	0.91%	1.48%	83%
Year Ended October 31, 2013	10.33	0.18	(0.24)	(0.06)	(0.09)	(0.03)	(0.12)	10.15	(0.57)%	24,758	1.12%	1.80%	1.12%	64%
Year Ended October 31, 2014	10.15	0.10	0.39	0.49	(0.22)	(0.04)	(0.26)	10.38	4.94%	25,994	1.07%	0.95%	1.07%	77%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on March 30, 2012.
Amounts designated as “-“ are $0 or have been rounded to $0.

96

Financial Highlights

HSBC RMB FIXED INCOME FUND

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)	Portfolio Turnover (a)(c)
CLASS A SHARES
Period Ended October 31, 2012(d)	$10.00	$0.10	(e)	$0.22	$0.32	$(0.08)	$—	$(0.08)	$10.24	3.24%	$1,530	1.45%	2.54%	3.26%	—%
Year Ended October 31, 2013	10.24	0.31		0.29	0.60	(0.32)	—	(0.32)	10.52	5.96%	2,959	1.45%	2.97%	2.50%	—%
Year Ended October 31, 2014	10.52	0.32		(0.16)	0.16	(0.37)	—	(0.37)	10.31	1.54%	2,691	1.45%	3.10%	2.29%	54%	(f)
CLASS I SHARES
Period Ended October 31, 2012(d)	10.00	0.10	(e)	0.24	0.34	(0.09)	—	(0.09)	10.25	3.40%	10,134	1.10%	2.43%	2.26%	—%
Year Ended October 31, 2013	10.25	0.34		0.30	0.64	(0.36)	—	(0.36)	10.53	6.31%	10,856	1.10%	3.30%	2.09%	—%
Year Ended October 31, 2014	10.53	0.36		(0.17)	0.19	(0.40)	—	(0.40)	10.32	1.89%	10,975	1.10%	3.45%	1.95%	54%	(f)
CLASS S SHARES
Period Ended October 31, 2012(d)	10.00	0.10	(e)	0.24	0.34	(0.09)	—	(0.09)	10.25	3.44%	103	1.00%	2.53%	2.16%	—%
Year Ended October 31, 2013	10.25	0.35		0.30	0.65	(0.37)	—	(0.37)	10.53	6.41%	110	1.00%	3.40%	1.99%	—%
Year Ended October 31, 2014	10.53	0.37		(0.17)	0.20	(0.41)	—	(0.41)	10.32	2.00%	112	1.00%	3.55%	1.85%	54%	(f)

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Commencement of operations on June 8, 2012.
(e)	Calculated based on average shares outstanding.
(f)	The portfolio turnover rate significantly increased due to there being both sales and purchases of long-term securities during the year.
Amounts designated as “-“ are $0 or have been rounded to $0.

97

Financial Highlights

HSBC FRONTIER MARKETS FUND

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)	Portfolio Turnover (a)(c)
CLASS A SHARES
Period Ended October 31, 2011(d)	$10.00	$—		$(0.34)	$(0.34)	$—	$—	$—	$9.66	(3.40)%	$97	2.30%	(0.26)%	2.57%	6%
Year Ended October 31, 2012	9.66	0.16	(e)	1.12	1.28	(0.01)	—	(0.01)	10.93	13.27%	1,409	2.20%	1.51%	3.79%	26%
Year Ended October 31, 2013	10.93	0.08	(e)	2.45	2.53	(0.40)	—	(0.40)	13.06	23.85%	18,342	2.20%	0.60%	2.69%	44%
Year Ended October 31, 2014	13.06	0.20	(e)	2.14	2.34	(0.05)	(0.40)	(0.45)	14.95	18.38%	44,837	2.20%	1.38%	2.24%	64%
CLASS I SHARES
Period Ended October 31, 2011(d)	10.00	—		(0.33)	(0.33)	—	—	—	9.67	(3.30)%	14,407	1.96%	0.09%	2.23%	6%
Year Ended October 31, 2012	9.67	0.29	(e)	1.03	1.32	(0.02)	—	(0.02)	10.97	13.68%	16,375	1.85%	2.83%	2.79%	26%
Year Ended October 31, 2013	10.97	0.15	(e)	2.43	2.58	(0.40)	—	(0.40)	13.15	24.25%	70,273	1.85%	1.20%	2.38%	44%
Year Ended October 31, 2014	13.15	0.23	(e)	2.17	2.40	(0.07)	(0.40)	(0.47)	15.08	18.77%	173,616	1.85%	1.57%	1.90%	64%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Commencement of operations on September 6, 2011.
(e)	Calculated based on average shares outstanding.
Amounts designated as “-“ are $0 or have been rounded to $0.

98

For more information about the Funds, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Funds at:

HSBC Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

●	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.
●	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782.

HSB-PU-EM 0315

HSBC Global Asset Management (USA) Inc.

HSBC Funds Prospectus

February 27, 2015

Ticker Symbols

	Class A	Class I
HSBC BRIC Equity Fund	HBEAX	HBEIX

HSBC China Equity Fund	HIICX	HICIX

HSBC India Equity Fund	HIIAX	HIIIX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED

THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT

INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION

OR ANY OTHER GOVERNMENT AGENCY.

Summary Section

This section summarizes each Fund’s investment objectives, strategies, fees, and risks, and provides other information about your account.	3	HSBC BRIC Equity Fund
	9	HSBC China Equity Fund
	15	HSBC India Equity Fund
Additional Information About the Funds’ Investment Strategies and Risks
This section provides additional details about the Funds’ investment strategies and risks.	21	More About Risks and Investment Strategies
	24	Principal Investment Risks
	30	Additional Risks
	33	Who May Want to Invest?
	33	More Information About Fund Investments
	34	Portfolio Holdings

Fund Management
Review this section for details on the people and organizations who provide services to the Funds.	34	The Investment Adviser and Subadvisers
	35	Portfolio Managers
	36	The Distributor, Administrator and Sub-Administrator

Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges, and payments of dividends and distributions.	36	Pricing of Fund Shares
	37	Purchasing and Adding to Your Shares
	42	Selling Your Shares
	46	Distribution Arrangements/Sales Charges
	49	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
	50	Exchanging Your Shares
	51	Delivery of Shareholder Documents
	51	Dividends, Distributions and Taxes

Review this section for details on selected financial statements of the Funds.	54	Financial Highlights

HSBC BRIC Equity Fund	Summary Section

Class A and Class I Shares

Investment Objective

The investment objective of the HSBC BRIC Equity Fund (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 47 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.20%	1.20%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses(1)	1.21%	1.21%
Total Other Expenses	1.46%	1.21%
Acquired Fund Fees and Expenses (2)	0.07%	0.07%
Total Annual Fund Operating Expenses	2.73%	2.48%
Fee waiver and/or Expense Reimbursement(3)	0.66%	0.66%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%	1.82%

(1)   Based on estimated amounts for the current fiscal year.

(2)   Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies including exchange-traded funds (referred to as “Acquired Funds”).

(3)   HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement

3

shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$700	$1,246
Class I Shares	$185	$710

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies that are economically tied to Brazil, Russia, India and the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”) (“BRIC countries”). A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country or has a majority (i.e., greater than 50%) of its assets in the country (“BRIC Issuers”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap issuers, and may invest directly in securities of BRIC Issuers listed on a major stock exchange or other registered market in the BRIC countries that have been established and approved by the applicable regulating authorities. The Fund may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. The Fund’s investments will generally be spread among a number of industries.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps. The Fund may invest in a broad range of equity securities of foreign countries and in exchange traded funds (“ETFs”), floating and variable rate instruments, cash and cash equivalents. The Fund may also engage in repurchase transactions. In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

4

Sinopia Asset Management (“Sinopia” or “Subadviser”) serves as the Fund’s subadviser. The Subadviser, using a proprietary quantitative model, will allocate the Fund’s assets among the BRIC countries and may over or under allocate in particular countries as it considers appropriate. The quantitative model seeks to capture market inefficiencies by using complex mathematical and statistical models. The Subadviser then selects securities based on its review of the securities earnings per share forecasts which take into consideration changes in average forecasted earnings and the dispersion of earnings forecasts.

With regard to its investments in China, the Fund intends to invest only in China H-Shares and Red Chip Companies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risk of investing in equity securities also include

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to

5

interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment. All of the BRIC countries are considered emerging market countries.

•	Brazil Risk: The Fund’s investments in securities of companies that are economically tied to Brazil may be adversely impacted by local economic and political conditions, as well as changes in Brazilian government policy. Investing in securities of such companies involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, high rates of inflation, greater price volatility and illiquid markets.

•	Russia Risk: The Fund’s investments in securities of companies that are economically tied to Russia may be adversely impacted by local economic and political conditions, as well as changes in Russian government policy. Investing in securities of such companies involves special risks, including the risk that securities of Russian issuers will remain subject to a higher degree of volatility than the securities of issuers of more developed countries. The Russian economy lacks an effective banking system and is plagued by a deteriorating infrastructure and internal regional conflicts. The Russian economy also relies heavily on the production and export of a range of commodities and is strongly affected by international commodity prices and a weakening global demand for these products.

•	India Risk: The Fund’s investments in securities of companies that are economically tied to India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of such companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in securities of companies that are economically tied to India.

•	China Risk: As the Chinese government continues to liberalize its economy, investing in securities of companies that are economically tied to China involves special risks, including fluctuations in the rate of exchange between China’s currency (the Renminbi) and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

•	Concentrated Country Risk: The Fund’s performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to BRIC countries.

•	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•	Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the
6

markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The Fund’s use of financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps, which are types of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•	Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund’s performance.
7

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. Sinopia Asset Management is the Fund’s subadviser.

Portfolio Manager

Patrick Gautier, Vice President and Equity Fund Manager at Sinopia, will serve as manager of the Fund as of the date of its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum Initial Investment	Minimum Subsequent Investment
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular(non-retirement)	$10,000,000	$0

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

8

HSBC China Equity Fund	Summary Section

Class A and Class I Shares

Investment Objective

The investment objective of the HSBC China Equity Fund (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 46 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.20%	1.20%
Distribution (12b-1) Fee	0.00%	0.00%
Other expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses(1)	1.07%	1.07%
Total Other Expenses	1.32%	1.07%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee waiver and/or Expense Reimbursement(2)	0.52%	0.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	1.75%
(1)	Based on estimated amounts for the current fiscal year.

(2)	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory

9

Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$693	$1,198
Class I Shares	$178	$659

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”). A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China (“Chinese Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong” or the “Subadviser”) serves as the Fund’s subadviser. In selecting companies for investment, the Subadviser generally evaluates a company’s financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser uses a quantitative selection process which includes fundamental analysis, financial modeling and company visits.

10

With regard to its investments in China, the Fund intends to invest only in China B-Shares, China H-Shares, Red Chip Companies, P-Chip Companies and other companies that are economically tied to China and whose shares are listed on exchanges outside mainland China.

B-Shares are shares of companies listed on the Shanghai Stock Exchange or Shenzhen Stock Exchange and are quoted and traded in foreign currencies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. P-Chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risk of investing in equity securities also involve:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio
11

securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment. China is considered to be an emerging market country.

•	China Risk: As the Chinese government continues to liberalize its economy, investing in securities of companies that are economically tied to China involves special risks, including fluctuations in the rate of exchange between China’s currency (the Renminbi) and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

•	Concentrated Country Risk: The Fund’s performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to China.

•	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.
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•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•	Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund’s performance.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified’’ and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.’’ Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (Hong Kong) Limited is the Fund’s subadviser.

Portfolio Manager

Mandy Chan, Investment Director of Equities, HSBC Hong Kong, will serve as manager of the Fund as of the date of its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

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	Minimum Initial Investment	Minimum Subsequent Investment
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular(non-retirement)	$10,000,000	$0

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

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HSBC India Equity Fund                                                              Summary Section

Class A and Class I Shares

Investment Objective

The investment objective of the HSBC India Equity Fund (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 46 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.20%	1.20%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses(1)	1.05%	1.05%
Total Other Expenses	1.30%	1.05%
Total Annual Fund Operating Expenses	2.50%	2.25%
Fee waiver and/or Expense Reimbursement(2)	0.50%	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	1.75%
(1)	Based on estimated amounts for the current fiscal year.

(2)	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$693	$1,194
Class I Shares	$178	$655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India (“Indian Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe. The Fund may also invest in participatory notes linked to securities of Indian Issuers (“P-notes”). A P-note generally entitles its holder to a share in the income from the underlying security.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Singapore) Limited (“HSBC Singapore” or “Subadviser”) serves as the Fund’s subadviser. In selecting companies for investment, the Subadviser generally evaluates a company’s financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser combines a “top-down” macroeconomic analysis with “bottom-up” stock selection. The Subadviser may take into consideration factors such as, without limitation, earnings growth, interest rate sensitivity, management quality and liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

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Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risk of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment. India is considered to be an emerging market country.

•	India Risk: The Fund’s investments in securities of companies that are economically tied to India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of such companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater
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governmental involvement in the economy and other political factors are potential risks of investing in securities of companies that are economically tied to India.

•	Concentrated Country Risk: The Fund’s performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to India.

•	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to
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sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•	Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund’s performance.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified’’ and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.’’ Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (Singapore) Limited is the Fund’s subadviser.

Portfolio Manager

Sanjiv Duggal, Investment Director, a fund manager in the Asian equities team at HSBC Singapore, will serve as manager of the Fund as of the date of its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum Initial Investment	Minimum Subsequent Investment
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular(non-retirement)	$10,000,000	$0

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

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Additional Information About the Funds’ Investment Strategies and Risks

More About Risks and Investment Strategies

Each of the Funds is a series of the Trust. The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

Each Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. Such a change is not currently contemplated. For more information, see the SAI under “Investment Techniques—Investment Company Securities.”

Each Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser deems appropriate. Each Fund may also borrow money for temporary or emergency purposes. When a Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. A Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if a Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

HSBC BRIC Equity Fund

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to the BRIC countries, Brazil, Russia, India and China. A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country or has a majority (i.e., greater than 50%) of its assets in the country (“BRIC Issuers”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap BRIC Issuers. The Fund may invest directly in securities of BRIC Issuers listed on a major stock exchange or other registered market in the BRIC countries that have been established and approved by the applicable regulating authorities, or may invest more broadly in ADRs, EDRs and

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GDRs, where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. By investing in ADRs, EDRs, and GDRs, the Subadviser expects to mitigate some of the settlement risks associated with BRIC equity securities, although other risks (e.g. currency risk exposure) will remain. The Fund’s investments will generally be spread among a number of industries.

The Fund may invest in a broad range of equity securities of foreign countries, including debt securities, warrants or rights that can be converted into common stock. The Fund may also invest in ETFs, floating and variable rate instruments, cash and cash equivalents. The Fund may also engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps. The Fund intends to do so primarily for hedging purposes, or for cash management purposes, as a substitute to directly investing in foreign market securities, but may also do so to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

With regard to its investments in China, the Fund intends to invest only in China H-Shares and Red Chip Companies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange that trade in Hong Kong dollars. Companies issuing H-Shares must meet Hong Kong’s listing and disclosure requirements in order to be listed on the Hong Kong Stock Exchange. H-Shares may be traded by foreigners and domestic residents alike and are often a vehicle for extending a Chinese privatization to foreign investors. Chinese companies may list both A-Shares and H-Shares, but pricing may be inconsistent because they are not traded in the same currency and are not fungible.

Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. Shares of such companies are traded in Hong Kong dollars on the Hong Kong Stock Exchange. While Red Chip Companies are incorporated outside mainland China, they typically have a majority of their business interest in mainland China. Shares of Red Chip Companies may be traded by foreigners and domestic residents alike.

The Subadviser, using a proprietary quantitative model, will allocate the Fund’s assets among the BRIC countries and may over or underallocate in particular countries as it considers appropriate. The quantitative model seeks to capture market inefficiencies by using complex mathematical and statistical models. By assigning a wide range of variables (e.g., long term yield and earnings growth), the models generate an expected return by country and for the region (BRIC). Then an allocation is determined in taking into account the risks associated to each of these opportunities. The Subadviser then selects securities based on its review of the securities earnings per share forecasts which take into consideration changes in average forecasted earnings and the dispersion of earnings forecasts. The Subadviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities. The Fund seeks to outperform the MSCI BRIC Equity (Cap Weighted) Index.

HSBC China Equity Fund

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to China. A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China (“Chinese Issuer”).

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The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in ADRs, EDRs and GDRs, where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe. By investing in ADRs, EDRs, and GDRs, the Subadviser expects to mitigate some of the settlement risks associated with Chinese equity securities, although other risks, e.g. currency risk exposure, will remain. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities, “when-issued” securities, and swaps. The Fund intends to do so primarily for hedging purposes or for cash management purposes, as an alternative to directly investing in foreign market securities, but may also do so to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives. The Fund may invest in mortgage- and asset-backed securities. The Fund may also invest in a broad range of equity securities of foreign countries, including debt securities, warrants or rights that can be converted into common stock, and may also invest in floating and variable rate instruments. The Fund may also engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

With regard to its investments in China, the Fund intends to invest only in China B-Shares, China H-Shares, Red Chip Companies, P-Chip Companies and other companies that are economically tied to China and whose shares are listed on exchanges outside mainland China.

B-Shares are shares of companies listed on the Shanghai Stock Exchange or Shenzhen Stock Exchange and are quoted and traded in foreign currencies (currently Hong Kong Dollars and U.S. Dollars). H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange that trade in Hong Kong dollars. Companies issuing H-Shares must meet Hong Kong’s listing and disclosure requirements in order to be listed on the Hong Kong Stock Exchange. H-Shares may be traded by foreigners and domestic residents alike and are often a vehicle for extending a Chinese privatization to foreign investors. Chinese companies may list both A-Shares and H-Shares, but pricing may be inconsistent because they are not traded in the same currency and are not fungible.

Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. Shares of such companies are traded in Hong Kong dollars on the Hong Kong Stock Exchange. While Red Chip Companies are incorporated outside mainland China, they typically have a majority of their business interest in mainland China. Shares of Red Chip Companies may be traded by foreigners and domestic residents alike. P-Chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

In selecting companies for investment, the Subadviser generally evaluates a company’s financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser uses a quantitative selection process which includes fundamental analysis, financial modeling and company visits. The Subadviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

HSBC India Equity Fund

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to

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India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India (“Indian Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in ADRs, EDRs and GDRs, where underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe. By investing in ADRs, EDRs, and GDRs, the Subadviser expects to mitigate some of the settlement risks associated with Indian equity securities, although other risks (e.g. currency risk exposure) will remain. The Fund may also invest in participatory notes linked to securities of Indian Issuers (“P-notes”). A P-note generally entitles its holder to a share in the income from the underlying security. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities, “when-issued” securities, and swaps. The Fund intends to do so primarily for hedging purposes or for cash management purposes, as a substitute for directly investing in foreign market securities, but may also do so to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives. The Fund may invest in mortgage- and asset-backed securities. The Fund may also invest in a broad range of equity securities of foreign countries, including debt securities, warrants or rights that can be converted into common stock, and may also invest in floating and variable rate instruments. The Fund may also engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

In selecting companies for investment, the Subadviser generally evaluates a company’s financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser combines a “top-down” macroeconomic analysis with “bottom-up” stock selection. The Subadviser may take into consideration factors such as, without limitation, earnings growth, interest rate sensitivity, management quality and liquidity. The Subadviser may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

Principal Investment Risks

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that a Fund may use. The Funds’ SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

Each of the Funds is subject to one or more of the following risks:

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such
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securities increases or decreases. Equity securities have greater price volatility than debt instruments.

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stocks of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small-capitalization companies may be newer or less established.

•	Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

•	Asia Risk: The Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more eographically diversified mutual fund. Increased social and political tension in some Asian countries, including long-running border and diplomatic disputes with neighboring countries or the international community, could cause economic and market instability throughout the region and significantly impact the value of your investment. Moreover, the economies of countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, reliance on a small number of industries or natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments. China’s governmental actions and the actions of other governments located in the region can also have a significant effect on the economic conditions in other Asian countries, which could adversely affect the value and liquidity of investments. Although the Chinese and other regional governments have recently begun to institute legal and economic reform policies, there can be no assurances that they will continue to pursue such policies or, if they do, that such policies will succeed. Political changes, social instability and adverse diplomatic developments in China (and the actions of other governments located in the region, including North Korea) could result in armed conflict and the imposition of additional government restrictions, including economic sanctions, expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers (or affiliates of issuers) of instruments in which the Fund may invest.

•	Market Risk: The value of a Fund’s investments may decline due to changing economic, political , social or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the

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broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a regional, national or global level. For instance, terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes could adversely affect a Fund’s investments in a foreign country. In addition, the lack of regulatory controls may expose a Fund to additional risks.

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. . To the extent a Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries, and rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase the funding costs of such issuers. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in instruments with exposure to emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices that could result in losses, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.”

•	Brazil Risk: The Fund’s investments in securities of companies that are economically tied to Brazil may be adversely impacted by local economic and political conditions, as well as changes in Brazilian government policy. Investing in securities of such companies involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, high rates of inflation, greater price volatility and
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illiquid markets. In addition, past episodes of default by the Brazilian government, governmental involvement in and influence on the private sector, the sustainability of the Real and other political factors are potential risks of investing in the Fund. Brazil’s economy is characterized by large and well-developed agricultural, mining, manufacturing and service sectors. An economic vulnerability is the government’s large debt in relation to Brazil’s small but growing export base.

•	Russia Risk: A Fund’s investments in securities of companies that are economically tied to Russia may be adversely impacted by local economic and political conditions, as well as changes in Russian government policy. Investing in securities of Russian companies involves special risks, including the risk that securities of Russian issuers will remain subject to a higher degree of volatility than the securities of issuers of more developed countries. The extent and pace of this transition remains uncertain. The Russian economy lacks an effective banking system and is plagued by a deteriorating infrastructure. Russia’s role and its reintegration into the global political economy are also unsettled, and internal regional conflicts continue to exist. The Russian economy also relies heavily on the production and export of a range of commodities including most industry metals, forestry products, oil and gas. Accordingly, the Russian economy is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Ownership of shares in Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that a Fund’s ownership rights could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

•	India Risk: A Fund’s investments in securities of companies that are economically tied to India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of such companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in securities of companies that are economically tied to India. Regulations in India prescribe rules for the transfer of Indian securities between foreign, domestic, Indian and non-Indian security holders. Such transfers may require the approval of either the Indian government or the Reserve Bank of India. Foreign institutional investors (“FII”) are required to register with the Securities and Exchange Board of India. The Adviser is a registered FII. FIIs must observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. The shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed a specified percentage of the issued share capital of any one company (subject to that company’s approval). A tax is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases may also be taxed. India imposes a tax on interest and on dividends.

•	China Risk: Investing in securities of companies that are economically tied to China involves special risks, including fluctuations in the rate of exchange between China’s currency (the Renminbi) and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China’s ability to
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develop and sustain a credible legal, regulatory, monetary, and socioeconomic system. Chinese Issuers may be subject to changes in regulations and tax policies going forward as China has been engaged in economic and financial market liberalization. A Fund’s investments in securities of certain Chinese Issuers may be subject to large fluctuations over short periods of time, and governmental involvement in and influence on the private sector may also impact the Fund as the Chinese government continues to liberalize its economy and regulatory system.

•	Concentrated Country Risk: Due to the focus of a Fund’s investments in instruments having exposure to one or all of the BRIC Issuers, the Fund’s performance is likely to be more volatile than the performance of other more geographically diversified funds, even those that invest in emerging markets. In addition, a Fund’s performance is expected to be closely tied to social, political and economic conditions within the BRIC Country or Countries in which it invests.

•	Depositary Receipt Risk: A Fund’s investments may take the form of sponsored and unsponsored depositary receipts, which include ADRs, GDRs and EDRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts involve many of the same risks of investing directly in foreign securities, including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. Depositary receipts also involve risks not experienced when investing directly in the equity securities of an issuer.

Depositary receipts also involve risks not experienced when investing directly in the equity securities of an issuer. ADRs may be less liquid than the underlying shares in their primary foreign trading market. Investment restrictions in certain countries also may adversely affect the value of ADRs because such restrictions may limit the ability to convert foreign equity securities into ADRs and vice versa. Such restrictions may cause the equity securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. Additionally, to the extent the value of a depositary receipt held by a Fund fails to track that of the underlying security, the use of the depositary receipt may result in tracking error in such Fund.

•	Exchange-Traded Fund Risk: Investments in ETFs are generally intended to assist a Fund track the return of the particular market segments or indices that are represented by the ETFs. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly. In addition, an ETF may fail to accurately track the market segment or index that underlies its
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investment objective, and is subject to the risk that the market price of the ETF’s shares may trade at a premium or a discount to their net asset value; an active trading market for an ETF’s shares may not develop or be maintained; and there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The term “derivatives” covers a broad range of investments, including swap, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Adviser uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of the Adviser’s or Subadviser’s derivatives strategies will also be affected by the ability of the Adviser or Subadviser, as applicable, to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

•	Counterparty Risk: When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligation. For example, in a repurchase agreement, in which a Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller may not repurchase the security.

•	Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, the use of reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. This is because leverage tends to increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

•	Repurchase Agreements: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase
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agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Such instruments are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•	Portfolio Turnover Risk: Each Fund is actively managed and, in some cases, a Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect a Fund’s performance.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The HSBC China Equity Fund and HSBC India Equity Fund are “non-diversified” and may invest a greater percentage of their assets in the securities of a single issuer than a fund that is “diversified.’’ Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact a Fund to a greater degree than if the Fund were more broadly diversified. Similarly, a Fund may be more sensitive to adverse economic, business, regulatory or political developments because it invests a substantial portion of its assets in issuers located in or with exposure to the same country or region.

Additional Risks

Generally, in addition to the principal investment risks described above, each Fund will be subject to one or more of the following additional risks:

•	Liquidity Risk: A Fund, may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to a lack of demand in the market for, or a reduction in the number or capacity of market participants making a market in, such investments. Additionally, a Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. A Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent the Fund from taking advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

•	Emerging Market Countries Tax Risk: Changes in the political climate in emerging market countries may result in significant shifts in taxation of foreign investors such as the Fund. These changes may result in changes to legislation, the interpretation of legislation, or the granting of the benefit of tax exemptions or international tax treaties to foreign investors. The effect of such changes can be retroactive and may (if they occur) negatively affect the Fund’s performance.

Proceeds from the sale of securities in some markets, or the receipt of any dividends or other income, may

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be or may become subject to tax, levies, duties or other fees or charges imposed by the authorities in that market. This may include taxes levied by withholding at source and/or specific taxes or charges on the Fund’s investments. Tax law and practice in certain markets in which the Fund currently invests or may invest in is not clearly established. It is possible that the current interpretation of tax law or understanding of practice might change, or that tax law might be changed with retroactive effect. It is possible that the Fund could become subject to additional taxation that is not anticipated either at the date of this prospectus or when investments are made, valued or disposed of.

In the event that new investments into the Fund may result in tax levies that significantly disadvantage the Fund’s existing shareholders, the Adviser, Subadviser and the Fund will consider what, if any, actions should be taken, including possibly closing the Fund to new investors.

Under Hong Kong tax law, funds resident outside of Hong Kong are exempted from Hong Kong profits tax provided certain conditions are met. It is intended that the affairs of the Fund will be conducted in accordance with the conditions for exemption from profits tax, however, the Fund can offer no guaranty that such exemption will be obtained in every instance.

•	Temporary Defensive Position Risk. A Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective during that period. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: A Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened give that interest rates are at, or near, historic lows, but will are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S.

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economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to debt instrument markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance. The liquidity levels of a Fund’s portfolio may also be affected.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Prepayment Risk: The risk that the principal amount of a fixed income instrument will be repaid prior to the instrument’s maturity date. When such repayment occurs, no additional interest will be paid on the instrument.

•	Extension Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

•	Swap Risk: The use of swap agreements, agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

•	When-Issued Securities Risk: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that security.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default

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rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, mortgage- and asset-backed securities may be difficult to value or become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics. If market interest rates increase substantially and a Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect a Fund’s net asset value. In addition, mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•	Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in the Funds if you are:

•	Seeking a long-term goal such as retirement

•	Looking to add a growth component from investments in equity securities of companies economically tied to emerging markets countries to your investment portfolio

•	Willing to accept higher risks of investing in the stock market, and specifically in a concentrated portfolio of emerging market investments, in exchange for potentially higher long-term returns

The Funds will not be appropriate for anyone:

•	Seeking monthly income

•	Pursuing a short-term goal or investing emergency reserves

•	Seeking safety of principal

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investment strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in

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this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser and Subadvisers

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract with the Trust (“Investment Advisory Agreement”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9billion in the HSBC Family of Funds.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Funds are currently utilizing the services of subadvisers that are affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of affiliated subadvisers. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

Sinopia Asset Management, HSBC Global Asset Management (Hong Kong) Limited and HSBC Global Asset Management (Singapore) Limited serve as the subadvisers to the Funds (collectively, the “Subadvisers”) as indicated below. The Subadvisers make the day-to-day investment decisions and continuously review, supervise and administer the Funds’ investment programs.

BRIC Equity Fund: Sinopia, an affiliate of the Adviser, serves as the investment subadviser of the Fund pursuant to an investment sub-advisory agreement (“Sub-Advisory Agreement”) with the Adviser. Sinopia makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. Sinopia is the specialist quantitative management arm of HSBC. Sinopia was founded in 1989 as part of Credit Commercial de France (now HSBC France), which was acquired by HSBC in 2001. Sinopia is located at Immeuble Ile de France – 4 place de la Pyramide-92800 Puteaux La Defense 9 in Paris, France. Sinopia is an international company headquartered in Paris with subsidiaries in Hong Kong and London.

China Equity Fund: HSBC Hong Kong, an affiliate of the Adviser, serves as the investment subadviser of the Fund pursuant to an investment sub-advisory agreement (“Sub-Advisory Agreement”) with the Adviser. HSBC Hong Kong makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. HSBC Hong Kong has been selected because of its experience and expertise in managing investments in China. HSBC Hong Kong is located at Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong.

India Equity Fund: HSBC Singapore, an affiliate of the Adviser, serves as the investment subadviser of the Fund pursuant to an investment sub-advisory agreement with the Adviser (“Sub-Advisory

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Agreement”). HSBC Singapore has been selected because of its experience and expertise in managing investments in India. HSBC Singapore is located at 21 Collyer Quay, #15-02 HSBC Building, Singapore 049320.

The Funds have not yet commenced operations at the date of this prospectus. For advisory and management services (including any sub-advisory services), each Fund, when it commences operations, will be obligated to pay a management fee at the annual rate of 1.20% of its respective average daily net assets.

From time to time, with the approval of the Funds’ Board of Trustees, the Adviser and the Subadvisers may change the allocation of the total investment advisory fee among themselves, but in no event would the total investment advisory fee be increased without shareholder approval.

Once each Fund commences operations, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and/or Sub-Advisory Agreements for that Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Managers

HSBC BRIC Equity Fund:

Patrick Gautier is a Vice President and Equity Fund Manager (International, Eurozone and Emerging Markets) at Sinopia. Patrick Gautier joined Sinopia’s trading team in 2000 and was responsible for international equities. In 2001, he joined the equity fund management team as an equity fund manager, in charge notably of the BRIC equity funds and the European earnings momentum strategy. Patrick holds a master’s degree in Banking-Finance-Risk management from the University Paris XIII.

HSBC China Equity:

Mandy Chan, CFA, Investment Director of Equities at HSBC Hong Kong, is responsible for the day-to-day portfolio management of the Fund. Ms. Chan joined the Subadviser in 2009 as Investment Director. Prior to joining the Subadviser, Ms. Chan worked for Fortis Investment Management (acquired by BNP Paribas Group) as Chief Investment Officer for Greater China equities and was responsible for managing various mainland China and Hong Kong investment from 2004 - 2009. Before that, she was a Senior Investment Analyst at Pacific Century Insurance Investment Management Limited managing absolute return products. Ms. Chan has 15 years of asset management experience and holds a Bachelor of Commerce degree in Finance from the University of British Columbia in Canada.

HSBC India Equity Fund:

Sanjiv Duggal, Investment Director and fund manager in the Asian equities team at HSBC Singapore, has been working in the industry since 1994. Prior to joining HSBC Singapore in 2006, Sanjiv worked for Hill Samuel Group initially as an internal audit and latterly as an emerging markets fund manager. He is a fully qualified chartered accountant.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and ownership of securities in the Funds they manage is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

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The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Funds’ administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Funds’ operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund, and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P., a member of the Financial Industry Regulatory Authority (“FINRA”), serves as the distributor (the “Distributor”) of each Fund’s shares.

The SAI has more detailed information about the Adviser, Subadvisers, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of a Fund’s investments and other assets attributable to a class less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Futures contracts purchased and held by a Fund are generally valued at the last sale price prior to the time the Fund determines its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by such Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open.

The Exchange is generally not open, and the Funds do not price their shares, on most U.S. national holidays and on Good Friday. The value of securities traded in markets outside the United States or

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denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, a Fund’s NAV may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, a Fund’s NAV) may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by a Fund plus any applicable sales charge. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and may materially affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. A Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a fair value pricing service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board. . Forward currency contracts entered into by the Fund are covered by the Board-approved procedures

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of a Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

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Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which a Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which a Fund determines its NAV.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

Class A Shares*	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$ 25
Class I Shares**	$10,000,000	$0
*	Omnibus accounts are eligible to meet the Class A minimum at the Omnibus account level.

**	Class I shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

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By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing with your investment:

•	Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

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By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in a Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your Account Application.
•	Make sure you note:

o	Your bank name, address and account number
o	The amount you wish to invest automatically (minimum $25)
o	How often you want to invest (every month, 4 times a year, twice a year or once a year)
o	Attach a voided personal check.

To invest regularly from your paycheck or government check:

•	Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. A Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, a Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.
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You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, the Funds may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of the Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of the Funds’ portfolio holdings and the reflection of those changes in the Funds’ NAV (referred to as “time zone arbitrage”). These delays may occur because the Funds have significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before a Fund calculates its NAV. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time a Fund calculates its NAV. There is a possibility that time zone arbitrage may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

As a deterrent to excessive trading, many foreign securities held by a Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares—Fair Value Pricing Policies.”

It is the practice of the Funds to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Funds’ shares that is deemed inappropriate.  The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in its technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds have entered into agreements with financial intermediaries obligating them to provide, upon the Funds’ request, information regarding their customers and their customers’ transactions in shares of a Fund. However, there can be no guarantee that all market timing will be

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detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify its policies and procedures at any time without prior notice as the Funds deems necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

Unless you have declined telephone sales privileges, call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions.”)

By Mail or Overnight Service

See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

•	Your Fund and account number
•	Amount you wish to redeem
•	Address where your check should be sent
•	Account owner signature

2.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call. The Funds may charge a wire transfer fee. NOTE: Your financial institution may also charge a separate fee.

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Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.
•	Include a voided personal check.
•	Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Certain types of redemptions by Individual Retirement Accounts (“IRAs’’).

2.	Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

•	Your account address has changed within the last 14 calendar days;
•	The check is not being mailed to the address on your account;
•	The check is not being made payable to the owner of the account;
•	The redemption proceeds are being transferred to another Fund account with a different registration;
•	The redemption proceeds are being wired to bank instructions currently not on your account; or
•	Other unusual situations as determined by the Funds’ transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e., do not involve the sale, redemption or transfer of

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securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

• A change of Name;

• Add or change banking instructions;

• Add or change beneficiaries;

• Add or change authorized account traders;

• Add a Power of Attorney;

• Add or change a Trustee; or

• A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Funds attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated.

The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as

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a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate stat if no activity occurs in the account within the time period specified by state law.

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Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than the Class A Shares.

	Class A Shares		Class I Shares
Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge.
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1) and Service Fee	Subject to annual shareholder servicing fees of up to 0.25% annually of a Fund’s average daily net assets attributable to Class A Shares.		No Distribution or Service Fees.
Fund Expenses	Higher annual expenses than Class I Shares.		Lower annual expenses than Class A Shares.
* The offering price of Class A shares includes the front-end sales load.
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You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;
(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and
(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Funds’ transfer agent is properly notified under the “Right of Accumulation’’ and “Combination Privilege’’ described below, the “Amount of Purchase’’ in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under the age of 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,’’ all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

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•	Letter of Intent. You inform the Funds in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.
•	Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.
•	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.
•	Proceeds from redemptions of Class B Shares of any of the HSBC Funds within 60 days after redemption.
•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.
•	Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds..
•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.
•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.
•	Shares purchased by tax-qualified employee benefit plans.
•	Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds; retired Fund trustees;
48

dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted a Distribution (“12b-1’’) Plan for Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds including performing certain shareholder account, administrative and service functions.

•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.
•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds’ Class A Shares.
•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.
•	There are no Rule 12b-1 distribution and shareholder service fees paid from the Funds for Class I Shares.

Class I Shares

There is no sales charge on purchases of Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Funds, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

49

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Funds for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges’’). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund from which the exchange is to be made
•	The name of the Fund into which the exchange is being made

See “Selling Your Shares’’ for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

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Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc. P.O. Box 4217 Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with a Fund, please mail your request to the address below:

HSBC Funds PO Box 182845 Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

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Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Funds.

•   The Funds generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•   Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•   Dividends, if any, on the Funds are paid at least annually. Net capital gains, if any, for the Funds are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of the Funds.

•   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•    Dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If a Fund reports a dividend as a capital gain distribution (e.g., when a Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when a Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•   An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

•   Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Funds declare a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•   There may be tax consequences to you if you dispose of your shares in the Funds, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•   Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Funds may be disallowed under “wash sale’’ rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Funds. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•   Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign

52

corporations, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that Fund. If that Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to holding period and certain other limitations) as a foreign tax credit against federal income tax (but not both). A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax if it makes this election.

•   The Internal Revenue Code requires the Funds to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Funds will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Funds will use the average cost method with respect to that shareholder.

•   Information regarding the federal tax status of distributions made by the Funds will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•   If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.’’

•   As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•   Foreign shareholders may be subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the effective date of the relevant exemption is extended to later taxable years). A Fund has the option of not accepting purchase orders from non-U.S. investors.

•   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•   There is a penalty on certain pre-retirement distributions from retirement accounts.

•   Effective July 1, 2014, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption fees and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

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Financial Highlights

As of the fiscal year ended October 31, 2014, the Funds had not commenced operations. Therefore, there is no financial information available to report at this time.

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For more information about the Funds, the following documents are or will be available free upon request:

Annual/Semiannual Reports:

Once the Funds commence operations, their annual and semi-annual reports to shareholders will contain additional information on the Funds’ investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Funds at:

HSBC Funds
PO Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-555-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

HSB-PU-RTL 0215

55

HSBC Global Asset Management (USA) Inc.

February 27, 2015

HSBC Funds

Prospectus

	Class A	Class I
HSBC Emerging Markets Equity Fund	HSGAX	HSMIX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED

OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS

PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT

INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION

OR ANY OTHER GOVERNMENT AGENCY.

1

Summary Section
This section summarizes the Fund’s investment objectives, strategies, fees, and risks, and provides other information about your account.	3	HSBC Emerging Markets Equity Fund
Additional Information About the Fund’s Investment Strategies and Risks
This section provides additional details about the Fund’s investment strategies and risks.	9	More About Risks and Investment Strategies
	9	Principal Investment Risks
	13	Additional Risks
	16	Who May Want to Invest?
	16	More Information About Fund Investments
	16	Portfolio Holdings
Fund Management
Review this section for details on the people and organizations who provide services to the Fund.	16	The Investment Adviser and Subadviser
	19	Portfolio Manager
	17	The Distributor, Administrator and Sub-Administrator
Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges, and payments of dividends and distributions.	18	Pricing of Fund Shares
	19	Purchasing and Adding to Your Shares
	23	Selling Your Shares
	26	Distribution Arrangements/Sales Charges
	29	Distribution and Shareholder Servicing Arrangements— Revenue Sharing
	29	Exchanging Your Shares
	30	Delivery of Shareholder Documents
	32	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Fund.	33	Financial Highlights

2

HSBC Emerging Markets Equity Fund Summary Section

Class A and Class I Shares

Investment Objective

The investment objective of the HSBC Emerging Markets Equity Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 25 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None
Redemption/Exchange Fee (as a % of amount redeemed or exchanged, if applicable)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I

Management Fee	1.00%	1.00%
Distribution (12b-1) fee	0.00%	0.00%
Other expenses:
Shareholder servicing fee	0.25%	0.00%
Other operating expenses	1.65%	1.55%
Total Other Expenses(1)	1.90%	1.55%
Total Annual Fund Operating Expenses	2.90%	2.55%
Fee Waiver and/or Expense Reimbursement(2)	1.15%	1.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	1.50%

(1) Based on estimated amounts for the current fiscal year.
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(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.75% for Class A Shares and 1.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$669	$1,250
Class I Shares	$153	$693

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are economically tied to emerging markets. For purposes of this test, the Fund treats common stocks and other securities with equity characteristics as equity securities of emerging market countries, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. The Fund may use derivatives such as forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may invest in participatory notes, which are a type of derivative instrument that creates synthetic equity exposure to issuers, to gain access to markets where direct investing is not possible.

A security is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country's securities markets, or principally operates in the country, derives a significant percentage of its income from its operation within the country, or has a significant percentage of its assets in the country. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The term “emerging markets’’ includes any country: (i) having an “emerging stock market’’ as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank’’); (iii) listed in World Bank

4

publications as developing; or (iv) determined by HSBC Global Asset Management (UK) Limited, the Fund’s subadviser (“AMEU” or the “Subadviser”), to be an emerging market. Currently, emerging market countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. While there is no capitalization restriction, it is anticipated that the Fund will generally invest in larger, more established companies.

In selecting investments for purchase and sale, the Subadviser focuses on fundamental research and idea generation, emphasizing a fundamental ‘bottom-up’ evaluation of companies. The Subadviser’s assessment of whether an investment is fundamentally under or over valued by the market prompts a decision to buy, sell or sold. The Subadviser looks at a company’s long-term strategy and its competitiveness within its particular sector to identify companies that enjoy a strong cash flow and that show evidence of continued strong cash flow generation into the future. The Subadviser has a mid-to-long time horizon when selecting investments for the Fund and ultimately seeks to identify companies that offer compelling valuations and that can demonstrate solid and sustainable long-term strategies.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government

5

restrictions (e.g., sanctions) by the United States or other countrues; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and liquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation;the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may also invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks
6

associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

•	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (UK) Limited is the Fund’s subadviser.

Portfolio Manager

Nick Timberlake, Global Head of Emerging Markets and a Portfolio Manager at the Subadviser, has managed the Fund since its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares	$1,000,000	$0

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and

7

related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

8

Additional Information about the Fund’s Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of HSBC Funds (the “Trust”). The Fund’s investment objective and strategies are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the Fund’s investment objective or strategies, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the Fund’s investment objective will be achieved.

The Fund may invest up to 20% of its net assets in equity securities of issuers in countries that are not economically tied to emerging market countries. The Fund may invest up to 10% of its net assets in equity securities of companies in frontier market countries.

The Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser and/or Sub-adviser, as applicable, deems appropriate. Each Fund may also borrow money for temporary or emergency purposes. When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

The Fund is subject to one or more of the following principal risks:

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•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. The risks of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stock of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small capitalization companies may be newer or less established.

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

•	Asia Risk: The Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more eographically diversified mutual fund. Increased social and political tension in some Asian countries, including long-running border and diplomatic disputes with neighboring countries or the international community, could cause economic and market instability throughout the region and significantly impact the value of your investment. Moreover, the economies of countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, reliance on a small number of industries or natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments. China’s governmental actions and the actions of other governments located in the region can also have a significant effect on the economic conditions in other Asian countries, which could adversely affect the value and liquidity of investments. Although the Chinese and other regional governments have recently begun to institute legal and economic reform policies, there can be no assurances that they will continue to pursue such policies or, if they do, that such policies will succeed. Political changes, social instability and adverse diplomatic developments in China (and the actions of other governments located in the region, including North Korea) could result in armed conflict and the imposition of additional government restrictions, including economic sanctions, expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers (or affiliates of issuers) of instruments in which the Fund may invest.

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•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, the Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility and liquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in instruments with exposure to emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices that could result in losses, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.”

•	Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal, regulatory and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies are less correlated to global economic fluctuations than developed economies and have low trading volumes and the potential for extreme price volatility and illiquidity. The government of a frontier market country may exercise substantial influence over many aspects of the private sector, including by restricting foreign investment, which could have a significant effect on economic conditions in the country and the prices and yields of securities in the Fund’s portfolio.

Economies in frontier market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade. Brokerage commissions, custodial services and other costs relating to investment in frontier market countries generally are more expensive than those relating to investment in more developed markets. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of

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securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The term “derivatives” covers a broad range of investments, including swap, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Subadviser uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the Subadviser’s derivatives strategies will also be affected by the ability of the Subadviser to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when the Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligation. For example, in a repurchase agreement, in which the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller may not repurchase the security.

•	Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, the use of reverse repurchase agreements. The use of derivatives may also create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

•	Liquidity Risk: The Fund may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to lack of demand in the market for such investments. Additionally, the Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent the Fund from

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taking advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund was more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business, regulatory or political developments if it invests a substantial portion of its assets in issuers located in or with exposure to the same country or region.

•	Depositary Receipt Risk: The Fund’s investments may take the form of sponsored and unsponsored depositary receipts, which include global depositary receipts (“GDRs”) and European depositary receipts (“EDRs”). GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts involve many of the same risks of investing directly in foreign securities, including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. Depositary receipts also involve risks not experienced when investing directly in the equity securities of an issuer.

Depositary receipts also involve risks not experienced when investing directly in the equity securities of an issuer. ADRs may be less liquid than the underlying shares in their primary foreign trading market. Investment restrictions in certain countries also may adversely affect the value of ADRs because such restrictions may limit the ability to convert foreign equity securities into ADRs and vice versa. Such restrictions may cause the equity securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. Additionally, to the extent the value of a depositary receipt held by the Fund fails to track that of the underlying security, the use of the depositary receipt may result in tracking error in the Fund.

Additional Risks

•	In addition to the principal investment risks described above, the Fund will generally be subject to the following additional risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments

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may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser and/or subadviser, as applicable. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, geneal economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and a Fund’s investments.

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. A fund that invests in derivatives tied to debt instrument markets may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower a Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Emerging Market Countries Tax Risk: Changes in the political climate in emerging market market countries may result in significant shifts in taxation of foreign investors such as the Fund. These changes may result in changes to legislation, the interpretation of legislation, or the granting of the benefit of tax exemptions or international tax treaties to foreign investors. The effect of such changes can be retroactive and may (if they occur) negatively affect the Fund’s performance.

Proceeds from the sale of securities in some markets, or the receipt of any dividends or other income, may be or may become subject to tax, levies, duties or other fees or charges imposed by the authorities in that market. This may include taxes levied by withholding at source and/or specific taxes or charges on the Fund’s investments. Tax law and practice in certain markets in which the Fund currently invests or may invest in is not clearly established. It is possible that the current interpretation of tax law or understanding of practice might change, or that tax law might be changed with retroactive effect. It is possible that the Fund could become subject to additional taxation that is not anticipated either at the date of this prospectus or when investments are made, valued or disposed of.

In the event that new investments into the Fund may result in tax levies that significantly disadvantage the

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Fund’s existing shareholders, the Adviser, Subadviser and the Fund will consider what, if any, actions should be taken, including possibly closing the Fund to new investors.

Under Hong Kong tax law, funds resident outside of Hong Kong are exempted from Hong Kong profits tax provided certain conditions are met. It is intended that the affairs of the Fund will be conducted in accordance with the conditions for exemption from profits tax, however, the Fund can offer no guaranty that such exemption will be obtained in every instance.

•	Temporary Defensive Position Risk: The Fund may temporarily depart from its principal investment strategies for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective during that period. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.

•	Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. As a result, an investor may lose money.

•	Portfolio Turnover: The Fund is actively managed and, in some cases, the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect the Fund’s performance.

•	Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

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Who May Want To Invest?

Consider investing in the Fund if you are:

•	Investing for a long-term goal such as retirement (five year or longer investment horizon)
•	Looking to add exposure to emerging market countries to your portfolio
•	Willing to accept higher risks of investing in the volatile emerging market or frontier market country markets in exchange for potentially higher long term returns

The Fund will not be appropriate for anyone:

•	Seeking monthly income
•	Pursuing a short-term goal or investing emergency reserves
•	Who does not wish to bear the risks of a fund that invests primarily in foreign markets, particularly emerging markets
•	Seeking safety of principal

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, NA, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in the HSBC Family of Funds. The Adviser also provides certain operational support services to the Fund pursuant to a Support Services Agreement, but these fees are not charged to Class S Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund is currently using the services of a subadviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However, the

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exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

HSBC Global Asset Management (UK) Limited, 78 St. James Street, London, United Kingdom, SW1A 1EJ, a registered investment adviser and an affiliate of the Adviser, serves as the investment subadviser of the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. AMEU makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As of December 31, 2014, AMEU managed approximately $92.4 billion in assets.

The Fund has not yet commenced operations at the date of this prospectus. For advisory and management services (including any sub-advisory services), the Fund will be obligated to pay a management fee at the annual rate of 1.00% of its respective average daily net assets

Once the Fund commences operations, a discussion regarding the basis for the Board of Trustees’ approval of Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Managers

Nick Timberlake is the Global Head of Emerging Markets and a Portfolio Manager at AMEU. He joined the Subadviser on April 1, 2005 and is responsible for day-to-day portfolio management of the Fund. Prior to joining the Subadviser, Mr.Timberlake was a portfolio manager at F&C Asset Management, which he joined in 1991. He holds a Masters degree in Economics and Geography, with honors, from the University of Dundee (UK), is a member of the UK society of Investment Professionals and a qualified associate of the Institute of Investment Management and Research.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator’’), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Fund (the “Sub-Administrator’’). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services. Foreside Distribution Services, L.P., a member of the Financial Industry Regulatory Authority (“FINRA”), serves as the distributor (the “Distributor’’) of the Fund’s shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

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Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total market value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV	=	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days are less may be valued at amortized cost or on the basis of their market value. The Fund will invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

The Fund’s NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and on Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund or its agent, plus any applicable sales charge. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.’’

Fair Value Pricing Policies

The Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the

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Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board. Forward currency contracts are covered by the Board-approved procedures.

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or its authorized agent before you order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. The Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of the Fund and its shareholders to do so.

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	Minimum Initial Investment	Minimum Subsequent Investment
Class A Shares*
Regular (non-retirement)	$ 1,000	$100
Retirement (IRA)	$ 250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$1,000,000	$0

* Omnibus accounts are eligible to meet the Class A minimum at the Omnibus account level.

** Class I shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

2. Make your check payable to “HSBC Funds’’ and include the name of the Fund on the check.

3. Mail to: HSBC Funds, PO Box 182845,

Columbus, Ohio 43218-2845.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

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2. Include the following information in writing:

• Fund name

• Share class

• Amount invested

• Account name

• Account number

3. Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks.

Automatic investments can be as little as $25, once you have invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■ Your bank name, address and account number

■ The amount you wish to invest automatically (minimum $25)

■ How often you want to invest (every month, 4 times a year, twice a year or once a year)

■ Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

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Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, the Fund may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of the Fund may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of the Fund’s portfolio holdings and the reflection of those changes in the Fund’s NAV (referred to as “time zone arbitrage”). These delays may occur because the Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Fund calculates its NAV. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Fund calculates its NAV. There is a possibility that time zone arbitrage may dilute the value of

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the Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

To deter market timing and other excessive trading practices, the Fund imposes redemption fees on shares sold or exchanged within thirty days of purchase. Redemption fees are not charged on specified types of redemptions or exchanges that do not indicate market timing strategies or other excessive trading practices, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under “Selling Your Shares—Redemption Fee.”

As a further deterrent to excessive trading, many foreign securities held by the Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares—Fair Value Pricing Policies.”

It is the practice of the Fund to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Fund’s shares that is deemed inappropriate. The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the 1940 Act, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify their policies and procedures at any time without prior notice as the Fund deems necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis.

The minimum withdrawal is $50. To activate this feature:

• Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

• Include a voided personal check.

• Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

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Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1. Certain types of redemptions by Individual Retirement Accounts (“IRAs’’).

2.     Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

• Your account address has changed within the last 14 calendar days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Fund account with a different registration;

• The redemption proceeds are being wired to bank instructions currently not on your account; or

• Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

• A change of Name;

• Add or change banking instructions;

• Add or change beneficiaries;

• Add or change authorized account traders;

• Add a Power of Attorney;

• Add or change a Trustee; or

• A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

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The Fund attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption/Exchange Fee

The Fund will charge a redemption/exchange fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days, subject to certain exceptions and limitations as described below.

The redemption/exchange fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption/exchange fee applies, the shares that were held the longest will be redeemed/exchanged first.

The redemption/exchange fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption/exchange fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption/exchange fee is not technologically feasible. The redemption/exchange fee may also not apply to redemptions or exchanges that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated.

The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted; (ii) during periods in which, as a result of emergency, disposal, or

25

evaluation of the NAV of the portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution or service fees paid from the Fund for Class I Shares. As such, Class I Shares have lower annual expenses than Class A Shares.

	Class A Shares		Class I Shares
Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge.
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1) and Service Fee**	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares.		No Distribution or Service Fees.
Fund Expenses	Higher annual expenses than Class I Shares.		Lower annual expenses than Class A Shares.

* The offering price of Class A Shares includes the front-end sales load.

** Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

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You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;
(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and
(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s transfer agent is properly notified, as described in “Right of Accumulation’’ and “Combination Privilege’’ below, the “Amount of Purchase’’ in the above chart will be deemed to include all Class A Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,’’ all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to

27

invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.
•	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.
•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.
•	Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds.
•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.
•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.
•	Shares purchased by tax-qualified employee benefit plans.

•	Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com

Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted a Distribution (“12b-1’’) Plan for Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has also adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain

28

services to the shareholders of the Fund including performing certain shareholder account, administrative and service functions.

•	The 12b-1 fees and shareholder servicing fees vary by share class as follows:
•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.
•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.
•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares. There are no Rule 12b-1 distribution and shareholder servicing fees paid from the Fund for Class I Shares.

Class I Shares

There is no sales charge on purchases of Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges’’). Transaction fees are generally not charged for exchanges. You should note, however, that the Fund will charge a redemption/exchange fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption/exchange fee, see “Selling Your Shares – Redemption/Exchange Fee.”

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

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•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund from which the exchange is to be made
•	The name of the Fund into which the exchange is being made

See “Selling Your Shares’’ for important information about telephone transactions.

To prevent disruption in the management of the Fund due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.

P.O. Box 4217

Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds

PO Box 182845

Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

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The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

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Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class I Shares and Class S Shares than for Class A Shares because Class I Shares and Class S Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
•	Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.
•	Dividends on the Fund are paid monthly. Net capital gains, if any, are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of the Fund.
•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.
•	Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.
•	There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.
•	Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale’’ rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacements pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•	The Internal Revenue Code requires the Fund to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Fund will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder.

•	Information regarding the federal tax status of distributions made by the Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.
32

•	If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.’’
•	As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•	Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to report distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015.

•	If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax deferred account.
•	There is a penalty on certain pre-retirement distributions from retirement accounts.
•	The Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds, effective January 1, 2016, with respect to dividends and effective January 1, 2017, with respect to proceeds, made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Financial Highlights

As of the fiscal year ended October 31, 2014, the Fund had not commenced operations. Therefore, there is no financial information available to report at this time

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For more information about the Fund, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or by contacting the Fund at:

HSBC Funds

P.O. Box 182845

Columbus, Ohio 43218-2845

Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-555-8090 or 1-800-SEC-0330.
•	Free from the SEC’s Website at www.sec.gov.
34

Investment Company Act File No. 811-04782.

HSB-PU-XXX 0215

35

HSBC Global Asset Management (USA) Inc.

February 27, 2015

HSBC Funds

Prospectus

	Class A	Class I
Risk Managed Fund	Pending	Pending

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, NA AND

IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE

CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

1

Summary Section
This section summarizes the Fund’s investment objectives, strategies, fees, and risks, and provides other information about your account.	3	HSBC Risk Managed Fund
Additional Information About the Fund’s Investment Strategies and Risks
This section provides additional details about the Fund’s investment strategies and risks.	10	More About Risks and Investment Strategies
	10	Principal Investment Risks
	15	Additional Risks
	17	Who May Want to Invest?
	17	More Information About Fund Investments
	17	Portfolio Holdings
Fund Management
Review this section for details on the people and organizations who provide services to the Fund.	17	The Investment Adviser and Subadviser
	18	Portfolio Manager
	18	The Distributor, Administrator and Sub-Administrator
Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges, and payments of dividends and distributions.	19	Pricing of Fund Shares
	20	Purchasing and Adding to Your Shares
	24	Selling Your Shares
	28	Distribution Arrangements/Sales Charges
	31	Distribution and Shareholder Servicing Arrangements— Revenue Sharing
	31	Exchanging Your Shares
	32	Delivery of Shareholder Documents
	33	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Fund.	34	Financial Highlights

2

Risk Managed Fund Summary Section

Class A and Class I Shares

Investment Objective

The investment objective of the Risk Managed Fund (the “Fund”) is long-term growth of capital while managing downside risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 28 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I

Management Fee	1.00%	1.00%
Distribution (12b-1) fee	0.00%	0.00%
Other expenses:
Shareholder servicing fee	0.25%	0.00%
Other operating expenses(1)	0.70%	0.70%
Total Other Expenses	0.95%	0.70%
Total Annual Fund Operating Expenses	1.95%	1.70%

(1)	Based on estimated amounts for the current fiscal year.
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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$688	$1,082
Class I Shares	$173	$536

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in exchange traded index futures contracts or exchange traded funds (“ETFs”) in countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in U.S. Treasury bills.

The Fund seeks to maintain a minimum net asset value (“NAV”) of 75% of the Fund’s highest NAV (the “Active Targeted Minimum NAV”) as calculated at the close of the prior four calendar quarters (March 31, June 30, September 30 and December 31). At inception, the Fund will target a minimum NAV of 75% of the Fund’s initial NAV (“Initial Target”). As stated above, a targeted minimum NAV will be calculated at the end of each calendar quarter; the Active Targeted Minimum NAV is the highest of the target minimum NAVs calculated at the end of the four previous quarters. During the first 12 months of the life of the Fund, the initial targeted minimum NAV will be the Active Targeted Minimum NAV so long as it is higher than any targeted minimum NAV calculated at the end of the following calendar quarters.

The Active Targeted Minimum NAV is only a goal and there can be no assurance that it will be achieved. The Active Targeted Minimum NAV is not guaranteed or insured by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), HSBC Bank USA, NA or any other guarantor.

The Fund will actively allocate from 0 – 100% of its investments among exchange traded index futures contracts, ETFs and U.S. Treasury bills to maximize the Fund’s performance while seeking to maintain the Active Targeted Minimum NAV.

The Fund’s actual NAV could close below the Active Targeted Minimum NAV as a result of events or circumstances that include (but are not limited to) the following:

-	significantly adverse market conditions, including those conditions that are not consistent with the negative market scenarios utilized by the Adviser in determining the relative balance between equity exposure and fixed income securities exposure within the Fund’s investment portfolio;

-	market conditions affecting the execution or settlement of transactions or the value of assets;

-	a material decline in the securities markets coupled with material redemptions from the Fund that result in an overweighting of the Fund’s exposure to the equity markets that cannot be remedied through rebalancing in a timely fashion by the Adviser;

-	the failure of any relevant securities exchange or clearing house; or
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-	any act of terrorism or other external event that could reasonably be expected to have a material adverse effect on the performance or operation of global security markets.

In case the Fund’s NAV falls below the Active Targeted Minimum NAV, the Adviser will reduce the Fund’s equity exposure to zero until a targeted minimum NAV lower than the Fund’s NAV becomes the Active Targeted Minimum NAV. In such a circumstance, the Fund will not benefit from positive performance in the equity markets. There can be no assurance that the Fund’s NAV will remain above the Active Targeted Minimum NAV in effect as of a particular date. When, and if, an investor redeems shares of the Fund, the proceeds received may be less than the Active Targeted Minimum NAV.

The term “emerging markets” consists of all countries that are not developed nations and the nations/countries to which “emerging markets” refers will vary with the composition of the MSCI Emerging Markets Index. For the purposes of the foregoing, an exchange traded index futures contract or ETF that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund’s investments in exchange traded index futures contracts and ETFs are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country.

The Fund does not currently intend to invest directly in equity or foreign securities as part of its principal investment strategy. The Fund will purchase and sell exchange traded index futures contracts, which are derivative instruments, to meet its objective. The Fund may use forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may also use these derivative instruments when HSBC Global Asset Management (France), the subadviser to the Fund (“AMFR” or the “Subadviser”), believes that doing so will assist the Fund in achieving its investment objective.

The Subadviser will use a proprietary quantitative model to select instruments for purchase and sale. The Subadviser will allocate the Fund’s assets among a subset of countries listed in the MSCI Emerging Markets Index. The investment universe may include, but is not limited to, China, Brazil, South Korea, Taiwan, India, South Africa, Mexico, Turkey, Thailand, Poland and Malaysia. The allocation among selected countries generally will be, on average, proportionally reflective of the geographic composition of the MSCI Emerging Markets Index and may be frequently rebalanced. The level of exposure to equity markets will depend on market conditions and on the Subadviser’s expectations of future market conditions. The Subadviser will consider the Active Targeted Minimum NAV, expected short-term volatility analysis and proprietary equity market valuation signals to determine the Fund’s level of exposure to equity markets.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

5

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Equity Risk: The assets of the Fund may be allocated primarily to equity or equity-related instruments. While the Fund does not intend to invest directly in equity securities, it is exposed to risks associated with investments in equity securities through investments in exchange traded index futures contracts and ETFs. The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund may fluctuate drastically from day to day. The risks of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable to unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade. The issue or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•	Interest Rate Risk: The assets of the Fund may be 100% allocated to U.S. Treasury Bills. Fluctuations in interest rates may affect the yield and value of U.S. Treasury Bills. Generally, if interest rates rise, the value of the Fund’s investments in U.S. Treasury Bills may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

6

•	Exchange-Traded Fund Risk: The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

•	Foreign Securities Risk: While the Fund does not intend to invest directly in foreign securities, it is exposed to risks associated with investments in foreign securities through its investments in exchange traded index futures contracts and ETFs. Investments in foreign securities are generally riskier than investments in U.S. securities and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed, or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to the lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater affect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

•	Derivatives Risk: The Fund’s use of exchange traded index futures contracts, forward foreign currency exchange contracts and non-deliverable forwards, which are types of derivative instruments involves risks different from, or possibly greater than, the risks associated with, and may be more sensitive to market events than, investing directly in securities and other traditional instruments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that the use of a derivative may result in a loss or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to

7

the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

o	Exchange Traded Index Futures Risk: Additional risks associated with the use of exchange traded index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. The use of exchange traded index futures contracts may also create leverage.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole.

•	Liquidity Risk: The Fund, when seeking to maintain the Active Targeted Minimum NAV, may hold illiquid securities, by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or trade in lower volumes may be more difficult to value.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (France) is the Fund’s subadviser.

8

Portfolio Manager

Muriel Heitzmann, Managing Director and Head of Guaranteed and Structured Products at AMFR, will serve as the portfolio manager of the Fund as of the date of its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Class A Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares	$5,000,000	$0

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

9

Additional Information about the Fund’s Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of HSBC Funds (the “Trust”). The Fund’s investment objective and strategies are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the Fund’s investment objective or strategies, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the Fund’s investment objective will be achieved.

The Fund seeks to offer investors exposure to emerging market equity-related instruments and benefits from the long-term potential growth of such markets. The Fund is designed to provide a dynamic equity market exposure to global emerging market equities while seeking to limit risk during market downturns and seeking to maintain the Active Targeted Minimum NAV. AMFR will seek high equity exposure during bull markets and low equity exposure during bear markets.

The Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser deems appropriate. The Fund may also borrow money for temporary or emergency purposes. When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

The Fund is subject to one or more of the following principal risks:

•	Equity Risk: The assets of the Fund may be allocated primarily to equity or equity-related instruments. While the Fund does not intend to invest directly in equity securities, it is exposed to risks associated with investments in equity securities through investments in exchange traded index
10

futures contracts and ETFs. The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. The risks of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stock of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

•	Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor or perceived to be unable or unwilling to make make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Interest Rate Risk: The assets of the Fund may be 100% allocated to U.S. Treasury Bills. Fluctuations in interest rates may affect the yield and value of U.S. Treasury Bills. Generally, if interest rates rise, the value of the Fund’s investments in U.S. Treasury Bills may fall. When interest rates decline, as these securities mature or are sold the Fund may need to purchase new short-term securities with lower yields. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc. that the risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but will are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

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Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. The Fund that invests in derivatives tied to debt instrument markets may be more substantially exposed to these risks than the Fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower a Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced roker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, social, political or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, the Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a regional, national or global level. For instance, terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

•	Exchange Traded Fund Risk: Investments in ETFs are generally intended to assist the Fund in tracking the return of the particular market segments or indices that are represented by the ETFs. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly. In
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addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective, and is subject to the risk that the market price of the ETF’s shares may trade at a premium or a discount to their net asset value; an active trading market for an ETF’s shares may not develop or be maintained; and there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes could adversely affect the Fund’s investments in a foreign country. In addition, the lack of regulatory controls may expose the Fund to additional risks. While the Fund does not intend to invest directly in foreign securities, it is exposed to risks associated with investments in foreign securities through its investments in exchange traded index futures contracts and ETFs.

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. To the extent the Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

•	Emerging Markets Risk: While the Fund does not intend to invest directly in emerging markets, it is exposed to risks associated with investments in emerging markets through its investments in exchange traded index futures contracts and ETFs. Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility and liquidity, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market, such as economic sanctions, expropriation and nationalization. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries, and rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase the funding costs of such issuers. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in instruments with exposure to emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses.

•	Derivatives Risk: The term “derivatives” covers a broad range of investments, including swap, exchange traded index futures. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Subadviser uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the Subadviser’s derivatives strategies will also be affected by the ability of the Subadviser to assess and predict the impact of

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market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when the Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances.

o	Exchange Traded Index Futures Risk: The Fund’s investments may be 100% allocated to exchange traded index futures, which are a type of derivative. Additional risks associated with the intended use of exchange traded index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of no liquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. The use of exchange traded futures contracts may also create leverage.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligation. For example, in a repurchase agreement, in which the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller may not repurchase the security.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, the use of reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

•	Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. To the extent that exchange traded index futures contracts and ETFs that are economically tied to emerging market countries underperform the general stock market, the Fund may underperform funds that invest mainly in stocks. Buying or selling securities to adjust the Fund’s asset allocation will increase portfolio turnover and generate transaction costs. As a result, an investor may lose money.

•	Liquidity Risk: The Fund, when seeking to maintain the Active Targeted Minimum NAV, may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to a lack of demand in the market for, or a reduction in the number or capacity of market participants making a market in, such investments. Additionally, the Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or
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because of legal or contractual restrictions on sales. The Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent a Fund from taking advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

The decline in value of one security will impact the Fund to a greater degree than if the Fund was more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business, regulatory or political developments if it invests a substantial portion of its assets in exchange traded index futures contracts or exchange traded funds with exposure to the same country or region.

Additional Risks

Generally, the Fund will be subject to one or more of the following additional risks

•	Temporary Defensive Position Risk: The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective during that period. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.

•	Emerging Market Countries Tax Risk: Changes in the political climate in emerging market countries may result in significant shifts in taxation of foreign investors such as the Fund. These changes may result in changes to legislation, the interpretation of legislation, or the granting of the benefit of tax exemptions or international tax treaties to foreign investors. The effect of such changes can be retroactive and may (if they occur) negatively affect the Fund’s performance.

Proceeds from the sale of securities in some markets, or the receipt of any dividends or other income, may be or may become subject to tax, levies, duties or other fees or charges imposed by the authorities in that market. This may include taxes levied by withholding at source and/or specific taxes or charges on the Fund’s investments. Tax law and practice in certain markets in which the Fund currently invests or may invest in is not clearly established. It is possible that the current interpretation of tax law or understanding of practice might change, or that tax law might be changed with retroactive effect. It is possible that the Fund could become subject to additional taxation that is not anticipated either at the date of this prospectus or when investments are made, valued or disposed of.

In the event that new investments into the Fund may result in tax levies that significantly disadvantage the Fund’s existing shareholders, the Adviser, Subadviser and the Fund will consider what, if any, actions should be taken, including possibly closing the Fund to new investors.

Under Hong Kong tax law, funds resident outside of Hong Kong are exempted from Hong Kong profits tax provided certain conditions are met. It is intended that the affairs of the Fund will be conducted in

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accordance with the conditions for exemption from profits tax, however, the Fund can offer no guaranty that such exemption will be obtained in every instance.

•	Portfolio Turnover: The Fund is actively managed and, in some cases, the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect the Fund’s performance.

•	Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

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Who May Want To Invest?

Consider investing in the Fund if you are:

•	Investing for a long-term goal such as retirement (five year or longer investment horizon)

•	Looking to add a growth component from investments in equity instruments that are economically tied to emerging markets countries to your investment portfolio while managing downside risk

•	Willing to accept the higher risks of investing in the equity markets, and specifically in a concentrated portfolio of emerging market investments, in exchange for potentially higher long-term returns

The Fund will not be appropriate for anyone:

•	Pursuing a short-term goal

•	Who does not wish to bear the risks of a fund that invests primarily in foreign equity instruments, particularly emerging markets equity instruments

•	Seeking safety of principal

•	Seeking monthly income

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund pursuant to an investment advisory contract with the Trust (the “Investment Advisory Agreement”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, HSBC managed approximately $67.9 billion in the HSBC Family of Funds.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment subadvisory contracts and to

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make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund is currently using the services of a subadviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

HSBC Global Asset Management (France), an affiliate of the Adviser, serves as the investment subadviser of the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. AMFR makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. AMFR is the specialist quantitative management arm of HSBC. AMFR was founded in 1989 as part of Credit Commercial de France (now HSBC France), which was acquired by HSBC in 2001. AMFR is located at Immeuble Ile de France – 4 place de la Pyramide-92800 Puteaux La Defense 9 in Paris, France. AMFR is an international company headquartered in Paris with subsidiaries in Hong Kong and London. As of December 31, 2014, AMFR managed approximately 79.4 billion in assets.

The Fund has not yet commenced operations at the date of this prospectus. For advisory and management services (including any sub-advisory services), the Fund will be obligated to pay a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. The expense limitation shall be in effect until March 1, 2015. The Agreement shall terminate upon the termination of the Investment Advisory Agreement, or it may be terminated upon written notice to the Adviser by the Trust.

Once the Fund commences operations, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Manager

Muriel Heitzmann is Managing Director and Head of Guaranteed and Structured Products at AMFR. She is responsible for the investment strategy and management of AMFR’s entire range of guaranteed and structured products. Ms. Heitzmann joined AMFR in 1996 as an assistant fund manager within the Guaranteed Product Team. Then, in 1997, she became one of the two traders dedicated to the Guaranteed Product Team. Ms. Heitzmann was appointed as a fund manager for the Guaranteed and Structured Product Team in 1999. She was then promoted to lead the Structured Product Team in 2002, responsible for developing this activity. Since June 2006, Ms. Heitzmann has been the Head of the Guaranteed and Structured Products Team. Ms. Heitzmann is a graduate from ESSEC (Ecole Superieure des Sciences Economiques et Commerciales).

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and ownership of securities in the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Fund’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Fund’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Fund (the “Sub-Administrator”). Administrative

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services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund, and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. a member of the Financial Industry Regulatory Authority(“FINRA”), serves as the distributor (the “Distributor”) of the Fund’s shares.

The SAI has more detailed information about the Adviser, Subadviser, Distributor, Administrator and Sub-Administrator, and other service providers of the Fund. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets held by the Fund is determined on the basis of its market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Certain short-term securities are valued on the basis of amortized cost. Futures contracts purchased and held by the Fund are generally valued at the last sale price prior to the time the Fund determines its NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the Fund’s NAV may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, the Fund’s NAV) may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

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Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

The Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and may affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a fair value pricing service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board. Forward currency contracts are covered by the Board-approved procedures.

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

All purchases must be in U.S. Dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

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Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of the Fund and its shareholders to do so.

Class A Shares*	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$ 25
Class I Shares**	$5,000,000	$0
*	Omnibus accounts are eligible to meet the Class A minimum at the Omnibus account level.
**

Class I shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Funds” and include the name of the Fund on the check.
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3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing with your investment:

•      Fund name

•      Share class

•      Amount invested

•      Account name

•      Account number

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your Account Application.

•	Make sure you note:

o	Your bank name, address and account number

o	The amount you wish to invest automatically (minimum $25)

o	How often you want to invest (every month, 4 times a year, twice a year or once a year)

•	Attach a voided personal check.

To invest regularly from your paycheck or government check:

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•	Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, the Fund may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of the Fund may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of the Fund’s portfolio holdings and the reflection of those changes in the Fund’s NAV (referred to as “time zone arbitrage”). These delays may occur because the Fund has

23

significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Fund calculates its NAV. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Fund calculates its NAV. There is a possibility that time zone arbitrage may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Fund may be vulnerable to such risks. The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as a vehicle for frequent trading.

As a further deterrent to excessive trading, many foreign securities held by the Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares—Fair Value Pricing Policies.”

It is the practice of the Fund to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Fund’s shares that is deemed inappropriate. The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Selling Your Shares

You may sell your Fund shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

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If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

Unless you have declined telephone sales privileges, call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions.”)

By Mail or Overnight Service

See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature

2.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call. The Fund may charge a wire transfer fee. NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.
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Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1. Certain types of redemptions by Individual Retirement Accounts (“IRAs’’).

2. Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

•	Your account address has changed within the last 14 calendar days;

•	The check is not being mailed to the address on your account;

•	The check is not being made payable to the owner of the account;

•	The redemption proceeds are being transferred to another Fund account with a different registration;

•	The redemption proceeds are being wired to bank instructions currently not on your account; or

•	Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

• A change of Name;

• Add or change banking instructions;

• Add or change beneficiaries;

26

• Add or change authorized account traders;

• Add a Power of Attorney;

• Add or change a Trustee; or

• A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated.

The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

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Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution or service fees paid from the Fund for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than the Class A Shares.

	Class A Shares		Class I Shares
Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge.
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1) and Service Fee	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares.		No Distribution or Service Fees.
Fund Expenses	Higher annual expenses than Class I Shares.		Lower annual expenses than Class A Shares.
*	The offering price of Class A shares includes the front-end sales load.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your

28

current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s transfer agent is properly notified, under the “Right of Accumulation’’ and “Combination Privilege’’ described below, the “Amount of Purchase’’ in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under the age of 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,’’ all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at www.investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•	Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales
29

charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.

•	Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•	Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted a Distribution (“12b-1’’) plan for Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund including performing certain shareholder account, administrative and service functions.

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•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund’s Class A Shares.

•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.

•	There are no Rule 12b-1 distribution and shareholder service fees paid from the Fund for Class I Shares.

Class I Shares

There is no sales charge on purchases of Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made

See “Selling Your Shares’’ for important information about telephone transactions.

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To prevent disruption in the management of the Fund due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc. P.O. Box 4217 Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds PO Box 182845 Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

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Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•      The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•      Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.

•      Dividends, if any, on the Fund are paid at least annually. Net capital gains, if any, for the Fund are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of the Fund.

•      Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

•      Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•      There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•      Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale’’ rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•      The Internal Revenue Code requires the Fund to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Fund will permit Fund shareholders to elect from among

33

several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder.

•      You will be notified by February 15th each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•      If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.’’

•      As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•      Foreign shareholders may be subject to special withholding requirements. If the Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015.

•      If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on U.S. source dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•      There is a penalty on certain pre-retirement distributions from retirement accounts.

•      The Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds, effective January 1, 2016, with respect to dividends and effective January 1, 2017, with respect to proceeds, made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Financial Highlights

As of the fiscal year ended October 31, 2014, the Fund had not commenced operations. Therefore, there is no financial information available to report at this time.

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For more information about the Fund, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

Once the Fund has commenced operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Fund’s website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or by contacting the Fund at:

HSBC Funds PO Box 182845 Columbus, Ohio 43218-2845 Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782.

HSB-PU-XXX 0215

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HSBC Global Asset Management (USA) Inc.

HSBC Funds

Ticker Symbol

	Class A	Class C	Class I

HSBC Short Duration Fixed Income Fund	HSHAX	HSHCX	HSHIX

Prospectus

February 27, 2015

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND
IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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Summary Section
This section summarizes the Fund’s investment objectives, strategies, fees, and risks, and provides other information about your account.	3	HSBC Short Duration Fixed Income Fund
Additional Information About the Fund’s Investment Strategies and Risks
This section provides additional details about the Fund’s investment strategies and risks.	10	More About Risks and Investment Strategies
	12	Principal Investment Risks
	17	Additional Risks
	21	Who May Want to Invest?
	21	More Information About Fund Investments
	21	Portfolio Holdings
	21	The Two-Tier Fund Structure

Fund Management
Review this section for details on the people and organizations who provide services to the Fund.	22	The Investment Adviser
	23	Portfolio Managers
	23	The Distributor, Administrator and Sub-Administrator

Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges, and payments of dividends and distributions.	24	Pricing of Fund Shares
	25	Purchasing and Adding to Your Shares
	30	Selling Your Shares
	34	Distribution Arrangements/Sales Charges
	40	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
	40	Exchanging Your Shares
	41	Delivery of Shareholder Documents
	42	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Fund.	44	Financial Highlights

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HSBC Short Duration Fixed Income Fund                                 Summary Section

Class A, Class C and Class I

Investment Objective

The investment objective of the HSBC Short Duration Fixed Income Fund (the “Fund”) is to maximize total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 34 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management fee	0.40%	0.40%	0.40%
Distribution (12b-1) fee	0.00%	0.75%	0.00%
Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.00%
Other operating expenses(2)	0.63%	0.63%	0.63%
Total Other Expenses	0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses	1.28%	2.03%	1.03%
Fee waiver and/or expense reimbursement(3)	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	0.65%	1.40%	0.40%

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(1)	This table reflects the combined fees and expenses for both the Fund and HSBC Short Duration Fixed Income Portfolio (the “Portfolio”).
(2)	Based on estimated amounts for the current fiscal year.

(3)	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class C Shares and 0.40% for Class I Shares. The expense limitation shall be in effect until March 1, 2016. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Portfolios (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$538	$802
Class C Shares	$243	$576
Class I Shares	$41	$265

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class C Shares	$143	$576

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio.

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Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities issued by governments, government agencies or corporations. The “total return’’ sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds’’) rated B or higher by Moody’s or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including up to 5% of its assets in securities of issuers in emerging or developing markets.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities to enhance return or for hedging purposes. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

In managing the Fund, the Adviser focuses on sector rotation, security selection, and the yield curve. Duration management is also considered. The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer’s: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Adviser selects securities for the Fund based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher-rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

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•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment. This risk is greater for lower-quality bonds than for bonds that are investment grade.
•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

•	Prepayment Risk: With respect to mortgage-backed instruments, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond’s maturity date. When such repayment occurs, no additional interest will be paid on the investment.
•	Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.
•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.
•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and liquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

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•	Derivatives Risk: The Fund’s use of options, futures contracts or swap agreements, which are types of derivative instruments, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation;the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus.

•	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
•	Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.
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•	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser.

Portfolio Managers

The management and investment decisions for the Portfolio are made by John F. Chiodi, Jr., Senior Portfolio Manager of the Adviser, Kenneth Carty, Senior Portfolio Manager of the Adviser and Jason E. Moshos, Senior Portfolio Manager of the Adviser. Messrs. Chiodi, Carty and Moshos will serve as managers of the Portfolio as of the date of the Fund’s commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

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	Minimum Initial Investment	Minimum Subsequent Investment
Class A or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares
Regular (non-retirement)	$5,000,000	$0

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or an investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

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Additional Information About the Fund’s Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of HSBC Funds (“the Trust”). The Fund’s investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. The “total return’’ sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is not currently contemplating such a move.

Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities issued by governments, government agencies or corporations. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years. Duration refers to the range within which the modified duration of a portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Consistent with its investment objective, the Fund:

•	may invest in investment grade debt securities.
•	may invest without limitation in mortgage-related securities including mortgage-backed and asset-backed securities (which are debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (“CMOs”), or other receivables).
•	may invest in fixed- and floating-rate loans, including in the form of loan participations, assignments and structured notes.
•	may invest in convertible securities (including preferred stocks), and may hold common stock or warrants received as a result of an exchange or tender of fixed income securities.
•	may invest in municipal securities, including residual interest bonds.
•	may invest in variable and floating rate securities, including up to 5% of total assets in any combination of interest-only, principal-only or inverse floater securities.
•	may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including up to 5% of its assets in securities of issuers in emerging or developing markets.
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•	may invest in loan participations, assignments and structured notes, and may hold common stock or warrants received as the result of an exchange or tender of fixed income securities.
•	may invest in “event-linked’’ bonds and other securities.
•	may borrow money for temporary or emergency purposes.
•	may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, swaps, credit default swaps, and similar types of instruments that provide exposure to investment returns of the bond market.
•	may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.
•	may invest in debt obligations of commercial banks and savings and loan associations, such as certificates of deposit, time deposits, and bankers’ acceptances.
•	may purchase and sell securities on a when-issued or forward commitment basis, in which a security’s price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.
•	may take short positions by selling borrowed securities with the intention of repurchasing them at a profit on the expectation that the market price will fall. The Fund will only take short positions if its exposure on the short sale is covered by way of ownership of the security sold short, an equivalent security, or a security convertible into such security.

The investment objective and strategies of the Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund seeks to achieve its investment objective by investing all of its assets in a series of the HSBC Portfolios (“Portfolio Trust”). The Portfolio has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a “master/feeder’’ structure because one fund (the Fund or “feeder fund’’) is investing all its assets in a second fund (the Portfolio or “master fund’’). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is not currently contemplating such a change. See “The Two-Tier Fund Structure” on page 21 of this prospectus for more information.

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The Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser deems appropriate. The Fund may also borrow money for temporary or emergency purposes. When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

During adverse market conditions or when the Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a Fund may be unable to pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

Generally, the Fund is subject to the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates
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rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. The Fund that invests in derivatives tied to debt instrument markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected.

•	High-Yield (“Junk Bond”) Risk: High-yield securities (sometimes called “junk bonds”) are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality. High-yield securities are often considered speculative investments that have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid than high-rated securities). The prices of high-yield securities, which may be more volatile and less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions, or the expectation of adverse market, economic or political conditions. High-yield securities, which are typically issued by smaller, less credit worthy companies or by highly indebted companies, pay investors a premium (i.e., a higher interest rate or yield) because of the increased risk of loss.
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•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond’s maturity date. When such repayment occurs, no additional interest will be paid on the investment.
•	Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, social, political or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, the Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a regional, national or global level. For instance, terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.
•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States of other countries; and different corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes

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could adversely affect the Fund’s investments in a foreign country. In addition, the lack of regulatory controls may expose the Fund to additional risks.

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. To the extent the Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries and rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase the funding costs of such issuers. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in instruments with exposure to emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices that could result in losses, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.”
•	Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Adviser uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the Adviser’s derivatives strategies will also be affected by the ability of the Adviser to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain

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derivative positions may be difficult to close out when the Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

•	Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, the use of reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Liquidity Risk: The Fund may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to a lack of demand in the market for, or reduction in the number or capacity of market participants making a market in, such investments. Additionally, the Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent the Fund from taking advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

•	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, mortgage- and asset-backed securities may be difficult to value or become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics. If market interest rates

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increase substantially and a Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect a Fund’s net asset value. In addition, mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•	Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

•	Regulatory Risk: The SEC recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit a Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds, which generally are money market funds that invest in cash, U.S. government securities and/or related repurchase agreements, are exempt from these requirements. There are a number of other changes under the revised rules that relate to diversification, disclosure, reporting and stress testing requirements. These changes will affect each Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016. A Fund may be required to take certain steps that will impact and may adversely affect the Fund and its shareholders and the precise nature of such impact and affects has not yet been determined.

Additional Risks

Generally the Fund will be subject to the following additional risks:

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•	Repurchase Agreement: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
•	Structured Notes Risk: Structured notes and other related instruments, including participatory and unitary notes, purchased by the Fund are derivative instruments, the principal and/or interest payments on which is determined by reference to the performance of a reference asset (e.g., a security, currency, market or interest rate). Structured notes expose the Fund to the credit risk of the issuer of the structured product (or any guarantor), as well as to the underlying reference asset. Structured notes can be more volatile, illiquid and difficult to price accurately than more traditional securities. Structured notes may be indexed positively or negatively and, therefore, the appreciation of the reference asset can produce an increase or decrease in the principal and/or interest payments. Moreover, the rate of return on structured notes can be determined by applying a multiplier to the performance of the reference asset (i.e., leveraged), which could magnify the possibility of gain and the risk of loss.

•	Short Sale Risk: A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.
•	When-Issued Securities: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than the Fund’s payment obligation with respect to that security.
•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market
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risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. The risks of investing in equity securities include:

•	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time and result in significant declines in the value of the Fund’s investments. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that were expected to increase the price of the security do not occur.
•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stock of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small capitalization companies may be newer or less established.

•	Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.
•	Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Such instruments are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.
•	Municipal Risk: The Fund that invests in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. Adverse conditions affecting the issuers
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of municipal securities may impact the Fund’s net asset value more than if that Fund invested in more geographically diverse investments. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal market, including litigation, the strength of the local or national economy, the issuer’s ability to raise revenues through tax or other means, whether and to what extent the bankruptcy of an issuer affects the rights of municipal securities holders, and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of municipal securities to fall and might adversely affect the dividends that the Fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

•	Banking Risk: To the extent that the Fund invests in securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
•	Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

•	Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

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Who May Want To Invest?

Consider investing in the Fund if you are:

•	Looking to add a monthly income component to your investment portfolio
•	Seeking higher potential returns than provided by money market funds
•	Willing to accept the risks of price and income fluctuations

The Fund will not be appropriate for anyone:

•	Pursuing a short-term goal
•	Investing emergency reserves
•	Seeking safety of principal

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investment strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

The Two-Tier Fund Structure

The Fund seeks to achieve its investment objective by investing all of the Fund’s investable assets in a corresponding series of a separate open-end investment company that has the same investment objective as the Fund. The underlying series of the Portfolio Trust is the Short Duration Fixed Income Portfolio (i.e., the Portfolio). This is referred to as a “master/feeder’’ arrangement because one fund (the “feeder fund” or the Fund) “feeds’’ its assets into another fund (the “master fund” or the Portfolio). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds or non-registered funds or other institutional investors may invest in the Portfolio on the same terms and conditions as the Fund (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Portfolio, including the

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Fund. For example, if a large investor withdraws from the Portfolio, operating expenses may increase, thereby producing lower returns for investors in the Fund. Additionally, the Portfolio may become less diversified, which could increase risk.

Except as permitted, whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund’s shareholders.

The investment objective of the Fund and the Portfolio may be changed without approval of the Fund’s shareholders. The Fund may withdraw its investment in the Portfolio as a result of certain changes in the Portfolio’s investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

FUND MANAGEMENT

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund and the Portfolio, pursuant to an investment advisory contract with the Portfolio Trust (“Investment Advisory Agreement”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in the HSBC Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s and Portfolio’s investment programs.

The Trust, the Portfolio Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund and the Portfolio do not currently use a subadviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

The Fund and the Portfolio have not yet commenced operations at the date of this prospectus. For advisory and management services (including any sub-advisory services), the Portfolio, when it commences operations, will be obligated to pay a management fee at the annual rate of 0.40% of its average daily net assets.

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Once the Fund commences operations, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Managers

The management and investment decisions for the Portfolio are made by John F. Chiodi, Jr., Senior Portfolio Manager of the Adviser, Kenneth Carty, Senior Portfolio Manager of the Adviser and Jason E. Moshos, Senior Portfolio Manager of the Adviser. The professional and educational background of each portfolio manager is set forth below:

•	John F. Chiodi, Jr., Senior Portfolio Manager, joined the Adviser in June 2006 and is responsible for managing money market funds, low duration and short duration mandates. Prior to joining the Adviser, John spent 16 years at AllianceBernstein managing taxable money market funds, low duration and short duration mandates. He was also responsible for overseeing third-party securities lending as well as the issuance of a company sponsored commercial paper program. John holds an MBA in Finance from Fordham University and a BS in Accounting from Bucknell University.

•	Kenneth Carty, Senior Portfolio Manager, joined the Adviser in October 2007 and is responsible for managing money market funds, low duration and short duration mandates. Prior to joining the Adviser in 2007, Kenneth worked for AllianceBernstein in a similar capacity for over fifteen years. Kenneth received a BS in Accounting from the City University of New York, Queens College.

•	Jason E. Moshos, Senior Portfolio Manager, joined the Adviser in March 2008 and is responsible for managing money market funds, low duration and short duration mandates. Prior to joining the Adviser, Jason spent over 7 years at AllianceBernstein managing taxable money market funds, fixed income securities financing and the issuance of a company sponsored commercial paper program. Jason holds a BS in Finance from California State University Long Beach.

The portfolio managers’ compensation, other accounts managed by the portfolio managers, and ownership of securities in the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Fund (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include: providing office space, equipment and clerical

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personnel to the Fund, and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P., (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers of the Fund. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by such Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

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Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund or its agent, plus any applicable sales charges. If you sell Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

The Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event’’ is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events’’ relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board. Forward currency contracts entered into by the Fund are covered by the Board-approved procedures.

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to receive orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized

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agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the relevant Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust until after the time at which the Fund determines its NAV.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. The Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates, or in the other situations where the Adviser determines that it is in the best interests of the Fund and its shareholders to do so.

	Minimum Initial Investment	Minimum Subsequent Investment
Class A or C Shares*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**
Regular (non-retirement)	$5,000,000	$0

*       Omnibus accounts are eligible to meet the Class A minimum at the Omnibus account level.

**      Class I shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup

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withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be found on the Fund’s website at www.investorfunds.us.hsbc.com.

2.	Make check payable to “HSBC Funds” and include the name of the Fund on the check.

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing:

•	Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

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By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $25)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)
•	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

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To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

It is the practice of the Fund to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Fund’s shares that is deemed inappropriate. The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

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The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customer’s transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge (“CDSC”)

When you sell Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.    Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

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By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.   Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

•    your Fund and account number

•    amount you wish to redeem

•    address where your check should be sent

•    account owner signature

2.   Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must indicate this option on your Account Application. Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it generally will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.
•	Include a voided personal check.
•	Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

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Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1. Certain types of redemptions by Individual Retirement Accounts (“IRAs”).

2. Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

•	Your account address has changed within the last 14 calendar days;
•	The check is not being mailed to the address on your account;
•	The check is not being made payable to the owner of the account;
•	The redemption proceeds are being transferred to another Fund account with a different registration;
•	The redemption proceeds are being wired to bank instructions currently not on your account; or
•	Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public cannot provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

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• A change of name;

• Add or change banking instructions;

• Add or change beneficiaries;

• Add or change authorized account traders;

• Add a Power of Attorney;

• Add or change a Trustee; or

• A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Fund attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceed until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed or suspended under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated.

The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the

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portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable and Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution fees paid from the Fund for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than the Class A or Class C Shares.

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	Class A Shares		Class C Shares	Class I Shares
Sales Charge (Load)	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge
Amount of Purchase

Less than $50,000	4.75%	4.99%

$50,000 but less than $100,000	4.25%	4.44%

$100,000 but less than $250,000	3.50%	3.63%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None
Distribution (12b-1) and Servicing Fees	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s total average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s total average daily net assets attributable to Class C Shares.	No distribution or servicing fees.
Fund Expenses	Lower annual expenses than Class C Shares.		Higher annual expenses than Class A or Class I Shares	Lower annual expenses than Class A, or Class C Shares

*The offering price of Class A Shares includes the front-end sales load.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;
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(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s transfer agent is properly notified under the “Right of Accumulation” and “Combination Privilege” described below, the “Amount of Purchase” in the above chart will be deemed to include all Class A or C Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at www.investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.
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•	Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class C Shares, that you already own, plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.25% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.
•	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.
•	Proceeds from redemptions of Class B Shares of any of the HSBC Funds within 60 days after redemption.
•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.
•	Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds.
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•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in the Fund.
•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.
•	Shares purchased by tax-qualified employee benefit plans.
•	Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Servicing Fees

The Fund has adopted Distribution (“12b-1’’) Plans for Class A and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has also adopted a Shareholder Services Plan for Class Aand Class C Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.
•	Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.
•	The higher 12b-1 fee on Class C Shares, together with the contingent deferred sales load help the Distributor sell Class C Shares without an “up-front’’ sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.
•	In addition to the 12b-1 fees, Class A and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.
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•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Fund for the Class C Shares.
•	Long-term Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder servicing fees.

.

Class C Shares

Class C Shares of the Fund may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Fund, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

If you sell some but not all of your class C Shares, shares not subject to the CDSC (i.e. shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class C Shares

•	Class C Shares of the Fund will convert automatically to Class A Shares of the Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.
•	After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class C Shares.
•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
•	If you purchased Class C Shares of the Fund which you exchanged for Class C Shares of another HSBC Fund, your holding period will be calculated from the time of your original purchase of Class C Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class C Shares converted.

Waiver of Sales Charges—Class C Shares

The following qualify for waivers of sales charges:

•	Distributions following the death or disability of shareholder.
•	Redemptions representing the minimum distribution from an individual retirement account (“IRA”) or a Custodial Account to a shareholder who has reached age 701/2.
•	Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.
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Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund from which the exchange is to be made
•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, excessive exchange activity may be limited.

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Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports, as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.
P.O. Box 4217
Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds
PO Box 182845
Columbus, Ohio 43218-2845

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If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class I Shares than for Class A and Class C Shares because Class I Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
•	Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.
•	Dividends on the Fund are paid monthly. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.
•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.
•	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
•	In most cases, dividends from the Fund are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the
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taxpayer. If the Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•	Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.
•	There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.
•	Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale’’ rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacements pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•	The Internal Revenue Code requires the Fund to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Fund will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder.

•	Information regarding the federal tax status of distributions made by the Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income, which (if any) qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.
•	If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.’’
•	As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due.
•	Any amounts withheld may be credited against your U.S. federal income tax liability.
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•	Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015. (unless the effective date of the relevant exemption is not extended to later taxable years). The Fund has the option of not accepting purchase orders from non-U.S. investors.

•	If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.
•	There is a penalty on certain pre-retirement distributions from retirement accounts.

•	Effective July 1, 2014, the Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Financial Highlights

As of the fiscal year ended October 31, 2014, the Fund had not commenced operations. Therefore, there is no financial information available to report at this time.

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For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses in other funds of the HSBC Family of Funds from the Fund’s website at www.investorfunds.us.hsbc.com.You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or by contacting the Fund at:

HSBC Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington, D.C. You can get text-only copies:

•	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330,

•	Free from the SEC’s Website at www.sec.gov

Investment Company Act File No. 811-04782.

HSB-PU-RTL 0215

45

HSBC Global Asset Management (USA) Inc.

HSBC Funds

Ticker Symbol
	Class A	Class C	Class D	Class E	Class I	Class Y
HSBC U.S. Treasury Obligations Money Market Fund	HSAXX	HSCXX	HSDXX	HSEXX	HISXX	HSYXX

Prospectus

February 27, 2015

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED

OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS

PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND

IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE

CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Summary Section

This section summarizes the Fund’s investment objectives, strategies, fees and risks, and provides other information about your account.	3	HSBC U.S. Treasury Obligations Money Market Fund

Additional Information About the Fund’s Investment Strategies and Risks
This section provides additional details about the Fund’s investment strategies and risks.	8	More About Risks and Investment Strategies
	8	Principal Investment Risks
	11	Additional Risks
	12	Who May Want to Invest?
	12	More Information About Fund Investments
	12	Portfolio Holdings
Fund Management
Review this section for details on the people and organizations who provide services to the Fund.	13	The Investment Adviser
	12	The Distributor, Administrator and Sub-Administrator
13
Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares.	14	Pricing of Fund Shares
	15	Purchasing and Adding to Your Shares
	20	Selling Your Shares
	26	Distribution Arrangements/Sales Charges
	29	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
This section also describes related charges, and payments of dividends and distributions.	29 30	Exchanging Your Shares Delivery of Shareholder Documents
	31	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Fund.	33 Financial Highlights

2

HSBC U.S. Treasury Obligations Money Market Fund	Summary Section

Class A, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC U.S. Treasury Obligations Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class D	Class E	Class I	Class Y
Maximum sales charge (load) on Purchases (as a % of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class D	Class E	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%
Other expenses:
Shareholder servicing fee	0.40%	0.25%	0.25%	0.05%	0.00%	0.00%
Other operating expenses(1)	0.25%	0.25%	0.25%	0.15%	0.15%	0.25%
Total Other Expenses	0.65%	0.50%	0.50%	0.20%	0.15%	0.25%
Total Annual Fund Operating Expenses	0.75%	1.35%	0.60%	0.30%	0.25%	0.35%
Fee waiver and/or expense reimbursement (2)	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses after fee waiver and/or reimbursement	0.70%	1.30%	0.55%	0.25%	0.20%	0.30%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.70% for Class A Shares, 1.30% for Class C Shares, 0.55% for Class D Shares, 0.25% for Class E Shares, 0.20% for Class I Shares and 0.30% for Class Y Shares. The expense limitation shall be in effect until March 1, 2016. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$72	$235
Class C Shares	$232	$423
Class D Shares	$56	$187
Class E Shares	$26	$91
Class I Shares	$20	$75
Class Y Shares	$31	$107

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class C Shares	$132	$423

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, and typically investing exclusively, in a portfolio comprised of obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above will carry maturities of (or deemed maturities of ) 397 days or less as well as different interest rates and issue dates. The Fund will also maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The Fund invests only in U.S. dollar-denominated securities and will only buy securities that present minimal credit risk.

The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

4

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Repurchase Agreements Risk: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Advisor or an affiliate to help the Fund maintain a Stable NAV.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may effect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund’s

5

operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class C Shareholders of certain other HSBC Funds. Purchases and redemptions of Class E Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class A and D Shares	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by

6

influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

7

Additional Information About the Fund’s Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of HSBC Funds (the “Trust”). The investment objective and strategies of the Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund’s investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s Statement of Additional Information (“SAI”) provides more detailed information about the securities, investment policies and risks described in this prospectus.

The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not a deposit or obligation of, or guaranteed or endorsed by, HSBC Bank USA, N.A. or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation (the “FDIC”), the Federal Reserve Board or any other agency.

As a money market fund, the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). This Rule imposes strict requirements on the investment quality, liquidity, maturity, and diversification of the Fund’s investments. Under Rule 2a-7, the Fund’s investments must have a remaining maturity of (or a deemed remaining maturity of) no more than 397 days and the Fund must maintain a dollar-

8

weighted average portfolio maturity that does not exceed 60 days and a dollar-weighted average portfolio life of 120 days or less.

There can be no assurance that the investment objective of the Fund will be achieved. In addition, the Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

During adverse market conditions or when the Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a Fund may be unable to pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

Generally, the Fund is subject to the following principal risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if those changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and a Fund’s investments.

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will

9

increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unwilling or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Repurchase Agreement Risk: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Stable NAV Risk: The Fund may not be able to maintain a Stable NAV. If any money market fund fails to maintain a Stable NAV (or if there is a perceived thrat of such failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actionst o help the Fund maintain a Stable NAV.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social or market conditions. Issuer, political, economic, regulatory or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, the Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets.

•	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016. The Fund may be required to take certain steps that will

10

impact and may adversely affect the Fund and its shareholders and the precise nature of such impact and affects has not yet been determined.

Additional Risks

Generally, the Fund will be subject to the following additional risks.

•	Temporary Defensive Position Risk: The Fund may temporarily depart from its principal investment strategies by investing up to 20% of its total assets in debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund’s investment objective may not be achieved while it is invested in a temporary defensive position.

•	Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury.

•	Prepayment and Call Risk: Investments in securities issued by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities.

•	Failure to Recover Premiums Risk: Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
11

•	State Tax Consequences: The addition of securities guaranteed by the FDIC’s TLGP and repurchase agreements will cause additional state tax consequences to shareholders of the

•	Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Other Information

To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in the Fund if you are:

• Seeking preservation of capital

• Investing for short-term needs

• Have a low risk tolerance

• Willing to accept lower potential returns in exchange for a higher degree of safety

The Fund will not be appropriate for anyone:

• Seeking high total returns

• Pursuing a long-term goal or investing for retirement

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

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FUND MANAGEMENT

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in assets in the HSBC Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment programs pursuant to the Investment Advisory Agreement. The Adviser also provides certain operational support services to the Fund pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund does not currently use a subadviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

The Fund has not yet commenced operations at the date of this prospectus. For advisory and management services the Fund will be obligated to pay a management fee at the annual rate of 0.10% of the Fund’s average daily net assets. The Adviser is also entitled to a fee from the Fund at the annual rate of 0.10% of the Fund’s average daily net assets for services rendered pursuant to the Operational Support Services Agreement, except for the Class E Shares and Class I Shares.

Once the Fund commences operations, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as the Fund’s sub-administrator (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund, and

13

supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P., a member of the Financial Industry Regulatory Authority (“FINRA”) serves as the distributor (the “Distributor”) of each of the Fund.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value of the Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Outstanding Shares

The NAV of the Fund is determined every hour starting at 10:00 a.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The final NAV is determined at 3:00 p.m. Eastern Time. The Fund reserves the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which the Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated. The Fund also reserves the right to amend the times at which it determines NAV, or to determine NAV more or less frequently.

The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

An order for shares of the Fund received in good order on a Money Market Business Day prior to the last determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of the Fund received in good order on a Money Market Business Day after the last NAV determination for the Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

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If you sell Class C Shares, a contingent deferred sales charge (“CDSC”) may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Purchasing and Adding to Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the next time at which the Fund determines its NAV, will be deemed accepted by the Trust as of such time and will be executed at the NAV next calculated. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the relevant Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the NAV next calculated, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund next determines its NAV.

The Fund offers the seven classes of shares described below.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis with no sales charge on purchases.

CLASS C SHARES are primarily offered as an exchange option, see “Exchanging Your Shares,’’ but are also available for purchase by customers of HSBC Bank USA, N.A. sweep programs.

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates and certain retirement plans and are subject to lower operating expenses.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of the Fund by its clients), and institutional direct clients, if they meet the investment minimumson the following page. Purchases and redemptions of Class E Shares may only be made via wire transfer.

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CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, as well as to other investors who meet the investment minimums as set forth below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class E Shares may only be made via wire transfer.

The Fund may reject a purchase order if the Fund considers it in the best interest of the Fund and its shareholders. The Fund has the option of not accepting orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of the Fund and its shareholders to do so.

Class A and D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares**	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares***	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0
*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	There is no minimum requirement to exchange into Class B or Class C Shares.

***	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with the Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application.

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Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.investorfunds.us.hsbc.com.

2. Make your check payable to “HSBC Funds’’ and include the name of the Fund on the check.

3. Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2. Include the following information in writing:

• Fund name

• Share class

• Amount invested

• Account name

• Account number

3. Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to eight days to clear. There is generally no fee for ACH transactions.

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Electronic Purchases

Your bank must participate in the ACH and must be a US Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $25)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)
•	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

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Customer Identification Information

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. Under Rule 22c-2 of the 1940 Act, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request,

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information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interest of Fund shareholders, or to comply with state or federal legal requirements.

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges’’ and “Exchanging Your Shares’’ for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

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By Telephone

(unless you have declined telephone sales privileges)

1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions’’)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required’’)

1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

• your Fund and account number

• amount you wish to redeem

• address where your check should be sent

• account owner signature

2. Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (at 3:00 p.m. Eastern Time for the Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it normally will be wired on the following business day. The Fund may, in its sole discretion and subject to the needs of the Fund’s Portfolio Management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

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• Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-782-8183.

• Include a voided personal check.

• Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days’ written notice. You may not close your Fund account by writing a check.

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Certain types of redemptions from Individual Retirement Accounts (“IRAs’’).

2. Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

• Your account address has changed within the last 14 calendar days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Fund account with a different registration;

• The redemption proceeds are being wired to bank instructions currently not on your account;or

• Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature

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guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e., do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

• A change of Name;

• Add or change banking instructions;

• Add or change beneficiaries;

• Add or change authorized account traders;

• Add a Power of Attorney;

• Add or change a Trustee; or

• A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Fund attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

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Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay or Suspension in Payment of Redemption Proceeds

Payment for Fund shares may be delayed or suspended under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated.

The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

Suspension of Redemptions

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. TheFund may postpone and/or suspend redemption and payment beyond one business day only as follows:

a.	For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

b.	For any period (1) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (2) during which trading on the New York Stock Exchange is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the net asset value of its shares;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
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e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

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Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund.

Sales Charge (Load)	Class A Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares
	No front-end sales charge.	No front-end sales charge. A CDSC may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.
Distribution (12b-1) and Service Fees	Subject to annual shareholder servicing fees of up to 0.60% of the Fund’s average daily net assets attributable to Class A Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class D Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Class E Shares.	No distribution or service fees.	No distribution or service fees.
Fund Expenses	Lower annual expenses than C Shares.	Higher annual expenses than Class A, D, E, I, or Y Shares.	Lower annual expenses than Class A or C Shares.	Lower annual expenses than Class A, C, D or Y Shares	Lower annual expenses than Class A, C, D, E, or Y Shares.	Lower annual expenses than Class A, C, or D Shares.
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Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted Distribution (“12b-1”) Plans for Class A, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has also adopted a Shareholder Services Plan for Class A, Class C, Class D, and Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

• The 12b-1 and shareholder servicing fees vary by share class as follows:

• Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

• Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Class C Shares of the Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A, Class D, Class E, Class I and Class Y Shares.

• Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class D Shares of the Fund. Class D Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to do so.

• Class E Shares, Class I Shares and Class Y Shares do not pay a 12b-1 fee.

• The higher 12b-1 fees on Class C Shares, together with the CDSC, help the Distributor sell Class C Shares without an “up-front’’ sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

• In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%. Class E Shares are subject to a shareholder servicing fee of up to 0.05%

• The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class C Shares, and 0.25% for Class D Shares.

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Long-term Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class C Shares

Investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Funds for Class C Shares of the Fund and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase. If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e. shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class C Shares

Class C Shares of the Fund will convert automatically to Class A Shares of the Fund (or Class D Shares, depending on your eligibility), after five years from the beginning of the calendar month in which the Class C Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder’s investment return compared to the Class C Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class C Shares of one Fund which he or she exchanged for Class C Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class C Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class C Shares converted.

Waiver of CDSC—Class C Shares

The following qualify for waivers of CDSCs:

• Distributions following the death or disability of a shareholder.

• Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

• Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

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Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges’’). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

• Your name and telephone number

• The exact name on your account and account number

• Taxpayer identification number (usually your social security number)

• Dollar value or number of shares to be exchanged

• The name of the Fund from which the exchange is to be made

• The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

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To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Fund intends to maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of any fund in the HSBC Funds may be exchanged for Class D Shares of the Fund only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Fund in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.

P.O. Box 4217

Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds

P.O. Box 182845

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Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Fund’s SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

• The Fund generally will not have to pay income tax on amounts it distributes to shareholders,

although shareholders will be taxed on distributions they receive.

• Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.

• The Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

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Dividends from the Fund are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

• An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

• Dividends attributable to interest income are generally taxable as ordinary income.

• If the Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

• Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

• Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

• There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

• Information regarding the federal tax status of distributions made by the Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

• As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

• Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to report distributions of U.S. source interest and short-term capital gains, such

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distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the effective date of the relevant exemptionis extended to later taxable years) . The Fund has the option of not accepting purchase orders from non-U.S. investors.

• If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

• There is a penalty on certain pre-retirement distributions from retirement accounts.

• Effective July 1, 2014, the Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds, and certain capital gain dividends, made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Financial Highlights

As of the fiscal year ended October 31, 2014, the Fund has not commenced operations. Therefore, there is no financial information available to report at this time.

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For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or by contacting the Funds at:

HSBC Funds

P.O. Box 182845

Columbus, Ohio 43218-2845

Telephone: 1-800-782-8183 for Retail Investors

1-877-244-2424 for Institutional Investors

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

• For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C.

20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the

Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

• Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

HSB-PU-RTL 0215

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HSBC Global Asset Management (USA) Inc.

February 27, 2015

HSBC Funds

Prospectus

	Class A	Class I
HSBC RMB Currency Fund	HRMAX	HRMIX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND

IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE

CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

Summary Section
This section summarizes the Fund’s investment objectives, strategies, fees, and risks and provides other information about your account.	3	HSBC RMB Currency Fund
Additional Information About the Fund’s Investment Strategies and Risks
This section provides additional details about the Fund’s investment strategies and risks.	11	More About Risks and Investment Strategies
	11	Principal Investment Risks
	16	Additional Risks
	16	Who May Want to Invest?
	17	More Information About Fund Investments
	17	Portfolio Holdings
Fund Management
Review this section for details on the people and organizations who provide services to the Fund.	17	The Investment Adviser and Subadviser
	18	Portfolio Manager
	18	The Distributor, Administrator and Sub-Administrator

Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.	18	Pricing of Fund Shares
	20	Purchasing and Adding to Your Shares
	24	Selling Your Shares
	27	Distribution Arrangements/Sales Charges
	30	Distribution and Shareholder Servicing Arrangements- Revenue Sharing
	30	Exchanging Your Shares
	31	Delivery of Shareholder Documents
	32	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Fund.	34	Financial Highlights

HSBC RMB Currency Fund

Class A and Class I Shares

Investment Objective

The investment objective of the HSBC RMB Currency Fund (the “Fund”) is to replicate the return of the Renminbi (“RMB”) relative to the U.S. dollar.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 27 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.15%	0.15%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.15%
Other Operating Expenses	0.38%	0.38%
Total Other Expenses(1)	0.63%	0.53%
Total Annual Fund Operating Expenses	0.78%	0.68%
Fee Waiver and/or Expense Reimbursement(2)	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.55%

(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares and 0.55% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated

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and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$563	$724
Class I Shares	$56	$204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities or instruments that provide exposure to RMB, China’s currency. In order to gain this exposure, the Fund may (i) invest in RMB denominated debt instruments with remaining maturities of up to one year through the RMB market in Hong Kong, which is termed the “offshore” market, and (ii) enter into offshore deliverable forward and non-deliverable forward currency contracts. The Fund may also invest in U.S. dollar denominated debt instruments with remaining maturities of up to one year. The Fund’s net asset value is expected to increase and decrease in a manner that is correlated with changes in the value of the RMB relative to the U.S. dollar.

The Fund is not a money market fund and does not meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund does not attempt to maintain a stable net asset value or expect to generate significant current income.

The designation by China of an offshore market for RMB has resulted in the currency trading in two separate and distinct jurisdictions and market places at different exchange rates. RMB traded offshore, which is known as CNH, trades primarily in Hong Kong, while RMB traded onshore in mainland China is known as CNY. While the same currency, CNH and CNY trade at different exchange rates and do not correlate perfectly. Due to limited access to onshore markets, the offshore RMB market provides offshore investors, such as the Fund, with direct access to Chinese RMB and RMB-denominated debt instruments. The offshore RMB market is relatively new and may not be as liquid as more established markets.

The Fund may enter in to offshore deliverable forward and non-deliverable forward currency contracts settled in U.S. dollars. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. The Fund may purchase forward currency contracts of various terms, but expects for the terms generally not to exceed one year. The

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Fund may purchase U.S. dollar denominated debt instruments, such as U.S. Treasury notes, certificates of deposit and commercial paper.

The Fund will not purchase any debt instrument with a remaining maturity of more than one year. The Fund expects, under normal market conditions, to maintain a weighted average portfolio maturity of 90 days or less and a weighted average portfolio life of 120 days or less with respect to the debt instruments held in its portfolio. Debt instruments acquired by the Fund will be rated by at least one nationally recognized statistical ratings organization (“NRSRO”) at the time of acquisition in the highest short-term ratings category (e.g., A-1 by Standard & Poor’s Ratings Services (“S&P”) or P-1 by Moody’s Investors Service (“Moody’s”)) or the highest long-term ratings category (e.g., “AAA,” by S&P or Fitch, Inc. (“Fitch”) or “Aaa”, by Moody’s), or, if unrated, judged to be equivalent quality by HSBC Global Asset Management (Hong Kong) Limited, the Fund’s subadviser (“AMHK” or the “Subadviser”).

The Subadviser will select investments for purchase or sale through an investment process that focuses on managing credit risk and liquidity. The Subadviser will seek to identify risk differentiation across issuers while attempting to manage credit, liquidity and interest rate risks.

In light of the nature of the Fund’s investment strategy, the Fund will, under normal market conditions, invest more than 25% of its total assets (measured at the time of purchase) in issuers that are in the financial services group of industries. For purposes of the Fund’s investments, the financial services group of industries includes, among other things, banks, asset management companies, investment banking companies, brokerage companies, custody banks and insurance companies.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

The Fund is not a money market fund that meets the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that the Fund’s investment objective will be achieved. In addition, the Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio, which may give rise to taxable gains and reduce investment returns. You could lose money by investing in the Fund. The Fund has the following principal investment risks:

• Fixed Income/Debt Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to the Fund. If so, the Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

• Credit Risk: The Fund could lose money if it holds a fixed income or debt instrument whose issuer or guarantor is unable or unwilling to meet its financial obligations or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affectthe volatility of the value and liquidity of the investment.

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• Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income-producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund’s investments will fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future increase, with unpredictable effects on the markets and the Fund’s investments.

• Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

• Risks of China-Related Investments: Investing in RMB-denominated investments that may be issued by issuers located in Hong Kong and China, as well as other developing or emerging markets, involves special risks, including the following:

• Currency Risk: The U.S. dollar value of your investment in the Fund is expected normally to decline if the value of the RMB depreciates against the U.S. dollar. Conversely, the dollar value of your investment in the Fund is expected normally to increase if the value of the RMB appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and Chinese RMB. The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on the RMB and regularly intervenes in the RMB market.

• Political and Economic Risk: The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the government at various levels, in recent years, the government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a higher level of management autonomy.

Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers of instruments in which the Fund may invest.

The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and thus the Fund’s investments in RMB denominated instruments.

• Inflation: Economic growth in China historically has been accompanied by periods of high inflation. The Chinese government enforces various measures to control inflation and restrain the rate of economic growth, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are unsuccessful, and if inflation were to steadily increase, the performance of the Chinese economy and the value of the Fund’s investments could be negatively impacted.

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• Market Access to China: It is difficult for investors located outside of China to directly access debt instruments in China because of investment and trading restrictions. For this reason, the Fund has to obtain exposure to the RMB by making investments outside of China, and generally in Hong Kong. These limitations and restrictions on access to the markets in China may impact the availability, liquidity, and pricing of investments designed to provide investors with exposure to Chinese markets and the RMB. As a result, returns achieved by the Fund could differ from those available to domestic investors in China.

• Hong Kong Policy: As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. Any such change could adversely affect market conditions and the performance of the Chinese economy and the Fund’s investments.

• Regulatory Risk: Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly and potentially undesirably, from those applicable to U.S. issuers.

• Risks of Change in Regulatory Regime: RMB denominated instrument issuance in Hong Kong is subject to Hong Kong laws and regulations. The Chinese government currently views Hong Kong as one of the key offshore RMB instrument centers and has established a cooperative relationship with Hong Kong’s local government to develop the RMB instrument market. There can be no assurance that the Chinese government will continue to encourage issuance of RMB instruments outside of mainland China and any change in the Chinese government’s policy or the regulatory regime governing the issuance of RMB instruments in Hong Kong may adversely affect the Fund.

• Tax Risk: The Chinese system of taxation is not as well settled as that of the United States. Changes in the Chinese tax system may have retroactive effects. In addition, interest payable on RMB instruments may be deemed to be profits arising in or derived from Hong Kong from a trade, profession or business carried out in Hong Kong. Sums derived from the sale, disposal or redemption of RMB denominated instruments by the Fund may be subject to Hong Kong profits tax where the Fund’s dealing in the RMB instruments is deemed to have carried on a trade, profession or business in Hong Kong and the sum has a Hong Kong source. There is no assurance that the current tax regime will not be changed. Any change of the tax regime could adversely affect the Fund’s investments in RMB denominated instruments.

• Capital Controls Risk: Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the government of China and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

• Trading and Settlement Risk: Trading and settlement practices for transactions in the markets in which the Fund may trade to achieve RMB exposure may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities

7

prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses.

• Forward Contracts Risk: The Fund’s use of forward and non-deliverable forward currency contracts, which are a type of derivative instrument, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Associated risks include the risk that the forward contract is not well correlated with the performance of the RMB; the risk that such investments may result in losses or missed opportunities; the risk that the Fund will be unable to sell or close the contract; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that forward currency contracts, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund.

These risks are heightened in light of the fact that the Subadviser is using forward contracts as a substitute for a direct holding in RMB, rather than as a hedge (or offset) the risk of a position or security held by the Fund. The success of the Subadviser’s strategy for forward contracts will also be affected by its ability to assess and predict the impact of market or economic developments on the RMB and the forward contracts it has entered into, without the benefit of observing the performance of the forward contracts under all possible market conditions. Forward contracts may be difficult to close out when the Fund’s portfolio manager may believe it would be appropriate to do so.

• Concentrated Country Risk: The performance of the Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

• Industry Concentration Risk: The Fund will normally invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). As a result, the Fund’s performance may be significantly impacted by developments in the financial services group of industries and the Fund will be more susceptible to such developments than other funds that do not concentrate their investments.

• Leverage Risk: The use of forward contracts may create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

• Counterparty Risk: When the Fund enters into an investment contract, such as a forward contract, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. The Fund will not expose more than 5% of its total assets to individual counterparties.

• Liquidity Risk/Illiquid Securities Risk: The Fund may, at times, hold illiquid instruments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund will not make investments in illiquid instruments to the extent that it would hold 15% of its net assets in investments deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

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• Issuer Diversification Risk: Focusing investments in a smaller number of issuers increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one investment will impact the Fund to a greater degree than if the Fund was more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in instruments issued by a small number of issuers.

• Tax Risk: Additionally, a high rate of portfolio turnover (over 100%) may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The tax effects associated with turnover may adversely affect the Fund’s performance. See Portfolio Turnover Risk below.

• Portfolio Turnover: The Fund is actively managed and, in some cases the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect the Fund’s performance.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser. HSBC Global Asset Management (Hong Kong) Limited is the Fund’s subadviser.

Portfolio Manager

Gordon Rodrigues, Investment Director, Fixed Income and Head of Liquidity, Asia, at the Subadviser, has served as the Fund’s Portfolio Manager since January 9, 2012.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A Shares
Regular (non-retirement)	$ 1,000	$100
Retirement (IRA)	$ 250	$100
Automatic Investment Plan	$ 250	$ 25
Class I Shares
Regular (non-retirement)	$1,000,000	N/A
* Omnibus accounts are eligible to meet the minimums at the omnibus account level.
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Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

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Additional Information About the Fund’s Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of the Trust. The investment objective and strategies of the Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy. Shareholders will be given advance notice of changes to the Fund’s investment objective or other material non-fundamental investment policies. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved. The Fund may generate net operating losses and this could have a negative impact on the Fund’s performance. In periods when interest rates are low by historic standards, the Fund expects to generate net operating losses which could have a negative impact on the Fund’s performance. If the Fund does not attain or maintain a sufficient asset-base, the Advisor may seek to reorganize the Fund in to another investment company or to liquidate the Fund.

The Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser deems appropriate. The Fund may also borrow money for temporary or emergency purposes. When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks.

This prospectus does not disclose all the types of securities or investment strategies that the Fund may use.

The Fund’s SAI provides more detailed information about the securities, investment strategies and risks described in this prospectus.

The Fund is subject to one or more of the following principal investment risks:

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• Fixed Income/Debt Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to the Fund. If so, the Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

• Credit Risk: The Fund could lose money if it holds a fixed income or debt instrument whose issuer or guarantor is unable or unwilling to meet its financial obligations or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

• Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

• Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or fixed income or debt instruments. Generally, if interest rates rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund’s investments.

Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. A Fund that invests in derivatives tied to debt instrument markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower a Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected.

• Risks of China-Related Investments: Investing in RMB-denominated investments that may be issued by issuers located in Hong Kong and China, as well as other developing or emerging markets, involves special risks, including the following:

• Currency Risk: The U.S. dollar value of your investment in the Fund is expected normally to decline if the value of the RMB depreciates against the U.S. dollar. Conversely, the dollar value of your investment in the

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Fund is expected normally to increase if the value of the RMB appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

In addition, the Fund may incur costs in connection with conversions between U.S. dollars and Chinese RMB. The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on the RMB and regularly intervenes in the RMB market. The RMB historically has traded in a tight range relative to the U.S. dollar, but the Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions may adversely affect the Fund and its investments. The international community has requested that China ease its restrictions on currency exchange, but it is unclear whether the Chinese government will change its policy.

• Political and Economic Risk: The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the government at various levels, in recent years, the government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a higher level of management autonomy.

Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers of instruments in which the Fund may invest. Since 1949, China has been a socialist state controlled by the Communist party. After the formation of the Chinese socialist stat, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future.

The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and thus the Fund’s investments in RMB denominated instruments.

• Inflation: Economic growth in China historically has been accompanied by periods of high inflation. The Chinese government enforces various measures to control inflation and restrain the rate of economic growth, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are unsuccessful, and if inflation were to steadily increase, the performance of the Chinese economy and the value of the Fund’s investments could be negatively impacted.

• Market Access to China: It is difficult for investors located outside of China to directly access debt instruments in China because of investment and trading restrictions. For this reason, the Fund has to obtain exposure to the RMB by making investments outside of China, and generally in Hong Kong. These limitations and restrictions on access to the markets in China may impact the availability, liquidity, and pricing of investments designed to provide investors with exposure to Chinese markets and the RMB. As a result, returns achieved by the Fund could differ from those available to domestic investors in China.

• Hong Kong Policy: As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and

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economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. Any such change could adversely affect market conditions and the performance of the Chinese economy and the Fund’s investments.

• Regulatory Risk: Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly and potentially undesirably, from those applicable to U.S. issuers.

• Risks of Change in Regulatory Regime: RMB denominated instrument issuance in Hong Kong is subject to Hong Kong laws and regulations. The Chinese government currently views Hong Kong as one of the key offshore RMB instrument centers and has established a cooperative relationship with Hong Kong’s local government to develop the RMB instrument market. There can be no assurance that the Chinese government will continue to encourage issuance of RMB instruments outside of mainland China and any change in the Chinese government’s policy or the regulatory regime governing the issuance of RMB instruments in Hong Kong may adversely affect the Fund.

• Tax Risk: The Chinese system of taxation is not as well settled as that of the United States. Changes in the Chinese tax system may have retroactive effects. In addition, interest payable on RMB instruments may be deemed to be profits arising in or derived from Hong Kong from a trade, profession or business carried out in Hong Kong. Sums derived from the sale, disposal or redemption of RMB denominated instruments by the Fund may be subject to Hong Kong profits tax where the Fund’s dealing in the RMB instruments is deemed to have carried on a trade, profession or business in Hong Kong and the sum has a Hong Kong source. There is no assurance that the current tax regime will not be changed. Any change of the tax regime could adversely affect the Fund’s investments in RMB denominated instruments.

• Capital Controls Risk: Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the government of China and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

• Trading and Settlement Risk: Trading and settlement practices for transactions in the markets in which the Fund may trade to achieve RMB exposure may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses.

• Forward Contracts Risk: The Fund’s use of forward and non-deliverable forward currency contracts, which are a type of derivative instrument, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Associated risks include the risk that the forward contract is not well correlated with the performance of the RMB; the risk that such investments may result in losses or missed opportunities; the risk that the Fund will be unable to sell or close the contract; the

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risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that forward currency contracts, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund.

These risks are heightened in light of the fact that the Subadviser is using forward contracts as a substitute for a direct holding in RMB, rather than as a hedge (or offset) the risk of a position or security held by the Fund. The success of the Subadviser’s strategy for forward contracts will also be affected by its ability to assess and predict the impact of market or economic developments on the RMB and the forward contracts it has entered into, without the benefit of observing the performance of the forward contracts under all possible market conditions. Forward contracts may be difficult to close out when the Fund’s portfolio manager may believe it would be appropriate to do so.

• Concentrated Country Risk: The performance of the Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

• Industry Concentration Risk: The Fund will normally invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). As a result, the Fund’s performance may be significantly impacted by developments in the financial services group of industries and the Fund will be more susceptible to such developments than other funds that do not concentrate their investments.

Some Fund investments in financial services companies will have exposure to Chinese banks. The Chinese banking industry highly regulated, and Chinese bank regulators have wide discretion in exercising their authority. The banking regulatory regime in China is currently undergoing significant changes, which may have an adverse impact on the performance of Chinese banks that issue RMB instruments. There is uncertainty regarding the interpretation and application of regulations in China. Future laws or regulations, or the interpretation of existing or future laws or regulations, including accounting policies and standards, may have a material adverse affect on the business or financial condition of Chinese banks.

• Leverage Risk: The use of forward contracts may create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

• Counterparty Risk: When the Fund enters into an investment contract, such as a forward contract, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. The Fund will not expose more than 5% of its total assets to individual companies.

• Liquidity Risk/Illiquid Securities Risk: The Fund may, at times, hold illiquid instruments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund will not make investments in illiquid instruments to the extent that it would hold 15% of its net assets in investments deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

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• Issuer Diversification Risk: Focusing investments in a smaller number of issuers increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one investment will impact the Fund to a greater degree than if the Fund was more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in instruments issued by a small number of issuers.

• Portfolio Turnover Risk: The Fund is actively managed and, in some cases the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect the Fund’s performance.

Additional Risks

Generally, the Fund will be subject to one or more of the following additional risks:

• Temporary Defensive Position Risk: The Fund may temporarily depart from its principal investment strategies by making more significant short-term investments in cash, cash equivalents, high-quality, short-term debt instruments that are denominated in currencies other than RMB for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective during that period. If the RMB appreciates against the dollar during periods when the Fund is holding a large cash position that is not correlated to the RMB, the Fund may not participate to the extent it would have if the Fund had in a manner providing more complete exposure to the RMB.

• Market Risk: Issuer, political, or economic developments can affect a single issuer or currency, issuers within an industry or economic sector or geographic region, or the market as a whole. Different parts of the market can react differently to these developments.

• Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. As a result, an investor may lose money.

• Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Fund. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in the Fund if you are:

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•	investing for a long-term goal such as retirement (five year or longer investment horizon)
•	looking to add exposure to RMB currency instruments to your portfolio
•	willing to accept higher volatility associated with currency investments in exchange for potentially higher long term returns

The Fund will not be appropriate for anyone:

•	seeking monthly income
•	pursuing a short-term goal or investing emergency reserves
•	seeking safety of principal

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively, “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2014, the Adviser managed approximately $67.9 billion in the HSBC Family of Funds.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund is currently using the services of a subadviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

HSBC Global Asset Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong, a U.S. registered investment adviser and an affiliate of the Adviser, serves as the investment subadviser of the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. AMHK makes the day-to-day investment decisions and continuously reviews,

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supervises and administers the Fund’s investment program. As of December 31, 2014, AMHK managed approximately $63.3 billion in assets.

The Fund had not yet commenced investment operations at the date of this prospectus. For advisory and management services (including any sub-advisory services), the Fund will be obligated to pay a management fee at the annual rate of 0.15% of its average daily net assets.

Once the Fund commences operations, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Manager

Gordon Rodrigues joined HSBC in 1994 and the Subadviser in November 2007 as Investment Director, Fixed Income and Head of Liquidity, Asia and is responsible for day-to-day portfolio management of the Fund. Prior to this, Mr. Rodrigues was from 2002 Investment Director, Fixed Income, HSBC Global Asset Management (India). He previously was responsible for trading credit products and treasuries for HSBC Global Markets. Before joining HSBC, he worked as a Foreign Exchange & Fixed Income Dealer at Merwanjee Securities in Mumbai. He holds a Bachelor’s degree in Electronics Engineering and a Master’s degree in Finance, both from the University of Mumbai (India).

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator’’), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Fund (the “Sub-Administrator’’). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services. Foreside Distribution Services, L.P., a member of the Financial Industry Regulatory Authority (“FINRA”), serves as the distributor (the “Distributor’’) of the Fund’s shares.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

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The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV	=	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days are less may be valued at amortized cost or on the basis of their market value. The Fund will invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

The Fund’s NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and on Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund or its agent, plus any applicable sales charge. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.’’

Fair Value Pricing Policies

The Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. Exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis.. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event’’ is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events’’ relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board. Forward currency contracts entered in to by the Fund are covered by the Board-approved procedures.

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Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust until after the time at which the Fund determines its NAV.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may waive its minimum purchase requirement and the Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. The Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

Class A, Shares*	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$ 1,000	$100
Retirement (IRA)	$ 250	$100
Automatic Investment Plan	$250	$25
Class I Shares***	$1,000,000	$0

* Omnibus accounts are eligible to meet the Class A

minimum at the Omnibus account level.

** Class I shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

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Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

2. Make your check payable to “HSBC Funds’’ and include the name of the Fund on the check.

3. Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment: 1. Use the investment slip attached to your account statement. Or, if unavailable, 2. Include the following information in writing: • Fund name • Share class • Amount invested

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

• Account name

• Account number

3. Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

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By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you have invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■ Your bank name, address and account number

■ The amount you wish to invest automatically (minimum $25)

■ How often you want to invest (every month, 4 times a year, twice a year or once a year)

■ Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Customer Identification Information

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the  reinvestment will be suspended  and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

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In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, the Fund may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of the Fund may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of the Fund’s portfolio holdings and the reflection of those changes in the Fund’s NAV (referred to as “time zone arbitrage”). These delays may occur because the Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Fund calculates its NAV. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Fund calculates its NAV. There is a possibility that time zone arbitrage may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

As a deterrent to excessive trading, many foreign securities held by the Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares—Fair Value Pricing Policies.”

It is the practice of the Fund to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Fund’s shares that is deemed inappropriate. The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the 1940 Act, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify their policies and procedures at any time without prior notice as the Fund deems necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

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Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions’’)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required’’)

1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

• Your Fund and account number

• Amount you wish to redeem

• Address where your check should be sent

• Account owner signature

2. Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis.

The minimum withdrawal is $50. To activate this feature:

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• Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

• Include a voided personal check.

• Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1. Redemptions by Individual Retirement Accounts (“IRAs’’).

2. Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

• Your account address has changed within the last 14 calendar days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Fund account with a different registration;

• The redemption proceeds are being wired to bank instructions currently not on your account; or

• Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

• A change of name;

• Add or change banking instructions;

• Add or change beneficiaries;

• Add or change authorized account traders;

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• Add a Power of Attorney;

• Add or change a Trustee; or

• A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Fund attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account

Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated.

The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

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Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution or service fees paid from the Fund for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than Class A Shares.

	Class A Shares		Class I Shares

Sales Charge (Load)

Amount of Purchase

Less than $50,000

$50,000 but less than

$100,000

$100,000 but less than

$250,000

$250,000 but less than

$500,000

$500,000 but less than

$1,000,000

$1,000,000 and over

	Percentage Of Offering Price*	Percentage Of Investment	No front-end sales charge.
	5.00%	5.26%
	4.50%	4.71%
	3.75%	3.90%
	2.50%	2.56%
	2.00%	2.04%
	None	None
Distribution (12b-1) and Servicing Fee	Subject to shareholder servicing fees of up to 0.25% annually of the Fund’s average daily net assets attributable to Class A Shares.		Subject to shareholder servicing fees of up to 0.15% annually of the Fund’s average daily net assets attributable to Class I Shares.
Fund Expenses	Higher annual expenses than Class I Shares.		Lower annual expenses than Class A Shares.

* The offering price of Class A Shares includes the front-end sales load.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely.

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To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;
(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and
(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s transfer agent is properly notified, as described in “Right of Accumulation’’ and “Combination Privilege’’ below, the “Amount of Purchase’’ in the above chart will be deemed to include all Class A Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,’’ all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

• Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

• Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

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•	Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.
•	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.
•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.
•	Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds.
•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.
•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.
•	Shares purchased by tax-qualified employee benefit plans.
•	Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com

Class I Shares

There is no sales charge on purchases of Class I Shares.

Distribution (12b-1) and Shareholder Servicing Fees

The Fund has adopted a Distribution (“12b-1’’) Plan for Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than

29

paying other types of sales charges. The Fund has also adopted a Shareholder Services Plan for Class A and Class I Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund including performing certain shareholder account, administrative and service functions.

•	The 12b-1 fees and shareholder servicing fees vary by share class as follows:
•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.
•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.
•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.
•	Class I Shares are subject to a shareholder servicing fee of up to 0.15% of the average daily net assets of the Class I Shares of the Fund.
•	There are no Rule 12b-1 distribution fees paid from the Fund for Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges’’). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number
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•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund from which the exchange is to be made
•	The name of the Fund into which the exchange is being made

See “Selling Your Shares’’ for important information about telephone transactions.

To prevent disruption in the management of the Fund due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.

P.O. Box 4217

Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds

PO Box 182845

Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

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The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class I Shares than for Class A Shares because Class I Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
•	Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.
•	Dividends on the Fund are paid monthly. Net capital gains, if any, are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of the Fund.
•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.
•	Dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If the Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.
•	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
•	Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.
•	There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend
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mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•	Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale’’ rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacements pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•	Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock or securities or foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by the Fund. If the Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to holding period and certain other limitations) as a foreign tax credit against federal income tax (but not both). The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.
•	The Internal Revenue Code requires the Fund to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Fund will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder.

•	Information regarding the federal tax status of distributions made by the Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.
•	If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.’’
•	As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•	Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015.

•	If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax deferred account.

•	There is a penalty on certain pre-retirement distributions from retirement accounts.
•	Effective January 1, 2014, the Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements

33

designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Financial Highlights

As of the fiscal year ended October 31, 2014, the Fund had not commenced operations. Therefore, there is no financial information available to report at this time.

34

For more information about the Fund, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Fund’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Fund at:

HSBC Funds

P.O. Box 182845

Columbus, Ohio 43218-2845

Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•	For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-555-8090 or 1-800-SEC-0330.
•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782.

HSB-PU-XXX 0215

35

STATEMENT OF ADDITIONAL INFORMATION

HSBC FUNDS
	Class A	Class B	Class C	Class I
HSBC BRIC Equity Fund	HBEAX	---	---	HBEIX
HSBC China Equity Fund	HIICX	---	---	HICIX
HSBC Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX
HSBC India Equity Fund	HIIAX	---	---	HIIIX
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	---
HSBC Short Duration Fixed Income Fund	HSHAX	HSHBX	HSHCX	HSHIX
WORLD SELECTION FUNDS
Aggressive Strategy Fund	HAAGX	HBAGX	HCAGX	---
Balanced Strategy Fund	HAGRX	HSBGX	HCGRX	---
Moderate Strategy Fund	HSAMX	HSBMX	HSCMX	---
Conservative Strategy Fund	HACGX	HBCGX	HCCGX	---
Income Strategy Fund	HINAX	HINBX	HINCX	---

HSBC ADVISOR FUNDS TRUST
Class I
HSBC Opportunity Fund	RESCX

P.O. Box 182845

Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc., Investment Adviser and Administrator of the Funds (“Adviser” or “Administrator”)	Citi Fund Services Ohio, Inc., Sub-Administrator of the Funds (“Citi” or “Sub-Administrator”)

Winslow Capital Management, LLC, Subadviser to HSBC Growth Fund (“Winslow”)	Westfield Capital Management Company, L.P., Subadviser to each HSBC Opportunity Fund (“Westfield”)

HSBC Global Asset Management (France), Subadviser to HSBC BRIC Equity Fund (“AMFR”)	HSBC Global Asset Management (Hong Kong) Limited, Subadviser to the HSBC China Equity Fund (“HSBC Hong Kong”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY ONE OR MORE OF THE PROSPECTUSES FOR THE FUNDS DATED FEBRUARY 28, 2015 (the “Prospectuses”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectuses and should be read in conjunction with the Prospectuses. The Prospectuses and SAI may be obtained without charge by writing or calling the HSBC Funds (the “Trust”) and HSBC Advisor Funds Trust (the “Advisor Trust” and together with the Trust, the “Trusts”) at the address and telephone number printed above.

References in this SAI to the “Prospectuses” are to the relevant Prospectuses dated February 27, 2015 of the Trusts, by which shares of the funds listed above (each a “Fund” and, collectively, the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectuses have the same meaning in this SAI as in the Prospectuses.

Each Fund’s current audited financial statements (and the audited financial statements of the corresponding portfolios, for Funds with a master/feeder structure) dated October 31, 2014, are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2014, as filed with the Securities and Exchange Commission (the “SEC”). Copies of this Annual Report may be obtained without charge by writing or calling the Trusts at the address and telephone number printed above.

February 27, 2015

ii

iii

iv

v

vi

GENERAL INFORMATION

THE FUNDS

Each of the HSBC BRIC Equity Fund (“BRIC Equity Fund”), HSBC China Equity Fund (“China Equity Fund”), HSBC Growth Fund (“Growth Fund”), HSBC India Equity Fund (“India Equity Fund”), HSBC Opportunity Fund (“Opportunity Fund”), and HSBC Short Duration Fixed Income Fund (“Short Duration Fund”) and the Aggressive Strategy Fund (“Aggressive Strategy Fund”), Balanced Strategy Fund (“Balanced Strategy Fund”), Conservative Strategy Fund (“Conservative Strategy Fund”), Moderate Strategy Fund (“Moderate Strategy Fund”) and Income Strategy Fund (“Income Strategy Fund”) (each a “World Selection Fund”) is a series of the Trust, an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. The HSBC Opportunity Fund, Class I Shares (“Advisor Opportunity Fund”) is a separate series of the Advisor Trust. Each Fund is “diversified,” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), except the China Equity Fund and India Equity Fund, which are non-diversified.

Each Fund is described in this SAI. The Trust also includes certain fixed income, equity, asset allocation and money market funds (“Money Market Funds”) that are covered in separate SAIs.

THE TRUST

The Growth Fund, Opportunity Fund, and Short Duration Fund are each feeder funds (each, a “Feeder Fund”) in a master/feeder arrangement whereby the Feeder Funds seeks to achieve their investment objectives by investing all of their assets in a series (each, an “Underlying Portfolio”) of the HSBC Portfolios (the “Portfolio Trust”) which has the same investment objective as the corresponding Feeder Fund, as indicated below:

Feeder Fund	Underlying Portfolio (“Master Portfolio”)
Growth Fund	Growth Portfolio
Opportunity Fund and Advisor Opportunity Fund	Opportunity Portfolio
Short Duration Fund	Short Duration Fixed Income Portfolio (the “Short Duration Portfolio”)

With respect to the Feeder Funds, the descriptions of the Funds in this SAI are inclusive of the Underlying Portfolios in which the Funds invest. The Portfolio Trust is an open-end management investment company.

As of the date of this SAI, the BRIC Equity Fund, China Equity Fund, India Equity Fund and Short Duration Fund had not commenced operations.

Shares of the BRIC Equity Fund, India Equity Fund, and China Equity Fund are divided into two separate classes: Class A (the “Class A Shares”) and Class I (the “Class I Shares.”) Shares of the World Selection Funds and the Opportunity Fund are divided into three separate classes: Class A Shares, Class B (the “Class B Shares”) and Class C (the “Class C Shares”). Shares of each of the other Funds listed above are divided into four separate classes: Class A Shares, Class B Shares, Class C Shares and Class I Shares.

Shares of the Funds, including the World Selection Funds, but excluding Class B Shares of the Fund, are continuously offered by the Distributor. Certain share classes are subject to investment minimums. See the Prospectuses and “Purchase of Shares” and “Sales Charges” in this SAI.

See “Description Of Shares, Voting Rights, and Liabilities - Trust and Advisor Trust,” and “Other Information – Capitalization” for more information about the Trust.

1

THE ADVISOR TRUST

The Advisor Opportunity Fund is a series of the Advisor Trust, an open-end, diversified management investment company. The Advisor seeks to achieve the investment objective of the Advisor Opportunity Fund by investing all of the Advisor Opportunity Fund’s assets in the Opportunity Portfolio, as set forth in the table above on page 1. Therefore, the Advisor Opportunity Fund is a “Feeder Fund,” in addition to the Feeder Funds of the Trust. The Opportunity Portfolio is a series of the Portfolio Trust and has the same investment objective as the Advisor Opportunity Fund. The Advisor Opportunity Fund is offered in a single class, Class I Shares, and is offered to investment management clients of the Adviser and its affiliates, or to investors that meet certain minimum investment requirements. See the Prospectuses and “Purchase of Shares” and “Sales Charges.”

See “Description of Shares, Voting Rights, and Liabilities - Trust and Advisor Trust,” and “Other Information – Capitalization” for more information about the Advisor Trust in this SAI.

WORLD SELECTION FUNDS

Each World Selection Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by the Adviser (the “Affiliated Underlying Funds”) and mutual funds and exchange-traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). The World Selection Funds may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s views. Each Fund may also purchase and hold exchange-traded notes (“ETNs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

The World Selection Funds provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. The World Selection Funds consist of the following asset allocation Funds: Aggressive Strategy Fund, Conservative Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund and Income Strategy Fund. Each World Selection Fund offers three different classes of shares: Class A Shares, Class B Shares and Class C Shares. Each class of shares has different characteristics and is subject to different fees and expenses. See “Purchase of Shares” for information about the various classes and eligibility to invest therein.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements the discussion of the investment objective, policies, and risks of each Fund in the Prospectuses. There can be no assurance that the investment objectives of a Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the relevant Trust or Trusts (the “Board”) without the approval of Fund shareholders. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether a Fund remains an appropriate investment in light of their then-current financial position and needs.

With respect to the Feeder Funds, it should be understood that all discussions of investment objectives, strategies and risks of a Fund refer also to the investment objectives, strategies and risks of the Underlying Portfolio.

With respect to the World Selection Funds, the discussions in the Prospectus of investment objectives, strategies, and risks that are applicable to the Underlying Funds in which a World Selection Fund invests are relevant to understanding the investment objectives, strategies, and risks of the World Selection Fund. The ability of a World Selection Fund to meet its investment objective depends on the ability of the Underlying Funds to meet their own investment objectives. It is possible that one or more Underlying Funds will not meet their own investment objectives, which would affect a World Selection Fund’s performance. There can be no assurance that the investment objective of any World Selection Fund or any Underlying Fund will be achieved.

For purposes of this SAI, references to a Fund’s subadviser (each, a “Subadviser”) should be understood as referring to the relevant Subadviser.

2

CHINA EQUITY FUND AND INDIA EQUITY FUND

Because the Funds are non-diversified, the Funds are not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This ability to invest in a relatively small number of issuers may present greater risks than in the case of a diversified mutual fund. However, each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of each Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% of each Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by that Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies, or in the securities of one or more “qualified publicly traded partnerships.”

GROWTH FUND (GROWTH PORTFOLIO)

The Fund seeks to achieve its investment objective by investing all of its assets in the Growth Portfolio, which has the same investment objective as the Fund.

In addition to the permissible investments described in the Prospectus, the Growth Portfolio also may: (i) invest in options on securities, securities indices or foreign currencies, (ii) invest in futures contracts and options on futures contracts, (iii) enter into forward foreign currency exchange contracts, and (iv) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries. The Growth Portfolio does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Growth Portfolio will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB (rated by S&P)/Ba (rated by Moody’s) or lower), high-yield bonds, commonly referred to as “junk bonds.” The Growth Portfolio may retain a bond when its rating drops below investment grade if it is in the best interest of its shareholders. Securities rated BB/Ba or lower by a nationally recognized statistical rating organization (“NRSRO”) are considered to have speculative characteristics.

The Growth Portfolio will not purchase securities for short-term trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Growth Portfolio may invest in short-term debt and other high-quality, fixed income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities; (ii) interest bearing savings deposits, certificates of deposit and bankers’ acceptances of U.S. and foreign banks; (iii) high-quality rated commercial paper of U.S. or foreign issuers; and (iv) repurchase agreements related to the foregoing.

When Winslow, the subadviser to the Portfolio, believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Growth Portfolio’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities in which the Growth Portfolio may invest include: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association), some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Federal Farm Credit Bank). The Portfolio’s investment objective may not be achieved when it is invested in a temporary defensive position.

3

OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

The Opportunity Fund and Advisor Opportunity Fund each seek to achieve their investment objectives by investing all of their assets in the Opportunity Portfolio, which has the same objective as both the Opportunity Fund and the Advisor Opportunity Fund. The following description applies to each Fund.

Although the Portfolio will invest primarily in common stocks, the Portfolio may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Opportunity Portfolio may invest up to 20% (and generally expects to invest between 5% and 10%) in foreign securities, excluding American Depositary Receipts (“ADRs”).

When Westfield, the subadviser to the Portfolio, believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Portfolio’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities in which the Portfolio may invest include: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association), some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks) and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Federal Farm Credit Bank). The Portfolio’s investment objective may not be achieved when it is invested in a temporary defensive position.

SHORT DURATION FUND (SHORT DURATION PORTFOLIO)

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers, and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Portfolio may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits.

A portion of the Portfolio’s assets may be invested in bonds and other fixed income securities denominated in foreign currencies (subject to any limitation set forth in the Prospectus) if, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. These holdings may be in as few as one foreign currency bond market (such as the United Kingdom gilt market), or may be spread across several foreign bond markets. The Portfolio may also purchase securities of developing countries. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where, in the Adviser’s judgment, unacceptable currency risk exists, currency futures, forwards and options and swaps may be used to hedge the currency risk. The Portfolio may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

The Portfolio may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above.

4

The Portfolio may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. While the Portfolio intends to use derivatives primarily for hedging purposes or for cash management purposes, it may also do so to enhance return when the Adviser believes the investment will assist the Portfolio in achieving its investment objectives.

The Trusts, on behalf of Funds that have commenced operations, have claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and, therefore, are not subject to registration or regulation as a CPO under the CEA. The Adviser is not deemed to be a CPO with respect to its service as investment adviser to the Funds. To the extent that the Trusts, on behalf of Funds that have commenced operations, are no longer eligible to claim an exclusion from Commodity Futures Trading Commission (“CFTC”) regulation, these Funds may consider steps in order to continue to qualify for this exclusion, or may determine to operate subject to CFTC regulation. If a Fund operates subject to CFTC regulation, it may incur additional compliance and other expenses

INVESTMENT TECHNIQUES

Each Fund (through its investments in the Underlying Funds for each World Selection Fund) invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectuses and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table, and the main risks associated with those techniques. For purposes of this section, the term “Fund” includes any Underlying Fund in which a World Selection Fund invests.

For the Opportunity Fund, Advisor Opportunity Fund and Growth Fund (the “Equity Funds”), and Short Duration Fund, references to investment techniques employed by a Fund refer to the techniques employed by the relevant Underlying Portfolio. For the Equity Funds, as well as the BRIC Equity Fund, China Equity Fund and India Equity Fund (the “Global Funds”), references to the Adviser should be understood as referring jointly to the Adviser and the relevant Subadviser. The Global Funds may be included in the definition of the Equity Funds where appropriate.

The table below indicates the types of investments and techniques that are material to the investment strategies employed by each Fund. In some cases, the omission of a Fund is not intended to imply that the Fund is precluded from investing in the types of investments or employing the techniques indicated below. Generally, if a particular type of investment or technique is not indicated as being applicable to a particular Fund, the particular type of investment or technique will not be material to the investment strategies employed by the Fund, although any risk factors that are stated more generally with respect to any broader category of investment or technique may still apply.

Type of Investment or Technique	Equity Funds		Global Funds			World Selection Funds					Short Duration Fund
	Growth Fund	Opportunity Fund and Advisor Opportunity Fund	BRIC Equity Fund	China Equity Fund	India Equity Fund	Aggressive Strategy Fund	Balanced Strategy Fund	Conservative Strategy Fund	Moderate Strategy Fund	Income Strategy Fund
American Depositary Receipts	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities				X	X	X	X	X	X	X	X
5

Type of Investment or Technique	Equity Funds		Global Funds			World Selection Funds					Short Duration Fund
	Growth Fund	Opportunity Fund and Advisor Opportunity Fund	BRIC Equity Fund	China Equity Fund	India Equity Fund	Aggressive Strategy Fund	Balanced Strategy Fund	Conservative Strategy Fund	Moderate Strategy Fund	Income Strategy Fund
Banking Industry and Savings and Loan Industry Obligations				X	X						X
Brady Bonds				X	X	X	X	X	X	X	X
Cash Sweep Program	X	X	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X		X	X	X	X	X	X	X	X
Cyber Security Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives			X	X	X	X	X	X	X	X	X
Forward Foreign Currency Contracts and Options on Foreign Currencies			X	X	X	X	X	X	X	X	X
Futures Contracts			X	X	X	X	X	X	X	X	X
Hybrid Instruments						X	X	X	X	X
Options, Futures and Related Risks			X	X	X	X	X	X	X	X	X
Swaps, Caps, Floors and Collars				X	X	X	X	X	X	X	X
Emerging Markets		X	X	X	X	X	X	X	X	X	X
Equity Securities	X	X				X	X	X	X	X	X
Eurodollar and Yankee Bank Obligations					X	X	X	X	X	X	X
Exchange Traded Funds	X	X	X	X	X	X	X	X	X	X	X
Exchange Traded Notes						X	X	X	X	X
Fixed Income Securities	X	X	X	X	X	X	X	X	X	X	X
Floating and Variable Rate Obligations				X	X	X	X	X	X	X	X
Foreign Currency Exchange - Related Securities	X	X	X	X	X	X	X	X	X	X	X
Foreign Securities	X	X	X	X	X	X	X	X	X	X	X
Global Financial Markets	X	X	X	X	X	X	X	X	X	X	X
High Yield/High Risk Securities	X	X	X	X	X	X	X	X	X	X	X
Illiquid Investments, Rule 144A Securities, and Section 4(a)(2) Securities	X	X	X	X	X	X	X	X	X	X	X
Inverse Floating Rate Obligations				X	X	X	X	X	X	X	X
Investment Company Securities	X	X	X	X	X	X	X	X	X	X	X
Money Market Securities	X	X	X	X	X	X	X	X	X	X	X
Mortgage Dollar Roll Transactions				X	X	X	X	X	X	X	X
Mortgage-Related Securities		X	X	X	X	X	X	X	X	X	X
Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Other Depositary Receipts (CDRs, EDRs, GDRs)			X	X	X	X	X	X	X	X
Real Estate Securities	X	X		X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X
Short Sales						X	X	X	X	X	X
Short-Term Trading	X	X	X	X	X	X	X	X	X	X	X
Sovereign and Supranational Debt Obligations		X		X	X	X	X	X	X	X
Special Risk Factors Affecting Brazil			X
Special Risk Factors Affecting China			X	X
Special Risk Factors Affecting India			X		X
Special Risk Factors Affecting Russia			X

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Type of Investment or Technique	Equity Funds		Global Funds			World Selection Funds					Short Duration Fund
	Growth Fund	Opportunity Fund and Advisor Opportunity Fund	BRIC Equity Fund	China Equity Fund	India Equity Fund	Aggressive Strategy Fund	Balanced Strategy Fund	Conservative Strategy Fund	Moderate Strategy Fund	Income Strategy Fund
U.S. Government Securities	X	X	X	X	X	X	X	X	X	X	X
Warrants	X		X	X	X	X	X	X	X	X
When-Issued and Delayed-Delivery Securities			X	X	X	X	X	X	X	X	X
Writing Covered Calls						X	X	X	X	X
Zero Coupon Obligations				X	X	X	X	X	X	X	X

AMERICAN DEPOSITARY RECEIPTS

The Funds may invest in ADRs. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Funds may invest in either type of ADR.

Although a U.S. investor (such as a Fund) holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Funds may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Funds’ custodian in five days. The Funds may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency. Other types of depositary receipts are discussed under “Other Depositary Receipts” in this section.

ASSET-BACKED SECURITIES

The Funds may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, including auto loans, credit card receivables, home equity loans, and student loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s

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ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

The World Selection Funds may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations (“S&Ls”). As a temporary defensive measure, the Short Duration Fund, China Equity Fund and India Equity Fund, may also invest in such obligations.

Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. Time deposits maturing in more than seven days and subject to withdrawal penalties will be subject to each Fund’s restriction on investments in illiquid securities.

The Funds will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks that do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks and foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities that may be purchased by the Funds.

The Funds may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.

BRADY BONDS

The Funds may invest a portion of their assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. Government securities.

Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal

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to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

CASH SWEEP PROGRAM

Each Fund may participate in a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, a Fund’s uninvested cash balances are used to purchase Class I Shares of the HSBC Prime Money Market Fund (the “Prime Money Market Fund”). The Cash Sweep Program can reduce exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. Class I Shares of the Prime Money Market Fund sold to and redeemed from a Fund will not be subject to a sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, in connection with the purchase, sale, or redemption of such shares by a Fund, or the advisory fee for the investing Fund will be waived in an amount that offsets the amount of such sales charges and/or service fees incurred by that Fund. The SEC recently adopted significant changes to the rules that govern money market funds in a manner that cannot be fully predicted. More detailed information about the Prime Money Market Fund and money market funds in general may be found in their current Prospectus and the separate SAI that includes the various HSBC Money Market Funds and under “MONEY MARKET SECURITIES” in this section.

CONVERTIBLE SECURITIES

The Funds may invest in securities that are convertible into common stock. Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company’s common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value, and the option to convert to common shares becomes more valuable. Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. See “Equity Securities” in this section.

Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

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CYBER SECURITY RISK

The Funds face greater risks of cyber security breaches because of the broad use of technology such as computer systems and the internet that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting data that is maintained online or digitally, denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund or its investment adviser, subadviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund. These cyber-attacks have the ability to cause disruptions and impact business operations, to result in financial losses, to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Funds and their investment adviser have instituted risk management systems designed to minimize the risks associated with cyber security. However, it is not certain that these systems will succeed, especially because the Funds do not directly control the cyber security systems of the service providers to the Funds, their trading counterparties, or the issuers in which a Fund may invest.

DERIVATIVES

The Funds (except the Growth Fund, Opportunity Fund and Advisor Opportunity Fund) may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or “derived” from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with the use of derivatives, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may use derivatives for hedging purposes or cash management purposes, as a substitute for investing directly in securities, or as part of a strategy to gain exposure to characteristics of investments in foreign markets through efficient portfolio management techniques. When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective. Included in the foregoing are investments in derivatives to create synthetic foreign bond positions. Certain Funds (as reflected in the Prospectuses or in other sections of this SAI) may use derivatives to seek to enhance return when the Adviser believes the investment will assist the Fund in achieving its investment objectives.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a Fund may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, a Fund will be subject to increased liquidity risk.

Also, any additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of a Fund’s derivatives transactions and cause the Fund to lose value.

The risks associated with derivatives are heightened when the Adviser uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the Adviser’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

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Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so.

Forward Foreign Currency Contracts And Options On Foreign Currencies

The Funds may enter into forward foreign currency contracts and options on foreign currencies. Forward foreign currency exchange contracts (“forward contracts”) are generally intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. By entering into transactions in forward contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses that will reduce its gross income. Forward contracts are typically traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security.

The Short Duration Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. See “Options and Futures and Related Risks” in this section.

The Short Duration Fund may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, the Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with a Fund’s obligation under the forward contract. On the date of maturity, a Fund may be exposed to some risk of loss from fluctuations in that currency. When a Fund enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the U.S. dollar value of securities denominated in a foreign currency or protecting the U.S. dollar-equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates. The Funds that may use derivatives to enhance their returns may enter into transactions in forward contracts for purposes other than hedging, which presents greater profit potential but also involves increased risk of losses that will reduce their gross income. If the expected changes in the value of the currency occur, a Fund will realize profits that will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses that will reduce its gross income. Such transactions, therefore, could be considered speculative.

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Futures Contracts

The Funds may buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as “stock index futures”), (2) an individual stock (“single stock futures”), (3) other broadly-based securities indices (these are referred to as “financial futures”), and (4) foreign currencies. A broadly-based stock index is used as the basis for trading stock index futures. They may, in some cases, be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date.

A Fund may enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if a Fund owns long-term bonds, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of a Fund’s futures contracts would increase at approximately the same rate, thereby keeping the net asset value (“NAV”) of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, the Fund may purchase a futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the Fund of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the Fund will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, a Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as “margin.” The initial deposit required will vary, but may be as low as 2% or less of a contract’s face value. Daily thereafter, the futures contract is valued through a process known as “marking to market,” and a Fund may receive or be required to pay additional “variation margin” as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in

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bonds with short maturities when interest rates are expected to increase. However, since the futures market can be more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell a Fund’s portfolio securities.

The ability to hedge effectively all or a portion of a Fund’s portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value of securities held in the Fund’s portfolio. If the securities (or the securities comprising the index) underlying a futures contract are different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and a Fund could sustain losses on the hedging transactions that would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses on both the hedging transaction and the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transactions had not been undertaken.

The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for a Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, position limits, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Investments in futures contracts also entail the risk that if the Adviser’s investment judgment about the general direction of interest rates is incorrect, a Fund’s overall performance may be poorer than if the Fund had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fund’s portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the Fund’s futures positions. In addition, in such situations, if a Fund has insufficient cash, bonds may have to be

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sold from the Fund’s portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices that reflect the rising market.

Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions that may be held by a trader, whether acting alone or in concert with others.

When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with a Fund’s custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The Underlying Funds of the World Selection Funds may enter into futures contracts, including those on fixed income securities or indexes of municipal securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

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Options, Futures And Related Risks

The Funds may invest in options and futures contracts to the extent set forth in the Prospectuses and this SAI. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of a Fund. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit the potential of a Fund to realize gains as well as limit their exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position.

Options on Securities. A “call option” is a contract sold for a price (the “premium”) giving its holder the right to buy a specific number of shares of stock at a specific price on or prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if a Fund writes an option which expires unexercised or is closed out by a Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to a Fund’s position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option a Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by a Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

A Fund may also write combinations of put and call options on the same security, a practice known as a “straddle.” By writing a straddle, a Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and a Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option on a portfolio security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then-current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by a Fund

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solely for hedging purposes, and may involve certain risks that are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit a Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Options on Securities Indices. A Fund may cover call options on securities indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.

A Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund’s investment. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Fund’s security holdings.

The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in

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purchasing calls on securities the Fund owns.

Risk Factors:

Imperfect Correlation of Hedging Instruments with a Fund’s Portfolio. The ability of a Fund to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund’s portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, a Fund’s hedging strategy may not be successful and the Fund could sustain losses on its hedging strategy that would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, futures contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and on the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, a Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where a Fund enters into forward contracts as a “cross hedge” (i.e., the purchase or sale of a forward contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Fund incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the futures contract or forward contract approaches.

The trading of options, futures contracts and forward contracts also entails the risk that, if the Adviser’s judgment as to the general direction of interest or exchange rates is incorrect, a Fund’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates, and rates instead decline, the Fund will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

Certain Funds may each purchase and write options not only for hedging purposes, cash management, or to simulate investments in otherwise permissible securities, but also for the purpose of attempting to increase its return. As a result, those Funds will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and a Fund could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on a Fund’s ability effectively to hedge

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its portfolio.

The liquidity of a secondary market in an option or futures contract may be adversely affected by “daily price fluctuation limits,” established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent a Fund from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on Futures Contracts. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

Risk of Potential Government Regulation of Derivatives. It is possible that additional government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Funds engage in derivatives transactions could also prevent the Funds from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has changed the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter derivatives, including financial instruments such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the over-the-counter derivatives market, grants significant new authority to the SEC and the CFTC to regulate over-the-counter derivatives and market participants, and will require clearing and exchange trading of many over-the-counter derivatives transactions.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many over-the-counter derivatives transactions. The CFTC, SEC and other federal regulators are issuing the rules and regulations that enact the provisions of the Dodd-Frank Act. Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Funds. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the

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rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective. New requirements, even if not directly applicable to the Funds, including capital requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which a Fund will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for a Fund to respond in a timely manner.

In addition, over-the-counter derivatives transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund’s position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter derivatives transactions are not subject to the performance guarantee of an exchange clearing house and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the CFTC has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations that would make it difficult or impossible for a Fund to enter into the trading strategies identified herein or to liquidate existing positions.

As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. A Fund may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by a Fund is exercised or the Fund is unable to close out a forward contract it has entered into. In addition, a Fund may elect to take delivery of such currencies. Under such circumstances, a Fund may promptly convert the foreign currencies into dollars at the then-current exchange rate. Alternatively, a Fund may hold such currencies for an indefinite period of time if the Adviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Adviser anticipates favorable movements in such rates.

While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes a Fund to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could also adversely affect a Fund’s hedging strategies. Certain tax requirements may limit the extent to which a Fund will be able to hold currencies.

Swaps, Caps, Floors And Collars

The Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by

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reference to a specified index and agreed upon notional amount. The term “specified index” includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

The Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

As a result of the Dodd-Frank Act and related regulatory developments, certain standardized swaps are now subject to mandatory central clearing and trade execution requirements. Unlike uncleared swaps (negotiated bilaterally and traded over-the-counter), cleared swaps must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as the central counterparty to the transaction. Mandatory clearing and exchange-trading will occur on a phased-in basis based on a number of factors. Currently, the CFTC has designated the most common types of credit default index swaps and interest rate swaps as subject to mandatory central clearing, and certain public trading facilities have made those types of swaps available for trading. It is expected that additional types of swaps will become subject to central clearing and exchange-trading requirements in the future. While central clearing and exchange-trading is intended to reduce counterparty and credit risk, they do not eliminate these types of risks from a transaction. Cleared and exchange-traded swaps may still cause a Fund to lose money.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

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EMERGING MARKETS

The Funds may invest in emerging markets to the extent set forth in the Prospectuses or in other sections of this SAI, and these investments present greater risk than investing in foreign issuers in general.

A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on a Fund’s investments. Investing in many former communist or socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy. It is possible, particularly in markets in emerging market countries, that purported securities in which the Funds invest may subsequently be found to be fraudulent and as a consequence the Funds could suffer losses.

Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of an investor between different countries; difficulties in invoking the legal process outside the United States and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and adversely impact the global trading market for emerging market instruments. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, an investor may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing local and State laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of an investor are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on an investor (such as a Fund) and its investments.

For Funds other than the World Selection Funds, the term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the partial or complete ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by a Fund.

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Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds’ assets should these conditions recur.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The issuers of the sovereign debt securities in which the Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer’s balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market’s trading partners could also adversely affect the country’s exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than U.S. dollars or non-emerging market currencies, their ability to make debt payments denominated in U.S. dollars or non-emerging market currencies could be affected.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Liquidity, Trading Volume, and Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The lack of liquidity could have an adverse effect on the value of a Fund’s holdings, and on a Fund’s ability

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to dispose of such holdings in response to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the stocks of countries that may be selected by the Adviser for purchase or sale by a Fund may have insufficient market liquidity to allow the relevant Fund to purchase such stocks in such amounts or at such prices as the Adviser may deem reasonable for investment under such strategy and/or there may not be a readily available means by which the Fund can gain exposure to such country’s securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of a Fund to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.

The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

Disclosure and regulatory standards in emerging markets are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers are not subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002, which imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the United States. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. There is also less publicly available information about lesser developed and emerging market companies than U.S. companies.

Default, Legal Recourse. The Funds may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund’s ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer’s willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Certain Risks of Holding Assets Outside the United States. A Fund generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently

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organized or new to the foreign custody business, and therefore expose a Fund to additional risk. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in higher operating expenses for the Fund as compared to funds that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Withholding. Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund’s NAV may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Foreign Currencies. A Fund’s investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the Fund’s portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund’s NAV.

EQUITY SECURITIES

The Funds may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to

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holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. These companies may be in the developmental stage or may be older companies undergoing significant changes. As a result, the prices of Small-Cap companies may rise and fall more sharply. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

EURODOLLAR AND YANKEE BANK OBLIGATIONS

The Funds may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

EXCHANGE TRADED FUNDS

ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money. In addition, because they, unlike other investment companies, are traded on an exchange, ETFs are subject to the following risks: (i) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (ii) an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. See also “Investment Company Securities” below.

EXCHANGE TRADED NOTES

The Funds (and certain of the Underlying Funds) may invest in ETNs, which are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An investor’s decision to sell its

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ETN holdings may also be limited by the availability of a secondary market. If an investor must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If an investor holds its investment in an ETN until maturity, the issuer will give the investor a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME SECURITIES

The Funds may invest in fixed income securities. To the extent a Fund invests in fixed income securities, the value of the Fund’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. A Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

Recent outflows in the fixed income market could impose difficulties on dealers because the increase over the past decade of assets in bond mutual funds and ETFs has not been matched with a proportionate increase in dealer capacity. As such, dealer inventories appear to be at an all-time low, relative to the market size. This reduction in market-making capacity by dealers has the potential to decrease liquidity and increase volatility in fixed income markets.

For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A security that has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See “Foreign Securities” below.

FLOATING AND VARIABLE RATE OBLIGATIONS

Certain fixed income securities that the Funds may purchase may have a floating or variable rate of interest. The interest payable on instruments with floating or variable rates of interest changes in accordance with specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under “Foreign Securities,” below.

Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The Funds may also buy variable rate master demand notes. The terms of the obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the

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borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the relevant Fund’s investment in money market instruments.

Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on U.S. Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date that may range up to 30 years from the date of issuance.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

The Funds may invest in foreign currency exchange-related securities.

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) (“CEWs”(SM)), are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase

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additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the “OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

The Short Duration Fund has no current intention of investing in CEWs(SM), PERLs(SM) or PIPs(SM).

FOREIGN SECURITIES

The Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, social, political and regulatory risks. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of a Fund, political or financial instability, the imposition of economic sanctions, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S.

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dollar. The currency in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

Euro-Related Risks. The recent global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn that could significantly affect the value of a Fund’s European investments. The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is possible that EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative.

GLOBAL FINANCIAL MARKETS

Global economies and financial markets are becoming increasingly interconnected social, political and economic conditions (including recent instability and volatility) and events (including armed conflicts and natural disasters) in one country, region or financial market, including a country, region or market in which a Fund has not invested, may adversely impact issuers in a different country, region or financial market, including a country, region or market in which a Fund has not invested. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause a Fund to underperform other types of investments.

The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention may also change the way in which a Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the European Union, which could disrupt global markets and affect the liquidity and value of a Fund’s investments, regardless of whether the Fund has significant exposure to European markets. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect a Fund’s investments in ways that are unforeseeable.

In addition, in the United States, total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy. In 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the United States, which may affect the market price and yields of certain U.S. Government securities.

HIGH YIELD/HIGH RISK SECURITIES

The Funds may invest in high yield/high risk securities. Securities rated lower than Baa by Moody’s, or lower than

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BBB by S&P, are referred to as “non-investment grade,” “high yield” or “junk” bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. A description of the ratings used herein and in the Prospectuses is set forth in Appendix A to this SAI.

Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Funds to achieve their investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities that pay interest periodically and in cash. The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily NAV of the Funds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The adoption of new legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any future legislation, and the probability of such legislation being enacted, is uncertain.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(a)(2) SECURITIES (ALL FUNDS)

Each Fund may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by each Trust’s Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A or Section 4(a)(2) security is liquid and thus not subject to a Fund’s limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the

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security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities. Unaffiliated Underlying Funds that are mutual funds may have similar policies.

INVERSE FLOATING RATE OBLIGATIONS

The Fund may invest in inverse floating rate obligations (“inverse floaters”). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London InterBank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater Collateralized Mortgage Obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

INVESTMENT COMPANY SECURITIES

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, a Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses a Fund’s shareholders directly bear in connection with a Fund’s own operations.

Generally, under the 1940 Act and related rules, a Fund may purchase an unlimited amount of shares of an affiliated fund or a money market fund. A Fund may also purchase shares of an unaffiliated fund as long as: (i) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds); (ii) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company; or (iii) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies. A Fund may exceed the limits if (i) the unaffiliated fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the unaffiliated fund and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

The World Selection Funds invest primarily in a combination of Affiliated Underlying Funds and Unaffiliated Underlying Funds, to the extent permitted by the 1940 Act. Under the 1940 Act, the World Selection Funds may purchase an unlimited amount of shares of any Affiliated Underlying Fund. In addition, with respect to purchasing shares of any Unaffiliated Underlying Funds, the World Selection Funds are generally subject to the following restrictions, depending on the circumstances:

•	If the Fund invests in shares of Unaffiliated Underlying Funds in reliance on Section 12(d)(1)(A) of the 1940 Act, (i) the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETFs or mutual funds); (ii) a Fund may not own more than 3% of the outstanding voting stock of any one investment company; and (iii) a Fund may not invest more than 10% of its total assets in the securities of other investment companies.

•	If the Fund invests in shares of Unaffiliated Underlying Funds in reliance on Section 12(d)(1)(F) of the 1940 Act and Rule 12d1-3 thereunder, the holdings of the Fund and all of its affiliated persons (including other Funds) in an Unaffiliated Underlying Fund are limited to 3% of the total
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outstanding shares of the Unaffiliated Underlying Fund, measured at the time of purchase. In addition, the Unaffiliated Underlying Funds whose shares are held pursuant to this exception may limit redemptions payable to the investing Funds to 1% of the Unaffiliated Underlying Fund’s total outstanding shares during any period of less than thirty days.

The Trust may, in the future, seek to achieve the investment objective of the BRIC Equity Fund, China Equity Fund and India Equity Fund by investing all of their assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as the Funds (i.e., under a master/feeder arrangement). In such event, the investment advisory contracts for the Funds would be terminated. Such change would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Funds were to continue to be invested directly in portfolio securities.

Investments in securities issued by other investment companies present the following risks:

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause a Fund to underperform other similar funds or cause you to lose money, and that a Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that a Fund may invest in underlying funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the underlying funds or otherwise.

MONEY MARKET SECURITIES

Each Fund’s investments in money market instruments will consist of: (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Adviser ; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the Prime Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

The SEC recently adopted significant changes to the rules that govern money market funds. Among other things, these changes will: (1) permit a money market fund to impose a fee (up to 2%) on redemptions from the money market fund and/or temporarily restrict redemptions from the money market fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. Government money market funds, which generally are money market funds that invest in cash, U.S. government securities and/or related repurchase agreements, are exempt from these requirements. There are a number of other changes under the revised rules that relate to diversification, disclosure, reporting and stress testing requirements. These changes will affect a money market fund's operations, investment strategies, performance and yield in a manner that cannot be fully predicted.

MORTGAGE DOLLAR ROLL TRANSACTIONS

A Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, a Fund will not be entitled to receive any interest or principal paid on the securities sold. A Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. A Fund may also be compensated by receipt of a commitment fee.

MORTGAGE-RELATED SECURITIES

The Funds may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently

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offer yields higher than those available from many other types of fixed income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year FNMA 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case, the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

Investment in mortgage-backed securities poses several risks, including interest rate, prepayment, market, and credit risk. Interest rate risk reflects the risk that, as interest rates rise, the value of mortgage-backed securities generally can be expected to fall. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the

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mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In May 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In December 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

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FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The steps taken in connection with the conservatorship are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain

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highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

The assets underlying mortgage-related securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any

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payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-

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only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

OPERATIONAL RISK

The Funds’ investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

OTHER DEPOSITARY RECEIPTS (CDRS, EDRS, GDRS)

The Funds may invest in securities that trade in the form of depositary receipts. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The Funds may invest in EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an

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unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass-through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

REAL ESTATE SECURITIES

The Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. Failure to comply with federal tax requirements may affect the value of the REIT, which could have adverse consequences on the Fund REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, terrorist acts, demographic trends, liability to third parties for damages resulting from the environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants, and changes in interest rates.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements collateralized by U.S. Government securities, U.S. Treasuries, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, a Fund will seek to liquidate such collateral. The exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund

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may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. While the management of the Trusts and the Portfolio Trust acknowledge these risks, it will attempt to control such risks through stringent security selection criteria and careful monitoring procedures.

SHORT SALES

The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

SHORT-TERM TRADING

The Funds may engage in short-term trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management’s view to achieve the investment objective of a Fund. A change in the securities held by a Fund is known as “portfolio turnover.” Management does not expect that in pursuing a Fund’s investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with each Fund’s investment objective. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing a Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to a Fund.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

The Funds may invest in sovereign and supranational debt obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as

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economic factors. The total public debt of governments as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high levels of debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns.

SPECIAL RISK FACTORS AFFECTING BRAZIL

BRIC Equity Fund may invest in securities of Brazilian issuers. Investing in Brazil involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Brazil is the largest country in South America, the fifth largest in the world in both area and population and is home to vast amounts of natural resources. Brazil’s population in 2010 was estimated at about 191 million people who are descendants from indigenous tribes and European immigrants. This multiracial population lives in diverse socio-economic conditions, from the urban cities of Sao Paolo to the undeveloped trading posts of the distant regions. Industrial development has been concentrated in specific areas. Brazil’s disenfranchised population is a source of many of the country’s social problems.

Characterized by large and well-developed agricultural, mining, manufacturing, and service sectors, Brazil’s economy outweighs that of all other South American countries and is expanding its presence in world markets. The three pillars of the economic program put in place by former President Cardoso and strengthened by former President Lula da Silva and current President Dilma Rousseff are a floating exchange rate, an inflation-targeting regime, and tight fiscal policy, all reinforced by a series of IMF programs that contribute to the resiliency of the Brazilian economy. The most important economic vulnerabilities of Brazil are unemployment and the large government debt burden in relation to Brazil’s small, but expanding export base.

The Brazilian government has exercised and continues to exercise substantial influence over many aspects of the private sector by legislation and regulation, including regulation of prices and wages. The Brazilian government has, in the past, limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of the real (Brazil’s currency), extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes. Future economic policies of the Brazilian government may also affect the liquidity of the Brazilian stock market.

Brazilian law imposes certain limitations and controls which generally affect foreign investors in Brazil. Under current Brazilian law, the Fund may repatriate income received from dividends and interest earned on, and net realized capital gains from, its investments in Brazilian securities. Exchange control regulations, which may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors, may limit the Fund’s ability to make sufficient distributions, within applicable time periods, to qualify for the favorable U.S. tax treatment afforded to regulated investment companies. In addition, under current Brazilian law, whenever there occurs a serious imbalance in Brazil’s balance of payments or serious reasons to foresee the imminence of such an imbalance, the Brazilian Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad.

SPECIAL RISK FACTORS AFFECTING CHINA

The BRIC Equity Fund and the China Equity Fund may invest in the securities of Chinese issuers. Investing in China involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Investments in China and Hong Kong. Investing in securities listed and traded in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies, securities or currency markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing, corporate governance, and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in China may have dealings with countries subject to sanctions or embargoes imposed by the U.S. and other developed country governments or identified as state sponsors of financial crime.

The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. As a result, the value of RMB, and the value of securities designed to provide exposure to RMB, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. Major remaining barriers to foreign investment include opaque and inconsistently enforced laws and regulations and the lack of a rules-based legal infrastructure. These and other factors may decrease the value and liquidity of a Fund's investments, and therefore the value and liquidity of an investment in a Fund. These and other factors could have a negative impact on a Fund’s performance.

The laws, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of a Fund’s portfolio. After the formation of the

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Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without compensation. There can be no assurance that the Chinese government will not take similar actions in the future.

Only recently has China loosened some of its controls with respect to foreign investment to permit private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth. However, there is no guarantee that the Chinese government will continue its current economic reforms or that the growth of the Chinese economy will be sustained in the future. Economic growth in China has historically been accompanied by periods of high inflation. If measures adopted by the Chinese government to counter inflation do not succeed, and if inflation were to worsen, the Chinese economy could be adversely affected.

The Chinese government continues to be an active participant in many economic sectors through ownership positions in Chinese companies and other forms of regulation. Certain government policies may result in the preferential treatment of particular sectors or companies and may have a significant effect on the Chinese economy. Exports and trade are integral to the Chinese economy. As a result, adverse changes to the economic conditions of China’s primary trading partners, such as the United States, Japan and South Korea, could adversely impact the Chinese economy.

China operates under a civil law system, in which court precedent is not binding. The law is controlled exclusively through written statutes. Because there is no binding precedent to interpret existing statutes, there is also uncertainty regarding the implementation of existing law.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. However, there is no guarantee that China will continue to honor Hong Kong’s autonomy, and China may change its policies regarding Hong Kong at any time. If China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Chinese Securities Markets. The China Securities Regulation Commission (“CSRC”) supervises the two official stock exchanges in mainland China, the Shanghai Stock Exchange and the Shenzhen Securities Exchange. The Shanghai and Shenzhen Stock Exchanges are substantially smaller, less liquid and more volatile than the major securities markets in the United States. In comparison to the mainland Chinese securities markets, the securities markets in Hong Kong are relatively well developed. Chinese securities markets have a limited operating history and are not as developed as those in the United States or some other countries.

Market regulation, disclosure and other regulatory standards in China are less stringent than in the United States. Chinese issuers generally disclose substantially less publicly available information than U.S. issuers are required to disclose. As a result, Chinese issuers may not make disclosure of certain material information. Additionally, Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers.

Investments in B-Shares, H-Shares, Red Chip Companies and P-Chip Companies. The BRIC Equity Fund intends only to invest in H-Shares and Red Chip Companies and the China Equity Fund intends to invest in B-Shares, H-Shares, Red Chip Companies and P-Chip Companies.

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B-Shares. B-Shares are shares of companies listed on the Shanghai or Shenzhen Stock Exchange and are quoted and traded in foreign currencies (currently Hong Kong Dollars and U.S. Dollars) and are generally the only class of shares listed on the Shanghai and Shenzhen Stock Exchanges available to foreign investors other than qualified foreign institutional investors (“QFIIs”). The market for B- Shares in China is relatively illiquid so that market opportunities will be limited as compared to other major international stock markets.

H- Shares. The Funds may invest in shares of Chinese companies that are listed on the Hong Kong Stock Exchange. H-Shares are traded in Hong Kong dollars and must meet Hong Kong’s listing and disclosure requirements. H-Shares may be traded by foreigners.

Red Chip Companies. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. Shares of such companies are traded in Hong Kong dollars on the Hong Kong Stock Exchange. Shares of Red Chip Companies may be traded by foreigners.

P-chip Companies. P-chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

Foreign Exchange Controls and Foreign Currency Considerations. Chinese law requires that all domestic transactions must be settled in Chinese currency, the Renminbi, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from Renminbi. Foreign investors may only exchange foreign currencies at specially authorized banks after complying with documentation requirements. These restrictions may adversely affect foreign investors. Additionally, there is currently no market in which the Funds may engage in hedging transactions to minimize Renminbi foreign exchange risk, and there can be no guarantee that instruments suitable for hedging currency will be available at any time in the future.

SPECIAL RISK FACTORS AFFECTING INDIA

The BRIC Equity Fund and India Equity Fund may invest in the securities of Indian issuers. Investing in India involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Investments by Foreign Institutional Investors. There are controls and restrictions exercised by the Indian government and Indian regulatory bodies over foreign investment in securities of Indian issuers. Those foreign investors qualified as “Foreign Institutional Investors” (“FIIs”) may invest predominantly in exchange traded securities (including securities that are to be listed or approved on the over-the-counter exchange of India) subject to the guidelines for Direct Foreign Investments by FIIs in India (the “Guidelines”) published in a September 14, 1992 Press Note issued by the Government of India, Ministry of Finance, Investment Division. To qualify to trade in India, an FII must apply for registration to the Securities and Exchange Board of India (“SEBI”) and to the Reserve Bank of India. SEBI is instructed by the Guidelines to consider the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. A FII must seek renewal of this status every five years, for which there can be no guarantee that regulatory approval will be forthcoming. FIIs are required to observe certain investment restrictions, including an ownership ceiling.

There is no assurance that any of the aforementioned investment control regimes will not be changed or modified in any way that may make it more difficult or impossible for the India Equity Fund and the BRIC Equity Fund to implement their investment objectives or repatriate their income, gains and initial capital.

Investment Factors Unique to India. The government of India exercises significant influence over many aspects of the Indian economy, and the number of public sector enterprises in India is substantial. Accordingly, government actions in India in the future could have a significant effect on its economy, which could affect private sector companies, market conditions, and prices and yields of Indian securities.

Religious and border disputes persist in India. India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. Several Indian states have active separatist movements that

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the government is confronting. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is unable to control the negative effects of these tensions, including violence and civil disruptions, the results could destabilize the economy.

Exchange Controls and the Ability to Repatriate Investments. The Indian Foreign Exchange Management Act, 1999 and the rules, regulations and notifications issued thereunder control the ability of the Funds to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from investments in Indian securities. There is no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to FIIs in such a way that may adversely affect the ability of the Funds to repatriate their respective income and capital in the future. Such a condition may prompt the Board of Trustees to suspend redemptions for an indefinite period. If for any reason a Fund is unable, through borrowing or otherwise, to distribute an amount equal to substantially all of their respective investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, the Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the U.S. Code.

Limited Share Ownership. A limited number of persons or entities hold a high proportion of the shares of many Indian issuers. This limits the number of shares available for investment by the Funds. In addition, further issuances, or the perception that such further issuances may occur, of securities by Indian issuers in which the Funds have invested could dilute the earnings per share of the Funds’ investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Funds’ investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect the Funds’ ability to acquire or dispose of securities at the price and time that it desires.

Indian stock exchanges, including The Stock Exchange, Mumbai and the National Stock Exchange of India, have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they reoccur, could affect the market price and liquidity of Indian securities. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. There have also been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others.

SPECIAL RISK FACTORS AFFECTING RUSSIA

The Fund may invest in securities of Russian issuers. Investing in Russia involves risk and special considerations not typically associated with investing in other more established economies or securities markets. These risks are described in greater detail below.

Since the breakup of the Soviet Union in December of 1991, Russia has experienced and continues to experience dramatic political and social instability, that is also manifested in increased crime rates, terrorism, public corruption and conflicts that could rise to the level of regional war. In addition, the governmental efforts of transforming the economy into an efficient structure enabling Russia to compete in international markets and serve the needs of its citizens have failed to date. In this unstable environment it is very difficult to predict how dramatically economic policies implemented by the government in the future would affect foreign investors.

The relatively recent formation, inexperience, extreme price volatility, illiquidity, low trading volume and the limited issuer representation of few industry sectors of the Russian securities market present a variety of problems that are not encountered on more developed national securities markets. The delays in the Russian share registration system or share custody by licensed Russian sub-custodians could affect efficient portfolio maintenance and timely execution of transactions thereby presenting a potential for loss. In addition, should a loss occur due to an error it may be problematic to obtain and/or enforce legal judgment, especially in light of the fact that investor regulatory protection in general and foreign investor protection in particular is limited. There are less stringent auditing and financial reporting standards compared to those that apply to issuers in the U.S. and the available statistical

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information could be inaccurate. As a result, it is very difficult to obtain material information about issuer or to assess the financial condition of Russian companies.

Investments in Russia are particularly subject to the risk that significant economic sanctions may be imposed by the United States and/or other countries on a Russian issuer in which a Fund may invest or has already invested. The impact of such sanctions has the potential to affect a broad variety of sectors, including energy, financial services and defense, among others, which may negatively impact a Fund's performance and/or ability to achieve its investment objective. For example, certain investments that a Fund would otherwise pursue may be prohibited and/or existing investments may become illiquid in the event transactions in those investments become prohibited. Any of these events could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. Countries can impose economic sanctions suddenly and without warning.

Russia’s dependence on the export of its commodities makes it vulnerable to any weakening in global demand for these commodities that could put devaluation pressure on the exchange rate. These adverse currency exchanges rates and the lack of available currency hedging instruments present a high degree of currency risk to foreign investors.

There is a great risk that nationalization, expropriation, dilution, default, excessive or confiscatory taxation, devaluation similar to the August 1998 sudden ruble devaluation would take place that could potentially involve total loss of investments.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities to the extent set forth in the Prospectuses and this SAI. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

WARRANTS

A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, a Fund could miss a favorable price or yield opportunity or suffer a loss.

The Short Duration Fund may invest in “when-issued” municipal obligations. New issues of municipal obligations may be offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time the Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time the Fund commits to purchase the “when-issued” or “forward delivery” municipal obligation and the time delivery and payment are made, the “when-issued” or “forward delivery” municipal obligation is treated as an asset of the Fund and the amount that the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No

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interest on a “when-issued” or “forward delivery” municipal obligation is accrued by the Fund until delivery occurs. Although the Fund only makes commitments to purchase “when-issued” or “forward delivery” municipal obligations with the intention of actually acquiring them, the Fund may sell these obligations before the settlement date if deemed advisable by the Adviser.

Purchasing municipal obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” or “forward delivery” municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the “when-issued” or “forward delivery” municipal obligation before the settlement date or if a Fund sells other obligations from the Fund’s portfolio in order to meet the payment obligations, the Fund may realize a capital gain, which is not exempt from federal income taxation.

Municipal obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in a Fund’s portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a “when-issued” or “forward delivery” basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Short Duration Fund enters into a transaction on a “when-issued” or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the “when-issued” or “forward delivery” commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of a Fund’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, the Fund’s obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than a Fund’s payment obligations).

WRITING COVERED CALLS

The Funds may seek to earn premiums by writing covered call options against some of the securities in their portfolios provided the options are listed on a national securities exchange. A call option is “covered” if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. A Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

A Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium.

ZERO COUPON OBLIGATIONS

The Funds may invest in zero coupon obligations, which are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. A Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund’s distribution obligations, in which case the Fund will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater

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price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor.

PORTFOLIO TURNOVER

For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds.

The Adviser manages each Fund generally without regard to restrictions on portfolio turnover. In general, a Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for a Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing a Fund’s portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to each Fund, including brokerage commissions, and the realization of capital gains that are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

For the fiscal years ended October 31, 2014 and 2013, the portfolio turnover rate for each Fund or its Underlying Portfolio(s) was:

Fund(1)	2014	2013
Growth Fund(2)	68%	75%
Opportunity Fund(2)	66%	70%
Advisor Opportunity Fund(2)	66%	70%
Aggressive Strategy Fund(3)	116%	37%
Balanced Strategy Fund(3)	105%	35%
Moderate Strategy Fund(3)	102%	30%
Conservative Strategy Fund(3)	104%	31%
Income Strategy Fund(3)	118%	48%

(1)	Global Funds and the Short Duration Fund have not commenced operations as of the date of the SAI.
(2)	For each of the Feeder Funds, the turnover rate is calculated based upon the Fund’s interest in the Underlying Portfolio in which the Fund invested.

(3)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the Funds’ investments.

If a Fund (or Portfolio) has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund (or Portfolio), and the realized capital gains and losses may be greater than those of a Fund (or Portfolio) with a lesser portfolio turnover rate. See “Portfolio Transactions” and “Tax Matters.”

PORTFOLIO TRANSACTIONS

For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds, and the term “Fund” includes the relevant Portfolio.

The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Funds. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although each Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. To the extent

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consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for a Fund with a broker-dealer affiliate of the Adviser.

The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

Generally, fixed income securities and money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, N.A. (“HSBC Bank”), the Adviser, a Fund or Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, a Fund or the Distributor may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trusts regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular

48

security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

If a Fund invests primarily in fixed income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Fund’s investment advisory contract, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

For the fiscal years ended October 31, 2014, 2013 and 2012, the Funds (or the corresponding Underlying Portfolios) paid aggregate brokerage commissions as shown in the following table:

Fund(1)	2014	2013	2012
Growth Portfolio(2)	$56,425	$79,446	$59,902
Opportunity Portfolio(2)	$240,854	$270,535	$207,534
Income Strategy Fund	$255	$2	$2(3)

(1)	The Short Duration Fund and the Global Funds have not commenced operations as of the date of this SAI. Each of the World Selection Funds bears a proportionate share of the amounts applicable to the Affiliated Underlying Funds, to the extent of its investment in the Affiliated Underlying Funds.
(2)	Each of the Feeder Funds bears a proportionate share of the amounts applicable to the Underlying Portfolio, to the extent of their investment in the Underlying Portfolio.
(3)	From March 20, 2012 through October 31, 2012.

During the fiscal year ended October 31, 2014, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2014. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trusts’ portfolio transactions during the their most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trusts during

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their most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trusts’ most recent fiscal year.)

Fund	Morgan Stanley	Raymond James
Growth Portfolio	$908,700	-
Opportunity Portfolio	-	$3,751,729
Aggressive Strategy Fund	-	-
Balanced Strategy Fund	-	-
Moderate Strategy Fund	-	-
Conservative Strategy Fund	-	-
Income Strategy Fund	-	-

DISCLOSURE OF PORTFOLIO HOLDINGS

The Boards of Trustees of the Trusts have adopted policies and procedures relating to disclosure of each Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to each Trust’s operation or useful to each Trust’s shareholders without compromising the integrity or performance of such Trust. Disclosure of information regarding the portfolio holdings of the Funds occurs only upon the determination, by the Trusts’ Chief Compliance Officer (“CCO”), that such disclosure is in the best interests of the Funds’ shareholders and that it does not present a conflict of interest between the shareholders and the Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, its principal underwriter, or any subadviser of the Funds.

Pursuant to applicable law, the Trusts are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trusts disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are also available, free of charge, on the Trusts’ website at www.investorfunds.us.hsbc.com.

The Trusts’ website also provides information about each Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trusts may publish the Funds’ full portfolio holdings thirty (30) days after the end of each month. This information is available until updated as of the following month. The information on the Trusts’ website is publicly available to all categories of persons.

The Trusts or the Adviser may share non-public holdings information of the Trusts sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trusts (including the Trusts’ custodian, the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trusts may share non-public holdings information with mutual fund ranking and NRSROs, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trusts or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trusts’ officers may authorize disclosure of the Trusts’ holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

The Trusts may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trusts’ CCO. The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons,

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except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

Currently, the Trusts have arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services (10 days after the end of each month), Morningstar (between 60-70 days after the end of each quarter), Bloomberg L.P. (60 days after the end of each quarter) and Standard & Poor’s Corporation (between 3-5 days after the end of each week).

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trusts, the Adviser and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

The Trusts, with respect to each Fund, and the Portfolio Trust, with respect to the Underlying Portfolios, have adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding voting securities” of a Fund or Portfolio. The term “majority of the outstanding voting securities” as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding “voting securities” are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities.” The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

ALL FUNDS

Each of the Funds is subject to the following non-fundamental restrictions, in addition to the fundamental and non-fundamental restrictions set forth below under the headings for each Fund:

1. The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

2. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

3. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trusts by the SEC.

4. The Fund may not directly purchase securities or other instruments issued by companies that manufacture cluster munitions or anti-personnel mines. The Adviser uses the definitions within the 1997 Mine Ban Treaty and the 2008 Convention on Cluster Bombs for guidance and implementation. The Fund may purchase securities of registered investment companies, ETNs or other pooled vehicles that invest in companies that manufacture cluster munitions or anti-personnel mines.

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SHORT DURATION FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of their assets in separate registered investment companies with substantially the same investment objectives):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7. purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7.

GLOBAL FUNDS

As a matter of fundamental policy, the Funds will not (except that none of the following investment restrictions shall prevent the Funds from investing all of their assets in separate registered investment companies with substantially the same investment objectives):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

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4. purchase or sell real estate, provided that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Funds may deal in forward foreign exchange transactions between currencies of the different countries in which they may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7. purchase any securities, which would cause 25% or more of the value of each Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7.

GROWTH FUND (GROWTH PORTFOLIO)

As a matter of fundamental policy, the Growth Fund (except that none of the following investment restrictions shall prevent the Trust from investing all of the Growth Fund’s assets in separate registered investment companies with substantially the same investment objective):

1. invest in physical commodities or contracts on physical commodities;

2. purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

3. make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio’s investment objective and policies;

4. borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

5. underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

6. acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio’s (Fund’s) total assets would be invested

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in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

7. issue senior securities, except as permitted under the 1940 Act;

8. with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s (Fund’s) total assets taken at market value would be invested in the securities of any single issuer; and

9. with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

As a matter of non-fundamental policy, the Fund will not:

1. enter into a futures contract if, immediately thereafter, the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of the Fund’s total assets. Moreover, the Fund will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options;

2. invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

As a matter of fundamental policy, each of the Opportunity Fund and Advisor Opportunity Fund will not (except that none of the following investment restrictions shall prevent the Trust or Advisor Trust from investing all of each Fund’s assets in a separate registered investment company with substantially the same investment objective):

1 . borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio’s (Fund’s) net assets, it may borrow money (including from a bank or through reverse repurchase agreements, forward roll transactions involving mortgage backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

2. underwrite securities issued by other persons except insofar as the Portfolio (Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

3. make loans to other persons except: (a) through the lending of the Portfolio’s (Fund’s) portfolio securities and provided that any such loans not exceed 30% of the Portfolio’s (Fund’s) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Fund) may hold and sell, for the Portfolio’s (Fund’s) portfolio, real estate acquired as a result of the Portfolio’s (Fund’s) ownership of securities);

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5. concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio’s (Fund’s) investment objective(s), up to 25% of its total assets may be invested in any one industry;

6. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

7. with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

The Opportunity Fund and Advisor Opportunity Fund are also subject to the following restrictions which may be changed by the respective Boards of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Trust or Advisor Trust from investing all of the assets of the Opportunity Fund or Advisor Opportunity Fund in a separate registered investment company with substantially the same investment objective).

As a matter of non-fundamental policy, the Opportunity Fund and Advisor Opportunity Fund will not:

1. purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities;

2. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio’s (Fund’s) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio’s (Fund’s) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) segregates with its custodian assets consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put, marked to market daily (this segregation must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

3. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio’s (Fund’s) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio’s (Fund’s) total assets.

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WORLD SELECTION FUNDS

As a matter of fundamental policy, each of the World Selection Funds will not (except that none of the following investment restrictions shall prevent the Trust from investing each of the World Selection Fund’s assets in a combination of Affiliated Underlying Funds, Unaffiliated Underlying Funds and the Prime Money Market Fund):

1. invest in physical commodities or contracts on physical commodities;

2. purchase or sell real estate, although the Funds may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3. make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with each Fund’s investment objective and policies;

4. borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that each Fund maintains asset coverage of at least 300% for all such borrowings;

5. underwrite the securities of other issuers (except to the extent that each Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

6. acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of each Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and

7. issue senior securities, except as permitted under the 1940 Act.

Each Fund is “diversified,” as defined by the 1940 Act.

PERCENTAGE AND RATING RESTRICTIONS (ALL FUNDS)

If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act and/or the rules thereunder with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIO TRUST

BOARD OF TRUSTEES

Overall responsibility for management of the Trusts rests with the Board of Trustees. The Trustees elect the officers of the Trusts and appoint service providers to manage the Trusts’ day-to-day operations. The Trustees meet regularly to discuss and consider matters concerning the Trusts and to oversee the Trusts’ activities, including the investment performance of the Trusts’ Funds and the operation of the Trusts’ compliance programs, and to evaluate and address risks associated with the Trusts’ activities.

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BOARD COMPOSITION AND LEADERSHIP STRUCTURE

The Board is currently composed of six Trustees, one of whom is an “interested person” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trusts (“Interested Trustee”) by virtue of her employment with the Adviser and five of whom are not an “interested person” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trusts (“Independent Trustees”). The Chairman of the Board is an Independent Trustee, and, among other duties and responsibilities, serves as a point person for communications between the Trustees and the Trusts’ management and service providers. The Board also has established an Audit Committee, a Valuation and Investment Oversight Committee, a Nominating and Corporate Governance Committee, and a Contracts and Expense Committee (the “Committees”) to facilitate the Trustees’ oversight of the management of those aspects of the Trusts’ operations. Each Committee has a Chair and certain Committees also have a Vice Chair. Each Committee’s responsibilities are discussed in greater detail below.

The Trustees interact directly with the Chairman of the Board, Chairs of the Committees, each other, the Trusts’ officers, and senior management of the Adviser and other service providers of the Trusts at scheduled meetings and between meetings, as appropriate. The Trustees seek to have an inclusive approach to oversight. For example, each Independent Trustee is a member of each of the Committees. The Independent Trustees regularly meet outside the presence of the Trusts’ management and are advised by independent legal counsel.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Trusts, potential conflicts of interest that could arise from these relationships and other risks that the Trusts may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities and for the Board and its Committees to make informed decisions on the affairs of the Trusts. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trusts’ operations is important, in light of the size and complexity of the HSBC Family of Funds and the risks that the fund complex faces. The Board and its Committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trusts, and the environment in which the Trusts operate, change.

BOARD’S ROLE IN RISK OVERSIGHT OF THE TRUSTS

The Board oversees risk management for the Trusts both directly and through its Committees, by working with the Trusts’ senior officers (including the Trusts’ President, CCO and Treasurer), portfolio management and other personnel of the Adviser, the Trusts’ independent registered public accounting firm (the “independent auditors”), legal counsel and personnel from the Trusts’ other service providers (collectively, “Trust personnel”) to identify, evaluate and seek means of mitigating risk. In this regard, the Board and its Committees request, receive and act on reports from Trust personnel on risk oversight and management, and the Trustees confer with each other and engage Trust personnel between Board meetings on such matters, as deemed appropriate.

The Board has adopted, on behalf of the Trusts, and periodically reviews with the assistance of the Trusts’ CCO, policies and procedures designed to address-risks associated with the Trusts’ activities. In addition, the Adviser and the Trusts’ other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trusts’ activities, and the Board receives and acts on reports from the Adviser and the Trusts’ other service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.

QUALIFICATIONS OF THE TRUSTEES

The names of the Trustees of the Trusts, their addresses, ages, positions held with the Trusts, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

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TRUSTEES

Name[1]	Position(s) Held With Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held By Trustee During the Past 5 Years[3]
	Independent Trustees
Thomas F. Robards Age: 68	Chairman and Trustee	2005 to present	Partner, Robards & Co. LLC (investment and advisory services) (2005 – present); Chief Financial Officer, American Museum of Natural History (2003 – 2004); Chief Financial Officer, Datek Online Holdings (2000-2003); Executive Vice President and Chief Financial Officer, Republic New York Corporation (1976 – 2000)	23	Ellington Financial LLC (NYSE listed financial services); and Ellington Residential Mortgage REIT (NYSE listed real estate investment trust)
Marcia L. Beck Age: 59	Trustee	2008 to present	Private Investor (1999 – present); Executive Vice President, Prudential Investments (1997 – 1999); President and Trustee, The Goldman Sachs Mutual Funds (1992 – 1996)	23	None
Susan C. Gause Age 62	Trustee	2013 to present	Private Investor (2003 – present); Chief Executive Officer, Dresdner RCM Global Investors and Allianz Dresdner Asset Management (2000 – 2002); Board Member, Dresdner Global Asset Management Board (2000 – 2002); Chief Operating Officer and Senior Managing Director, Dresdner RCM Global Investors (1998 – 2000)	23	Met Investors Series Trust; and Metropolitan Series Fund

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Name[1]	Position(s) Held With Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held By Trustee During the Past 5 Years[3]
Susan S. Huang Age 60	Trustee	2008 to present	Private Investor (2000 – present); Senior Vice President, Schroder Investment Management (2001 – 2004); Managing Director, Chase Asset Management (1995 – 2000)	23	None
Michael Seely Age: 68	Trustee	1987 to present	Private Investor (2003 – present); General Partner, Global Multi Manager Partners (1999 – 2003); President, Investor Access Corporation (1981 – 2003)	23	None
	Interested Trustee
Deborah A. Hazell[4] Age: 51	Trustee	2011 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. (2011 – present); President and Chief Executive Officer, Fischer Francis Trees & Watts (“FFTW”) (investment adviser) (2008 – 2011); Client Service, Business Development and Marketing Group, FFTW (1999 – 2008)	23	None
[1]	Each Independent Trustee may be contacted by writing to the Trustee, c/o Citi Fund Services, P.O. Box 182845 Columbus, OH 43218-3035, Attn: Richard A. Fabietti. Ms. Hazell may be contacted by writing to 452 Fifth Avenue New York, NY 10018.
[2]	Includes the Trust, the Advisor Trust, and the Portfolio Trust.
[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
[4]	Ms. Hazell is considered to be an “Interested Trustee” because she hold positions with HSBC Global Asset Management (USA) Inc.

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OFFICERS

Name, Address and Age	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard A. Fabietti 452 Fifth Avenue New York, NY 10018	President	One year; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 – present)
James D. Levy 452 Fifth Avenue New York, NY 10018	Vice President	One year; 2014 to present	Vice President,Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present); Vice President, Product Development, GE Asset Management Inc. (2007 – 2014)
Scott Rhodes* 3435 Stelzer Road Columbus, OH 43219-3035	Treasurer	One year; 2014 to present	Senior Vice President, Citi Fund Services (2010– present); Manager, Treasurer of Mutual Funds, and Broker-Dealer Treasurer and Financial Operations Principal, GE Asset AMangement Inc. (2005 – 2010)
Heather Melito-Dezan* 100 Summer Street Suite 1500 Boston, MA 02110	Assistant Secretary	One year; 2014 to present	Assistant Vice President, Regulatory Administration, Citi (2013 – present); Senior Specialist, Regulatory Administration, NGAM (2010 – 2013); Vice President and Manager, Regulatory Administration, BNY Mellon (2004 – 2010)
Frederick J. Schmidt* 1 Rexcorp Plaza Uniondale, NY 11556	Chief Compliance Officer	One year; 2004 to present	Director and Chief Compliance Officer, CCO Services, Citi (2004 – present)
* Mr. Rhodes, Ms. Melito-Dezanand Mr. Schmidt are also officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trusts based on a review of the experience, qualifications, attributes and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in some of the following fields: management, consulting, or board experience in the investment management industry; academic positions in relevant fields; management, consulting, or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a Trustee of the Trusts. Information indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

The Board’s Chairman, Mr. Robards, has governance and operating experience in banking, brokerage and specialty finance companies and serves as a director of several public companies. Mr. Robards has a BA from Brown University and an MBA from Harvard University. Mr. Seely was previously a general partner of a private investment company, as well as the president of a shareholder value enhancement firm, which combined investor relations, finance and strategy. He is a graduate of Dartmouth College and NYU’s graduate business school. Mses. Beck and Huang each have experience managing risk as well as portfolios of money market and fixed income instruments, respectively. Ms. Beck has also served as president and trustee of an unaffiliated mutual fund complex.

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She has a BA from Tufts University and an MBA from Columbia University. Ms. Huang has a BA in Economics, cum laude, from Princeton University and an MBA from Columbia University. Ms. Gause has significant experience in the financial services industry, having served as, among other things, Chief Executive Officer of Allianz Dresdner Asset Management. In that position, Ms. Gause was responsible for the day-to-day activities of the investment adviser of various registered open-end funds. Ms. Gause earned a B.S. in Biology, magna cum laude, with honors thesis, from Queens College and is a Certified Public Accountant. Ms. Hazell has significant experience in the financial services industry and is currently the Chief Executive Officer of HSBC Global Asset Management (USA) Inc. She earned a BA in Economics, magna cum laude, from New York University, and MA in Organizatioal Psychology from Columbia University and has series 3, 7, 24, 30 and 63 registrations. Previously, Ms. Hazell was the President and Chief Executive Officer of a global investment management firm that provided active, fixed income capabilities to institutional investors.

COMMITTEES

Audit Committee

The Audit Committee is comprised of all of the Independent Trustees of the Trusts. The Audit Committee is currently chaired by Ms. Beck. Ms. Beck and Mr. Robards are audit committee financial experts of the Trusts. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The Audit Committee (i) recommends to the Board of Trustees the selection, retention, compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee met four times during the most recent fiscal year.

Valuation and Investment Oversight Committee

The Valuation and Investment Oversight Committee is comprised of all of the Trustees of the Trusts. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Funds; (ii) the implementation and operation of the Trusts’ Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to the Money Market Funds; and (iii) the selection process for investment sub-advisers to series of the Trusts. The Valuation and Investment Oversight Committee met four times during the most recent fiscal year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is comprised of all of the Independent Trustees of the Trusts. The Committee is currently chaired by Ms. Gause. This Committee, among other things, (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; (v) reviews proxy voting guidelines, policies, and procedures and makes related recommendations to the Board; (vi) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group; and (vii) makes recommendations to the Board regarding the retention of professional liability insurance (D&O/E&O Insurance) and investment company fidelity bonds.

The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. Such recommendations should be forwarded to the President of the Trusts. The Nominating and Corporate Governance Committee met seven times during the most recent fiscal year.

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Contracts and Expense Committee

The Contracts and Expense Committee is comprised of all of the Independent Trustees of the Trusts. The Contracts and Expense Committee is currently chaired by Ms. Beck. The primary purpose of the Contracts and Expense Committee is to help ensure that the interests of the Funds and their shareholders are appropriately served by: (i) agreements and plans to which the Trusts are a party or direct beneficiary; and (ii) expenses payable by the Trusts and their series. The Contracts and Expense Committee met five times during the most recent fiscal year.

FUND OWNERSHIP

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trusts (which includes the other funds of the Trusts in addition to the Funds in this SAI) together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Family of Funds as of December 31, 2014.

Name of Trustee	Dollar Range of Equity Securities in the Advisor Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in HSBC Family of Funds
Non-Interested Trustees
Marcia L. Beck	None	$10,001-$50,000
Susan C. Gause	None	$10,001-$50,000
Susan S. Huang	None	None
Thomas Robards	None	$10,001-$50,000
Michael Seely	None	$50,001-$100,000
Interested Trustee
Deborah A. Hazell	None	Over $100,000

As of February 3, 2015, the Trustees and officers of the Trusts as a group beneficially owned less than 1% of the outstanding shares of the Funds.

TRUSTEE AND OFFICER COMPENSATION

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay Mr. Robards, as Chairman of the Board, an additional annual retainer of $30,000. For the fiscal year ended October 31, 2014, the following compensation was paid to the Trustees:

Compensation From the Funds	Non-Interested Trustees(1)
	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Alan S. Parsow(2)	Thomas F. Robards	Michael Seely
Growth Fund	$452.75	$441.26	$441.26	$326.20	$483.92	$452.79
Opportunity Fund	$93.72	$91.30	$91.30	$66.05	$100.27	$93.47
Aggressive Strategy Fund	$126.91	$123.36	$123.36	$73.13	$136.32	$125.39
Balanced Strategy Fund	$339.07	$329.63	$329.63	$195.93	$364.16	$335.12
Moderate Strategy Fund	$304.48	$295.94	$295.94	$173.85	$327.11	$300.68
Conservative Strategy Fund	$145.32	$141.26	$141.26	$83.00	$156.11	$143.53

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Income Strategy Fund	$9.43	$9.15	$9.15	$5.26	$10.15	$9.30
Advisor Opportunity Fund	$1,181.51	$1,151.48	$1,151.48	$851.85	$1,262.96	$1,181.23
Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (3)	N/A	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation From Funds and Fund Complex(4) Paid To Trustees	$165,225	$161,000	$161,000	$118,098	$176,766	$164,978

(1)	Ms. Hazell, an Interested Trustee, is not compensated from the Trusts for her service as an Interested Trustee.

(2)	Mr. Parsow retired as a Trustee in September, 2014.

(3)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.

(4)	For these purposes, the Fund Complex consisted of 21 Funds of the Trust, the Advisor Trust, and the Portfolio Trust as of October 31, 2014.

None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trusts and Citi (“Compliance Agreement”), Citi makes a Citi employee available to serve as the Trusts’ CCO. Under the Compliance Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of the Funds’ service providers. The Compliance Agreement also covers arrangements under which Citi employees serve the Trusts in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Compliance Agreement, the Trusts currently pay Citi $287,560 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

PROXY VOTING

The Trusts and the Portfolio Trust have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Funds’ Adviser and Subadvisers. The Proxy Voting Policies (or summaries thereof) of the Trusts and the Adviser and Subadvisers are attached as Appendices to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2014 is available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com, and (iii) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

HSBC Global Asset Management (USA) Inc. is the investment adviser to each Fund (and its Underlying Portfolio, as applicable) pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust or Portfolio Trust. For its services, the Adviser is entitled to a fee from each Fund or Portfolio, which is accrued daily and paid monthly, and which is based on the Fund’s or Portfolio’s daily net assets, at an annual rate as set forth below. In the case of the Equity Funds, these amounts do not include sub-advisory fees payable by the Trusts to the respective Subadvisers.

Fund or Portfolio	Fee
Growth Portfolio	0.175%
Opportunity Portfolio	0.25%
BRIC Equity Fund	0.80%
China Equity Fund	0.65%
India Equity Fund	0.65%
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Fund or Portfolio	Fee
Short Duration Portfolio	0.40%
Aggressive Strategy Fund*	0.25%
Balanced Strategy Fund*	0.25%
Moderate Strategy Fund*	0.25%
Conservative Strategy Fund*	0.25%
Income Strategy Fund*	0.25%

*The World Selection Funds have their own investment management agreement with the Adviser, and also bear their proportionate share of investment management fees charged to the Underlying Funds in which the World Selection Funds invest. The Adviser may voluntarily waive all or a portion of its management fee. The Adviser has done so for periods of operation during which a World Selection Fund’s Total Annual Fund Operating Expenses were above the World Selection Fund’s expense cap, as set forth in the applicable contractual expense limitation agreement.

The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with certain Funds under which it will limit total expenses of a Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses.) The expense limitations shall be in effect until March 1, 2016. These Agreements shall terminate upon the termination of the Advisory Contracts between the Trusts and the Adviser, or may be terminated upon written notice to the Adviser by the Trusts.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of advisory fees (including sub-advisory fees, where applicable) paid by the Funds or the Portfolios were as follows (in the case of the Feeder Funds, advisory fees paid by each Underlying Portfolio were borne indirectly by the Fund to the extent of its interest in the Underlying Portfolio):

Fund(1)	2014	2013	2012
Growth Portfolio	$476,486	$472,689	$512,293
Opportunity Portfolio	$1,819,094	$1,486,877	$1,180,005
Aggressive Strategy Fund(2)	$45,698	$45,246	$44,763
Balanced Strategy Fund(2)	$122,024	$127,157	$132,468
Moderate Strategy Fund(2)	$108,537	$112,877	$117,185
Conservative Strategy Fund(2)	$51,758	$56,024	$54,599
Income Strategy Fund(2)	$3,335	$2,846	$728(3)

(1)	The Global Funds and the Short Duration Fund have not commenced operations as of the date of this SAI.
(2)	Expense does not include deductions for waivers.
(3)	From March 20, 2012, through October 31, 2012.

The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of a Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

The Advisory Contract for each Fund or Portfolio will continue in effect through December 31, 2015. Thereafter, the Advisory Contract will continue in effect with respect to each Fund or Underlying Portfolio for successive periods not to exceed one (1) year, provided such continuance is approved at least annually by: (i) the holders of a majority of the outstanding voting securities of the Fund or Portfolio or by a Trust’s or the Portfolio Trust’s Board of Trustees; and (ii) a majority of the Trustees of a Trust or the Portfolio Trust who are not parties to the Advisory

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Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund or Portfolio without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank, which is a wholly-owned subsidiary of HSBC USA Inc., a registered bank holding company. No securities or instruments issued by HSBC USA Inc. or HSBC Bank USA, N.A. will be purchased for a Fund or Portfolio.

The Advisory Contract for each Fund or Portfolio provides that the Adviser will manage the portfolio of the Fund or Portfolio, either directly or through one or more subadvisers, and will furnish to the Fund or Portfolio investment guidance and policy direction in connection therewith. The Adviser has agreed to provide each Trust with, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund or the Portfolio. Pursuant to the Advisory Contract, the Adviser also furnishes each Trust’s Board of Trustees with periodic reports on the investment performance of each Fund and Portfolio.

If the Adviser were prohibited from performing any of its services for the Trusts or the Portfolio Trust under the Advisory Contract or the Support Services Agreement, it is expected that the Board would recommend to a Fund’s or Portfolio’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

The investment advisory services of the Adviser to the Funds and Portfolios are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

The Trusts, the Portfolio Trust, and the Adviser have each received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees of the appropriate Trust, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the appropriate Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 90 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 90 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the appropriate Trust’s Board of Trustees.

SUBADVISERS

For each of the Funds, as listed below, a Subadviser is responsible for the investment management of the Fund’s or Underlying Portfolio’s assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund or Portfolio directly with the issuers or with brokers or dealers selected by the Subadviser in its discretion.

The investment advisory services of each Subadviser are not exclusive under the terms of its sub-advisory agreement. The Subadviser is free to and does render investment advisory services to others.

The Subadviser also furnishes to the Boards of Trustees of the Trusts, which have overall responsibility for the business and affairs of the Trusts, periodic reports on its services and the investment performance of the relevant Fund.

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BRIC Equity Fund

HSBC Global Asset Management (France), located at Immeuble Ile de France – 4 place de la Pyramide-92800 Puteaux La Defense 9 in Paris, France, an affiliate of the Adviser, serves as the Subadviser to the BRIC Equity Fund. As of December 31, 2014, AMFR managed approximately $79.4 billion in assets. For its services to the Fund, AMFR receives a fee from the Adviser based on the average daily net assets of the Fund. This sub-advisory fee is 0.40%.

China Equity Fund and India Equity Fund

HSBC Global Asset Management (Hong Kong) Limited, located at Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong, an affiliate of the Adviser, serves as the Subadviser of the China Equity Fund and the India Equity Fund. As of December 31, 2014, AMHK managed approximately $63.3 billion in assets. For its services to the Fund, HSBC Hong Kong receives a fee from the Adviser based on the Fund’s average daily net assets. This sub-advisory fee is 0.55%.

Growth Fund (Growth Portfolio)

Winslow Capital Management, LLC, located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as the Portfolio’s Subadviser. For its services, the Subadviser receives a fee computed daily on the basis of the average daily net assets of all Winslow serviced funds and separate accounts affiliated with the Adviser, including the Fund, at an annual rate of 0.40% of the first $250 million of combined assets; 0.35% on the next $250 million of combined assets; 0.30% on the next $250 million of combined assets; 0.25% on the next $250 million of combined assets and 0.20% thereafter.

For the fiscal years ended October 31, 2014, 2013 and 2012 the Adviser paid sub-advisory fees of $337,960 $326,606 and $356,379, respectively, to Winslow for its services to the Portfolio.

Opportunity Fund and Advisor Opportunity Fund (Opportunity Portfolio)

Westfield Capital Management Company, L.P., located at One Financial Center, Boston, Massachusetts 02111, is the Opportunity Portfolio’s Subadviser. For its services, Westfield receives a fee equal on an annual basis to 0.55% of the Portfolio’s average daily net assets.

For the fiscal years ended October 31, 2014, 2013 and 2012, the Portfolio paid Westfield sub-advisory fees equal to $1,242,882, $1,022,229 and $811,254, respectively.

PORTFOLIO MANAGERS

The Prospectuses identify the individual or individuals who are primarily responsible for the day-to-day management of each of the Funds or its Underlying Portfolio (the “portfolio manager(s)”). This section of the SAI contains certain additional information about the portfolio manager(s), their compensation, other accounts managed by them, and potential conflicts of interest. This section is broken down into two parts. The first part covers the Funds managed by the Adviser, its affiliates and its wholly-owned subsidiaries, and the second part covers the Portfolios managed by various other Subadvisers. In each section, there is information in a tabular format, as of October 31, 2014, about the other accounts, if any, in addition to the relevant Fund or Funds, over which the portfolio manager(s) also have primary responsibility for day-to-day management.

The tables below show the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also show the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

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Fund Ownership of Portfolio Managers

The portfolio managers did not beneficially own shares of the Fund or Funds that they manage as of October 31, 2014.

The Adviser, its Affiliates and its Wholly-Owned Subsidiaries

For each additional account listed in the charts below, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the Prospectus in relation to the respective Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed. For each team, the information is the same for each team member.

HSBC Global Asset Management (USA) Inc. (Adviser to the World Selection Funds)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rayman Bovell	0	1	0	0	0	0
	$0	$500 million	$0	$0	$0	$0

Portfolio Manager Compensation Structure (HSBC Hong Kong, AMFR, and the Adviser)

As employees of the Adviser, or affiliates of the Adviser (“HSBC affiliates”), the portfolio managers are compensated by their respective HSBC affiliate, or by the Adviser, for their services. Their compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan and other employee benefits programs generally made available to the Adviser’s employees.

The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the third anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

Amounts paid to the portfolio managers as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the portfolio manager reports. Amounts paid as discretionary bonuses and as deferred compensation will vary, based upon the relevant manager’s assessment of the portfolio manager’s performance, taking into account the relevant business unit’s financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser’s profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.

Potential Conflicts of Interest

Actual or potential conflicts of interest may arise from the fact that the Adviser (which for purposes of this discussion includes HSBC Hong Kong and AMFR) and the portfolio managers of the Funds have day-to-day management responsibilities with respect to accounts of clients other than the Funds (“Other Clients”). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.

The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its

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portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser’s clients for whom participation in such transaction is deemed appropriate by the Adviser.

Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser’s overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions. As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. If an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis that the Adviser considers equitable. Situations may occur where the Funds could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for other investment accounts.

Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser’s Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

Because portfolio managers of the Adviser manage multiple client accounts, portfolio managers may devote unequal time and attention to the portfolio management of client accounts. For example, an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

Portfolios Managed by Other Subadvisers

Set forth below is information about the portfolio managers of the Portfolios, which utilize the Subadvisers indicated.

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Winslow (Subadviser to the Growth Portfolio)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Clark J. Winslow	6	7	1,479	0	0	4
	$25,251,000	$1,723,000	$9,422,000	$0	$0	$501,000
Justin H. Kelly, CFA	6	7	1,479	0	0	4
	$25,251,000	$1,723,000	$9,422,000	$0	$0	$501,000
Patrick M. Burton, CFA	6	7	1,479	0	0	4
	$25,251,000	$1,723,000	$9,422,000	$0	$0	$501,000

Portfolio Manager Compensation Structure

In an effort to retain key personnel, Winslow has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. The compensation plan is determined by the Winslow Operating Committee and is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product. The portfolio managers have long-term employment agreements and are subject to non-competition/non-solicitation restrictions. The Operating Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual’s performance, client results and the profitability of the firm. Finally, employees of Winslow, including the portfolio managers, have received profits interests in the firm which entitle their holders to participate in the firm’s growth over time.

Potential Conflicts of Interest

A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

• The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

• If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager; and

• An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, Winslow has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, Winslow has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics

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are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance, however because Winslow offers only one investment product: Large Cap Growth, and all accounts are managed essentially identically, Winslow does not believe any material conflicts of interest exist between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, nor in allocation of investment opportunities.

Westfield (Subadviser to the Opportunity Portfolio)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
William A. Muggia	12	6	458	0	1	27
	3,791,265,950	390,677,534	12,786,745,241	-	28,087,037	1,711,742,059
Ethan J. Meyers	11	4	417	0	0	27
	3,697,281,513	356,191,070	12,502,252,313	-	-	1,711,742,059
John M. Montgomery	11	4	420	0	0	27
	3,697,281,513	356,191,070	12,506,824,325	-	-	1,711,742,059
Bruce N. Jacobs	11	4	431	0	0	27
	3,697,281,513	356,191,070	12,505,622,333	-	-	1,711,742,059
Hamlen Thompson	11	4	420	0	0	27
	3,697,281,513	356,191,070	12,508,224,394	-	-	1,711,742,059

Portfolio Manager Compensation Structure

Members of the Westfield Investment Committee may be eligible to receive various components of compensation:

• Investment Committee members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

• Investment Committee members also receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield. While the current calendar year is the primary focus, a rolling three year attribution summary is also considered when determining the bonus award.

• Investment Committee members may be eligible to receive equity interests in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including but not limited to contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm. Key members of Westfield’s management team who receive equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients and employees of Westfield. This compensation is in addition to the base salary and performance based bonus. Equity interest grants typically vest over five years.

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• Investment Committee members may receive a portion of the performance-based fee earned from a client account that is managed solely by Mr. Muggia. He has full discretion to grant such awards to any member of the Investment Committee.

Potential Conflicts of Interest

The simultaneous management of multiple accounts by our investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts. This may result in the Investment Committee or portfolio manager allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees. For most client accounts, investment decisions are made at the Investment Committee level. Once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy. Client specific restrictions are monitored by the Compliance team.

Although the Investment Committee collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a portfolio manager who also serves as a member of the Investment Committee. This can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the Investment Committee; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of Investment Committee-managed client accounts. Trade orders for individually managed accounts must be communicated to the Investment Committee. Additionally, the Compliance team performs periodic reviews of such accounts to ensure procedures have been followed.

Westfield has clients with performance-based fee arrangements. A conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not. When the same securities are recommended for both types of accounts, it is Westfield’s policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account’s fee structure. Our Operations team performs periodic reviews of each product’s model portfolio versus each client account. Discrepancies are researched, and any exceptions are documented.

In placing each transaction for a client’s account, Westfield seeks best execution of that transaction except in cases where Westfield does not have the authority to select the broker or dealer, as stipulated by the client. We attempt to bundle directed brokerage accounts with non-directed accounts, and then utilize step-out trades to satisfy the directed arrangements. Clients who do not allow step-out trades will typically go last.

Because of our interest in receiving third party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest in receiving most favorable execution. To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, broker and research votes are conducted and reviewed on a quarterly basis. These votes provides the opportunity to recognize the unique research efforts of a wide variety of firms, as well as the opportunity to compare aggregate commission dollars with a particular broker to ensure appropriate correlation.

Some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager. Several of these firms are on our approved broker list. Since Westfield may gain new clients through such relationships, and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest. To help ensure independence in the brokerage selection process, brokerage selection is handled by our Traders, while client relationships are managed by our Marketing/Client Service team. Although we recognize the consultant or wrap program teams at such firms are usually separate and distinct from the brokerage teams. Westfield prohibits any member of the Marketing/Client Service team to provide input into brokerage selection.

Personal accounts may give rise to conflicts of interest. Westfield and its employees will, from time to time, for their own investment accounts, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients. Westfield has a Code of Ethics which regulates trading in such accounts that include requirements on reporting and preclearance. Compliance also reviews personal trading activity regularly.

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Westfield serves as manager to the General Partners of two private funds, for which we also provide investment advisory services. As such, Westfield has a financial interest in such funds. Westfield and its employees have invested their own funds in the partnerships, strategy, or mutual funds that are advised by Westfield. Allowing such investments and having a financial interest in the funds can create an incentive for the firm to favor these accounts because our financial interests are more directly tied to the performance of such accounts. To help ensure all clients are treated equitably and fairly, Westfield allocates investment opportunities on a pro-rata basis. Compliance also conducts regular reviews of the private funds against other client accounts to ensure procedures have been followed.

DISTRIBUTION PLANS - CLASS A, CLASS B, AND CLASS C SHARES ONLY

The Trust has adopted Distribution Plans, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plans”), with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), and Class C Shares (the “Class C Plan”), of each Fund, as applicable. The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, Class B Shares, and Class C Shares may bear pursuant to the Class A Plan, Class B Plan and Class C Plan without approval by shareholders of the Class A Shares, Class B Shares, and Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Qualified Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. The Board approved the Distribution Plans to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products. In approving the Distribution Plans, the Board considered the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds (including greater liquidity, more investment flexibility and possible achievement of greater economies of scale). In adopting the Class A Plan, Class B Plan, and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, and Class C Shares and to reduce each class’s expense ratio. The Trustees concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class’s shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, and Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class. For the World Selection Funds, the Class A Plan is non-compensatory. No payments have been made under the World Selection Fund Class A Plan and there is no current intention to charge this fee. The Class B Plan and Class C Plan of the World Selection Funds are compensatory, in that the distributor is compensated regardless of its expenses.

For the fiscal years ended October 31, 2014, 2013 and 2012, the Funds paid the following for distribution expenses:

Fund(1)	2014	2013	2012
Growth Fund	$8,374	$8,084	$8,155
Opportunity Fund	$9,379	$9,050	$7,079
Aggressive Strategy Fund	$51,719	$54,788	$60,479
Balanced Strategy Fund	$149,908	$164,362	$178,549
Moderate Strategy Fund	$133,808	$151,514	$167,289
Conservative Strategy Fund	$87,787	$94,623	$89,179
Income Strategy Fund	$7,736	$6,006	$1,066(2)

(1)	The Global Funds and the Short Duration Fund have not commenced operations as of the date of this SAI.
(2)	From March 20, 2012, through October 31, 2012.

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THE DISTRIBUTOR

Foreside Distribution Services, L.P., a member of FINRA, whose address is Three Canal Plaza, Suite 100, Portland, ME 04101, serves as distributor to the Funds under a Distribution Agreement with each of the Trusts dated as of March 31, 2009 (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) the vote of a majority of those members of the relevant Trust’s Board of Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting for the purpose of voting on such approval and (ii) by the vote of the Trust’s Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. Under the terms of the Distribution Agreement, Foreside acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor is not affiliated with the Adviser, Citi, or any of their affiliates. The Distributor is compensated for its services through the Distribution Agreement. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through whom they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although costumers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective. The Adviser pays the Distributor a fee for certain distribution-related services.

Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside’s services as distributor of the Funds pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Funds are not otherwise authorized to make such payments. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders.

Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from each Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, and Class C Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, and Class C Shares of the Fund and which provide shareholders with personal services and account maintenance services (“service fees”); (2) payments to employees of the Distributor; and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of the Distributor’s reimbursement from a Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to Shareholder Servicing Agents pursuant to the Shareholder Services Plan, will not exceed on an annual basis 0.50%

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of a Fund’s average daily net assets represented by Class A Shares and 1.00% of a Fund’s average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. “Shareholder Servicing Agents” are financial institutions, such as a federal or state-chartered bank, trust company or savings and loan association that, on behalf of their customers, have entered into a shareholder servicing agreement with the Trusts. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which it is incurred. The distribution fees collected from the Funds by Foreside are used to pay commissions for the sale of Fund shares.

The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a Shareholder Services Plan which provides that the Trust may obtain the services of one or more Shareholder Servicing Agents that shall, as agents for their customers who purchase the Fund’s Class A Shares, Class B Shares and Class C Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares or Class C Shares by a majority vote of shareholders of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares or Class C Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. See “Shareholder Servicing Agents,” below.

ADMINISTRATOR AND SUB-ADMINISTRATOR

Pursuant to an Administration Services Agreement dated as of July 1, 2005, as amended on June 4, 2007 and January 1, 2009, the Adviser serves as the Trusts’ administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trusts’ operations. Pursuant to a Sub-Administration Services Agreement dated January 1, 2009 (the “Master Services Agreement”), the Administrator has retained Citi, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Pursuant to the Master Services Agreement, Citi provides the Funds with various services, which include sub-administration of the Trusts and the Funds. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trusts. Such officers, as well as certain other employees of the Trusts, may be directors, officers or employees of the Administrator, Citi or their affiliates. Citi may waive a portion of its fee.

The Administration Services Agreement was renewed for the one (1) year period ending December 31, 2015, and may be terminated upon not more than 60 days written notice by either party. The Administrative Services Agreement provides that the Administrator shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Services Agreement provide that Citi shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the respective Agreements.

The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

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$0-$10 billion	0.0550%
$10 billion - $20 billion	0.0350%
$20 billion - $50 billion	0.0275%
In excess of $50 billion	0.0250%

The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

Net assets shall be aggregated across all series of the Trusts to determine a total fee for all Series of the Trust, and each Fund or Portfolio shall be charged its pro rata share of such fee based on the ratio of its net assets to the aggregate net assets of all Series of the Trust. Assets in any Fund or Portfolio that invests in an Affiliated Underlying Fund shall be counted (and a fee charged thereon) in either the Fund or the Affiliated Underlying Fund, but not both, provided that fees on such assets may be apportioned between the Fund or Portfolio and the Affiliated Underlying Fund. For purposes of determining the fees payable for administrative services, the value of each Fund or Portfolio’s net assets shall be computed in the manner described in its governing documents (Declaration of Trust) or in its offering documents (e.g., Prospectus or SAI, etc.) as from time to time in effect for the computation of the value of such net assets in connection with the purchase and redemption of shares.

The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Family of Funds, but the assets of the Underlying Portfolios that reflect assets of Funds that invest in the Portfolios are not double-counted. The total administration fee to be paid is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis. For assets invested in the Underlying Portfolios or Affiliated Underlying Funds by the Funds, the Portfolios or Affiliated Underlying Funds pay half of the administration fee and the Funds pay half of the administration fee, for a combination at the total fee rate set forth above.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of administration fees paid directly by the Funds was:

Fund(1)	2014	2013	2012
Growth Fund	$20,315	$18,976	$17,862
Opportunity Fund	$4,227	$3,245	$2,849
Advisor Opportunity Fund	$52,558	$42,091	$31,697
Aggressive Strategy Fund	$5,666	$4,502	$4,317
Balanced Strategy Fund	$15,104	$12,651	$12,773
Moderate Strategy Fund	$13,466	$11,231	$11,296
Conservative Strategy Fund	$6,412	$5,574	$5,272
Income Strategy Fund	$674	$567	$130(2)

(1)	The Global Funds and the Short Duration Fund have not commenced operations as of the date of this SAI.
(2)	From March 20, 2012, through October 31, 2012.

TRANSFER AGENT

Under the Master Services Agreement, Citi acts as transfer agent (“Transfer Agent”) for the Trusts. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trusts. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, acts as the custodian (“Custodian”) of each Fund’s assets. The Custodian’s responsibilities include safeguarding

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and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal years ended October 31, 2014 and October 31, 2013, the aggregate amount of fund accounting fees paid by the Funds was:

Fund	2014	2013
Growth Fund	$24,002	$23,949
Opportunity Fund	$19,002	$18,950
Advisor Opportunity Fund	$9,001	$9,001
Aggressive Strategy Fund	$26,470	$22,909
Balanced Strategy Fund	$26,216	$22,969
Moderate Strategy Fund	$26,525	$22,975
Conservative Strategy Fund	$26,490	$22,959
Income Strategy Fund	$46,281	$48,859

SHAREHOLDER SERVICING AGENTS

The Trusts have entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Servicing Agents, including the Adviser, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of each Trust, proxy statements, annual reports, updated prospectuses and other communications from each Trust to the Funds’ shareholders; receives, tabulates and transmits to each Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trusts; and provides such other related services as the Trusts or a shareholder may request. “Servicing Agents” shall mean both Shareholder Servicing Agents and securities brokers who have entered into a dealer agreement or shareholder serving agreement on behalf of its customers (“Securities Brokers”). Each Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund’s average daily net assets attributable to Class A, B and C Shares.

The Trusts understand that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by each Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, each Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from

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whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds with respect to those accounts.

For the fiscal years ended October 31, 2014, 2013 and 2012, each Fund paid the following shareholder servicing expenses:

Fund(1)	2014	2013	2012
Growth Fund	$35,236	$31,827	$35,450
Opportunity Fund	$41,837	$31,984	$25,276
Aggressive Strategy Fund	$45,698	$45,015	$43,577
Balanced Strategy Fund	$122,024	$126,274	$128,445
Moderate Strategy Fund	$108,537	$112,331	$113,931
Conservative Strategy Fund	$51,758	$55,807	$52,963
Income Strategy Fund	$3,336	$2,654	$470(2)

(1)	The Global Funds and the Short Duration Fund have not commenced operations as of the date of this SAI.
(2)	From March 20, 2012, through October 31, 2012.

FEDERAL BANKING LAW

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC Bank’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC Bank and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC Bank and the Adviser to perform these services, the Board of Trustees of each Trust would review the relationship with HSBC Bank and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

EXPENSES

Except for expenses paid by the Adviser and the Distributor, each Fund bears all the costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, and Class C Shares must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of each Trust in relation to the NAV of the portfolios.

DETERMINATION OF NET ASSET VALUE

The NAV of each of the shares is determined once each day at the close of trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most U.S. national holidays and on Good Friday.

Investments of the Funds for which there are readily available and reliable market quotes or for which independent pricing service pricing is appropriate are valued as follows:

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General

➢ All securities and other investments are valued based on the market quotes from the broadest and most representative market for the securities, or such other methodologies as are set forth below, including prices provided by approved independent pricing services. All valuations are obtained as of the time NAV is calculated on each Fund business day. Any securities and other investments that cannot be priced according the methodologies set forth below will be valued in accordance with fair valuation methodologies set forth in the Prospectuses and applicable guidance on fair valuation. In this regard, if a broker, dealer or market-maker quote is obtained but is reasonably believed not to reflect market value based on all data available (e.g., it is an outlier as compared to other quotes), it may be discarded.

Equity securities

➢ Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange.

➢ Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market.

➢ Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price.

➢ Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market.

Debt securities

➢ Debt securities with remaining maturities of less than 60 days may be valued at amortized cost or at original cost plus interest.

➢ Other debt securities are valued at the bid price as of the time NAV is determined, as determined by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices.

Registered investment companies

➢ Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities.

➢ Mutual funds are valued at their NAVs, as reported to the investment adviser or its agent.

Foreign currencies

➢ Foreign currencies are valued at the last quoted foreign exchange bid quotation against the U.S. dollar from an approved independent pricing service.

➢ The value of Fund assets and liabilities denominated in currencies other than the U.S. dollar are translated into their U.S. dollar equivalent values at such latest foreign exchange bid quotation.

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Futures contracts

➢ Futures contracts are valued at their settlement price on the exchange on which they are traded.

Foreign currency forward contracts

➢ Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an approved independent pricing service.

Repurchase agreements

➢ Repurchase agreements are valued at original cost.

Derivatives

➢ Swap Agreements (other than equity index swaps) are valued:

(a) using a valuation provided by an approved independent pricing service.

(b) in the absence of such a valuation, the price at which the counterparty would settle or repurchase the instrument.

(c) if a price is not available from an approved pricing agent or counterparty, based upon quotations obtained from broker-dealers or market makers.

(i) If prices are available from two or more dealers, brokers or market makers, the value shall be the mean of the quotations obtained from these sources.

(ii) If prices are available from only one dealer, broker or market maker, the value shall be the quotation provided.

➢ Equity Index Swaps

Equity index swap contracts are valued at the closing price of the respective index mathematically based on prices for the index’s constituent securities provided by one or more independent pricing services.

➢ Other over the counter (“OTC”) traded derivatives.

(a) Options and other derivative contracts (other than swaps as set forth above) on securities, currencies and other financial instruments traded in the OTC market are valued at prices supplied by an approved independent pricing service.

(b) In the absence of such a value, such derivatives contracts are valued at the marked to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (who may also be the counterparty).

Interest income on long-term obligations in a Fund’s portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity).

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Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

The accounting records of a Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (“FRR 1” (formerly Accounting Series Release No. 113)) which concludes that there is “no automatic formula” for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

Subject to each Trust’s compliance with applicable regulations, the Trusts on behalf of each Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. Each Trust will redeem Fund shares in-kind only if it has received a redemption in-kind from a Portfolio and therefore shareholders of a Fund that receive redemptions in-kind will receive securities of the portfolio. The Portfolios have advised each Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind.

PURCHASE OF SHARES

Shares may be purchased through the Funds, Shareholder Servicing Agents or Securities Brokers. Shares may be purchased at their NAV next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any day in which regular trading occurs on the New York Stock Exchange (“Fund Business Day”). Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent. Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment. Any other order to purchase Class B Shares will be rejected. Class B shareholders may continue to hold Class B Shares until such shares automatically convert under the existing conversion schedule, or until the shareholder redeems such Class B Shares, subject to any applicable contingent deferred sales charge (“CDSC”).

All purchase payments are invested in full and fractional Shares. Each Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

While there is no sales load on purchases of Class C Shares, the Distributor may receive fees from the Funds. Other funds which have investment objectives similar to those of a Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

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An investor may purchase Shares through the Funds directly or by authorizing his Shareholder Servicing Agent or Securities Broker to purchase such Shares on his behalf through the Transfer Agent.

Certain clients of the Adviser whose assets would be eligible for purchase by the Funds may purchase shares of the Trusts with such assets. Assets purchased by the Funds will be subject to valuation and other procedures by the Board of Trustees.

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectuses entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements/Sales Charges.” The Prospectuses contain a general description of how investors may buy shares of the Funds and states whether a Fund offers more than one class of shares. Class A Shares are generally sold with a sales charge payable at the time of purchase. The Prospectuses contain a table of applicable CDSCs. After being held for six years, Class B Shares will automatically convert into Class A Shares, which are not subject to sales charges, or a CDSC. After being held for five years, Class C Shares will automatically convert into Class A Shares, which are not subject to sales charges, or a CDSC. Class B and C Shares are offered without an initial sales charge. The Funds may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trusts sign.

When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B Shares or Class C Shares would be less than the accumulated distribution fee and initial sales charge on Class A Shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A Shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution and service fees on Class B or Class C Shares exceed the accumulated distribution fee and initial sales charge on Class A Shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. Generally, Class A Shares will be most appropriate for investors who invest substantial amounts (e.g. over $50,000) in Fund shares.

Shares of the Funds are offered on a continuous basis at NAV, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

The sales load on Class A Shares does not apply in any instance to reinvested dividends or distributions.

From time to time, dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. Dealers may not use sales of a Fund’s Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Funds or their shareholders.

Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of each Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of each Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the HSBC Funds. The Class A, B and C Shares of the Short Duration Fund and Equity Funds are referred to as the “Retail Classes.” By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Classes may exchange some or all of his Shares at NAV without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trusts’ other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

An investor will receive Class A Shares of a Fund in exchange for Class A Shares of other HSBC Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive

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Class D Shares of a Money Market Fund in exchange for Class A Shares of an HSBC Fund. Class B Shares, Class C Shares, and Class I Shares may be exchanged for shares of the same class of one or more of the HSBC Funds at NAV without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of Class B Shares may not exchange their Shares for shares of any other class. Exchanges into Class A Shares may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Funds, which may produce a gain or loss for tax purposes.

The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Fund into which the exchange will be made and consider the differences in investment objectives and policies before making any exchange.

An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trusts at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Trust.

IN-KIND PURCHASES

The Trusts, in their discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

The Trusts offer a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trusts and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trusts, there may be a delay between the time of bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the NAV per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed on the front cover.

For further information on how to purchase Shares, an investor should contact the Funds directly at HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183.

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PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker. Shareholder Servicing Agents and Securities Brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre- authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent and Securities Broker from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents and Securities Brokers.

Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

For further information on how to direct a Securities Broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

SALES CHARGES

CLASS A SHARES

The public offering price of the Class A Shares of the Funds equals NAV plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

Equity Funds, Global Funds and World Selection Funds (except Income Strategy Fund)

Size of Transaction at Offering Price	Sales Charges as a Percentage of Offering Price	Percentage of Net Amount Invested
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

Short Duration Fund and Income Strategy Fund

Size of Transaction at Offering Price	Sales Charges as a Percentage of Offering Price	Percentage of Net Amount Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
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SALES CHARGE WAIVERS

The Funds may waive sales charges for the purchase of Class A Shares of the Funds by or on behalf of: (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, and any affiliates thereof, (3) Trustees of the Trusts, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a selling agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent, (8) orders placed on behalf of other investment companies distributed by Foreside or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Funds may also waive sales charges for the purchase of Class A Shares that were subject to a sales charge, sales charges for the purchase of the Funds Class A Shares with the proceeds from the recent redemption of Class B Shares, or sales charges for the purchase of Class C Shares of the Funds. The purchase must be made within 60 days of the redemption, and the Transfer Agent must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, investors have the privilege of combining “concurrent purchases” of Class A Shares of any fund in the HSBC Family of Funds. For example, if a shareholder concurrently purchases Class A Shares in one of the Funds of the Trusts sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor’s “concurrent purchases” described above shall include the combined purchases of the investor, the investor’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

LETTER OF INTENT

An investor may obtain a reduced sales charge by means of a written Letter of Intent, which expresses the intention of such investor to purchase Class A Shares of the Funds at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the “Applicable Sales Charge”). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares,

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are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then-current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trusts at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

RIGHT OF ACCUMULATION

Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of: (a) the total public offering price of the Class A Shares of the Funds then being purchased; plus (b) an amount equal to the then-current NAV of the “purchaser’s combined holdings” of the Class A Shares of the Funds that were subject to a sales charge, and any Class B Shares and/or Class C Shares held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The “purchaser’s combined holdings” described above shall include the combined holdings of the purchaser, the purchaser’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

Class B Shares of the Funds, which are redeemed less than four years after purchase, will be subject to a CDSC. The CDSC will be based on the lesser of the NAV at the time of purchase of the Class B Shares being redeemed or the NAV of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in NAV above the NAV at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions.

Solely for purposes of determining the amount of time that has elapsed from the time of purchase of any Class B Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. If an investor sells some but not all his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC. In such cases, the CDSC will be:

Years Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986 (the “Code”)) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution

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from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE - CLASS B SHARES AND CLASS C SHARES

Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. Class C Shares will convert to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares, which will increase the shareholder’s investment return compared to the Class B Shares or Class C Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund, which he or she exchanged for Class B Shares or Class C Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares or Class C Shares. The dollar value of Class A Shares the investor receives will equal the dollar value of the Class B Shares or Class C Shares converted.

LEVEL LOAD ALTERNATIVE - CLASS C SHARES

Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. Class C Shares of the Funds are sold at NAV without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares” except that the references to three years and four years in the first paragraph of that section shall mean one year in the case of Class C Shares. Class C Shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets of the Class. .

The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower NAV than Class A Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily NAV of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the shares in his account at any time at the NAV next determined after a redemption order in good order is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Funds, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class I Shares, Class S Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a CDSC. See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares” and “Level Load Alternative -- Class C Shares” above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to the close of trading on the Exchange, on any Fund Business Day. See “Determination of Net Asset Value” above. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

The proceeds of a redemption are normally paid from each Fund in U.S. dollars within a week following the date on which the redemption is effected. The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted; (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. To be in a position to eliminate excessive expenses, the Trusts reserve the right to redeem upon not less than 30 days notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A

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shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless shares have been purchased directly from the Funds, a shareholder may redeem shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

The Board of Trustees of the Trusts has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, is required under the Procedures to determine no less frequently than quarterly that all redemptions-in-kind to affiliated shareholders made during the preceding quarter (if any): (a) were effected in accordance with the procedures; (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and, in the context of a registered Feeder Fund’s redemption-in-kind from a Portfolio, the redemption also did not favor the Portfolio to the detriment of the Feeder Fund; and (c) were in the best interests of the distributing Fund or Portfolio.

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in-kind. However, the Funds have made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The Funds reserve the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the applicable Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares that will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in this Systematic Withdrawal Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE FUNDS

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds’ transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP,” “SEMP,” or “NYSE MSP”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trusts. These redemptions may be paid from the applicable Fund by wire or by check. The Trusts reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions.

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The telephone redemption procedure may be modified or discontinued at any time by the Trusts. Instructions for wire redemptions are set forth in the Purchase Application. The Trusts employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated securities broker or bank. If either Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Servicing Agent. In any event, such a plan is available from the Sponsor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons that are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

The Funds may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as investment vehicles for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes. A Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased.

For the Short Duration Fund, the Trust declares all of the Fund’s net investment income daily as a dividend to the Fund’s shareholders. Dividends substantially equal to a Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record.

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For the Short Duration Fund, Opportunity Fund, and Advisor Opportunity Fund, dividends are distributed monthly. For the Global Funds and the Growth Fund, dividends are distributed annually. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of each Fund.

Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolios and Underlying Funds and therefore will not be distributed as dividends to the shareholders of the Funds that invest in the Portfolios and Underlying Funds, respectively. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolios and Underlying Funds in accordance with their investment objectives and policies.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

TRUST AND ADVISOR TRUST

Each Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 18 series of shares and the Advisor Trust has one series of shares. The separate series of each Trust constitute a separately managed “Fund.” The Trusts reserve the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under “General Information.”

Each share of each class of the Funds, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trusts are not required and have no current intention to hold annual meetings of shareholders, although the Trusts will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Under each Trust’s Declaration of Trust, the Trusts are not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that either the Trust or the Advisor Trust will hold shareholders’ meetings unless required by law or its respective Declaration of Trust. In this regard, each Trust will be required to hold a meeting to elect Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders; or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust’s and Advisor Trust’s Declaration of Trust provide that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

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The Trusts’ shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Interests in a Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust’s Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

Shareholders of the Trust and Advisor Trust should note that the respective series (or “Portfolios”) of the Portfolio Trust will vote separately or together in the same manner as described above for the Trusts. Under certain circumstances, the investors in one or more Portfolios of the Portfolio Trust could control the outcome of these votes. Whenever the Portfolio Trust is requested to vote on a matter pertaining to the Portfolio, the Advisor Trust and/or the Trust will hold a meeting of the affected Fund’s shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund’s shareholders. However, subject to applicable statutory and regulatory requirements, the Trust and Advisor Trust would not request a vote of a Fund’s shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

Shareholders of each Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the same Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of a Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each of the Trust and Advisor Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

Each Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

PORTFOLIO TRUST

The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Underlying Portfolios are separate series of the Portfolio Trust, which currently has 3 series. The Underlying Portfolio Trust’s Declaration of Trust provides that a Fund and other entities investing in each Underlying Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of their respective Underlying Portfolio. However, the risk of a Fund incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and the Underlying Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither a Fund nor its shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.

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OWNERSHIP OF THE FUNDS

As of February 3, 2015, the following persons owned of record 5% or more of a Fund or class of shares:

Fund/Class	No. of Shares	Percent of the Class Total Assets Held by the Shareholder
HSBC GROWTH FUND CLASS A

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	455,689.517	66.16%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	179,977.650	26.13%

HSBC GROWTH FUND CLASS B

Pershing LLC One Pershing Plaza Jersey City, NJ	12,814.935	77.50%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	3,698.934	22.40%

HSBC GROWTH FUND CLASS C

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	38,452.270	100%

HSBC GROWTH FUND CLASS I

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	2,435,370.464	77.38%

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd Jersey City, NJ 07310	566,371.300	17.99%

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HSBC OPPORTUNITY FUND - CLASS B

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	32,013.298	78.18%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	8,932.823	21.82%

HSBC OPPORTUNITY FUND - CLASS I

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd Jersey City, NJ 07310	3,487,656.802	23.96%

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	2,853,748.982	19.60%

Patterson CO FBO Allegiant For various retirement plans 1525 West WTHarris Blvd Charlotte, NC 28288	2,617,507.926	17.98%

Charles Schwab & Co., Inc 101 Montgomery St San Francisco, CA 94104	1,817,918.407	12.49%

Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Blvd Charlotte, NC 28288	1,568,817.609	10.78%

First State Trust Company Delaware Corporate Center II 2 Righter Parkway Wilmington, DE 19803	857,472.987	5.89%

HSBC WS AGGRESSIVE STRATEGY FD CL A

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	624,581.751	63.92%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	267,634.743	27.39%

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National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd Jersey City, NJ 07310	51,103.830	5.23%

HSBC WS AGGRESSIVE STRATEGY FD CL B

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	297,817.560	69.67%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	96,351.371	22.54%

HSBC WS AGGRESSIVE STRATEGY FD CL C

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	121,160.673	93.39%

HSBC WS MODERATE STRATEGY FD CL A

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	1,537,090.761	65.81%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	675,166.961	28.91%

HSBC WS MODERATE STRATEGY FD CL B

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	500,743.938	76.20%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	110,563.800	16.83%

HSBC WS MODERATE STRATEGY FD CL C

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	386,538.238	93.83%

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HSBC WS BALANCED STRATEGY FD CL A

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	1,586,260.039	65.83%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	650,622.123	27.00%

HSBC WS BALANCED STRATEGY FD CL B

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	790,526.587	71.84%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	267,227.880	24.28%

HSBC WS BALANCED STRATEGY FD CL C

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	448,296.919	90.58%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	37,414.231	7.56%

HSBC WS CONSERVATIVE STRATEGY FD CL A

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	490,789.143	62.39%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	245,787.180	31.24%

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd Jersey City, NJ 07310	41,211.971	5.24%

HSBC WS CONSERVATIVE STRATEGY FD CL B

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	500,743.938	76.20%

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LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	110,653.800	16.83%

HSBC WS CONSERVATIVE STRATEGY FD CL C

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	294,894.088	85.90%

LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	45,572.755	13.28%

HSBC WS INCOME STRATEGY FUND-CLASS A

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd Jersey City, NJ 07310	11,442.407	46.25%

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	10,786.319	43.60%

Daniel J. Anniello 245 E 25th St Apt 11C New York, NY 10010	2,508.275	10.14%

HSBC WS INCOME STRATEGY FUND-CLASS B

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	24,647.646	65.89%

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd Jersey City, NJ 07310	12,758.345	34.11%

HSBC WS INCOME STRATEGY FUND-CLASS C

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	66,754.811	98.69%

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TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

The Funds each intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (i.e., the 90% distribution requirement). Each Fund intends to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must generally distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year; (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all ordinary income and capital gains for previous years that were not distributed or taxed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

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THE PORTFOLIOS

Each Portfolio has obtained a ruling from the Internal Revenue Service that the Portfolio will be treated as a partnership for federal income tax purposes. For purposes of determining whether a Fund satisfies the income and diversification tests to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio’s income and assets.

DISTRIBUTIONS IN GENERAL

Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rates do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period as well as other requirements with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States, which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.”

The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are generally subject to a maximum federal income tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Net capital gains from assets held for one year or less will be taxed as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the amount of the cash the shareholder could have received. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

If the NAV of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

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SALE, EXCHANGE, OR REDEMPTION OF SHARES

Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than one year, the maximum current federal income tax rate is generally 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts. Any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from a Fund are designated as exempt-interest dividends. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

The Code requires the Funds to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Funds will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Funds will use the average cost method with respect to that shareholder.

If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares prior to February 1st of the calendar year following the initial acquisition of Fund shares, prior to February 1st of the calendar year following the initial acquisition of Fund shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

The Funds generally will be required to withhold federal income tax at a rate of 28% (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if: (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to qualified dividend income (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Funds elect to report distributions derived from certain U.S. source interest and short-term capital gains, such

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distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the relevant exception is extended further by congress). However, depending on the circumstances, a Fund may designate all, some or none of the Fund’s potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.

Effective July 1, 2014, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S. estate tax and foreign taxes.

FUND INVESTMENTS

With respect to the World Selection Funds, for purposes of this section, the term “Fund” also includes the Underlying Funds.

Market Discount. If a Portfolio or a Fund purchases a debt security in the secondary market at a price lower than the stated redemption price at maturity of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in respect of each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund, at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund receives no actual cash income from such a discount, original issue discount that accrues on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount generally represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses

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realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including any interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Portfolio, which is characterized as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be subject to the rate of tax applicable to ordinary income.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

SPECIAL TAX CONSIDERATIONS FOR THE WORLD SELECTION FUNDS

For purposes of this section, the term “Fund” also includes the Underlying Funds.

A Fund may elect to pass-through tax credits from certain eligible tax credit bonds to its shareholders. If a Fund so elects, the Fund’s shareholders will be required to include additional amounts attributable to the credit in their income.

The World Selection Funds will not be able to offset gains distributed by one Underlying Fund in which they invest against losses in another Underlying Fund in which they invest. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of the World Selection Funds. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the World Selection Funds. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund of funds structure by the World Selection Funds could therefore affect the amount, timing and character of distributions to shareholders.

FOREIGN TAX ISSUES

Passive Foreign Investment Companies. The Funds may invest in stocks of foreign companies that are considered as passive foreign investment companies (“PFICs”) under the Code. In general, a foreign company is conisdered a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income constitutes investment-type income. In general, under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though that Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are characterized as ordinary income.

The Funds may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, each Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as having been

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sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported by a Fund as ordinary income, and mark-to-market losses and any loss from an actual disposition of the Fund’s shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior taxable years.

Alternatively a Fund may be able to elect to treat a PFIC investment as a “qualified electing fund” upon the condition precedent that the PFIC furnishes a PFIC annual information statement to the Fund. Under this election the Fund would be required to annually recognize its pro-rata share of net income and net capital gains of the PFIC regardless of whether they are actually distributed by the PFIC.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Foreign Taxes. Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, and the Fund distributes at least 90% of its investment company taxable income, that Fund will be eligible and may (or may not) elect to “pass through” to that Fund’s shareholders the amount of qualifying foreign taxes paid by the Fund (the “pass-through election”). Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the qualifying foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to each Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. If a Fund is not eligible to, or does not, make the pass-through election, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income. Furthermore, the amount of the foreign tax credit that is available to a shareholder may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income

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that each Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, and any distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

As described above, at least 90% of a Fund’s gross income for each taxable year must be Qualifying Income. The Code expressly confers upon the Secretary of the Treasury of the United States the authority to issue tax regulations that would exclude income and gains from investments in foreign currencies from treatment as Qualifying Income in cases in which the foreign currency income or gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to such stocks or securities). In light of this grant of regulatory authority, there is no assurance that the Secretary will not issue such regulations. Moreover, there is a remote possibility that such regulations may be applied retroactively, which could affect the ability of a Fund to qualify as a RIC.

Indian Tax Issues (BRIC Equity Fund and India Equity Fund). Under the Indian income-tax legislation, as a general rule, long-term capital gains applicable to FIIs registered with SEBI upon the disposal of securities is taxable at 10% (plus surcharges) whereas short-term capital gains are taxable at 30% (plus surcharges). Shares in a company, other securities listed on a recognized stock exchange in India and units of a mutual fund registered with SEBI qualify as long-term if they are held for more than one year prior to disposal and as short-term if they are held for one year or less prior to disposal. Securities other than the foregoing qualify as long-term only if they are held for more than three years prior to disposal and as short-term if they are held for three years or less prior to disposal.

As a special rule, which applies to all taxpayers, long-term capital gains arising from the disposal of equity shares in a company are exempt from income tax if the transaction is entered through a recognized stock exchange in India and the applicable securities transaction tax is paid. Short-term capital gains resulting from the disposal of equity securities is taxable at 15% (plus surcharges) if the relevant transaction is entered through a recognized stock exchange in India and the applicable securities transaction tax is paid. The disposal of equity shares through a recognized Indian stock exchange is subject to a securities transaction tax (“STT”) of 0.025%, which is recovered by the stock exchange from the settlement amount. STT, however, is not tax deductible while computing capital gains. Capital gains tax is imposed as described above only upon the disposal of securities (i.e., when the gains are realized).

Unrecouped capital losses can be carried forward to set-off future “capital gains.” In order to carry such losses forward, the tax return for the loss year (April to March) must be filed within a prescribed time period. Capital losses can be carried forward for a maximum period of eight years. Unrecouped business loss is treated similarly.

Interest income received by FIIs from debt securities is subject to a tax of 20% (plus surcharges). Dividends received from shares are fully exempt from income tax in the hands of the relevant shareholder (including an FII). However, the dividend paying company is liable to a distribution tax of 15% (plus surcharges).

Gains from the disposal of securities that are classified as “business income” (rather than “capital gains”) are subject to income tax at the full applicable rates without any exemptions. Therefore, a FII that is organized as a corporate entity would be taxed at the rate of 40% (plus surcharges) whereas a noncorporate entity would be taxed at the rate of 30% (plus surcharges) of its “business income.” Any STT paid is generally available as a rebate from the income tax payable on such “business income.” Unrealized gains/loss on securities could be subject to income tax when computing “business income.”

India’s right to impose income tax on a non-resident as well as to apply a tax rate as per its income tax legislation is subject to the provisions of any applicable Double Taxation Avoidance Agreement (if any) between India and the country of tax residence of such non-resident. Taxes incurred on the Funds’ short-term realized gains may lower the potential short-term capital gains distribution of the Funds. Any taxes paid in India by the Funds on short-term realized gains will be available to be included in the calculation of the Funds’ foreign tax credit that is passed through to shareholders via Form 1099-DIV if the Fund is eligible and elects to do so, as described above. Although taxes incurred on short-term gains may lower the potential short-term capital gains distribution of the Funds, they

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also potentially lower, to a larger extent, the total return of the Funds as proceeds from sales are reduced by the amount of the tax.

China Tax Issues (China Equity Fund). The Chinese system of taxation is not as well settled as that of the United States and may have retroactive effects. Generally, income derived from interest, dividends, profit distributions and capital gains of B-Shares is subject to a 20% withholding tax. This tax is reduced to 10% on income received from companies established in Shanghai or Shenzhen. If Chinese issuers of B-Shares qualify as Sino-foreign joint ventures, it is possible that they will be exempted from the withholding tax. Any gains realized by the China Equity Fund from the sale of B-Shares may be considered as China resourced income, which will be subject to withholding tax at the rate described above.

OTHER INFORMATION

CAPITALIZATION

The Advisor Trust is a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996. The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was Republic Funds. Prior to February 28, 2012, the name of the Trust was HSBC Investor Funds.

The capitalization of each of the Trust and Advisor Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Boards of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of a liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2015. PwC will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. PwC’s address is 300 Madison Ave, New York, NY 10017.

On December 16, 2014, the Board of Trustees of the Trusts, upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain KPMG LLP (“KPMG”) and approved a change of the Funds’ independent registered public accounting firm to PricewaterhouseCoopers LLP (“PwC”) for the fiscal year ending October 31, 2015. For the fiscal years ended October 31, 2014 and October 31, 2013, KPMG’s audit reports concerning the Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal years ended October 31, 2014 and October 31, 2013, and through December 23, 2014 (the date of KPMG’s audit opinion on the October 31, 2014 financial statements), there were no disagreements between the Funds and KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the disagreements in its report on the financial statements for such periods. In addition, there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the Funds fiscal years ended October 31, 2014 and October 31, 2013, and the interim period ended December 23, 2014, neither the Registrant nor anyone on its behalf consulted PwC concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrants financial statements or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

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COUNSEL

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust. Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W. Suite 500, Washington, DC 20036, acts as counsel to the Independent Trustees of the Trusts.

CODE OF ETHICS

Each Trust, and each of the Adviser, the Subadvisers and Citi have adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, the Subadvisers and Citi from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in each Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of a Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document that was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Each Fund’s current audited financial statements (and the audited financial statements of the corresponding Portfolios) dated October 31, 2014 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2014, as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI. As of the date of this SAI, the Global Funds and the Short Duration Fund have not commenced operations and thus do not have audited financial statements.

SHAREHOLDER INQUIRIES

All shareholder inquiries should be directed to the Trusts, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

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APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

• Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

• Nature of and provisions of the obligation;

• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the

A-1

obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to Minus (-) show relative standing within the major rating categories.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

• Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain

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obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Variable Rate Demand Obligations:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE (“Moody’s”)

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category;

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the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short Term Obligation Ratings

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

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P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

NP Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA Highest credit quality. `AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

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C Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B

DESCRIPTION OF MUNICIPAL OBLIGATIONS

Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending” on numerous factors.

Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

3. Tax and Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or

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are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

Municipal Obligations may be more susceptible to downgrade, default, and bankruptcy as a result of recent periods of economic stress. Factors contributing to the economic stress on municipalities may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which the municipalities may be relying for funding. In addition, as certain Municipal Obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase due to stresses on the banking, insurance or other parts of the financial sector as a result of the economic environment, or due to downgrades or risks of downgrades to the credit ratings of the institutions issuing the guarantee. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of Municipal Obligations and thus the value of a Fund’s investment. Further, an insolvent municipality may file for bankruptcy, which may significantly affect the value of the Municipal Obligations issued by the municipality and therefore the value of a Fund’s investment. Municipal Obligations are also subject to the risk that the perceived increase in the likelihood of default or downgrade among municipal issuers as a result of recent market conditions could result in increased illiquidity, volatility and credit risk. In addition, certain municipal issuers may either be unable to issue bonds or to access the market to sell securities or, if able to access the market, may be forced to issue securities at much higher rates. These events could result in decreased investment opportunities for a Fund and lower investment performance.

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APPENDIX C

HSBC FUNDS,

HSBC ADVISOR FUNDS TRUST, and

HSBC PORTFOLIOS PROXY VOTING POLICY

The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Global Asset Management (USA) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Subadviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Subadvisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

There may be circumstances, notably in non-U.S. jurisdictions, where HSBC or the Sub-Adviser refrains from voting proxies when the cost of voting the proxies exceeds the benefits expected to the Funds or when voting is subject to restrictions and limitations that impede or make impractical the exercise of shareholder rights (such as when voting would restrict the Funds’ rights to trade the securities, non-public information about Fund holdings is requested to vote proxies, or local laws restrict voting by non-local shareholders).

The Board will provide the Trust’s consent to vote in matters where HSBC or a Subadviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

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APPENDIX D

HSBC INVESTMENTS (USA) INC and HSBC GLOBAL ASSET MANAGEMENT (SINGAPORE) LIMITED PROXY VOTING POLICY AND PROCEDURES

HSBC Global Asset Management (USA) Inc.

HSBC Global Asset Management (Singapore) Limited

PROXY VOTING POLICY AND PROCEDURES

Section 1: Proxy Voting Policy

HSBC Global Asset Management (USA) Inc. (“AMUS”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with AMUS’s fiduciary duties and Section 206(4)-6 under the Investment Adviser’s Act of 1940, as amended (the “Advisers Act”). AMUS’ authority to vote the proxies of clients is established in the investment advisory contracts or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities for ERISA account set out in Department of Labor Interpretative Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008) also set out guidelines.

It is recognized that AMUS currently as of June 2014, manages fixed income portfolios; as such, fixed income securities are affected to a much lesser extent with regard to proxies than equity securities because fixed income securities generally have limited or no voting rights.

This policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interest of HSBC Global Asset Management (USA) Inc.’s (AMUS’s) clients including our proprietary mutual fund complex and in compliance with Rule 206(4)-6 of the Advisers Act, other applicable SEC rules and AMUS’s fiduciary responsibilities. AMUS retains ISS Proxy Voting Services to act as an independent voting agent on behalf of the AMUS clients, where applicable. ISS Proxy Voting Services provides objective proxy analysis and voting recommendations, and manages the operational end of the process, to ensure compliance with applicable laws and regulations.

AMUS has adopted ISS Proxy Voting Services’ Guidelines.

Circumstances may arise, where subject to contractual obligations established by a client, AMUS, through ISS Proxy Voting Services may take a limited role in voting proxies:

• AMUS reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

• AMUS may abstain from voting if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant;

• AMUS may abstain from voting shares of securities with unjustifiable costs (e.g. certain non-US securities)

Section 2: Standards

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ISS Proxy Voting Services votes proxies based on their guidelines, however, certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

Mutual Funds

Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940. Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund and voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

ERISA Accounts

Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

AMUS will provide clients with a copy of the policies and procedures upon request, In addition, clients may request at any time a copy of the firm’s voting records for their respective account(s) by making a formal request to AMUS. AMUS will make the information available within a reasonable time and in a manner appropriate to the nature of the advisory business.

ISS Proxy Voting Policies can be found: http://vds.issproxy.com/SearchPage.php?CustomerID=106

Section 3: Procedures

If a client wishes to direct how proxies are voted in their account, AMUS can work with ISS Proxy Voting Services to create a custom proxy policy to be implemented by ISS. However, AMUS reserves the right to maintain its standard position on all other client accounts. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue – 7th Floor, New York, NY 10018, ATTN: Chief Compliance Officer.

Registered owners of record (e.g. the trustee or custodian bank) that receive proxy materials from the issuer or its information agent, or an ERISA plan, are instructed to forward it to ISS Proxy Voting Services, the voting delegate. Each proxy is then reviewed by ISS Proxy Voting Services and they will vote the proxy in accordance with the Proxy Voting Guidelines by returning the voted proxy to the issuer or its information agent.

AMUS attempts to minimize the risk of conflicts by adopting the policies of an independent third party. ISS Proxy Voting Services takes precautions to ensure its research is objective at all times and under all circumstances.

ISS Proxy Voting Services maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act. Such records include: (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written request for proxy voting records.

Proxy voting books and records will be maintained by ISS Proxy Voting Services in an easily accessible place for a minimum period of seven years from the end of the fiscal year in which entry was last made.

Section 4: Books and Records

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All books and records are subject to the Investment Advisors Act of 1940: Rule 204-2 and Investment Company Act: Rules 31a-1 and 31a-2 books and records. See the Books and Records Section of the Compliance Manual for detailed requirements.

Section 5: Applicable Regulations

Section 206(4)-6 under the Investment Adviser’s Act of 1940, as amended (the “Advisers Act”).

Department of Labor Interpretative Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008) also set out Guidelines

Department of Labor Advisory Opinion 2007-07A (Dec. 21, 2007)

Investment Company Act

Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies, SEC Release No. IC-25922 (Jan. 31, 2003)(Investment Company Proxy Voting Release)

January 2012

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HSBC Global Asset Management (Hong Kong) Limited

VOTING POLICY AND PROCEDURES

General

The purpose of this document is to state the voting policy of HSBC Global Asset Management (Hong Kong) Limited (“AMHK”), in connection with proposals submitted by management, and others of the stock companies, to shareholders for approval.

The power to vote on proposals presented to shareholders through the proxy solicitation process is considered by AMHK to be important, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio stocks. Further, proxy voting may also help to enhance corporate governance quality of the stock companies.

Voting Policy

1.	Should generally cast/recommend FOR or AGAINST vote for a resolution for any of the following with the benefit of the clients in mind:

very substantial acquisition, major transaction, discloseable transaction, share transaction and connected transactions as defined in the Hong Kong Stock Exchange Listing Rules (or similar transactions for stocks listed on other markets); in the interests of the portfolios/clients. The market specialist will seek to act in a manner that he/she, based on all relevant circumstances, believes is most likely to enhance the economic value of the underlying securities held for the portfolios/clients.

2.	For general non-contentious matters raised at the Annual General Meeting of the listed company, votes should be cast/recommended in favour of the Board’s recommendation. Such as:

a)	adopting audited annual accounts;
b)	declaring dividend;
c)	re-appointment of auditors;
d)	giving a general mandate to the Directors to issue of additional share of not exceeding 10% of the issued share capital as at the date of resolution;
e)	giving a general mandate to the Directors to repurchase shares of not exceeding 10% of the issued share capital as at the date of the resolution.

3.	Should cast vote/recommend AGAINST resolution if the remuneration to board of directors are, in the opinion of the market specialist, excessive especially in view of the profit of the listed company, market cap etcs.

4.	Votes should be cast/recommended AGAINST:

a)	proposal that would, in the opinion of the market specialist, enrich management excessively or would significantly increase compensation awards and/or employment contracts to senior management which would work to the detriment of the shareholders;

b)	requested action that would in the opinion of the market specialist impose unnecessary expense on the company.
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5.	Votes should be cast/recommended FOR or AGAINST the following, on a case by case basis

a)	change in the company constitution that requires greater than a majority shareholder’s approval, with the benefits of the clients in mind.

Client Specific Instructions

The above is the general voting policy only. Clients may have specified different instructions (e.g. prior approval, or different specific voting requirement / instructions). CISMs should deal with these accordingly.

Conflicts of Interest

AMHK will generally vote proxies in accordance with the market specialists’ recommendations. The market specialists will make the recommendation based on the principles set out in the Voting Policy set out above. In the event a proxy proposal giving rise to a material conflict of interest, the market specialists / fund managers should consult AMHK Chief Investment Officer (“CIO”) and the AMHK Local Compliance Officer (“LCO”) and, if deemed necessary by the AMHK CIO or LCO, legal advice should be obtained to see how and whether votes are to be cast.

Administration and Record Keeping

AMHK Business Support Department must (a) maintain documentation on the voting information, market specialists’ recommendation and how they are voted on behalf of clients, (b) arrange for the casting of votes according to the recommendation of the fund specialists and (c) record rationale for such voting in case of transactions/proposed transactions of the listed company mentioned in 1 and 5 above.

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Westfied Capital Management Company, L.P.	Page 1 of 4

Proxy Voting

APPENDIX E

Introduction

Westfield will offer to vote proxies for all client accounts. Westfield believes that the voting of proxies can be an important tool for investors to promote best practices in corporate governance and we seek to vote all proxies in the best interests of our clients as investors. Westfield also recognizes that the voting of proxies with respect to securities held in client accounts is an investment responsibility having economic value.

In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Act”), Westfield has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of our clients. Our authority to vote proxies for our clients is established in writing, usually by the investment advisory contract. Clients can change such authority at any time with prior written notice to Westfield. Clients can also contact their Marketing representative or the Compliance Department (wcmcompliance@wcmgmt.com) for a report of how their accounts’ securities were voted.

Oversight of Proxy Voting Function

Westfield has engaged a third party service provider, Institutional Shareholder Services, Inc. (the “vendor”), to assist with proxy voting. Westfield’s Compliance team will:

•	oversee the vendor; this includes performing periodic audits of the proxy votes and conducting periodic due diligence;

•	ensure required proxy records are retained according to applicable rules and regulations and internal policy;

•	prepare and distribute proxy reports for internal and external requests;

•	review proxy policy and voting guidelines at least annually; and

•	identify any material conflicts of interest that may impair our ability to vote shares in our clients’ best interest.

Proxy Voting Guidelines

Westfield utilizes the vendor’s proxy voting guidelines, which consider market-specific best practices, transparency, and disclosure when addressing shareholder matters. Unless other arrangements have been agreed upon, Westfield will not accept client direction on proxy votes, nor will we notify clients of material proxy proposals prior to voting. Clients, however, may contact Westfield to inquire how a particular proposal will be voted for their account(s).

Clients may choose to vote in accordance with the vendor’s U.S. proxy voting guidelines (i.e., standard guidelines), Taft-Hartley guidelines which are in full conformity with the AFL-CIO’s proxy voting guidelines, or Socially Responsible Investing Guidelines. Clients who do not designate a specific set of voting guidelines will be assigned the standard guidelines. A copy of ISS’ voting guidelines is located at the end of this policy.

As a general policy, information on Westfield’s proxy voting decisions or status of votes will not be communicated or distributed to external solicitors. On occasion, Westfield may provide such information to solicitors if we believe a response will benefit our clients or a response is requested from the Westfield security analyst.

Proxy Voting Process

Date Approved: 02/07/2014

Westfied Capital Management Company, L.P.	Page 2 of 4

Proxy Voting

The vendor tracks proxy meetings and reconciles proxy ballots received for each meeting. Westfield will use best efforts in obtaining any missing ballots; however, we vote only those proxy ballots our vendor has

Date Approved: 02/07/2014

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Proxy Voting

received. For any missing ballots, the vendor will contact custodians to locate such missing ballots. Since there can be many factors affecting proxy ballot retrieval, it is possible that Westfield will not receive a ballot in time to place a vote. Clients who participate in securities lending programs should be aware that Westfield will not call back any shares on loan for proxy voting purposes.

For each meeting, the vendor reviews the agenda and applies a vote recommendation for each proposal based on the written guidelines assigned to the applicable accounts. Proxies will be voted in accordance with the guidelines, unless the Westfield analyst or portfolio manager believes that following the vendor’s guidelines would not be in the clients’ best interests. Outside of a few exceptions, the analyst or manager may request to override the vendor’ guidelines at any time before the votes have been cast. In addition, certain proxy ballots (e.g., contentious proposals) may necessitate further review from the analyst or manager. Compliance will attempt to identify such ballots and bring them to the analyst’s or manager’s attention. If the analyst or manager chooses to vote against the vendor’s stated guidelines in any instance, he/she must make the request in writing and provide rationale for the vote against stated guidelines.

Westfield will not override any of the voting positions in either the Taft-Hartley or Socially Responsible Investing (“SRI”) guidelines, and in voting situations where a material conflict of interest exists between the issuer and Westfield. In these situations, Westfield will vote in accordance with the vendor’s recommendation.

Conflicts of Interest

Compliance is responsible for identifying conflicts of interest that could arise when voting proxy ballots on behalf of our clients. Since our business is solely focused on providing investment advisory services, it is unlikely that a conflict will arise in connection with proxy voting. Additionally, per Westfield’s Code of Ethics and other internal policies, all employees should avoid situations where potential conflicts may exist. However, Westfield has put in place certain reviews to ensure proxies are voted solely on the investment merits of the proposal. In identifying potential conflicts, Compliance will review many factors, including any existing relationship with Westfield or an employee. If an actual conflict of interest is identified, it is reviewed by the Compliance team. If Compliance determines that the conflict is material in nature, the analyst or manager may not override the vendor’s recommendation.

Proxy Reports

Westfield can provide account specific proxy reports to clients upon request or at scheduled time periods (e.g., quarterly). Client reporting requirements typically are established during the initial account set-up stage, but clients may modify this reporting schedule at any time with prior written notice to Westfield. The reports will contain at least the following information:

•	company name

•	meeting agenda

•	how the account voted on each agenda item

•	whether the account vote was in-line or against management recommendation

•	rationale for any votes against the established guidelines (rationale is not always provided for votes that are in-line with guidelines since these are set forth in the written guidelines)

Recordkeeping

In accordance with Rule 204-2 of the Investment Advisers Act of 1940, proxy voting records will be maintained for at least five years. The following records will be retained by either Westfield or the proxy vendor:

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Proxy Voting

•	a copy of the Proxy Voting Polices and Guidelines and amendments that were in effect for the past five years;

•	electronic or paper copies of each proxy statement received by Westfield or the vendor with respect to securities in client accounts (Westfield may also rely on obtaining copies of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

•	records of each vote cast for each client;

•	documents created by Westfield that were material to making a decision on how to vote proxies or memorializes the basis for such decision (basis for decisions voted in line with policy is provided in the written guidelines);

•	written reports to clients on proxy voting and all client requests for information and Westfield’s response;

•	disclosure documentation to clients on how they may obtain information on how we voted their securities

Date Approved: 02/07/2014

Transparency. Inclusiveness. Global Expertise.

2014 U.S. Proxy Voting Concise Guidelines

January 13, 2014

Institutional Shareholder Services Inc.

Copyright © 2013 by ISS

www.issgovernance.com

Transparency. Inclusiveness. Global Expertise.

ISS’ 2014 U.S. Proxy Voting Concise Guidelines

Updated: Jan. 13, 2014

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2014 proxy voting guidelines can be found at: http://www.issgovernance.com/policy/2014/policy_information

Routine/Miscellaneous

Auditor Ratification

Vote for proposals to ratify auditors unless any of the following apply:

●	An auditor has a financial interest in or association with the company, and is therefore not independent;
●	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
●	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or
●	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

●	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

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Board of Directors:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.	Accountability
2.	Responsiveness
3.	Composition
4.	Independence

Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote against[1] or withhold from the entire board of directors (except new nominees[2], who should be considered case-by-case) for the following:

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

ISS’ 2014 U.S. Proxy Voting Concise Guidelines	-2-

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Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:
●	A classified board structure;
●	A supermajority vote requirement;
●	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
●	The inability of shareholders to call special meetings;
●	The inability of shareholders to act by written consent;
●	A dual-class capital structure; and/or
●	A non–shareholder-approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed;
1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
●	The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
●	The issuer’s rationale;
●	The issuer’s governance structure and practices; and
●	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

ISS’ 2014 U.S. Proxy Voting Concise Guidelines	-3-

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Generally vote against or withhold from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee, and potentially the full board, if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud, misapplication of GAA; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee, and potentially the full board, if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
●	The company’s response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
●	Whether the issues raised are recurring or isolated;
●	The company’s ownership structure; and
●	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or

3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors, as appropriate, if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

●	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
●	Rationale provided in the proxy statement for the level of implementation;
●	The subject matter of the proposal;
●	The level of support for and opposition to the resolution in past meetings;
●	Actions taken by the board in response to the majority vote and its engagement with shareholders;
●	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
●	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;
2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or
2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
●	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;
●	The company’s ownership structure and vote results;
●	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and
●	The previous year’s support level on the company’s say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

●	Medical issues/illness;
●	Family emergencies; and
●	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

ISS’ 2014 U.S. Proxy Voting Concise Guidelines	-5-

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Overboarded Directors:

Vote against or withhold from individual directors who:

3.3.	Sit on more than six public company boards; or
3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own —withhold only at their outside boards[5].

4.	Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors.

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Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best -practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

●	Company-specific factors; and
●	Proposal-specific factors, including:
●	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
●	The maximum proportion of directors that shareholders may nominate each year; and
●	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

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Proxy Contests—Voting for Director Nominees in Contested Elections

Vote case-by-case on the election of directors in contested elections, considering the following factors:

●	Long-term financial performance of the target company relative to its industry;
●	Management’s track record;

5 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

ISS’ 2014 U.S. Proxy Voting Concise Guidelines	-6-

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●	Background to the proxy contest;
●	Nominee qualifications and any compensatory arrangements;
●	Strategic plan of dissident slate and quality of critique against management;
●	Likelihood that the proposed goals and objectives can be achieved (both slates); and
●	Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

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Shareholder Rights & Defenses

Poison Pills- Management Proposals to Ratify Poison Pill

Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

●	No lower than a 20% trigger, flip-in or flip-over;
●	A term of no more than three years;
●	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
●	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

▶▶▶▶▶

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

●	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
●	The value of the NOLs;
●	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
●	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
●	Any other factors that may be applicable.

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ISS’ 2014 U.S. Proxy Voting Concise Guidelines	-7-

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Shareholder Ability to Act by Written Consent

Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

●	Shareholders’ current right to act by written consent;
●	The consent threshold;
●	The inclusion of exclusionary or prohibitive language;
●	Investor ownership structure; and
●	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

●	An unfettered[6] right for shareholders to call special meetings at a 10 percent threshold;
●	A majority vote standard in uncontested director elections;
●	No non-shareholder-approved pill; and
●	An annually elected board.

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CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

●	Past Board Performance:
o	The company’s use of authorized shares during the last three years

●	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

6 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

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Dual Class Structure

Generally vote against proposals to create a new class of common stock, unless:

●	The company discloses a compelling rationale for the dual-class capital structure, such as:
●	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
●	The new class of shares will be transitory;
●	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
●	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

▶▶▶▶▶

Preferred Stock Authorization

Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

●	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;

●	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares)
that reflects the company’s need for shares and total shareholder returns; and
o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

▶▶▶▶▶

Mergers and Acquisitions

Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

●	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
●	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

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●	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
●	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
●	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
●	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

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Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

●	There is a significant misalignment between CEO pay and company performance (pay for performance);
●	The company maintains significant problematic pay practices;
●	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

●	There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
●	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
●	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
●	The situation is egregious.

Vote against an equity plan on the ballot if:

●	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
o	Magnitude of pay misalignment;
o	Contribution of non-performance-based equity grants to overall pay; and
o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[7] Alignment:

●	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
●	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

7 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company’s selected peers’ GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company’s.

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●	The ratio of performance- to time-based equity awards;
●	The overall ratio of performance-based compensation;
●	The completeness of disclosure and rigor of performance goals;
●	The company’s peer group benchmarking practices;
●	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
●	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
●	Realizable pay[8] compared to grant pay; and
●	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

●	Problematic practices related to non-performance-based compensation elements;
●	Incentives that may motivate excessive risk-taking; and
●	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

●	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
●	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
●	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or“modified single” triggers);
o	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

●	Multi-year guaranteed bonuses;
●	A single or common performance metric used for short- and long-term plans;
●	Lucrative severance packages;
●	High pay opportunities relative to industry peers;
●	Disproportionate supplemental pensions; or
●	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

8 ISS research reports will include realizable pay for S&P1500 companies.

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The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

●	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
●	Duration of options backdating;
●	Size of restatement due to options backdating;
●	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
●	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

●	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
●	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company’s response, including:
■	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
■	Specific actions taken to address the issues that contributed to the low level of support;
■	Other recent compensation actions taken by the company;

o	Whether the issues raised are recurring or isolated;
o	The company’s ownership structure; and
o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

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Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

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Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an against recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

●	Single- or modified-single-trigger cash severance;
●	Single-trigger acceleration of unvested equity awards;
●	Excessive cash severance (>3x base salary and bonus);
●	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);
●	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

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●	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
●	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Vote case-by-case on equity-based compensation plans. Vote against the equity plan if any of the following factors apply:

●	The total cost of the company’s equity plans is unreasonable;
●	The plan expressly permits repricing;
●	A pay-for-performance misalignment is found;
●	The company’s three year burn rate exceeds the burn rate cap of its industry group;
●	The plan has a liberal change-of-control definition; or
●	The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will also be considered:

●	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
●	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
●	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;
●	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
●	If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
●	If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Political Activities

Lobbying

Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

●	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
●	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
●	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

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Political Contributions

Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

●	The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and
●	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

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Political Ties

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

●	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
●	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8. Foreign Private Issuers Listed on U.S. Exchanges

Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

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Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the In formation.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Taft-Hartley Proxy Voting Guidelines

Executive Summary

January 2014

Institutional Shareholder Services Inc.

Taft Hartley Advisory Services’ guidelines	2014 Taft-Hartley US Proxy Voting Guidelines
based on AFL-CIO proxy voting policy	-1-

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Introduction

The proxy voting policy of ISS’ Taft-Hartley Advisory Services is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.

Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the “economic best interests” of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a “worker-owner view of value.”

Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses – all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

●	Corporate policies that affect job security and wage levels;

●	Corporate policies that affect local economic development and stability;

●	Corporate responsibility to employees, communities and the environment; and

●	Workplace safety and health issues.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines outlined in the following pages. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. It is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft -Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker - owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in full conformity with the AFL-CIO proxy voting policy.

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I) Board of Directors Proposals

Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation.

Votes concerning the entire board of directors and members of key board committees are examined using the following factors:

Board Independence: Without independence from management, the board and/or its committees may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

●	Lack of board and key board committee independence (fully independent audit, compensation, and nominating committees);
●	Lack of a board that is at least two-thirds (67 percent) independent – i.e. where the composition of non- independent board members is in excess of 33 percent of the entire board;
●	Lack of an independent board chair;
●	Lack of independence on key board committees (i.e. audit, compensation, and nominating committees); or
●	Failure to establish any key board committees (i.e. audit, compensation, or nominating).

Board Competence: Companies should seek a diverse board of directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.

●	Attendance of director nominees at board meetings of less than 75 percent in one year without valid reason or explanation; or
●	Directors serving on an excessive number of other boards which could compromise their primary duties of care and loyalty.

Board Accountability: Practices that promote accountability include; transparency into a company’s governance practices, annual board elections, and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

●	Problematic Takeover Defenses;
●	Governance Failures;
●	Problematic Compensation Practices; and
●	Problematic Audit-Related Practices.

Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Boards should also be sufficiently responsive to high against/withhold votes on directors. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company. Vote AGAINST/WITHHOLD from individual directors, committee members, or the entire board as appropriate if:

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●	At the previous board election, any director received more than 50 percent AGAINST/WITHHOLD votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high AGAINST/WITHHOLD vote; or
●	The board failed to act on takeover offers where the majority of the shareholders tendered their shares.

Independent Directors

Taft-Hartley Advisory Services believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company. We vote FOR proposals that request that the board comprise of a two-thirds majority of independent directors, and/or its audit, compensation, and nominating committees be comprised wholly of independent directors. We vote AGAINST or WITHHOLD from non-independent director nominees on boards that are not at least two-thirds (67 percent) independent.

Non-independent Chairperson

A principal function of the board is to monitor management, and a fundamental responsibility of the chairperson is to monitor the company’s CEO. This duty is obviously compromised when the chairperson is the CEO. Many investors, including Taft-Hartley fiduciaries, believe that a CEO should not run the board. As executive compensation is heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and board chair positions also represents a critical step in curtailing excessive pay. Indeed, a number of academic studies have demonstrated that executive compensation is higher if the CEO is also the board chair. We vote AGAINST or WITHHOLD from non-independent directors who serve as board chairs, and vote FOR proposals calling for non-executive directors who are not former CEOs or senior-level executives to serve as chairpersons.

Board Structure

Taft-Hartley Advisory Services supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. Classified boards can also reduce director accountability by insulating directors, at least for a certain period of time, from the consequences of their actions. Continuing directors who are responsible for a problematic governance issue at the board/committee level would avoid shareholders’ reactions to their actions because they would not be up for election in that year. In these cases, the full board should be responsible for the actions of its directors.

The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests, as well as shield directors from being accountable to shareholders on an annual basis. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote. With the exception of new nominees, we will also vote AGAINST or WITHHOLD from all of the nominees up for election if the company has a

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classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant an against/withhold vote - in addition to potential future opposition the election of that director.

Board and Committee Size

While there is no hard and fast rule among institutional investors as to what may be an optimal size board, Taft-Hartley Advisory Services believes there is an acceptable range which companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, we believe this is a useful benchmark for evaluating such proposals. We vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats or more than fifteen seats. On a CASE-BY-CASE basis, we consider votes AGAINST, WITHHOLDS or other action at companies that have fewer than five directors and more than 15 directors on their board.

Director Performance Evaluation

Taft-Hartley Advisory Services believes that long-term financial performance and the appropriateness of governance practices should be taken into consideration when determining votes with regard to directors in uncontested elections. When evaluating the election of directors, we will evaluate underperforming companies that exhibit sustained poor performance as measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Sustained poor performance for companies outside the Russell 3000 universe is defined as underperforming peers or index on the basis of both one-year and three-year total shareholder returns.

Taft-Hartley Advisory Services will assess the company’s response to the ongoing performance issues, and consider recent board and management changes, board independence, overall governance practices, and other factors that may have an impact on shareholders.

Proposals on Board Inclusiveness

Taft-Hartley Advisory Services votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.

Majority Threshold Voting Requirement for Director Elections

Taft-Hartley fiduciaries believe shareholders should have a greater voice in regard to the election of directors and view majority threshold voting as a viable alternative to the current deficiencies of the plurality system in the U.S. Shareholders have expressed strong support for resolutions on majority threshold voting. Taft-Hartley Advisory Services supports proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, provided the proposal includes a carve-out for a plurality voting standard in contested director elections.

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Cumulative Voting

Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by “cumulating” their votes for one nominee, thereby creating a measure of independence from management control.

With the advent and prevalence of majority voting for director elections, shareholders now have greater flexibility in supporting candidates for a company’s board of directors. Cumulative voting and majority voting can work together operationally, with companies electing to use majority voting for uncontested elections and cumulative voting for contested elections to increase accountability and ensure minority representation on the board. In contested elections, similar to cumulative voting, proxy access allows shareholder access to the ballot without a veto from the nominating committee, but unlike cumulative voting, it also requires majority support to elect such directors.

Taft-Hartley Advisory Services votes AGAINST proposals to eliminate cumulative voting, and votes FOR proposals to allow cumulative voting unless: 1) The company has adopted a majority vote standard, with a carve-out for plurality voting in contested board elections, and a director resignation policy to address failed elections; and 2) company has proxy access thereby allowing shareholders to nominate directors to the company’s ballot.

Poison Pills

Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company’s particular set of circumstances, Taft-Hartley Advisory Services generally votes FOR proposals to submit a company’s poison pill to shareholder vote and/or eliminate or redeem poison pills. We vote AGAINST or WITHHOLD from boards where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision.

Majority Supported Shareholder Proposals

Taft-Hartley Advisory Services generally votes AGAINST or WITHHOLDS from all director nominees at a company that has ignored a shareholder proposal that was approved by a majority of the votes cast at the last annual meeting.

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II) Capital Structure

Increase Authorized Common Stock

Corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.

Dual Class Structures

Taft-Hartley Advisory Services does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and vote AGAINST the creation or continuation of dual class structures.

III) Auditor Ratification

Ratifying auditors is no longer a routine procedure. The wave of accounting scandals at companies in the over the past decade underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The ratio of non-audit services to total revenues at the large accounting firms grew significantly leading up to the accounting scandals. We believe the ratio of non-audit fees should make up no more than one-quarter of all fees paid to the auditor so as to properly discourage even the appearance of any undue influence upon an auditor’s objectivity

Auditors are the backbone upon which a company’s financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote. Failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.

We vote AGAINST ratification of a company’s auditor if it receives more than one-quarter of its total fees for consulting and vote AGAINST or WITHHOLD from Audit Committee members when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. We support shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.

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IV) Mergers, Acquisitions, and Transactions

Taft-Hartley Advisory Services votes for corporate transactions that take the high road to competitiveness and company growth. Taft-Hartley Advisory Services believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account the following factors:

●	Impact on shareholder value;

●	Changes in corporate governance and their impact on shareholder rights;

●	Fairness opinion (or lack thereof);

●	Offer price (cost vs. premium);

●	Form and mix of payment (i.e. stock, cash, debt, etc.);

●	Change-in-control payments to executive officers;

●	Perspective of ownership (target vs. acquirer) in the deal;

●	Fundamental value drivers behind the deal;

●	Anticipated financial and operating benefits realizable through combined synergies;

●	Financial viability of the combined companies as a single entity;

●	What are the potential legal or environmental liability risks associated with the target firm?;

●	Impact on community stakeholders and employees in both workforces;

●	How will the merger adversely affect employee benefits like pensions and health care?

Reincorporation

Taft-Hartley Advisory Services reviews proposals to change a company’s state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.

While a firm’s country of incorporation will remain the primary basis for evaluating companies, Taft-Hartley Advisory Services will generally apply U.S. policies to the extent possible with respect to issuers that file DEF 14As, 10 -K annual reports, and 10-Q quarterly reports, and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC). Corporations that have reincorporated outside the U.S. have found themselves subject to a combination of governance regulations and best practice standards that may not be entirely compatible with an evaluation framework based solely on country of incorporation.

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V) Executive Compensation

Stock Option Plans

Taft-Hartley Advisory Services supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to sustained performance. Stock options and other forms of equity compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company— and shareholders— prosper together. Poorly designed equity award programs can encourage excessive risk- taking behavior and incentivize executives to pursue corporate strategies that promote short-term stock price to the ultimate detriment of long-term shareholder value.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders’ share value and voting power. In general, Taft-Hartley Advisory Services supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a CASE-BY-CASE basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, annual burn rate, executive concentration ratios, pay-for-performance and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.

Taft-Hartley Advisory Services votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to other employees.

Problematic Compensation Practices

Poor disclosure, the absence or non-transparency of disclosure and poor plan design of compensation payouts lead to excessive executive compensation practices that are detrimental to shareholders. Poorly designed plans or those lacking in transparency can be reflective of a poorly performing compensation committee or board. Taft-Hartley Advisory Services will generally vote AGAINST management “Say on Pay” (MSOP) proposals and consider voting AGAINST or WITHHOLDING from compensation committee members and/or the CEO on a CASE-BY-CASE basis if the company has problematic compensation practices. In addition, we may consider a vote AGAINST or WITHHOLD from the entire board if the whole board was involved in and contributed to egregious compensation practices.

Proposals to Limit Executive and Director Pay

Taft-Hartley Advisory Services votes FOR shareholder proposals that seek additional disclosure of executive and director pay information. We vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits. We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

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Golden Parachutes

Golden parachutes are designed to protect the senior level employees of a corporation in the event of a change -in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements can grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Taft-Hartley Advisory Services votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and generally opposes proposals to ratify golden parachutes if certain considerations are not met.

Options Backdating

Options backdating has serious implications and has resulted in financial restatements, delisting of companies, and/or the termination of executives or directors. When options backdating has taken place, Taft-Hartley Advisory Services may consider voting AGAINST or WITHHOLDING votes from the compensation committee, depending on the severity of the practices and the subsequent corrective actions taken by the board. We adopt a CASE-BY-CASE approach to the options backdating issue to differentiate companies that had sloppy administration vs. those that had committed fraud, as well as those companies that have since taken corrective action. Instances in which companies have committed fraud are more disconcerting, and Taft-Hartley Advisory Services will look to them to adopt formal policies to ensure that such practices will not re-occur in the future.

Employee Stock Ownership Plans (ESOPs)

Taft-Hartley Advisory Services generally votes FOR ESOPs which allow a company’s employees to acquire stock in the company at a slight discount. Such plans help link employees’ self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.

Advisory Votes on Executive Compensation – Management Say-on-Pay Proposals

Taft-Hartley Advisory Services evaluates executive pay and practices, as well as certain aspects of outside director compensation on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

●	There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

●	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

●	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

●	The situation is egregious.

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Vote AGAINST an equity plan on the ballot if:

●	A pay for performance misalignment exists, and a significant portion of the CEO’s misaligned pay is attributed to non - performance-based equity awards, taking into consideration: a) magnitude of pay misalignment; b) contribution of non-performance-based equity grants to overall pay; and c) the proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Frequency of Advisory Vote on Executive Compensation – Management Say on Pay

Taft-Hartley Advisory Services supports annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

VI) Social and Environmental Issues

Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Taft-Hartley Advisory Services provides specific narrative explanations for votes on these types of shareholder proposals. Taft-Hartley Advisory Services evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Taft-Hartley Advisory Services’ clients select investment strategies and criteria for their portfolios. Taft-Hartley Advisory Services views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Taft- Hartley Advisory Services votes consistent with the economic best interests of the participants and beneficiaries to create “high road” shareholder and economic value.

In most cases, Taft-Hartley Advisory Services supports proposals that request management to report to shareholders information and practices that would help in evaluating the company’s operations and risk exposures. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Taft- Hartley Advisory Services supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company’s legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.

CERES Principles

The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being.

Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Taft-Hartley Advisory Services supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Taft-Hartley Advisory Services votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

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Corporate and Supplier Codes of Conduct

Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) right to organize and bargain collectively; ii) non-discrimination in employment; iii) abolition of forced labor; and iv) end of child labor. Each member nation of the ILO body is bound to respect and promote these rights to the best of their abilities.

●	Support the principles and codes of conduct relating to company investment and/or operations in countries with patterns of human rights abuses or pertaining to geographic regions experiencing political turmoil (Northern Ireland, Columbia, Burma, former Soviet Union, and China).

●	Support the implementation and reporting on ILO codes of conduct.

●	Support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

●	Support requests that a company conduct an assessment of the human rights risks in its operation or in its supply chain, or report on its human rights risk assessment process.

Political Contributions, Lobbying Reporting & Disclosure

Changes in legislation that govern corporate political giving have, rather than limiting such contributions, increased the complexity of tracking how much money corporations contribute to the political process and where that money ultimately ends up. A company’s involvement in the political process could impact shareholder value if such activities are not properly overseen and managed.

●	Support reporting of political and political action committee (PAC) contributions.

●	Support establishment of corporate political contributions guidelines and internal reporting provisions or controls.

●	Generally support shareholder proposals requesting companies to review and report on their political lobbying activities including efforts to influence governmental legislation.

●	Vote AGAINST shareholder proposals asking to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

Greenhouse Gas Emissions

Shareholder proposals asking a company to issue a report to shareholders – at reasonable cost and omitting proprietary information – on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, and their direct or indirect efforts to promote the view that global warming is not a threat. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their

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contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost. Taft-Hartley Advisory Services generally supports greater disclosure on climate change-related proposals.

Sustainability Reporting and Planning

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Taft-Hartley Advisory Services generally supports shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.

Hydraulic Fracturing

Shareholder proponents have elevated concerns on the use of hydraulic fracturing, an increasingly controversial process in which water, sand, and a mix of chemicals is blasted horizontally into tight layers of shale rock to extract natural gas. As this practice has gained more widespread use, environmentalists have raised concerns that the chemicals mixed with sand and water to aid the fracturing process can contaminate ground water supplies. Proponents of resolutions at companies that employ hydraulic fracturing are also concerned that wastewater produced by the process could overload the waste treatment plants to which it is shipped. Shareholders have asked companies that utilize hydraulic fracturing to report on the environmental impact of the practice and to disclose policies aimed at reducing hazards from the process.

Taft-Hartley Advisory Services generally supports shareholder requests seeking greater transparency on the practice of hydraulic fracturing and its associated risks.

Water Use

Shareholders may ask for a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and bottling partners. Such proposals also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

Taft-Hartley Advisory Services generally supports shareholder proposals seeking the preparation of a report on a company’s risks linked to water use.

Workplace Safety

In light of recent fatal accidents at oil refineries (Tesoro – Anacortes refinery, April 2010; and BP – Texas City refinery, March 2005), the 2010 BP Deepwater Horizon incident in the Gulf of Mexico, and the explosion at Massey Energy’s Upper Big Branch mine in 2010, shareholders have sought greater transparency and accountability regarding workplace safety by filing resolutions at a number of corporations.

Taft-Hartley Advisory Services supports shareholder proposals requesting requests for workplace safety reports, including reports on accident risk reduction efforts.

2014 SRI Proxy Voting Guidelines

Executive Summary

Institutional Shareholder Services Inc.

Copyright © 2014 by ISS

www.issgovernance.com

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INTRODUCTION

ISS’ Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner.

These dual objectives carry through to socially responsible investors’ proxy voting activity once the security selection process is completed. In voting their shares, socially responsible institutional shareholders are concerned not only with sustainable economic returns to shareholders and good corporate governance but also with the ethical behavior of corporations and the social and environmental impact of their actions.

Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. Generally, we take as our frame of reference policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, the General Board of Pension and Health Benefits of the United Methodist Church, Domini Social Investments, and other leading church shareholders and socially responsible mutual fund companies. Additionally, we incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.

On matters of corporate governance, executive compensation, and corporate structure, Social Advisory Services guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance consistent with responsibilities to society as a whole.

The guidelines provide an overview of how Social Advisory Services recommends that its clients vote. We note that there may be cases in which the final vote recommendation on a particular company varies from the vote guideline due to the fact that we closely examine the merits of each proposal and consider relevant information and company-specific circumstances in arriving at our decisions. Where Social Advisory Services acts as voting agent for its clients, it follows each client’s voting policy, which may differ in some cases from the policies outlined in this document. Social Advisory Services updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social, and corporate governance topics, in addition to evolving market standards, regulatory changes, and client feedback.

The guidelines evaluate management and shareholder proposals as follows:

MANAGEMENT PROPOSALS

1.	Board of Directors

Social Advisory Services considers director elections to be one of the most important voting decisions that shareholders make. Boards should be comprised of a majority of independent directors and key board committees should be comprised entirely of independent directors. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as Chairman of the board. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Directors are ultimately responsible to the corporation’s shareholders. The most direct expression of this responsibility is the requirement that directors be elected to their positions by the shareholders.

Social Advisory Services will generally oppose slates of director nominees that are not comprised of a majority of independent directors and will vote against/withhold votes from non-independent directors who sit on key board committees. In addition, Social Advisory Services will generally vote against/withhold votes from directors

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individually, committee members, or potentially the entire board, for failure to failure to adequately guard against or manage ESG risks, and from members of the nominating committee, with the exception of new nominees, where the board lacks gender or racial diversity. The election of directors who have failed to attend a minimum of 75 percent of board meetings held during the year will be opposed.

Social Advisory Services supports requests asking for the separation of the positions of Chairman and CEO and requests to adopt cumulative voting, opposes the creation of classified boards, and reviews proposals to change board size on a case-by-case basis. Social Advisory Services also supports shareholder proposals calling for greater access to the board, affording shareholders the ability to nominate directors to corporate boards. Social Advisory Services may vote against/withhold from directors at companies where problematic pay practices exist, and where boards have not been accountable or responsive to their shareholders.

2.	Board Responsiveness

Social Advisory Services has updated its policy to address board responsiveness. Votes will now be considered on a case-by-case basis for individual directors, committee members, or the entire board of directors as appropriate if the board fails to act on a shareholder proposal the received the support of a majority of the shares in the previous year. Other factors we take in to account when evaluating board responsiveness issues include: the board failed to act on takeover offers where the majority of shares are tendered; at the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority or a plurality of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

3.	Auditors

While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. A Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Social Advisory Services will vote against the ratification of the auditor in cases where non-audit fees represent more than 25 percent of the total fees paid to the auditor in the previous year. Social Advisory Services supports requests asking for the rotation of the audit firm, if the request includes a timetable of five years or more.

4.	Takeover Defenses / Shareholder Rights

Topics evaluated in this category include shareholders’ ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.

Social Advisory Services generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.

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5.	Miscellaneous Governance Provisions

Social Advisory Services evaluates proposals that concern governance issues such as shareholder meeting adjournments, quorum requirements, corporate name changes, and bundled or conditional proposals on a case-by-case basis, taking into account the impact on shareholder rights.

6.	Capital Structures

Capital structure related topics include requests for increases in authorized stock, stock splits and reverse stock splits, issuances of blank check preferred stock, debt restructurings, and share repurchase plans.
Social Advisory Services supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Social Advisory Services supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company’s past use of share authorizations and elements of the current request.

7.	Executive and Director Compensation

The global financial crisis has resulted in significant erosion of shareholder value and highlighted the need for greater assurance that executive compensation is principally performance-based, fair, reasonable, and not designed in a manner that would incentivize excessive risk-taking by management. The crisis has raised questions about the role of pay incentives in influencing executive behavior and motivating inappropriate or excessive risk - taking and other unsustainable practices that could threaten a corporation’s long-term viability. The safety lapses that led to the disastrous explosions at BP’s Deepwater Horizon oil rig and Massey Energy’s Upper Big Branch mine, and the resulting unprecedented losses in shareholder value; a) underscore the importance of incorporating meaningful economic incentives around social and environmental considerations in compensation program design, and; b) exemplify the costly liabilities of failing to do so.

Social Advisory Services evaluates executive and director compensation by considering the presence of appropriate pay-for-performance alignment with long-term shareholder value, compensation arrangements that risk “pay for failure,” and an assessment of the clarity and comprehensiveness of compensation disclosures. Equity plan proposals are considered on a case-by-base basis using a binomial pricing model that estimates the cost of a company’s stock-based incentive programs. Plan features and any recent controversies surrounding a company’s pay practices are also factored into the analysis of compensation proposals. Shareholder proposals calling for additional disclosure on compensation issues or the alignment of executive compensation with social or environmental performance criteria are supported, while shareholder proposals calling for other changes to a company’s compensation programs are reviewed on a case-by-case basis.

The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (management “say on pay” or MSOP), an advisory vote on the frequency of say on pay, as well as a shareholder advisory vote on golden parachute compensation. Social Advisory Services will vote against management say on pay (MSOP) proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders. Social Advisory Services will evaluate whether pay quantum is in alignment with company performance, and consideration will also be given to whether the proportion of

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performance-contingent pay elements is sufficient in light of concerns with a misalignment between executive pay and company performance.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

●	There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

●	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

●	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

●	The situation is egregious.

Vote against an equity plan on the ballot if:

●	A pay-for-performance misalignment exists, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration: a) magnitude of pay misalignment; b) contribution of non-performance-based equity grants to overall pay; and c) the proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

8.	Mergers and Corporate Restructurings

Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case-by-case basis, given the potential for significant impact on shareholder value and on shareholders’ economic interests. In addition, these corporate actions can have a significant impact on community stakeholders and the workforce, and may affect the levels of employment, community lending, equal opportunity, and impact on the environment.

9.	Mutual Fund Proxies

There are a number of proposals that are specific to mutual fund proxies, including the election of trustees, investment advisory agreements, and distribution agreements. Social Advisory Services evaluates these proposals on a case-by-case basis taking into consideration recent trends and best practices at mutual funds.

SHAREHOLDER PROPOSALS

10.	Shareholder Proposals on Corporate Governance and Executive Compensation

Shareholder proposals topics include board-related issues, shareholder rights and board accountability issues, as well as compensation matters. Each year, shareholders file numerous proposals that address key issues regarding corporate governance and executive compensation. Social Advisory Services evaluates these proposals from the perspective that good corporate governance practices can have positive implications for a company and its ability

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to maximize shareholder value. Proposals that seek to improve a board’s accountability to its shareholders and other stakeholders are supported. Social Advisory Services supports initiatives that seek to strengthen the link between executive pay and performance, including performance elements related to corporate social responsibility.

11.	Shareholder Proposals on Social and Environmental Topics

Shareholder resolutions on social and environmental topics include workplace diversity and safety topics, codes of conduct, labor standards and human rights (such as requests related to human rights risk assessments), internet privacy/censorship and data security, the environment and energy, weapons, consumer welfare, and public safety.

Socially responsible shareholder resolutions are receiving a great deal more attention from institutional shareholders today than in the past. In addition to the moral and ethical considerations intrinsic to many of these proposals, there is a growing recognition of the potentially significant impact of social and environmental topics on the financial performance of the company. In general, Social Advisory Services supports shareholder proposals on social, workforce, or environmental topics that seek to promote responsible corporate citizenship while enhancing long-term shareholder value. Social Advisory Services will vote for reports that seek additional disclosure particularly when it appears companies have not adequately addressed shareholder concerns on social, workplace, or environmental concerns.

We will closely evaluate proposals that ask the company to cease certain actions that the proponent believes are harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. Social Advisory Services supports shareholder proposals that seek to improve a company’s public image, or reduce its exposure to liabilities and risks.

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APPENDIX F

PROXY VOTING POLICY SUMMARY

WINSLOW CAPITAL MANAGEMENT, LLC.

Winslow, pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, has adopted Proxy Voting Policies and Procedures pursuant to which Winslow undertakes to vote all proxies or other beneficial interests in an equity security prudently and solely in the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

Winslow has delegated the authority to vote proxies in accordance with its Proxy Voting Policies and Procedures to ISS, a third party proxy-voting agency. Winslow subscribes to ISS’ Implied Consent service feature. As ISS research is completed, the ISS Account Manager executes the ballots as Winslow’s agent according to the vote recommendations and consistent with the ISS Standard Proxy Voting Guidelines.

Winslow retains the ability to override any vote if it disagrees with ISS’ vote recommendation, and always maintains the option to review and amend votes before they are cast, except in the case of a conflict of interest. When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g. where Winslow may receive fees from a company for advisory or other services at the same time that Winslow has investments in the stock of that company, Winslow will follow the vote recommendation of ISS. Winslow retains documentation of all amended votes.

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APPENDIX G

PROXY VOTING POLICY SUMMARY

HSBC GLOBAL ASSET MANAGEMENT (FRANCE)

Voting Policy

(Practice in terms of exercising voting rights attaching to securities held in portfolio)

1. Sum-up

1.1 Context

Regarding the provisions introduced in article L533-4 of the Monetary and Financial Code by the Financial Security Law (1.Aug.2003), the purpose of this procedure concerns the description of AMFR’s practice in terms of exercise voting rights attached to securities hold by UCITS (Undertaking for Collective Investment in Transferable Securities) under its management.

In order to exercise the voting rights held in quality of UCITS’ shareholder under its management, AMFR appealed I.S.S.’s services (Institutional Shareholder Services), worldwide leader and specialist in corporate governance counsel and of investors’ counsel for voting right in General Meeting. The information transmitted by I.S.S. is systematically complying with the principle of holders’ interest (for instance, opposition to resolutions leading to the increase of registered capital in case of a take-over bid, or issuing of securities without any preferential rights for active shareholders). AMFR abstains from holding more than 1 % of any company’s stock-market capitalization.

Besides, the ability of AMFR to take part in votes should depends on the diligence of companies to send on time documents, specially for companies in which AMFR has a small shareholding and concerning foreign shares for which the exercise of vote is more difficult.

1.2 Document goals / objectives

The purpose of this document is to describe the terms and conditions on which AMFR Group (AMFR and HSBC France Société de Gestion) intends to exercise the voting rights attaching to securities hold by the collective investment schemes under its management in accordance with article 322-75 of AMF General Regulation.

2. DESCRIPTION OF THE PORTFOLIO MANAGEMENT COMPANY INTERNAL ORGANISATION.

AMFR Group exercise the voting rights attaching to securities hold by French Law UCITS and which custody is insured by NATEXIS BANQUE POPULAIRE (NBP). AMFR uses :

- The NBP’s services to know the planning of exercise of voting rights,

- The ISS’s expertise to know the analysis of companies resolutions,

NBP informs AMFR’s Portfolio Management (Securities Management Department and Guaranteed Products Department) of holding dates of General Meeting companies, membership of CAC 40, SBF 120 and some others quoted stock on the ex-Nouveau Marché. The information must be communicated between D-20 before the General Meeting and the last date before which the manager must give his voting instruction.

The information given by NBP is limited to French companies only and does not concern holding dates of foreign companies general meetings.

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3 – PRINCIPLES TO WHICH THE PORTFOLIO MANAGEMENT COMPANIES REFERS TO EXERCISE VOTING RIGHTS.

AMFR Group exercise the voting rights attaching to securities hold by French Law UCITS and which custody is insured by NATEXIS BANQUE POPULAIRE (NBP).

NBP informs AMFR’s Portfolio Management of holding dates of General Meeting companies.

Informed once, Portfolio Management checks if the ISS’s instructions of vote are updated. In case of ISS didn’t analyze resolutions, no vote will be exercise by Portfolio Management.

Portfolio Management refers to ISS’s recommendations to express its voting rights under conditions that :

Portfolio Management should cope with numbers of votes to exercise during the day (if not, quoted companies with the most significant capitalizations will be dealt with priority.)

At least five founds hold one security relating to the Meeting.

The security relating to the Meeting represents a CAC 40 significant market capitalization.

The principles selected to determine cases in which Portfolio Management express its votes are closely linked to information accessibility, holding thresholds and market capitalization.

3.1. Types of resolutions submitted to General Meeting and for which Portfolio Management exercise voting rights.

Portfolio Management exercise voting rights for every type of resolutions.

3.2.                     Way of exercising voting rights :

Portfolio Management proceed by mail for every type of resolutions.

3.3.                      Number of voting rights to express:

The Portfolio Management precise, before sending its vote to the company for which the General Meeting will be held, how many rights will be expressed.

The Portfolio Management will express nearly 90% of its voting rights in order to respect the revocable constraint of freezing securities to which most of its securities are submitted.

In very specific cases, such as repurchase of UCITS’s shares in advance, modification of the portfolio structure, change of weighting of a CAC 40 share value, Portfolio Management should lower this threshold of 90% or should not exercise its voting rights for some of UCITS.

4. CUSTODY OF VOTE INSTRUCTION OR ABSTENTION.

Portfolio Management keep the justifications of its votes or abstentions and list in a database the vote issued or not issued.

5. PREVENTION OF CONFLICTS OF INTEREST.

Portfolio Management follows a quantitative type management. The general principles of this philosophy of investment as well as the various stages of the investment process are common to the whole assets and values.

The decisions of allowance of assets result from AMFR’s signals more than anticipations of Portfolio manager. By the way, the decisions of exercise voting rights is independent of the analysis of the companies which would result from Portfolio Management.

Furthermore, Portfolio Management referring to ISS’s councils and recommendations in its decisions of vote, it is not likely to be found in a situation of conflicts of interests.

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STATEMENT OF ADDITIONAL INFORMATION

HSBC FUNDS

	Class A	Class I	Class S
HSBC Emerging Markets Debt Fund	HCGAX	HCGIX	HBESX
HSBC Emerging Markets Equity Fund	HSGAX	HSMIX	---
HSBC Emerging Markets Local Debt Fund	HBMAX	HBMIX	HBMSX
HSBC Frontier Markets Fund	HSFAX	HSFIX	---
HSBC Risk Managed Fund	---	---	---
HSBC Total Return Fund	HTRAX	HTRIX	HTRSX
HSBC RMB Fixed Income Fund	HRMBX	HRMRX	HRMSX
HSBC RMB Currency Fund	HRMAX	HRMIX	---
HSBC Asia ex-Japan Smaller Companies Equity Fund	HAJAX	HAJIX	HAJSX

P.O. Box 182845

Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc., Investment Adviser and Administrator of the Funds (“Adviser” or “Administrator”)	Citi Fund Services Ohio, Inc., Sub-Administrator of the Funds (“Citi” or “Sub-Administrator”)

HSBC Global Asset Management (UK) Limited, Subadviser to HSBC Emerging Markets Equity Fund, and Frontier Markets Fund (“AMEU”)	HSBC Global Asset Management (France), Subadviser to HSBC Risk Managed Fund (“AMFR”)

HSBC Global Asset Management (Hong Kong) Limited, Subadviser to the HSBC RMB Fixed Income Fund, the HSBC RMB Currency Fund and the HSBC Asia ex-Japan Smaller Companies Equity Fund ("AMHK")

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY ONE OR MORE OF THE PROSPECTUSES FOR THE FUNDS DATED FEBRUARY 27, 2015 (the “Prospectuses”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectuses and should be read in conjunction with the Prospectuses. The Prospectuses and SAI may be obtained without charge by writing or calling the HSBC Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectuses” are to the relevant Prospectuses dated February 27, 2015 of the funds, by which shares of the funds listed above (each, a “Fund” and, collectively, the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectuses have the same meaning in this SAI as in the Prospectuses.

Current audited financial statements for the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund dated October 31, 2014 are hereby incorporated herein by reference from the Annual Report of such Funds dated October 31, 2014, as filed with the Securities and Exchange Commission (the “SEC”). Copies of this Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

February 27, 2015

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iii

iv

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES	84

The Trust	84
Ownership of the Funds	86

TAXATION	92

Tax Status of the Funds	92
Distributions in General	93
Sale, Exchange, or Redemption of Shares	93
Backup Withholding	94
Other Taxation	94
Fund Investments	95
Foreign Tax Issues	96

OTHER INFORMATION	98

Capitalization	98
Independent Registered Public Accounting Firm	98
Counsel	99
Code of Ethics	99
Registration Statement	99
Financial Statements	100
Shareholder Inquiries	100

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B: HSBC FUNDS, HSBC ADVISOR FUNDS TRUST, and HSBC PORTFOLIOS PROXY VOTING POLICY	B-1

APPENDIX C: PROXY VOTING POLICY AND PROCEDURES for HSBC GLOBAL ASSET MANAGEMENT (USA) INC., HSBC GLOBAL ASSET MANAGEMENT (HONG KONG) LIMITED, HSBC GLOBAL ASSET MANAGEMENT (UK) LIMITED, and HSBC GLOBAL ASSET MANAGEMENT (SINGAPORE) LIMITED	C-1

APPENDIX D: HSBC GLOBAL ASSET MANAGEMENT (FRANCE) PROXY VOTING POLICY SUMMARY	D-1

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GENERAL INFORMATION

THE FUNDS

Each of the HSBC Emerging Markets Debt Fund ("EM Debt Fund"), HSBC Emerging Markets Equity Fund ("EM Equity Fund"), HSBC Emerging Markets Local Debt Fund ("EM Local Debt Fund"), HSBC Frontier Markets Fund ("Frontier Markets Fund"), HSBC Risk Managed Fund ("Risk Managed Fund"), HSBC Total Return Fund ("Total Return Fund"), HSBC RMB Currency Fund ("RMB Currency Fund"), HSBC RMB Fixed Income Fund ("RMB Fixed Income Fund") and HSBC Asia ex-Japan Smaller Companies Equity Fund ("Asia ex-Japan Smaller Companies Equity Fund") is a series of the Trust, an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. Each Fund is "non-diversified," within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), except the Frontier Markets Fund, which is diversified.

Each Fund is described in this SAI. The Trust also includes certain equity, fixed income, asset allocation and money market funds (“Money Market Funds”) that are covered in separate SAIs. As of the date of this SAI, the EM Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations.

Shares of the EM Debt Fund, EM Local Debt Fund, Total Return Fund, RMB Fixed Income Fund and Asia ex-Japan Smaller Companies Equity Fund are divided into three separate classes: Class A (the "Class A Shares"), Class I (the "Class I Shares") and Class S (the "Class S Shares"). Shares of the EM Equity Fund, Frontier Markets Fund, Risk Managed Fund and RMB Currency Fund are divided into two separate classes: Class A Shares and Class I Shares. Shares of the Funds are continuously offered by the Distributor. Certain share classes are subject to investment minimums. See the Prospectuses and "Purchase of Shares" and "Sales Charges" in this SAI.

See “Description Of Shares, Voting Rights, and Liabilities – The Trust,” and “Other Information – Capitalization” in this SAI for more information about the Trust.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements the discussion of the investment objective, policies, and risks of each Fund in the Prospectuses. There can be no assurance that the investment objectives of a Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether a Fund remains an appropriate investment in light of their then-current financial position and needs.

Each Fund is considered to be “non-diversified” under the 1940 Act (with the exception of the Frontier Markets Fund, which is diversified), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund. The non-diversified Funds are not subject to any statutory restrictions under the 1940 Act with respect to limiting the investments of each Fund’s assets in one or relatively few issuers. This ability to invest in a relatively small number of issuers may present greater risks than in the case of a diversified mutual fund. However, each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, among other things, at the close of each quarter of a Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of a Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or in the securities of one or more “qualified publicly traded partnerships.”

Each Fund may borrow money for temporary defensive purposes. From time to time, the RMB Fixed Income Fund may borrow money for liquidity purposes to meet realizations and other expenses.

The Trust, on behalf of Funds that have commenced operations, has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and, therefore, is not subject to registration or regulation as a CPO under the CEA.  The Adviser is not deemed to be a CPO with respect to its service as investment adviser to the Funds.  To the extent that the Trust, on behalf of Funds that have commenced operations, is no longer eligible to claim an exclusion from Commodity Futures Trading Commission (“CFTC”) regulation, these Funds may consider steps in order to continue to qualify for this exclusion, or may determine to operate subject to CFTC regulation.  If a Fund operates subject to CFTC regulation, it may incur additional compliance and other expenses.

INVESTMENT TECHNIQUES

Each Fund invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectuses and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table and the main risks associated with those techniques.

References to the Adviser should be understood as referring jointly to the Adviser and the relevant Subadviser.

The table below indicates the types of investments and techniques that are material to the investment strategies employed by each Fund. In some cases, the omission of a Fund is not intended to imply that the Fund is precluded from investing in the types of investments or employing the techniques indicated below. Generally, if a particular type of investment or technique is not indicated as being applicable to a particular Fund, the particular type of investment or technique will not be material to the investment strategies employed by the Fund, although any risk factors that are stated more generally with respect to any broader category of investment or technique may still apply.

Type of Investment or Technique	EM Debt Fund	EM Equity Fund	EM Local Debt Fund	Frontier Markets Fund	Risk Managed Fund	Total Return Fund	RMB Currency Fund	RMB Fixed Income Fund	Asia ex-Japan Smaller Companies Equity Fund
American Depositary Receipts (“ADRs”)									X
Asset-Backed Securities	X	X	X	X	X	X
Banking Industry and Savings and Loan Industry Obligations	X	X	X	X	X	X	X	X	X
Brady Bonds	X
Cash Sweep Program	X	X	X	X	X	X		X	X
Convertible Securities		X							X
Cyber Security Risk	X	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X	X
Forward Foreign Currency Contracts and Options on Foreign Currencies	X	X	X	X	X	X	X	X	X
Futures Contracts	X	X	X	X	X	X	X	X	X
Hybrid Instruments	X	X	X					X	X
Options and Futures and Related Risks	X	X		X	X	X	X	X	X

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Type of Investment or Technique	EM Debt Fund	EM Equity Fund	EM Local Debt Fund	Frontier Markets Fund	Risk Managed Fund	Total Return Fund	RMB Currency Fund	RMB Fixed Income Fund	Asia ex-Japan Smaller Companies Equity Fund
Swaps, Caps, Floors and Collars	X	X						X
Emerging Markets	X	X	X	X	X	X	X	X	X
Equity Securities		X		X				X	X
Eurodollar and Yankee Bank Obligations	X
Exchange Traded Funds	X	X	X	X	X	X		X	X
Exchange Traded Notes	X
Financial Services				X			X	X	X
Fixed Income Securities	X	X	X	X	X	X	X	X	X
Floating and Variable Rate Obligations	X	X	X	X	X	X	X	X	X
Foreign Currency Exchange-Related Securities	X	X	X	X	X	X	X	X	X
Foreign Securities	X	X	X	X	X	X	X	X	X
Global Financial Markets	X	X	X	X	X	X	X	X	X
High Yield/High Risk Securities	X		X					X
Illiquid Investments, Rule 144A Securities, and Section 4(a)(2) Securities	X	X	X	X	X	X	X	X	X
Inverse Floating Rate Obligations	X	X	X	X	X	X		X
Investment Company Securities	X	X	X	X	X	X	X	X	X
Investments in China and Hong Kong							X	X	X
Money Market Securities	X	X	X	X	X	X	X	X	X
Operational Risk	X	X	X	X	X	X	X	X	X
Other Depositary Receipts (CDRs, EDRs, GDRs)		X		X					X
Participation Notes and Participatory, Unitary and Other Structured Notes			X	X			X		X
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Short Sales						X			X
Short-Term Trading	X	X	X	X	X	X	X	X
Sovereign and Supranational Debt Obligations	X		X			X			X
U.S. Government Securities	X	X	X	X	X	X	X	X	X
Warrants	X	X	X	X	X	X		X	X
When-Issued and Delayed-Delivery Securities			X				X
Zero Coupon Obligations	X	X	X	X	X	X	X	X

AMERICAN DEPOSITARY RECEIPTS

The Asia ex-Japan Smaller Companies Equity Fund may invest in ADRs. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.

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The Fund may invest in either type of ADR.

Although a U.S. investor (such as the Asia ex-Japan Smaller Companies Equity Fund) holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Asia ex-Japan Smaller Companies Equity Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Fund’s custodian in five days. The Asia ex-Japan Smaller Companies Equity Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency. Other types of depositary receipts are discussed under “Other Depositary Receipts” in this section.

ASSET-BACKED SECURITIES

The Funds may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, including auto loans, credit card receivables, home equity loans, and student loans, are being securitized in pass-through structures similar to the mortgage pass-through structures or in a pay-through structure similar to the collateralized mortgage structure.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

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BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

As a temporary defensive measure, the Funds may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations (“S&Ls”).

Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. Time deposits maturing in more than seven days and subject to withdrawal penalties will be subject to each Fund’s restriction on investments in illiquid securities.

The Funds will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks that do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks and foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities that may be purchased by the Funds.

The Funds may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.

BRADY BONDS

The Emerging Markets Debt Fund may invest a portion of their assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. Government securities.

Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

CASH SWEEP PROGRAM

Each Fund may participate in a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, a Fund’s uninvested cash balances are used to purchase Class I Shares of the HSBC Prime Money Market Fund (the “Prime Money Market Fund”). The Cash Sweep Program can reduce exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct

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purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. Class I Shares of the Prime Money Market Fund sold to and redeemed from a Fund will not be subject to a sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, in connection with the purchase, sale, or redemption of such shares by a Fund, or the advisory fee for the investing Fund will be waived in an amount that offsets the amount of such sales charges and/or service fees incurred by that Fund. The SEC recently adopted significant changes to the rules that govern money market funds. These changes will affect the operations, investment strategies, performances and yields of money market funds in a manner that cannot be fully predicted. More detailed information about the Prime Money Market Fund and money market funds in general may be found in the current Prospectus and the separate SAI that includes the various HSBC Money Market Funds and under "MONEY MARKET SECURITIES" in this section.

CONVERTIBLE SECURITIES

The Emerging Markets Equity Fund and the Asia ex-Japan Smaller Companies Equity Fund may invest in securities that are convertible into common stock. Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company’s common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value, and the option to convert to common shares becomes more valuable. Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. See “Equity Securities” in this section.

Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

CYBER SECURITY RISK

The Funds face greater risks of cyber security breaches because of the broad use of technology such as computer systems and the internet that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting data that is maintained online or digitally, denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund or its investment adviser, subadviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund. These cyber-attacks have the ability to cause disruptions and impact business operations, to result in financial losses, to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Funds and their investment adviser have instituted risk management systems designed to minimize the risks associated with cyber security. However, it is not certain that these systems will succeed, especially because the Funds do not directly control the cyber security systems of the service providers to the Funds, their trading counterparties, or the issuers in which a Fund may invest.

DERIVATIVES

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The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or “derived” from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with the use of derivatives, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may use derivatives for hedging purposes or cash management purposes, as a substitute for investing directly in securities, or as part of a strategy to gain exposure to characteristics of investments in foreign markets through efficient portfolio management techniques. When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective. Included in the foregoing are investments in derivatives to create synthetic foreign bond positions. Certain Funds (as reflected in the Prospectuses or in other sections of this SAI) may use derivatives to seek to enhance return when the Adviser believes the investment will assist the Fund in achieving its investment objectives.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a Fund may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, a Fund will be subject to increased liquidity risk.

Also, any additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of a Fund’s derivatives transactions and cause the Fund to lose value.

The risks associated with derivatives are heightened when the Adviser uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the Adviser’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so.

Forward Foreign Currency Contracts And Options On Foreign Currencies

The Funds may enter into forward foreign currency contracts and options on foreign currencies. Forward foreign currency exchange contracts (“forward contracts”) are generally intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. By entering into transactions in forward contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses that will reduce its gross income. Forward contracts are typically traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

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A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security.

The Funds may each also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. See “Options and Futures and Related Risks” in this section.

The Funds may each also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with a Fund’s obligation under the forward contract. On the date of maturity, a Fund may be exposed to some risk of loss from fluctuations in that currency. When a Fund enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the U.S. dollar value of securities denominated in a foreign currency or protecting the U.S. dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates. The Funds that may use derivatives to enhance their returns may enter into transactions in forward contracts for purposes other than hedging, which presents greater profit potential but also involves increased risk of losses that will reduce their gross income. If the expected changes in the value of the currency occur, a Fund will realize profits that will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses that will reduce its gross income. Such transactions, therefore, could be considered speculative.

Futures Contracts

The Funds may buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as “stock index futures”), (2) an individual stock (“single stock futures”), (3) U.S. Treasury futures (4) other broadly-based securities indices (these are referred to as “financial futures”), and (5) foreign currencies. A broadly-based stock index is used as the basis for trading stock index futures. They may, in some cases, be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no

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delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date.

A Fund may enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if a Fund owns long-term bonds, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of a Fund’s futures contracts would increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, the Fund may purchase a futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the Fund of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the Fund will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, a Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as “margin.” The initial deposit required will vary, but may be as low as 2% or less of a contract’s face value. Daily thereafter, the futures contract is valued through a process known as “marking to market,” and a Fund may receive or be required to pay additional “variation margin” as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market can be more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell a Fund’s portfolio securities.

The ability to hedge effectively all or a portion of a Fund’s portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value

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of securities held in the Fund’s portfolio. If the securities (or the securities comprising the index) underlying a futures contract are different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and a Fund could sustain losses on the hedging transactions that would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses on both the hedging transaction and the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transactions had not been undertaken.

The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for a Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, position limits, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Investments in futures contracts also entail the risk that if the Adviser’s investment judgment about the general direction of interest rates is incorrect, a Fund’s overall performance may be poorer than if the Fund had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fund’s portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the Fund’s futures positions. In addition, in such situations, if a Fund has insufficient cash, bonds may have to be sold from the Fund’s portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices that reflect the rising market.

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Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions that may be held by a trader, whether acting alone or in concert with others.

When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with a Fund’s custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value (“NAV”) of the Funds.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Options, Futures And Related Risks

The Funds may invest in options and futures contracts to the extent set forth in the

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Prospectuses and this SAI. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of a Fund. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit the potential of a Fund to realize gains as well as limit their exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position.

Options on Securities. A “call option” is a contract sold for a price (the “premium”) giving its holder the right to buy a specific number of shares of stock at a specific price on or prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if a Fund writes an option which expires unexercised or is closed out by a Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to a Fund’s position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option a Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by a Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

A Fund may also write combinations of put and call options on the same security, a practice known as a “straddle.” By writing a straddle, a Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and a Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option on a portfolio security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then-current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not

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be undertaken by a Fund solely for hedging purposes, and may involve certain risks that are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit a Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Options on Securities Indices. A Fund may cover call options on securities indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.

A Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund’s investment. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Fund’s security holdings.

The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities

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awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

Risk Factors:

Imperfect Correlation of Hedging Instruments with a Fund’s Portfolio. The ability of a Fund to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund’s portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, a Fund’s hedging strategy may not be successful and the Fund could sustain losses on its hedging strategy that would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, futures contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and on the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, a Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where a Fund enters into forward contracts as a “cross hedge” (i.e., the purchase or sale of a forward contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Fund incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the futures contract or forward contract approaches.

The trading of options, futures contracts and forward contracts also entails the risk that, if the Adviser’s judgment as to the general direction of interest or exchange rates is incorrect, a Fund’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates, and rates instead decline, the Fund will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

Certain Funds may each purchase and write options not only for hedging purposes, cash management, or to simulate investments in otherwise permissible securities, but also for the purpose of attempting to increase its return. As a result, those Funds will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of

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portfolio securities or decreases in the cost of securities to be acquired.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and a Fund could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on a Fund’s ability effectively to hedge its portfolio.

The liquidity of a secondary market in an option or futures contract may be adversely affected by “daily price fluctuation limits,” established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent a Fund from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on Futures Contracts. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

Risk of Potential Government Regulation of Derivatives. It is possible that additional government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Funds engage in derivatives transactions could also prevent the Funds from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has changed the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter derivatives, including financial instruments, such as swaps, in which the Funds

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may invest. Title VII of the Dodd-Frank Act makes broad changes to the over-the-counter derivatives market, grants significant new authority to the SEC and the CFTC to regulate over-the-counter derivatives and market participants, and will require clearing and exchange trading of many over-the-counter derivatives transactions.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many over-the-counter derivatives transactions. The CFTC, SEC and other federal regulators are issuing the rules and regulations that enact the provisions of the Dodd-Frank Act. Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Funds. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact a Fund's ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund's ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective. New requirements even if not directly applicable to the Funds, including capital requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.

Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which a Fund will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for a Fund to respond in a timely manner.

In addition, over-the-counter derivatives transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund’s position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter derivatives transactions are not subject to the performance guarantee of an exchange clearing house and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the CFTC has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations that would make it difficult or impossible for a Fund to enter into the trading strategies identified herein or to liquidate existing positions.

As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. A Fund may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by a Fund is exercised or the Fund is unable to close out a forward contract it has entered into. In addition, a Fund may elect to take delivery of

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such currencies. Under such circumstances, a Fund may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, a Fund may hold such currencies for an indefinite period of time if the Adviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Adviser anticipates favorable movements in such rates.

While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes a Fund to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could also adversely affect a Fund’s hedging strategies. Certain tax requirements may limit the extent to which a Fund will be able to hold currencies.

Swaps, Caps, Floors And Collars

The Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

The Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

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As a result of the Dodd-Frank Act and related regulatory developments, certain standardized swaps are now subject to mandatory central clearing and trade execution requirements. Unlike uncleared swaps (negotiated bilaterally and traded over-the-counter), cleared swaps must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as the central counterparty to the transaction. Mandatory clearing and exchange-trading will occur on a phased-in basis based on a number of factors. Currently, the CFTC has designated the most common types of credit default index swaps and interest rate swaps as subject to mandatory central clearing, and certain public trading facilities have made those types of swaps available for trading. It is expected that additional types of swaps will become subject to central clearing and exchange-trading requirements in the future. While central clearing and exchange-trading is intended to reduce counterparty and credit risk, they do not eliminate these types of risks from a transaction. Cleared and exchange-traded swaps may still cause a Fund to lose money.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser was incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

EMERGING MARKETS

The Funds may invest in emerging markets to the extent set forth in the Prospectuses or in other sections of this SAI, and these investments present greater risk than investing in foreign issuers in general.

A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on a Fund’s investments. Investing in many former communist or socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy. It is possible, particularly in markets in emerging market countries, that purported securities in which the Funds invest may subsequently be found to be fraudulent and as a consequence the Funds could suffer losses.

Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of an investor between different countries; difficulties in invoking the legal process outside the United States and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and adversely impact the global trading market for emerging market instruments. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, an investor may be

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subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing local and state laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of an investor are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on an investor (such as a Fund) and its investments.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the partial or complete ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by a Fund. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds' assets should these conditions recur.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The issuers of the sovereign debt securities in which the Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer’s balance of payments, including export performance, and its access

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to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market’s trading partners could also adversely affect the country’s exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than U.S. dollars or non-emerging market currencies, their ability to make debt payments denominated in U.S. dollars or non-emerging market currencies could be affected.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Liquidity, Trading Volume, and Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The lack of liquidity could have an adverse effect on the value of a Fund’s holdings, and on a Fund’s ability to dispose of such holdings in response to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the stocks of countries that may be selected by the Adviser for purchase or sale by a Fund may have insufficient market liquidity to allow the relevant Fund to purchase such stocks in such amounts or at such prices as the Adviser may deem reasonable for investment under such strategy and/or there may not be a readily available means by which the Fund can gain exposure to such country’s securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of a Fund to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.

The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

Disclosure and regulatory standards in emerging markets are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers are not subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002, which imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the United States. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as

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are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. There is also less publicly available information about lesser developed and emerging market companies than U.S. companies.

Default, Legal Recourse. The Funds may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund’s ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer’s willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Certain Risks of Holding Assets Outside the United States. A Fund generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and therefore expose a Fund to additional risk. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in higher operating expenses for the Fund as compared to funds that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Withholding. Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A

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Fund’s NAV may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Foreign Currencies. A Fund’s investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the Fund’s portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund’s NAV.

EQUITY SECURITIES

The Emerging Markets Equity Fund and Frontier Markets Fund may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth or experience of management. These companies may be in the developmental stage or may be older companies undergoing significant changes. As a result, the prices of small-cap companies may rise and fall more sharply. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

EURODOLLAR AND YANKEE BANK OBLIGATIONS

The Emerging Markets Debt Fund may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and

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Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

EXCHANGE TRADED FUNDS

Exchange traded funds ("ETFs") are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF's shares may fluctuate or lose money. In addition, because they, unlike other investment companies, are traded on an exchange, ETFs are subject to the following risks: (i) the market price of the ETF's shares may trade at a premium or discount to the ETF's NAV; (ii) an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. See also "Investment Company Securities" below.

EXCHANGE TRADED NOTES

The Emerging Markets Debt Fund may invest in exchange traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An investor’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If an investor must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If an investor holds its investment in an ETN until maturity, the issuer will give the investor a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FINANCIAL SERVICES

The Frontier Markets Fund and RMB Currency Fund will, under normal market conditions, invest more than 25% of its total assets in the financial services group of industries. To the extent a Fund’s investments are concentrated in the financial services group of industries, the Fund will have correspondingly greater exposure to the risk factors that are characteristic of such investments. In particular, investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services group of industries due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services group of industries by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations

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and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

FIXED INCOME SECURITIES

The Funds may invest in fixed income securities. To the extent a Fund invests in fixed income securities, the value of the Fund’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. A Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

Recent outflows in the fixed income market could impose difficulties on dealers because the increase over the past decade of assets in bond mutual funds and ETFs have not been matched with a proportionate increase in dealer capacity. As such, dealer inventories appear to be at an all-time low, relative to the market size. This reduction in market-making capacity by dealers has the potential to decrease liquidity and increase volatility in fixed income markets.

For purposes of any minimum requirements set forth herein that are based upon a nationally recognized statistical rating organization’s (“NRSRO”) ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A security that has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See “Foreign Securities” below.

FLOATING AND VARIABLE RATE OBLIGATIONS

Certain fixed income securities that the Funds may purchase may have a floating or variable rate of interest. The interest payable on instruments with floating or variable rates of interest changes in accordance with specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under “Foreign Securities,” below.

Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or-at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The Funds may also buy variable rate master demand notes. The terms of the obligations permit a Fund to

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invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the relevant Fund’s investment in money market instruments.

Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on U.S. Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date that may range up to 30 years from the date of issuance.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

The Funds may invest in foreign currency exchange-related securities.

Foreign Currency Warrants. Foreign currency warrants, such as Currency Exchange Warrants (SM) (“CEWs”(SM)), are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign

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currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the “OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN SECURITIES

The Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, social, political and regulatory risks. Investments in foreign

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possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of a Fund, political or financial instability, the imposition of economic sanctions, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The currency in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

Euro-Related Risks. The recent global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn that could significantly affect the value of a Fund’s European investments. The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is possible that EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative.

GLOBAL FINANCIAL MARKETS

Global economies and financial markets are becoming increasingly interconnected. Social, political and economic conditions (including recent instability and volatility) and events (including armed conflict and natural disasters) in one country, region or financial market, including a country, region, or market in which a Fund has not invested, may adversely impact issuers in a different country, region or financial market, including a country, region, or market in which a Fund has not invested. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause a Fund to underperform other types of investments.

The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention may also change the way in which a Fund is regulated and could limit or preclude the Fund's ability to achieve its investment objective. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the European Union, which could disrupt global markets and affect the liquidity and value of a Fund's investments, regardless of whether the Fund has significant exposure to European markets. In addition, countries in the Asian region may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community, that could adversely impact economies within individual Asian countries or the Asian region or the global market as a whole. Moreover, governments or their agencies may acquire distressed assets from financial institutions and may acquire ownership interests in those institutions, which may affect a Fund's investments in ways that are unforeseeable.

In addition, in the United States, total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that

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the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy. In 2011, Standard & Poor's lowered its long-term sovereign credit rating on the United States, which may affect the market price and yields of certain U.S. Government securities. Export-driven economies, including the economies of a number of Asian countries, may be adversely affected by the U.S. and other large economies, with which they do business.

HIGH YIELD/HIGH RISK SECURITIES

The Funds may invest in high yield/high risk securities. Securities rated lower than Baa by Moody’s Investor Service (“Moody’s”), or lower than BBB by Standard & Poor’s Rating Services (“S&P”), are referred to as “non-investment grade,” “high yield” or “junk” bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. A description of the ratings used herein and in the Prospectuses is set forth in Appendix A to this SAI.

Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Funds to achieve their investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities that pay interest periodically and in cash. The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily NAV of the Funds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The adoption of new legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any future legislation, and the probability of such legislation being enacted, is uncertain.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(a)(2) SECURITIES

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Each Fund may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A or Section 4(a)(2) security is liquid and thus not subject to a Fund’s limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVERSE FLOATING RATE OBLIGATIONS

The Funds may invest in inverse floating rate obligations (“inverse floaters”). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London InterBank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater Collateralized Mortgage Obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

INVESTMENT COMPANY SECURITIES

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, a Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses a Fund’s shareholders directly bear in connection with a Fund’s own operations.

Generally, under the 1940 Act and related rules, a Fund may purchase an unlimited amount of shares of an affiliated fund or a money market fund. A Fund may also purchase shares of an unaffiliated fund as long as: (i) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds); (ii) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company; or (iii) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies. A Fund may exceed the limits if (i) the unaffiliated fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the unaffiliated fund and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

The Trust may, in the future, seek to achieve the investment objective of the Funds by investing all of their assets in an open-end management investment company having substantially the same investment

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objective, policies and restrictions as the Funds (i.e., under a master/feeder arrangement). In such event, the investment advisory contracts for the Funds would be terminated. Such change would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Funds were to continue to be invested directly in portfolio securities.

Investments in securities issued by other investment companies present the following risks:

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause a Fund to underperform other similar funds or cause you to lose money, and that a Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that a Fund may invest in underlying funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the underlying funds or otherwise.

INVESTMENTS IN CHINA AND HONG KONG

Investments in the Asian Region. The Asia ex-Japan Smaller Companies Equity Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Many Asian countries are considered emerging or frontier markets, and these markets can be less economically and politically stable than developed markets such as the United States. The Asian region may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community. For example, the Asian region, and particularly China and South Korea, may be adversely affected by the social, political, economic and regulatory developments in North Korea and its relationship to the international community, including the United States. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors, including Vietnam and Japan, and historically challenging relations with Japan could adversely impact economies in the region. Other potential sources of unrest include nuclear arms threats between India and Pakistan and separatist, ethnic and sectarian violence occurring in Indonesia. Such unrest would likely have a negative impact on the economies and securities markets in this region. Moreover, the Asian region has historically been prone to natural disasters, which have in the past, and may continue to, negatively impact the economy of a country in the Asian region.

The economies of many Asian countries differ from the economies of more developed countries in numerous respects, such as, financial system stability, rate of growth, inflation, capital reinvestment, resource self-sufficiency, the national balance of payments, and sensitivity to global trade. Some Asian countries are highly dependent upon and may be affected by developments in other Asian countries, the United States and Europe as a result of their dependency on international trade. Changes in diplomatic relations, trade barriers or global export flows may have a significant impact on a particular Asian country or on the region as a whole.

There may be less publicly available information about companies in many Asian countries. In addition, some Asian convertible securities are not rated by rating agencies like S&P, Moody’s, or Fitch; or if they unrated, they may be rated below investment grade (referred to as “junk bonds,” which are typically speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default.

Moreover, the stock exchanges and financial and securities industries in many Asian countries do not generally have the level of government and regulatory oversight as in the United States or Europe. Financial intermediaries in countries in this region may not operate or perform as well as their counterparts in more developed securities capital markets. The auditing and reporting standards in some Asian emerging market countries also may not yield the same degree of shareholder protection or information to investors as those of developed countries. Specifically, the valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently in Asian countries than under the auditing and reporting standards that exist in more developed countries. The legal systems in many Asian countries are also still developing, and therefore make it more difficult to obtain or enforce a judgment.

The securities markets of many Asian countries are also significantly smaller, less liquid and more volatile than securities markets in the United States and Europe. Certain countries in this region are also undergoing a period of growth and change, which could lead to trading volatility and may impose difficulties regarding the operations, settlement and recording of securities transactions. Certain markets in these countries may also require significant withholding of dividends paid on portfolio securities and on realized capital gains, and there can be no assurance that repatriation of the Asia ex-Japan Smaller Companies Equity Fund’s income, gains or initial capital from these countries will necessarily occur.

Investments in China and Hong Kong. The RMB Fixed Income Fund and RMB Currency Fund both seek to achieve their respective investment objectives by investing in securities or instruments that provide exposure to RMB. In addition to the aforementioned risks of investing in emerging markets, investing in securities listed and traded in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies, securities or currency markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in China may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. As a result, the value of RMB, and the value of securities designed to provide exposure to RMB, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. Major remaining barriers to foreign investment include opaque and inconsistently enforced laws and regulations

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and the lack of a rules-based legal infrastructure. These and other factors may decrease the value and liquidity of a Fund’s investments, and therefore the value and liquidity of an investment in the Fund. These and other factors could have a negative impact on a Fund’s performance.

The laws, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of a Fund’s portfolio. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without compensation. There can be no assurance that the Chinese government will not take similar actions in the future.

Only recently has China loosened some of its controls with respect to foreign investment to permit private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth. However, there is no guarantee that the Chinese government will continue its current economic reforms or that the growth of the Chinese economy will be sustained in the future. Economic growth in China has historically been accompanied by periods of high inflation. If measures adopted by the Chinese government to counter inflation do not succeed, and if inflation were to worsen, the Chinese economy could be adversely affected.

The Chinese government continues to be an active participant in many economic sectors through ownership positions in Chinese companies and other forms of regulation. Certain government policies may result in the preferential treatment of particular sectors or companies and may have a significant effect on the Chinese economy. Exports and trade are integral to the Chinese economy. As a result, adverse changes to the economic conditions of China’s primary trading partners, such as the United States, Japan and South Korea, could adversely impact the Chinese economy.

China operates under a civil law system, in which court precedent is not binding. The law is controlled exclusively through written statutes. Because there is no binding precedent to interpret existing statutes, there is also uncertainty regarding the implementation of existing law.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. However, there is no guarantee that China will continue to honor Hong Kong’s autonomy, and China may change its policies regarding Hong Kong at any time. If China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. An investment in a Fund involves risk of a total loss.

MONEY MARKET SECURITIES

Each Fund’s investments in money market instruments will consist of: (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Adviser ; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the Prime Money Market Fund. Securities issued or guaranteed as to principal and interest by

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the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

The SEC recently adopted significant changes to the rules that govern money market funds. Among other things, these changes will: (1) permit a money market fund to impose a fee (up to 2%) on redemptions from the money market fund and/or temporarily restrict redemptions from the money market fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. Government money market funds, which generally are money market funds that invest in cash, U.S. government securities and/or related repurchase agreements, are exempt from these requirements. There are a number of other changes under the revised rules that relate to diversification, disclosure, reporting and stress testing requirements. These changes will affect a money market fund's operations, investment strategies, performance and yield in a manner that cannot be fully predicted.

OPERATIONAL RISK

The Funds’ investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

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OTHER DEPOSITARY RECEIPTS (CDRS, EDRS, GDRS)

The Emerging Markets Equity Fund, Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund may invest in securities that trade in the form of depositary receipts. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The Funds may invest in EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass-through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

PARTICIPATION NOTES, PARTICIPATORY, UNITARY AND OTHER STRUCTURES NOTES

The EM Local Debt Fund, Frontier Market Fund, RMB Currency Fund and the Asia ex-Japan Smaller Companies Equity Fund may invest in participation notes, participatory notes, unitary and other similar structured notes ("Notes"). The Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market (among other reference assets). If the Notes are held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. The holder of a Note that is linked to a particular underlying security or instrument is usually entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Notes involve transaction costs and are typically used when a Fund is precluded from buying the underlying security by foreign market rules or other reasons. Investments in Notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a Note or that the trading price of a Note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a Note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a Note. Notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk of the issuing bank of broker-dealer (or any guarantor) and this risk may be amplified if a Fund purchases Notes from only a small number of banks or broker-dealers. A Note may be indexed positively or negatively and, therefore, the appreciation of the underlying value of the security, instrument or market that it seeks to replicate can produce an increase or decrease in the principal and/or interest payments. Moreover, the rate of return on a Note can be determined by applying a multiplier to the performance of the underlying value of the security, instrument or market that it seeks to replicate (i.e., leveraged), which could magnify the possibility of gain and the risk of loss.

REPURCHASE AGREEMENTS

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The Funds may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, a Fund will seek to liquidate such collateral. The exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. While the management of the Trust acknowledges these risks, they will attempt to control such risks through stringent security selection criteria and careful monitoring procedures.

SHORT SALES

The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, a Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until a Fund replaces the borrowed security. A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

SHORT-TERM TRADING

The Funds may engage in short-term trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the

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management’s view to achieve the investment objective of a Fund. A change in the securities held by a Fund is known as “portfolio turnover.” Management does not expect that in pursuing a Fund’s investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with each Fund’s investment objective. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing a Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to a Fund.

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SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

Certain Funds may invest in sovereign and supranational debt obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The total public debt of governments as a percentage of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high levels of debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities to the extent set forth in the Prospectuses and this SAI. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

WARRANTS

A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The EM Local Debt Fund and RMB Currency Fund may purchase or sell securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, a Fund could miss a favorable price or yield opportunity or suffer a loss.

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ZERO COUPON OBLIGATIONS

The Funds may invest in zero coupon obligations, which are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. A Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund’s distribution obligations, in which case the Fund will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor.

PORTFOLIO TURNOVER

For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds.

The Adviser manages each Fund generally without regard to restrictions on portfolio turnover. In general, a Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for a Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing a Fund’s portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to each Fund, including brokerage commissions, and the realization of capital gains that are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

For the fiscal periods ended October 31, 2014 and October 31, 2013, the portfolio turnover rate for each Fund was:

Fund(1)	2014	2013
EM Debt Fund	51%	53%
EM Local Debt Fund(2)	199%	86%
Frontier Markets Fund	64%	44%
Total Return Fund	77%	64%
RMB Fixed Income Fund	54%	0%
Asia Ex-Japan Smaller Companies Equity Fund(3)	N/A	N/A

(1)	The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.

(2)	The amount and timing of purchases and sales of fund shares during the period contributed to a higher portfolio turnover rate for the year ended October 31, 2014 as compared to prior years.
(3)	The Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014.

If a Fund has a high portfolio turnover rate (e.g., 100% or more), transaction costs incurred by the Fund, and the realized capital gains and losses may be greater than those of a Fund with a lesser portfolio turnover rate. See “Portfolio Transactions” and “Tax Matters.”

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PORTFOLIO TRANSACTIONS

For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds.

The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Funds. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although each Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for a Fund with a broker-dealer affiliate of the Adviser.

The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

Generally, fixed income securities and money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, N.A. (“HSBC Bank”), the Adviser, a Fund or Foreside Distribution Services, L.P. (“Foreside” or “Distributor”) are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund, except the RMB Fixed Income Fund, may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. The RMB Fixed Income Fund may purchase securities from underwriting syndicates of which the Adviser, Sub-Adviser, or any of their affiliates is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, a Fund or the Distributor may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal. Unless authorized by law, the RMB Fixed Income Fund will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal. These restrictions may preclude the RMB Fixed Income Fund from purchasing or selling, or may limit the RMB Fixed Income Fund’s purchase and sale of, certain securities, particularly in Asian markets in which affiliates of the Adviser are active brokers or dealers with large market shares, including markets in which the RMB Fixed Income Fund principally invests. Moreover, these restrictions could potentially have an impact on the RMB Fixed Income Fund’s performance and liquidity of portfolio holdings.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as

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defined in the 1934 Act) to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds. However, regulatory restrictions that prohibit transactions with affiliates of the RMB Fixed Income Fund may preclude the Fund’s ability to participate in these volume transactions and cause the Fund to engage unaffiliated brokers or dealers, which could impact the timing of a transaction, the price at which a security is purchased or sold, and the RMB Fixed Income Fund’s performance.

The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

If a Fund invests primarily in fixed income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

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In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Fund’s investment advisory contract, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

For the fiscal years ended October 31, 2014, 2013 and 2012, the Funds paid aggregate brokerage commissions as shown in the following table:

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Fund(1)	2014	2013	2012
EM Debt Fund	$156	$125	$0
EM Local Debt Fund	$0	$0	$0
Frontier Markets Fund	$914,106	$328,902	$34,622
Total Return Fund	$6,562	$5,218	$0	(2)
RMB Fixed Income Fund	$0	$0	$0	(3)
Asia ex-Japan Smaller Companies Equity Fund(4)	N/A	N/A	N/A

(1)	The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.

(2)	From March 30, 2012 through October 31, 2012.
(3)	From June 8, 2012 through October 31, 2012.
(4)	The Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014.

During the fiscal year ended October 31, 2014, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. None of the top ten brokers owned securities of each such issuer as of October 31, 2014. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during its most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust’s most recent fiscal year.)

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures for the Trust relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust. Disclosure of information regarding the portfolio holdings of the Funds occurs only upon the determination, by the Trust’s Chief Compliance Officer (“CCO”), that such disclosure is in the best interests of the Funds’ shareholders and that it does not present a conflict of interest between the shareholders and the Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, its principal underwriter or any subadviser of the Funds.

Pursuant to applicable law, the Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are also available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are also available, free of charge, on the Trust’s website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com.

The Trust’s website also provides information about each Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trust may publish the Funds’ full portfolio holdings thirty (30) days after the end of each month. This information is available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trust (including the Trust’s custodian, the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and NRSROs, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that

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foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s CCO. The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services (10 days after the end of each month), Morningstar (between 60-70 days after the end of each quarter), Bloomberg L.P. (60 days after the end of each quarter) and Standard & Poor’s Corporation (between 3-5 days after the end of each week).

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

The Trust, with respect to each Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding voting securities” of a Fund. The term “majority of the outstanding voting securities” as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities.” The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

ALL FUNDS

Each of the Funds is subject to the following non-fundamental restrictions, in addition to the fundamental and non-fundamental restrictions set forth below under the headings for each Fund:

1. The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

2. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities, except under such conditions as may be set forth in the Prospectus and in this SAI.

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3. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

4. The Fund may not directly purchase securities or other instruments issued by companies that manufacture cluster munitions or anti-personnel mines. The Adviser uses the definitions within the 1997 Mine Ban Treaty and the 2008 Convention on Cluster Bombs for guidance and implementation. The Fund may purchase securities of registered investment companies, ETNs or other pooled vehicles that invest in companies that manufacture cluster munitions or anti-personnel mines.

EM DEBT FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in separate registered investment companies with substantially the same investment objectives):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7. purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed

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securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7.

EM EQUITY FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of their assets in separate registered investment companies with substantially the same investment objectives):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7. purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

EM LOCAL DEBT FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in separate registered investment companies with substantially the same investment objectives):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

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3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7. purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7.

FRONTIER MARKETS FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in separate registered investment companies with substantially the same investment objective):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different

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countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

As a matter of fundamental policy, the Fund (or a separate registered investment company with substantially the same investment objective in which the Fund invests all of its assets) will, under normal market conditions:

1. invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The Fund may not, however, concentrate its investments in any other industry or group of industries outside of the financial services group of industries, except that this limit does not apply to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or (ii) repurchase agreements secured by the instruments described in clause (i).

The following interpretations apply to, but are not a part of, this fundamental restriction: the financial services group of industries is deemed to include industries within the financial services sector, including banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance), and related asset-backed securities. Asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry. The Adviser or Subadviser may analyze the characteristics of a particular issuer and security and assign an industry classification consistent with those characteristics in the event that either a third-party classification provider used by the Adviser or Subadviser or another fund service provider does not assign a classification or assigns a classification inconsistent with that believed appropriate by the Adviser or Subadviser based on their analysis of the economic characteristics of the issuer.

RISK MANAGED FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in separate registered investment companies with substantially the same investment objectives):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index

46

futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7. purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7.

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TOTAL RETURN FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in separate registered investment companies with substantially the same investment objective):

1. borrow money, except to the extent permitted under the 1940 Act;

2. issue any senior securities, except as permitted under the 1940 Act;

3. act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward and non-deliverable forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7. purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

RMB FIXED INCOME FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in separate registered investment companies with substantially the same investment objective):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.	act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;
48

4.	purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.	purchase or sell commodities or commodity contracts, except that the Fund may deal in forward and non-deliverable forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures; and

6.	make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act

As a matter of fundamental policy, the Fund (or a separate registered investment company with substantially the same investment objective in which the Fund invests all of its assets) will, under normal market conditions:

1.	invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The Fund may not, however, concentrate its investments in any other industry or group of industries outside of the financial services group of industries, except that this limit does not apply to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or (ii) repurchase agreements secured by the instruments described in clause (i).

The following interpretations apply to, but are not a part of, this fundamental restriction: the financial services group of industries is deemed to include industries within the financial services sector, including banks, asset management companies, investment banking companies, brokerage companies, custody banks, finance companies (e.g., automobile finance) and insurance companies. Asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry. The Adviser or Subadviser may analyze the characteristics of a particular issuer and security and assign an industry classification consistent with those characteristics in the event that either a third-party classification provider used by the Adviser or Subadviser or another fund service provider does not assign a classification or assigns a classification inconsistent with that believed appropriate by the Adviser or Subadviser based on their analysis of the economic characteristics of the issuer.

RMB CURRENCY FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in separate registered investment companies with substantially the same investment objective):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.	act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.	purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or
49

interests therein or are engaged in the real estate business, including real estate investment trusts;

5.	purchase or sell commodities or commodity contracts, except that the Fund may deal in forward and non-deliverable forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures; and

6.	make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act

As a matter of fundamental policy, the Fund (or a separate registered investment company with substantially the same investment objective in which the Fund invests all of its assets) will, under normal market conditions:

1.	invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The Fund may not, however, concentrate its investments in any other industry or group of industries outside of the financial services group of industries, except that this limit does not apply to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or (ii) repurchase agreements secured by the instruments described in clause (i).

The following interpretations apply to, but are not a part of, this fundamental restriction: the financial services group of industries is deemed to include industries within the financial services sector, including banks, asset management companies, investment banking companies, brokerage companies, custody banks, finance companies (e.g., automobile finance) and insurance companies. Asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry. The Adviser or Subadviser may analyze the characteristics of a particular issuer and security and assign an industry classification consistent with those characteristics in the event that either a third-party classification provider used by the Adviser or Subadviser or another fund service provider does not assign a classification or assigns a classification inconsistent with that believed appropriate by the Adviser or Subadviser based on their analysis of the economic characteristics of the issuer.

ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of their assets in separate registered investment companies with substantially the same investment objectives):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.	act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.	purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

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5.	purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.	make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7.	purchase any securities, which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) to the extent that an industry represents 20% or more of the Fund’s then-current benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry; (b) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (d) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

The Adviser or Subadviser may analyze the characteristics of a particular issuer and security and assign an industry classification consistent with those characteristics in the event that either a third-party classification provider used by the Adviser or Subadviser or another fund service provider does not assign a classification or assigns a classification inconsistent with that believed appropriate by the Adviser or Subadviser based on their analysis of the economic characteristics of the issuer.

For purposes of the Fund’s fundamental investment restriction regarding the purchase or sale of commodities or commodity contracts, the Fund will not treat a financial instrument, including a swap or other derivative instrument, that may be considered a “commodity interest” under applicable law as a commodity or commodity contract, unless the instrument seeks to replicate the performance of physical commodities.

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PERCENTAGE AND RATING RESTRICTIONS

If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Funds’ Prospectuses is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act and/or the rules thereunder with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees elect the officers of the Trust and appoint service providers to manage the Trust’s day-to-day operations. The Trustees meet regularly to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including the investment performance of the Trust’s Funds and the operation of the Trust’s compliance programs, and to evaluate and address risks associated with the Trust’s activities.

BOARD COMPOSITION AND LEADERSHIP STRUCTURE

The Board is currently composed of six Trustees, one of whom is an “interested person” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trusts (“Interested Trustee”) by virtue of her employment with the Adviser and five of whom are not an “interested person” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trust (“Independent Trustees”). The Chairman of the Board is an Independent Trustee, and, among other duties and responsibilities, serves as a point person for communications between the Trustees and the Trust’s management and service providers. The Board also has established an Audit Committee, a Valuation and Investment Oversight Committee, a Nominating and Corporate Governance Committee, and a Contracts and Expense Committee (the “Committees”) to facilitate the Trustees’ oversight of the management of those aspects of the Trust’s operations. Each Committee has a Chair and certain Committees also have a Vice Chair. Each Committee’s responsibilities are discussed in greater detail below.

The Trustees interact directly with the Chairman of the Board, Chairs of the Committees, each other, the Trust’s officers, and senior management of the Adviser and other service providers of the Trust at scheduled meetings and between meetings, as appropriate. The Trustees seek to have an inclusive approach to oversight. For example, each Independent Trustee is a member of each of the Committees. The Independent Trustees regularly meet outside the presence of the Trust’s management and are advised by independent legal counsel.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities and for the Board and its Committees to make informed decisions on the

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affairs of the Trust. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the HSBC Family of Funds and the risks that the fund complex faces. The Board and its Committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trust, and the environment in which the Trust operates, change.

BOARD’S ROLE IN RISK OVERSIGHT OF THE TRUST

The Board oversees risk management for the Trust both directly and through its Committees, by working with the Trust’s senior officers (including the Trust’s President, CCO and Treasurer), portfolio management and other personnel of the Adviser, the Trust’s independent registered public accounting firm (the “independent auditors”), legal counsel and personnel from the Trust’s other service providers (collectively, “Trust personnel”) to identify, evaluate and seek means of mitigating risk. In this regard, the Board and its Committees request, receive and act on reports from Trust personnel on risk oversight and management, and the Trustees confer with each other and engage Trust personnel between Board meetings on such matters, as deemed appropriate.

The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s CCO, policies and procedures designed to address risks associated with the Trust’s activities. In addition, the Adviser and the Trust’s other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trust’s activities, and the Board receives and acts on reports from the Adviser and the Trust’s other service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.

QUALIFICATIONS OF THE TRUSTEES

The names of the Trustees of the Trust, their addresses, ages, positions held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

TRUSTEES

Name1	Position(s) Held With Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee2	Other Directorships Held By Trustee During the Past 5 Years3
	Independent Trustees

Thomas F. Robards Age: 68	Chairman and Trustee	2005 to present	Partner, Robards & Co. LLC (investment and advisory services) (2005 – present); Chief Financial Officer, American Museum of Natural History (2003 – 2004); Chief Financial Officer, Datek Online Holdings (2000-2003); Executive Vice President and Chief Financial Officer, Republic New York Corporation (1976 – 2000)	23	Ellington Financial LLC (NYSE listed financial services); and Ellington Residential Mortgage REIT (NYSE listed real estate investment trust)

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Name1	Position(s) Held With Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee2	Other Directorships Held By Trustee During the Past 5 Years3

Marcia L. Beck Age: 59	Trustee	2008 to present	Private Investor (1999 – present); Executive Vice President, Prudential Investments (1997 – 1999); President and Trustee, The Goldman Sachs Mutual Funds (1992 – 1996)	23	None

Susan C. Gause Age 62	Trustee	2013 to present	Private Investor (2003 – present); Chief Executive Officer, Dresdner RCM Global Investors and Allianz Dresdner Asset Management (2000 – 2002); Board Member, Dresdner Global Asset Management Board (2000 – 2002); Chief Operating Officer and Senior Managing Director, Dresdner RCM Global Investors (1998 – 2000)	23	Met Investors Series Trust; and Metropolitan Series Fund

Susan S. Huang Age 60	Trustee	2008 to present	Private Investor (2000 – present); Senior Vice President, Schroder Investment Management (2001 – 2004); Managing Director, Chase Asset Management (1995 – 2000)	23	None

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Name1	Position(s) Held With Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee2	Other Directorships Held By Trustee During the Past 5 Years3

Michael Seely Age: 68	Trustee	1987 to present	Private Investor (2003 – present); General Partner, Global Multi Manager Partners (1999 – 2003); President, Investor Access Corporation (1981 – 2003)	23	None

	Interested Trustee

Deborah A. Hazell[4] Age: 51	Trustee	2011 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. (2011 – present); President and Chief Executive Officer, Fischer Francis Trees & Watts (“FFTW”) (investment adviser) (2008 – 2011); Client Service, Business Development and Marketing Group, FFTW (1999 – 2008)	23	None

[1]	Each Independent Trustee may be contacted by writing to the Trustee, c/o Citi Fund Services, P.O. Box 182845 Columbus, OH 43218-3035, Attn: Richard A. Fabietti. Ms. Hazell may be contacted by writing to 452 Fifth Avenue New York, NY 10018.
[2]	Includes the Trust, the Advisor Trust, and the Portfolio Trust.
[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
[4]	Ms. Hazell is considered to be an “Interested Trustee” because she hold positions with HSBC Global Asset Management (USA) Inc.

OFFICERS

Name, Address and Age	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard A. Fabietti 452 Fifth Avenue New York, NY 10018	President	One year; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 – present)

James D. Levy 452 Fifth Avenue New York, NY 10018	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 - present); Vice President, Mutual Funds Product Development, GE Asset Management Inc. (2007 - 2014)

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Name, Address and Age	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott Rhodes* 3435 Stelzer Road	Treasurer	One year; 2014 to present	Senior Vice President, Citi Fund Services (2010– present) Manager, Treasurer of Mutual Funds, and Broker-Dealer Treasurer and Financial Operations Principal, GE Asset Management Inc. (2005 – 2010)

Heather Melito-Dezan* 100 Summer Street Suite 1500 Boston, MA 02110	Assistant Secretary	One year; 2014 to present	Assistant Vice President, Regulatory Administration, Citi (2013 – present); Senior Specialist, Regulatory Administration, NGAM (2010 – 2013); Vice President and Manager, Regulatory Administration, BNY Mellon (2004 – 2010)

Frederick J. Schmidt* 1 Rexcorp Plaza Uniondale, NY 11556	Chief Compliance Officer	One year; 2004 to present	Director and Chief Compliance Officer, CCO Services, Citi (2004 – present)

* Mr. Rhodes, Ms. Melito-Dezan and Mr. Schmidt are also officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trusts based on a review of the experience, qualifications, attributes and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in some of the following fields: management, consulting, or board experience in the investment management industry; academic positions in relevant fields; management, consulting, or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a Trustee of the Trusts. Information indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

The Board’s Chairman, Mr. Robards, has governance and operating experience in banking, brokerage and specialty finance companies and serves as a director of several public companies. Mr. Robards has a BA from Brown University and an MBA from Harvard University. Mr. Seely was previously a general partner of a private investment company, as well as the president of a shareholder value enhancement firm, which combined investor relations, finance and strategy. He is a graduate of Dartmouth College and NYU’s graduate business school. Mses. Beck and Huang each have experience managing risk as well as portfolios of money market and fixed income instruments, respectively. Ms. Beck has also served as president and trustee of an unaffiliated mutual fund complex. She has a BA from Tufts University and an MBA from Columbia University. Ms. Huang has a BA in Economics, cum laude, from Princeton University and an MBA from Columbia University. Ms. Gause has significant experience in the financial services industry, having served as, among other things, Chief Executive Officer of Allianz Dresdner Asset Management. In that position, Ms. Gause was responsible for the day-to-day activities of the investment adviser of various registered open-end funds. Ms. Gause earned a B.S. in Biology, magna cum laude, with honors thesis, from Queens College and is a Certified Public Accountant. Ms. Hazell has significant experience in the financial services industry and is currently the Chief Executive Officer of HSBC Global

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Asset Management (USA) Inc. She earned a BA in Economics, magna cum laude, from New York University, and MA in Organizatioal Psychology from Columbia University and has series 3, 7, 24, 30 and 63 registrations. Previously, Ms. Hazell was the President and Chief Executive Officer of a global investment management firm that provided active, fixed income capabilities to institutional investors.

COMMITTEES

Audit Committee

The Audit Committee is comprised of all of the Independent Trustees of the Trusts. The Audit Committee is currently chaired by Ms. Beck. Ms. Beck and Mr. Robards are audit committee financial experts of the Trust. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee (i) recommends to the Board of Trustees the selection, retention, compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee met four times during the most recent fiscal year.

Valuation and Investment Oversight Committee

The Valuation and Investment Oversight Committee is comprised of all of the Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Funds; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to the Money Market Funds; and (iii) the selection process for investment sub-advisers to series of the Trust. The Valuation and Investment Oversight Committee met four times during the most recent fiscal year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is comprised of all of the Independent Trustees of the Trust. The Committee is currently chaired by Ms. Gause. This Committee, among other things, (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; (v) reviews proxy voting guidelines, policies, and procedures and makes related recommendations to the Board; (vi) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group; and (vii) make recommendations to the Board regarding the retention of professional liability insurance (D&O/E&O Insurance) and investment company fidelity bonds.

The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. Such recommendations should be forwarded to the President of the Trust. The Nominating and Corporate Governance Committee met seven times during the most recent fiscal year.

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Contracts and Expense Committee

The Contracts and Expense Committee is comprised of all of the Independent Trustees of the Trust. The Contracts and Expense Committee is currently chaired by Ms. Beck. The primary purpose of the Contracts and Expense Committee is to help ensure that the interests of the Funds and their shareholders are appropriately served by: (i) agreements and plans to which the Trust is a party or direct beneficiary; and (ii) expenses payable by the Trust and its series. The Contracts and Expense Committee met five times during the most recent fiscal year.

FUND OWNERSHIP

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Family of Funds, including those in the Trusts, as of December 31, 2014.

Name of Trustee	Dollar Range of Equity Securities in Emerging Markets Debt Fund	Dollar Range of Equity Securities in Emerging Markets Local Debt Fund	Dollar Range of Equity Securities in Frontier Markets Fund	Dollar Range of Equity Securities in Total Return Fund	Dollar Range of Equity Securities in RMB Fixed Income Fund	Dollar Range of Equity Securities in Asia ex- Japan Smaller Companies Equity Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in HSBC Family of Funds
Non-Interested Trustees
Marcia L. Beck	None	None	None	$10,001- $50,000	None	None	$10,001-$50,000
Susan C. Gause	None	None	None	$1- $10,000	$1- $10,000	None	$10,001-$50,000
Susan S. Huang	None	None	None	None	None	None	None
Thomas Robards	None	None	None	$10,001- $50,000	None	None	$10,001-$50,000
Michael Seely	None	None	$50,001- $100,000	None	None	None	$50,001-$100,000
Interested Trustee
Deborak A. Hazell	$10,001-$50,000	$10,001-$50,000	$50,001- $100,000	$50,001- $100,000	$10,001-$50,000	None	Over $100,000

As of February 3, 2015, the Trustees and officers of the Trusts as a group beneficially owned less than 1% of the outstanding shares of the Funds.

TRUSTEE AND OFFICER COMPENSATION

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay Mr. Robards, as Chairman of the Board, an additional annual retainer of $30,000. For the fiscal year ended October 31, 2014, the following compensation was paid to the Trustees:

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	Non-Interested Trustees(1)
Compensation From the Funds	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Alan S. Parsow(2)	Thomas F. Robards	Michael Seely
EM Debt Fund	$555.22	$540.87	$540.87	$410.35	$593.96	$553.97
EM Local Debt Fund	$424.47	$413.25	$413.25	$290.79	$454.64	$422.30
Frontier Markets Fund	$1,979.10	$1,922.07	$1,922.07	$1,279.86	$2,129.15	$1,945.85
Total Return Fund	$10,069.20	$9,797.74	$9,797.74	$6,713.46	$10,795.09	$9,992.38
RMB Fixed Income Fund	$175.79	$171.38	$171.38	$128.84	$187.80	$176.03
Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (3)	$0	$0	$0	$0	$0	$0
Estimated Annual Benefits Upon Retirement	$0	$0	$0	$0	$0	$0
Total Compensation From Funds and Fund Complex(4) Paid To Trustees	$165,255.00	$161,000.00	$161,000.00	$118,098.00	$176,766.00	$164,978.00

(1)	Ms. Hazell, an Interested Trustee is not compensated from the Trusts for her service as an Interested Trustee.

(2)	Mr. Parsow retired from the Board in September 2014.

(3)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.

(4)	For these purposes, the Fund Complex consisted of 21 Funds of the Trust, the Advisor Trust, and the Portfolio Trust as of October 31, 2014.

None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trust and Citi (“Compliance Agreement”), Citi makes a Citi employee available to serve as the Trust’s CCO. Under the Compliance Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Funds’ Compliance Program and related policies and procedures of the Funds’ service providers. The Compliance Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Compliance Agreement, the Trusts currently pay Citi $287,560 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

PROXY VOTING

The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser or Subadviser, as applicable. The Proxy Voting Policies (or summaries thereof) of the Trust and the Adviser and Subadvisers are attached as Appendices to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2014 is available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Funds’ website at www.emfunds.us.hsbc.com or at www.investorfunds.us.hsbc.com, and (iii) on the SEC’s website at http://www.sec.gov.

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INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

HSBC Global Asset Management (USA) Inc. is the investment adviser to the Funds pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust. For its services, the Adviser is entitled to a fee from each Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate as set forth below.

Fund	Fee
EM Debt Fund	0.50%
EM Equity Fund	1.00%
EM Local Debt Fund	0.50%
Frontier Markets Fund	1.25%
Risk Managed Fund	1.00%
Total Return Fund	0.85%
RMB Currency Fund	0.15%
RMB Fixed Income Fund	0.55%
Asia ex-Japan Smaller Companies Equity Fund	1.00%

The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Funds under which it will limit total expenses of a Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses.) The expense limitations shall be in effect until March 1, 2016. These Agreements shall terminate upon the termination of the Advisory Contracts between the Trust and the Adviser, or may be terminated upon written notice to the Adviser by the Trust.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of advisory fees (including sub-advisory fees, where applicable) paid by the Funds were as follows:

Fund(1)	2014	2013	2012
EM Debt Fund	$212,039	$202,403	$187,612
EM Local Debt Fund	$169,011	$161,481	$142,123
Frontier Markets Fund	$1,897,745	$481,999	$190,981
Total Return Fund	$6,647,805	$4,431,150	$695,979	(2)
RMB Fixed Income Fund	$75,228	$71,617	$23,521	(3)
Asia ex-Japan Smaller Companies Equity Fund(4)	N/A	N/A	N/A

(1)	Expense does not include deductions for waivers. The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.
(2)	From March 30, 2012 through October 31, 2012.
(3)	From June 8, 2012 through October 31, 2012.
(4)	Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014.

The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of a Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

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The Advisory Contract for each Fund will continue in effect through December 31, 2015. Thereafter, the Advisory Contract will continue in effect with respect to each Fund for successive periods not to exceed one (1) year, provided such continuance is approved at least annually by: (i) the holders of a majority of the outstanding voting securities of the Fund or by the Trust’s Board of Trustees; and (ii) a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund without penalty by either party on 60 days’ written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank, which is a wholly-owned subsidiary of HSBC USA Inc., a registered bank holding company. No securities or instruments issued by HSBC USA Inc. or HSBC Bank USA, N.A. will be purchased for a Fund.

The Advisory Contract for each Fund provides that the Adviser will manage the portfolio of the Fund, either directly or through one or more subadvisers, and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide the Trust with, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes the Board of Trustees with periodic reports on the investment performance of each Fund.

The Adviser and the Funds have also entered into Support Services Agreements, under which the Adviser provides certain support services in connection with the operation of certain Classes of shares of the Funds. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.20% and 0.10% of each Fund’s average daily net assets attributable to Class A and Class I Shares, respectively.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of support services fees paid by the Funds were as follows:

Fund(1)	2014	2013	2012
EM Debt Fund	$43,579	$40,991	$37,820
EM Local Debt Fund	$34,167	$33,841	$30,194
Frontier Markets Fund	$187,305	$46,077	$15,497
Total Return Fund	$757,216	$510,747	$81,912	(3)
RMB Fixed Income Fund	$16,263	$15,333	$4,524	(4)
Asia ex-Japan Smaller Companies Equity Fund(4)	N/A	N/A	N/A

(1)	Expense does not include deductions for waivers. The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.
(2)	From March 30, 2012 through October 31, 2012.
(3)	From June 8, 2012 through October 31, 2012.
(4)	Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014.

If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract or the Support Services Agreement, it is expected that the Board would recommend to a Fund’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

The investment advisory services of the Adviser to the Funds are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

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The Trust and the Adviser have each received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees of the Trust, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 90 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 90 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the appropriate Trust’s Board of Trustees.

SUBADVISERS

For certain of the Funds, as listed below, a Subadviser is responsible for the investment management of the Fund’s assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Subadviser in its discretion.

The investment advisory services of each Subadviser are not exclusive under the terms of its sub-advisory agreement. The Subadviser is free to and does render investment advisory services to others.

Each Subadviser also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the relevant Fund.

EM Equity Fund and Frontier Markets Fund

AMEU, a registered investment adviser and an affiliate of the Adviser, serves as the investment subadviser of the EM Equity Fund and Frontier Markets Fund pursuant to an investment sub-advisory agreement for each respective Fund (“Sub-Advisory Agreement”) with the Adviser. AMEU is located at 1F, 78 St James’s Street, London, United Kingdom SW1A 1EJ. AMEU makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As of December 31, 2014, AMEU managed approximately $92.4 billion in assets. The Adviser pays AMEU a sub-advisory fee, based on the average daily net assets of each Fund at an annual rate of 0.50% for the EM Equity Fund and 0.70% for the Frontier Markets Fund, respectively, from the fees paid by the relevant Fund to the Adviser.

For the fiscal years ended October 31, 2014 and 2013 the Adviser paid sub-advisory fees to AMEU of $1,062,737 and $269,919, respectively. The EM Equity Fund has not commenced operations as of the date of this SAI.

Risk Managed Fund

AMFR, a registered investment adviser and an affiliate of the Adviser, serves as the investment subadviser of the Risk Managed Fund pursuant to an investment sub-advisory agreement (“Sub-Advisory Agreement”) with the Adviser. AMFR is located at Immeuble Ile de France – 4 place de la Pyramide-92800 Puteaux La Defense 9 in Paris, France. AMFR makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As of December 31, 2014, AMFR managed approximately $79.4 billion in assets. For its services to the Fund, AMFR receives a fee from the Adviser based on the average daily net assets of the Fund. This sub-advisory fee is 0.40%. The Risk Managed Fund has not commenced operations as of the date of this SAI.

RMB Fixed Income Fund, RMB Currency Fund and Asia ex-Japan Smaller Companies Equity Fund

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HSBC Global Asset Management (Hong Kong) Limited, a registered investment adviser and an affiliate of the Adviser, serves as the investment subadviser of the Funds pursuant to an investment sub-advisory agreement ("Sub-Advisory Agreement") with the Adviser. AMHK makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment program. As of December 31, 2014, AMHK managed approximately $63.3 billion in assets. The Adviser pays AMHK a sub-advisory fee, based on the average daily net assets of the RMB Fixed Income Fund, at an annual rate of 0.275% from the fees paid by the Fund to the Adviser.

For the fiscal year ended October 31, 2014 and 2013, the Adviser paid sub-advisory fees of $37,414 and $35,809, respectively. The sub-advisory fee is 0.075% for the RMB Currency Fund. The RMB Currency Fund has not commenced operations as of the date of this SAI.

The Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014, and therefore the Adviser did not pay sub-advisory fees to AMHK for the fiscal year ended October 31, 2014. The Adviser pays AMHK a sub-advisory fee, based on the average daily net assets of the Asia ex-Japan Smaller Companies Equity Fund, at an annual rate of 0.50% from the fees paid by the Fund to the Adviser.

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PORTFOLIO MANAGERS

The Prospectuses identify the individual or individuals who are primarily responsible for the day-to-day management of each of the Funds (the “portfolio manager(s)”). This section of the SAI contains certain additional information about the portfolio manager(s), their compensation, other accounts managed by them, and potential conflicts of interest. There is information in a tabular format, as of October 31, 2014, about the other accounts, if any, in addition to the Funds, over which the portfolio manager(s) also have primary responsibility for day-to-day management.

The tables below show the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also show the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

Fund Ownership of Portfolio Managers

The portfolio managers did not beneficially own shares of the Funds that they managed as of October 31, 2014, except as indicated in the table below:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Guillermo Osses	EM Debt Fund	$10,000-$50,000
	EM Local Debt Fund	$10,000-$50,000
	Total Return Fund	$100,001-$500,000

For each additional account listed in the charts below, the portfolio manager participates in managing the account in the same manner as described in the Prospectuses in relation to the Funds.

HSBC Global Asset Management (USA) Inc. (Adviser to the EM Debt Fund, EM Local Debt Fund, Total Return Fund)

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Guillermo Osses	2 $1,171.3M	6 $6,477.5M	1 $2,246.1M	- -	1 $3,674.3M	1 $326.8M
Lisa Chua	- -	3 $623.7M	2 $1,225.3M	- -	- -	- -
Binqi Liu	- -	- -	- -	- -	- -	- -
Phil Yuhn	- -	- -	3 $1,348.0M	- -	- -	2 $967.6M
Abdelak Adjirou	1 $39.2M	- -	1 $71.5M	- -	- -	- -
Vinayak Potti	- -	- -	3 $808.3M	- -	- -	2 $333.8M

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HSBC Global Asset Management (UK) Limited (Subadviser to the EM Equity Fund and Frontier Markets Fund)

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Andrew Brudenell	2 $605.0M	- -	1 $117.0M	- -	- -	- -

Chris Turner	2 $605.0M	- -	1 $117.0M	- -	- -	- -

Nick Timberlake	- -	- -	- -	- -	- -	- -

HSBC Global Asset Management (Hong Kong) Limited (Subadviser to the RMB Fixed Income Fund, RMB Currency Fund and Asia ex-Japan Smaller Companies Equity Fund)

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Cecilia Chan (RMB Fixed Income Fund)	- -	27 $10,093.26M	77 $29,917.44M	- -	- -	- -
Sanjiv Duggal (Asia ex-Japan Smaller Companies Equity Fund)	- -	26 $7,151.91M	13 $1,146.17M	- -	- -	- -
Elina Fung Asia ex-Japan Smaller Companies Equity Fund)	- -	1 $392.40M	- -	- -	- -	- -
Alex Kwan Asia ex-Japan Smaller Companies Equity Fund)						- -
Alfred Mui(RMB Fixed Income Fund)						- -
Gregory Suen (RMB Fixed Income Fund)	- -	7 $3,739.36M	15 $1,492.33M	- -	- -	- -
Jim Veneau (RMB Fixed Income Fund)						- -

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Portfolio Manager Compensation Structure

As employees of the Adviser, or affiliates of the Adviser (“HSBC affiliates”), the portfolio managers are compensated by their respective HSBC affiliate, or by the Adviser, for their services. Their compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan and other employee benefits programs generally made available to the Adviser’s employees.

The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the third anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

Amounts paid to the portfolio managers as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the portfolio manager reports. Amounts paid as discretionary bonuses and as deferred compensation will vary, based upon the relevant manager’s assessment of the portfolio manager’s performance, taking into account the relevant business unit’s financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser’s profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.

Potential Conflicts of Interest

Actual or potential conflicts of interest may arise from the fact that the Adviser (which for purposes of this discussion includes AMEU and AMFR) and the portfolio managers of the Funds have day-to-day management responsibilities with respect to accounts of clients other than the Funds (“Other Clients”). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.

The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser’s clients for whom participation in such transaction is deemed appropriate by the Adviser.

Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser’s overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions. As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling

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the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. If an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis that the Adviser considers equitable. Situations may occur where the Funds could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for other investment accounts.

Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser’s Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

Because portfolio managers of the Adviser manage multiple client accounts, portfolio managers may devote unequal time and attention to the portfolio management of client accounts. For example, an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

DISTRIBUTION PLAN - CLASS A SHARES ONLY

A Distribution Plan has been adopted by the Trust (the “Distribution Plan”) with respect to the Class A Shares (the “Class A Plan”) of the Funds. The Distribution Plan provides that it may not be amended to increase materially the costs which the Class A Shares may bear pursuant to the Class A Plan without approval by shareholders of the Class A Shares and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Qualified Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Board approved the Distribution Plan to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products. In approving the Distribution Plan, the Board considered the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds (including greater liquidity, more investment flexibility and possible achievement of greater economies of scale). In adopting the Class A Plan, the Trustees considered alternative methods to distribute the Class A Shares and to reduce the class’s expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit its class and shareholders. The Distribution Plan is terminable with respect to the Class A Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

For the fiscal years ended October 31, 2014, 2013 and 2012, the Funds paid the following for distribution expenses:

Fund(1)	2014	2013	2012
EM Debt Fund	$0	$0	$0
EM Local Debt Fund	$0	$0	$0
Frontier Markets Fund	$0	$0	$0
Total Return Fund	$0	$0	$0	(2)
RMB Fixed Income Fund	$0	$0	$0	(3)

(1)	The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.

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(2)	From March 30, 2012 through October 31, 2012.
(3)	From June 8, 2012 through October 31, 2012.

THE DISTRIBUTOR

Foreside Distribution Services, L.P., a member of FINRA, whose address Three Canal Plaza, Suite 100, Portland, ME 04101 serves as distributor to the Funds under a Distribution Agreement with the Trust. Under the terms of the Distribution Agreement, Foreside acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor is not affiliated with the Adviser, Citi, or any of their affiliates. The Distributor is compensated for its services through the Distribution Agreement. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through whom they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although costumers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective. The Adviser pays the Distributor a fee for certain distribution-related services.

Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside’s services as distributor of the Funds pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Funds are not otherwise authorized to make such payments. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders.

Pursuant to the Distribution Plan adopted by the Trust, the Distributor is reimbursed from the Funds monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares of the Funds and which provide shareholders with personal services and account maintenance services (“service fees”), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of the Distributor’s reimbursement from a Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which it is incurred. The

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distribution fees collected from the Funds by Foreside are used to pay commissions for the sale of Fund shares.

The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a Shareholder Services Plan which provides that the Trust may obtain the services of one or more Shareholder Servicing Agents that shall, as agents for their customers who purchase the Funds’ Class A Shares perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. “Shareholder Servicing Agents” are financial institutions, such as a federal or state-chartered bank, trust company or savings and loan association that, on behalf of their customers, have entered into a shareholder servicing agreement with the Trusts. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares by a majority vote of shareholders of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. See “Shareholder Servicing Agents,” below.

ADMINISTRATOR AND SUB-ADMINISTRATOR

Pursuant to an Administration Services Agreement dated as of July 1, 2005, as amended on June 4, 2007 and January 1, 2009, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trusts’ operations. Pursuant to a Sub-Administration Services Agreement dated January 1, 2009 (the “Master Services Agreement”), the Administrator has retained Citi, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Pursuant to the Master Services Agreement, Citi provides the Funds with various services, which include sub-administration of the Trusts and the Funds. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trusts. Such officers, as well as certain other employees of the Trusts, may be directors, officers or employees of the Administrator, Citi or their affiliates. Citi may waive a portion of its fee.

The Administration Services Agreement was renewed for the one (1) year period ending December 31, 2015, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Services Agreement provide that Citi shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreements.

The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

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$0-$10 billion	0.0550%
$10 billion - $20 billion	0.0350%
$20 billion - $50 billion	0.0275%
In excess of $50 billion	0.0250%

The sub-administration fee primarily consists of an asset-based fee payable to Citi by the Administrator on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Family of Funds. The total administration fee to be paid to the Administrator is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of administration fees paid directly by the Funds was:

Fund(1)	2014	2013	2012
EM Debt Fund	$21,426	$20,137	$18,401
EM Local Debt Fund	$17,051	$16,064	$13,940
Frontier Markets Fund	$76,427	$19,241	$7,081
Total Return Fund	$394,364	$259,532	$39,700	(2)
RMB Fixed Income Fund	$6,911	$6,539	$1,284	(3)
Asia ex-Japan Smaller Companies Equity Fund(4)	N/A	N/A	N/A

(1)	The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.

(2)	From March 30, 2012 through October 31, 2012.
(3)	From June 8, 2012 through October 31, 2012.
(4)	Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014.

TRANSFER AGENT

Under the Master Services Agreement, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, acts as the custodian (“Custodian”) of each Fund’s assets. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

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FUND ACCOUNTING AGENT

Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal years ended October 31, 2014 and October 31, 2013, the aggregate amount of fund accounting fees paid by the Funds was:

Fund(1)	2014	2013
EM Debt Fund	$63,362	$65,357
EM Local Debt Fund	$57,149	$57,982
Frontier Markets Fund	$63,552	$61,278
Total Return Fund	$65,710	$68,996
RMB Fixed Income Fund	$56,001	$56,953
Asia ex-Japan Smaller Companies Equity Fund(2)	N/A	N/A

(1)	The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.

(2)	Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014.

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SHAREHOLDER SERVICING AGENTS

The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Servicing Agents, including the Adviser, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds’ shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. “Servicing Agents” shall mean both Shareholder Servicing Agents and securities brokers who have entered into a dealer agreement or shareholder serving agreement on behalf of its customers (“Securities Brokers”). Each Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund’s average daily net assets attributable to Class A Shares.

The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds with respect to those accounts.

For the fiscal years ended October 31, 2014, 2013 and 2012, each Fund paid the following shareholder servicing expenses:

Fund(1)	2014	2013	2012
EM Debt Fund	$3,237	$1,514	$708
EM Local Debt Fund	$1,150	$4,037	$4,348
Frontier Markets Fund	$88,715	$18,376	$305
Total Return Fund	$839	$502	$77	(2)
RMB Fixed Income Fund	$6,741	$5,932	$724	(3)
Asia ex-Japan Smaller Companies Equity Fund(4)	N/A	N/A	N/A

(1)	The Emerging Markets Equity Fund, Risk Managed Fund and RMB Currency Fund have not commenced operations as of the date of this SAI.

(2)	From March 30, 2012 through October 31, 2012.
(3)	From June 8, 2012 through October 31, 2012.
(4)	Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014.

FEDERAL BANKING LAW

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC Bank’s and the Adviser’s activities remain subject to, and may be limited by,

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applicable federal banking law and regulations. HSBC Bank and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC Bank and the Adviser to perform these services, the Board of Trustees of the Trust would review the relationship with HSBC Bank and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

EXPENSES

Except for expenses paid by the Adviser and the Distributor, each Fund bears all the costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of each Trust in relation to the NAV of the portfolios.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds (other than the RMB Fixed Income Fund and the Asia ex-Japan Smaller Companies Equity Fund) is determined once each day at the close of trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most U.S. national holidays and on Good Friday. In addition, the Frontier Markets Fund does not price its shares on Boxing Day (December 26).

The RMB Fixed Income Fund's NAV is determined once each day at the close of regular trading on the Exchange, normally at 4 p.m. Eastern time, on days that both the Exchange and the Hong Kong Stock Exchange (the "Hong Kong Exchange") are open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. holidays and Good Friday. The Hong Kong Exchange is generally not open, and the Fund does not price its shares, on certain Hong Kong holidays listed in the Fund's Prospectus.

The Asia ex-Japan Smaller Companies Equity Fund's NAV is determined once each day at the close of regular trading on the Exchange, normally at 4 p.m. Eastern time, on days that the Exchange, as well as the Hong Kong Exchange, the Taiwan Stock Exchange and the Korea Stock Exhange, are open. The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and on Good Friday. The Hong Kong Exchange, the Taiwan Stock Exchange and the Korea Stock Exchange are generally not open, and the Fund does not price its shares, on Hong Kong, Taiwan and Korean holidays.

U.S., Hong Kong, Taiwanese and Korean holidays for 2015 (not including Saturdays or Sundays) include:

January 1*	January 2	January 19*
February 16*	February 17	February 18
February 19	February 20	February 23
February 27	April 3*	April 6
April 7	May 1	May 5
May 25*	June 19	July 1
July 3*	September 7*	September 28
September 29	October 1	October 9
October 21	November 26	December 25*
December 31*

* U.S. Fund holiday

As a result of the combined U.S. and non U.S. holiday schedule, investors periodically may not be able to purchase or redeem Fund shares for several

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consecutive weekdays, even though a Fund's portfolio securities may change significantly in value. This may prevent an investor from fully benefitting from gains in a Fund and may also prevent an investor from avoiding any losses in the Fund.

Pursuant to procedures adopted by the Board of Trustees, investments of the Funds for which there are readily available and reliable market quotes or for which independent pricing service pricing is appropriate are valued as follows:

General

➢ All securities and other investments are valued based on the market quotes from the broadest and most representative market for the securities, or such other methodologies as are set forth below, including prices provided by approved independent pricing services. All valuations are obtained as of the time NAV is calculated on each Fund business day. Any securities and other investments that cannot be priced according the methodologies set forth below will be valued in accordance with fair valuation methodologies set forth in the Prospectuses and applicable guidance on fair valuation. In this regard, if a broker, dealer or market-maker quote is obtained but is reasonably believed not to reflect market value based on all data available (e.g., it is an outlier as compared to other quotes), it may be discarded.

Equity securities

➢ Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange.

➢ Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market.

➢ Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price.

➢ Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market.

Debt securities

➢ Debt securities with remaining maturities of less than 60 days may be valued at amortized cost or at original cost plus interest.

➢ Other debt securities are valued at the bid price as of the time NAV is determined, as determined by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices.

Registered investment companies

➢ Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities.

➢ Mutual funds are valued at their NAVs, as reported to the investment adviser or its agent.

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Foreign currencies

➢ Foreign currencies are valued at the last quoted foreign exchange bid quotation against the U.S. dollar from an approved independent pricing service.

➢ The value of Fund assets and liabilities denominated in currencies other than the U.S. dollar are translated into their U.S. dollar equivalent values at such latest foreign exchange bid quotation.

Futures contracts

➢ Futures contracts are valued at their settlement price on the exchange on which they are traded.

Foreign currency forward contracts

➢ Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an approved independent pricing service.

Repurchase agreements

➢	Repurchase agreements are valued at original cost.

Derivatives

➢ Swap Agreements (other than equity index swaps) are valued:

(a) using a valuation provided by an approved independent pricing service.

(b) in the absence of such a valuation, the price at which the counterparty would settle or repurchase the instrument.

(c) if a price is not available from an approved pricing agent or counterparty, based upon quotations obtained from broker-dealers or market makers.

(i) If prices are available from two or more dealers, brokers or market makers, the value shall be the mean of the quotations obtained from these sources.

(ii) If prices are available from only one dealer, broker or market maker, the value shall be the quotation provided.

➢ Equity Index Swaps

Equity index swap contracts are valued at the closing price of the respective index mathematically based on prices for the index’s constituent securities provided by one or more independent pricing services.

➢ Other over the counter (“OTC”) traded derivatives.

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(a) Options and other derivative contracts (other than swaps as set forth above) on securities, currencies and other financial instruments traded in the OTC market are valued at prices supplied by an approved independent pricing service.

(b) In the absence of such a value, such derivatives contracts are valued at the marked to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (who may also be the counterparty).

Interest income on long-term obligations in a Fund’s portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

The accounting records of a Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (“FRR 1” (formerly Accounting Series Release No. 113)) which concludes that there is “no automatic formula” for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of each Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

Shares may be purchased through the Funds, Shareholder Servicing Agents or Securities Brokers. Shares may be purchased at their NAV next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any day in which regular trading occurs on the New York Stock Exchange, except on certain non-U.S. holidays

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as described above (“Fund Business Day”). Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

An investor may purchase Shares through the Funds directly or by authorizing his Shareholder Servicing Agent or Securities Broker to purchase such Shares on his behalf through the Transfer Agent.

Certain clients of the Adviser whose assets would be eligible for purchase by the Funds may purchase shares of the Trusts with such assets. Assets purchased by the Funds will be subject to valuation and other procedures by the Board of Trustees.

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectuses entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements/Sales Charges.” The Prospectuses contain a general description of how investors may buy shares of the Funds and states whether a Fund offers more than one class of shares. Class A Shares are generally sold with a sales charge payable at the time of purchase.

When purchasing Fund shares, you must specify which Class is being purchased.

Shares of the Funds are offered on a continuous basis at NAV, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

The sales load on Class A Shares does not apply in any instance to reinvested dividends or distributions.

From time to time, dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. Dealers may not use sales of a Fund’s Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Funds or their shareholders.

Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of each Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of each Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the HSBC Funds. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Class A Shares may be exchanged without a sales charge at NAV for Shares of the same class offered with the same or lower sales charge by any of the Trusts’ other Funds. Class I Shares and Class S Shares may be exchanged for Shares of the same class offered with the same or lower sales charge by any of the Trusts’ other Funds at NAV without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

An investor will receive Class A Shares of a Fund in exchange for Class A Shares of other HSBC Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A Shares of an HSBC Fund. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Funds, which may produce a gain or loss for tax purposes.

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The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Funds and consider the differences in investment objectives and policies before making any exchange.

An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Trust.

IN-KIND PURCHASES

The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the NAV per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed on the front cover.

For further information on how to purchase Shares, an investor should contact the Funds directly at HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183.

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker. Shareholder Servicing Agents and Securities Brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre- authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent and Securities Broker from the

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Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents and Securities Brokers.

Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

For further information on how to direct a Securities Broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

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SALES CHARGES

CLASS A SHARES

The public offering price of the Class A Shares of the Funds equals NAV plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

Emerging Markets Equity Fund, Frontier Markets Fund, Risk Managed Fund and Asia ex-Japan Smaller Companies Equity Fund

Size of Transaction at Offering Price	Sales Charges as a Percentage of Offering Price	Percentage of Net Amount Invested
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

Emerging Markets Debt Fund, Emerging Markets Local Debt Fund, Total Return Fund RMB Fixed Income Fund and RMB Currency Fund

Size of Transaction at Offering Price	Sales Charges as a Percentage of Offering Price	Percentage of Net Amount Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

SALES CHARGE WAIVERS

The Funds may waive sales charges for the purchase of Class A Shares of the Funds by or on behalf of: (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, and any affiliates thereof, (3) Trustees of the Trusts, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Funds, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by Foreside or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Funds may also waive sales charges for the purchase of Class A Shares that were subject to a sales charge or sales charges for the purchase of the Funds Class A Shares with the proceeds from the recent redemption of Class B Shares. The purchase must be made within 60 days of the redemption, and the Transfer Agent must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany

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such notice. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, investors have the privilege of combining “concurrent purchases” of Class A Shares of any fund in the HSBC Family of Funds. For example, if a shareholder concurrently purchases Class A Shares in one of the Funds of the Trusts sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor’s “concurrent purchases” described above shall include the combined purchases of the investor, the investor’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

LETTER OF INTENT

An investor may obtain a reduced sales charge by means of a written Letter of Intent, which expresses the intention of such investor to purchase Class A Shares of the Funds at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the “Applicable Sales Charge”). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Funds at the then-current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

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RIGHT OF ACCUMULATION

Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of: (a) the total public offering price of the Class A Shares of the Funds then being purchased; plus (b) an amount equal to the then-current NAV of the "purchaser's combined holdings" of the Class A Shares of the Funds that were subject to a sales charge, and any Class B Shares and/or Class C Shares held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the shares in his account at any time at the NAV next determined after a redemption order in good order is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Funds, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Shares may be redeemed without charge and are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to the close of trading on the Exchange, on any Fund Business Day. See “Determination of Net Asset Value” above. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

The proceeds of a redemption are normally paid from each Fund in U.S. dollars within a week following the date on which the redemption is effected. The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted; (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless shares have been purchased directly from the Funds, a shareholder may redeem shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, is required under the Procedures to determine no less frequently than quarterly that all redemptions-in-kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures; (b) did not favor the affiliated shareholder to the detriment of any other shareholder; and (c) were in the best interests of the distributing Fund.

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in-kind. However, the Funds have made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of

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the Fund during any 90-day period for any one shareholder. The Funds reserve the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the applicable Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares that will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in this Systematic Withdrawal Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE FUNDS

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds’ transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP,” “SEMP,” or “NYSE MSP”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the applicable Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax adviser.

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INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

Shares of the Funds may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Servicing Agent. In any event, such a plan is available from the Sponsor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons that are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

The Funds may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as investment vehicles for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes. A Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased.

For the EM Debt Fund, EM Local Debt Fund, Frontier Markets Fund, and Total Return Fund, dividends are distributed monthly. For the RMB Currency Fund, the RMB Fixed Income Fund, the Risk Managed Fund and the Asia ex-Japan Smaller Companies Equity Fund, dividends are distributed annually. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of each Fund.

Dividends substantially equal to a Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record.

Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of each Fund.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

THE TRUST

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The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trusts have21 series of shares. Each separate series of the Trusts constitutes a separately managed “Fund.” The Trusts reserve the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under “General Information.”

Each share of each class of the Funds, if applicable, represents an equal proportionate interest in the Funds with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Under the Trust’s Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that either the Trust will hold shareholders’ meetings unless required by law or its respective Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders; or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust’s Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Shareholders of each Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any

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shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

OWNERSHIP OF THE FUNDS

As of February 3, 2015, the following persons owned of record 5% or more of a Fund or class of shares:

Fund/Class	No. of Shares	Percent of the Class Total Assets Held by the Shareholder
HSBC TOTAL RETURN FUND-CLASS A

CHARLES SCHWAB & CO., INC.	31,944.117	62.20%
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104

NATIONAL FINANCIAL SERVICES LLC	8,894.009	17.32%
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
499 WASHINGTON BOULEVARD 5TH FLOOR
NEWPORT OFFICE CENTER III
JERSEY CITY, NJ 07310

AMERIPRISE FINANCIAL SERVICES, INC	6,262.874	12.20%
5221 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

VANGUARD MARKETING CORPORATION	3,889.762	7.57%
100 VANGUARD BLVD
MALVERN, PA 19355

HSBC EMERGING MARKETS DEBT FUND-CLASS A

CHARLES SCHWAB & CO., INC.	74,975.312	62.69%
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104

PERSHING LLC	19,498.334	16.30%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

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Fund/Class	No. of Shares	Percent of the Class Total Assets Held by the Shareholder
HSBC GLOBAL ASSET MGMT USA INC	12,228.295	10.22%
452 5TH AVE 17TH FLOOR
ATTN RICHARD A FABIETTI
NEW YORK, NY 10018

LPL FINANCIAL CORPORATION	7,392.223	6.18%
75 STATE STREET, 24TH FLOOR
BOSTON, MA 02109

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HSBC EMERGING MARKETS LOCAL DEBT FD-CL A

PERSHING LLC	11,604.165	34.44%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

HSBC GLOBAL ASSET MGMT USA INC	11,060.177	32.83%
452 5TH AVE 17TH FLOOR
ATTN RICHARD A FABIETTI
NEW YORK, NY 10018

NATIONAL FINANCIAL SERVICES LLC	5,300.932	15.73%
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
499 WASHINGTON BOULEVARD 5TH FLOOR
NEWPORT OFFICE CENTER III
JERSEY CITY, NJ 07310

CHARLES SCHWAB & CO., INC.	2,382.819	7.07%
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104

HSBC FRONTIER MARKETS-CLASS A

NATIONAL FINANCIAL SERVICES LLC	937,138.599	42.62%
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
499 WASHINGTON BOULEVARD 5TH FLOOR
NEWPORT OFFICE CENTER III
JERSEY CITY, NJ 07310

CHARLES SCHWAB & CO., INC.	553,634.832	25.18%
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104

LPL FINANCIAL CORPORATION	504498.302	22.94%
75 STATE STREET, 24TH FLOOR
BOSTON, MA 02109

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HSBC RMB FIXED INCOME FUND-CLASS A

PERSHING LLC	177,221.848	82.51%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

AMERIPRISE FINANCIAL SERVICES, INC	12,782.764	5.95%
5221 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

HSBC GLOBAL ASSET MGMT USA INC	11,017.550	5.13%
452 5TH AVE 17TH FLOOR
ATTN RICHARD A FABIETTI
NEW YORK, NY 10018

HSBC EMERGING MARKETS DEBT FUND-CLASS I

HSBC GLOBAL ASSET MGMT USA INC	3,065,970.083	74.68%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

NORTHERN TRUST AS CUSTODIAN	493,519.114	12.02%
FBO HSBC
PO BOX 92956
CHICAGO, IL 60675

PERSHING LLC	255,684.988	6.23%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND-CLASS A

HSBC GLOBAL ASSET MGMT USA INC	10,019.125	66.31%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

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NATIONAL FINANCIAL SERVICES LLC	5,091.19	33.69%
THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
499 WASHINGTON BOULEVARD 5TH FLOOR
NEWPORT OFFICE CENTER III
JERSEY CITY, NJ 07310

HSBC EMERGING MARKETS LOCAL DEBT FD-CL I

HSBC GLOBAL ASSET MGMT USA INC	2,780,192.413	56.34%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

PERSHING LLC	1,471,847.453	29.83%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

NORTHERN TRUST AS CUSTODIAN	657,168.374	13.32%
FBO HSBC
PO BOX 92956
CHICAGO, IL 60675

HSBC FRONTIER MARKETS-CLASS I

WELLS FARGO BANK NA FBO	11,426,252.118	88.78%
EXPLORATORIUM-D&C INTL WAMCO
PO BOX 1533
MINNEAPOLIS, MN 55480

HSBC RMB FIXED INCOME FUND-CLASS I

HSBC GLOBAL ASSET MGMT USA INC	1,088,704.798	99.81%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

HSBC TOTAL RETURN FUND-CLASS I

STRAFE CO	102,742,164.661	95.47%
FBO GOEBEL FAMILY TRUST
P O BOX 6924
NEWARK, DE 197146924

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HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND-CLASS I

HSBC GLOBAL ASSET MGMT USA INC	982,125.218	100.00%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

HSBC EMERGING MARKETS DEBT FUND-CLASS S

HSBC GLOBAL ASSET MGMT USA INC	12,408.444	100.00%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

HSBC EMERGING MARKETS LOCAL DEBT FD-CL S

HSBC GLOBAL ASSET MGMT USA INC	11,252.127	100.00%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

HSBC RMB FIXED INCOME FUND-CLASS S

HSBC GLOBAL ASSET MGMT USA INC	11,137.733	100.00%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

HSBC TOTAL RETURN FUND-CLASS S

UNITED HEALTHCARE INSURANCE COMPANY	2,537,546.926	100.00%
9900 BREN ROAD EAST MN008-T445
MINNETONKA, MN 55343

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND-CLASS S

HSBC GLOBAL ASSET MGMT USA INC	10,022.721	100.00%
452 5TH AVE 17TH FLOOR
ATTN RICHARD FABIETTI
NEW YORK, NY 10018

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TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

The Funds each intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (i.e., the 90% distribution requirement). Each Fund intends to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must generally distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year; (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all ordinary income and capital gains for previous years that were not distributed or taxed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

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DISTRIBUTIONS IN GENERAL

Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rates do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period as well as other requirements with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Therefore, the Funds do not expect to have significant amounts of qualifying dividends. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States, which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.”

The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are generally subject to a maximum federal income tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Net capital gains from assets held for one year or less will be taxed as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the amount of the cash the shareholder could have received. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

If the NAV of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

SALE, EXCHANGE, OR REDEMPTION OF SHARES

Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than one year, the maximum federal income tax rate is generally 15% or 20%, depending on whether the

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shareholder’s income exceeds certain threshold amounts. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

The Code requires the Funds to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Funds will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Funds will use the average cost method with respect to that shareholder.

If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares prior to February 1st of the calendar year following the initial acquisition of Fund shares, prior to February 1st of the calendar year following the initial acquisition of Fund shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

The Funds generally will be required to withhold federal income tax at a rate of 28% (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if: (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state and local taxes, depending on each shareholder's particular situation.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to qualified dividend income (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Funds elect to report distributions derived from certain U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015 (unless the relevant exemption is extended further by Congress). However, depending on the circumstances, the Funds may designate all, some or none of the Funds' potentially eligible dividends as eligible for this exemption, and a portion of the Funds' distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.

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Effective July 1, 2014, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S. estate tax and foreign taxes.

FUND INVESTMENTS

Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than the stated redemption price at maturity of such debt security, the excess of the stated redemption price at maturity over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in respect of each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund, at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount" not previously taken into account.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund receives no actual cash income from such a discount, original issue discount that accrues on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount generally represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including any interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

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Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which are characterized as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be subject to the rate of tax applicable to ordinary income.

Constructive Sales. Under certain circumstances, the Funds may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

FOREIGN TAX ISSUES

Passive Foreign Investment Companies. The Funds may invest in stocks of foreign companies that are considered passive foreign investment companies (“PFICs”) under the Code. In general, a foreign company considered as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income constitutes investment-type income. In general, under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though that Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are characterized as ordinary income.

The Funds may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, each Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as having been sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported by a Fund as ordinary income, and mark-to-market losses and any loss from an actual disposition of the Fund’s shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior taxable years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

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Foreign Taxes. Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations and the Fund distributes at least 90% of its investment company taxable income, that Fund will be eligible and may (or may not) elect to “pass through” to that Fund’s shareholders the amount of qualifying foreign taxes paid by the Fund (the “pass-through election”). Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the qualifying foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to each Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. If a Fund is not eligible to, or does not, make the pass-through election, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income. Furthermore, the amount of the foreign tax credit that is available to a shareholder may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

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Foreign Currency. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that each Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, and any distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

As described above, at least 90% of a Fund’s gross income for each taxable year must be Qualifying Income. The Code expressly confers upon the Secretary of the Treasury of the United States the authority to issue tax regulations that would exclude income and gains from investments in foreign currencies from treatment as Qualifying Income in cases in which the foreign currency income or gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to such stocks or securities). In light of this grant of regulatory authority, there is no assurance that the Secretary will not issue such regulations. Moreover, there is a remote possibility that such regulations may be applied retroactively, which could affect the ability of a Fund to qualify as a RIC.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was Republic Funds. Prior to February 28, 2012, the name of the Trust was HSBC Investor Funds.

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Boards of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Funds’ shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of a liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2015. PwC will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the SEC. PwC's address is 300 Madison Ave., New York, NY 10017.

On December 16, 2014, the Board of Trustees of the Trusts, upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain KPMG LLP (“KPMG”) and approved a change of the Funds’ independent registered public accounting firm to PricewaterhouseCoopers LLP (“PwC”) for the fiscal year ending October 31, 2015. For the fiscal years ended October 31, 2014 and October 31,

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2013, KPMG’s audit reports concerning the Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal years ended October 31, 2014 and October 31, 2013, and through December 23, 2014 (the date of KPMG’s audit opinion on the October 31, 2014 financial statements), there were no disagreements between the Funds and KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the disagreements in its report on the financial statements for such periods. In addition, there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the Funds fiscal years ended October 31, 2014 and October 31, 2013, and the interim period ended December 23, 2014, neither the Registrant nor anyone on its behalf consulted PwC concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrants financial statements or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

COUNSEL

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust. Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W. Suite 500, Washington, DC 20036, acts as counsel to the Independent Trustees of the Trusts.

CODE OF ETHICS

The Trust, and each of the Adviser, Subadvisers and Citi have adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, Subadvisers and Citi from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of a Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document that was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

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FINANCIAL STATEMENTS

Current audited financial statements for the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund dated October 31, 2014 are hereby incorporated herein by reference from the Annual Report of such Funds dated October 31, 2014, as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI. As of the date of this SAI, the Emerging Markets Equity, Risk Managed and RMB Currency Fund have not commenced operations and thus do not have audited financial statements. The Asia ex-Japan Smaller Companies Equity Fund commenced operations on November 11, 2014, therefore there are no financial statements as of October 31, 2014.

SHAREHOLDER INQUIRIES

All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

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APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•                       Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•                      Nature of and provisions of the obligation;

•                       Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA        An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA          An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A            An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB        An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB         An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B           An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

A-1

CCC        An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C             A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D             An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or sign to Minus (-)	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) show relative standing within the major rating categories.

NR         This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•                     Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                     Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1      Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2      Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

A-2

Short-Term Issue Credit Ratings

A-1        A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2        A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3        A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Variable Rate Demand Obligations:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ’SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE (“Moody’s”)

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa        Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba           Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B             Obligations rated B are considered speculative and are subject to high credit risk.

Caa         Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca           Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C             Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

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Note        Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short Term Obligation Ratings

MIG 1         This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2         This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3         This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG              This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG         This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

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Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

NP          Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA        Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA          Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A            High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB        Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB          Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

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B         Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC     Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC       Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C          Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1         Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2         Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3          Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B            Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C            High short-term default risk. Default is a real possibility.

RD          Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D            Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B

HSBC FUNDS,

HSBC ADVISOR FUNDS TRUST, and

HSBC PORTFOLIOS PROXY VOTING POLICY

The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Global Asset Management (USA) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Sub-Adviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

There may be circumstances, notably in non-U.S. jurisdictions, where HSBC or the Sub-Adviser refrains from voting proxies when the cost of voting the proxies exceeds the benefits expected to the Funds or when voting is subject to restrictions and limitations that impede or make impractical the exercise of shareholder rights (such as when voting would restrict the Funds’ rights to trade the securities, non-public information about Fund holdings is requested to vote proxies, or local laws restrict voting by non-local shareholders).

The Board will provide the Trust’s consent to vote in matters where HSBC or a Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

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APPENDIX C

HSBC Global Asset Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

Section 1: Proxy Voting Policy

HSBC Global Asset Management (USA) Inc. (“AMUS”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with AMUS’s fiduciary duties and Section 206(4)-6 under the Investment Adviser’s Act of 1940, as amended (the “Advisers Act”). AMUS’ authority to vote the proxies of clients is established in the investment advisory contracts or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities for ERISA account set out in Department of Labor Interpretative Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008) also set out guidelines.

It is recognized that AMUS currently as of June 2014, manages fixed income portfolios; as such, fixed income securities are affected to a much lesser extent with regard to proxies than equity securities because fixed income securities generally have limited or no voting rights.

This policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interest of HSBC Global Asset Management (USA) Inc.’s (AMUS’s) clients including our proprietary mutual fund complex and in compliance with Rule 206(4)-6 of the Advisers Act, other applicable SEC rules and AMUS’s fiduciary responsibilities. AMUS retains ISS Proxy Voting Services to act as an independent voting agent on behalf of the AMUS clients, where applicable. ISS Proxy Voting Services provides objective proxy analysis and voting recommendations, and manages the operational end of the process, to ensure compliance with applicable laws and regulations.

AMUS has adopted ISS Proxy Voting Services’ Guidelines.

Circumstances may arise, where subject to contractual obligations established by a client, AMUS, through ISS Proxy Voting Services may take a limited role in voting proxies:

• AMUS reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

• AMUS may abstain from voting if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant;

• AMUS may abstain from voting shares of securities with unjustifiable costs (e.g. certain non-US securities)

Section 2: Standards

ISS Proxy Voting Services votes proxies based on their guidelines, however, certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

Mutual Funds

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Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940. Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund and voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

ERISA Accounts

Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

AMUS will provide clients with a copy of the policies and procedures upon request, In addition, clients may request at any time a copy of the firm’s voting records for their respective account(s) by making a formal request to AMUS. AMUS will make the information available within a reasonable time and in a manner appropriate to the nature of the advisory business.

ISS Proxy Voting Policies can be found: http://vds.issproxy.com/SearchPage.php?CustomerID=106

Section 3: Procedures

If a client wishes to direct how proxies are voted in their account, AMUS can work with ISS Proxy Voting Services to create a custom proxy policy to be implemented by ISS. However, AMUS reserves the right to maintain its standard position on all other client accounts.

Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue – 7th Floor, New York, NY 10018, ATTN: Chief Compliance Officer.

Registered owners of record (e.g. the trustee or custodian bank) that receive proxy materials from the issuer or its information agent, or an ERISA plan, are instructed to forward it to ISS Proxy Voting Services, the voting delegate. Each proxy is then reviewed by ISS Proxy Voting Services and they will vote the proxy in accordance with the Proxy Voting Guidelines by returning the voted proxy to the issuer or its information agent.

AMUS attempts to minimize the risk of conflicts by adopting the policies of an independent third party. ISS Proxy Voting Services takes precautions to ensure its research is objective at all times and under all circumstances.

ISS Proxy Voting Services maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act. Such records include: (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written request for proxy voting records.

Proxy voting books and records will be maintained by ISS Proxy Voting Services in an easily accessible place for a minimum period of seven years from the end of the fiscal year in which entry was last made.

Section 4: Books and Records

All books and records are subject to the Investment Advisors Act of 1940: Rule 204-2 and Investment Company Act: Rules 31a-1 and 31a-2 books and records. See the Books and Records Section of the Compliance Manual for detailed requirements.

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Section 5: Applicable Regulations

Section 206(4)-6 under the Investment Adviser’s Act of 1940, as amended (the “Advisers Act”).

Department of Labor Interpretative Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008) also set out Guidelines

Department of Labor Advisory Opinion 2007-07A (Dec. 21, 2007)

Investment Company Act

Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies, SEC Release No. IC-25922 (Jan. 31, 2003)(Investment Company Proxy Voting Release)

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HSBC Global Asset Management (UK) Ltd.

Global voting guidelines

Our approach

We believe that high standards of corporate governance help companies to deliver sustainable returns to shareholders.

In our dealings with investee companies, and in our voting, we encourage adherence to international and local best practice standards in corporate governance. Our application of these guidelines reflects different perceptions of best practice across different markets.

We recognise that different governance structures have evolved across the markets in which we invest. We seek to uphold the principles set out in this document to ensure that these structures can work most effectively.

Our predisposition is to support the management of the companies in which we invest.

Board leadership

We believe that boards should provide clear leadership and oversight of companies.

Chairmen have a key role in driving the work of the board and ensuring that it provides effective leadership and oversight of the company.

We favour the separation of the roles of Chairman and Chief Executive. Companies reverting to a combination of these roles should provide both an explanation and shareholder safeguards such as a strong lead independent director.

Shareholders expect directors to provide effective stewardship and ensure that companies act in the interests of all shareholders.

Independent representation is an important element in ensuring that the interests of all shareholders are advanced. We believe that at least one third of a board or supervisory board should comprise independent directors. Where a higher local standard exists, we encourage companies to meet that standard. For emerging markets, where having one third independent directors may not be realistic, our voting reflects the importance of independent representation nonetheless.

In assessing independence, we consider a candidate’s current or former employment with the company, family links with other directors, commercial links with the company, significant shareholding in the company and tenure in excess of 12 years.

We favour annual re-election of individual directors but recognise that this does not reflect current practice in many markets. We would not normally support measures to increase the terms for which directors are elected or the grouping of directors’ elections.

We normally regard discharge of directors as a routine matter, unless there are significant concerns about the conduct of an individual director or the protection of shareholder interests.

Boards should establish committees to consider remuneration and audit issues. These should be at least majority independent, with full independence the standard in some markets. For emerging markets, our voting will encourage independent representation, whilst recognising that majority independence may not yet be realistic. Nomination committees should include independent representation.

Board remuneration

Remuneration should be set at the level required to reward and motivate company management.

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Remuneration linked to short and long-term performance measures have an important role in incentivising management. Such measures should be challenging. They should be publicly available in a full disclosure of individual and overall directors’ remuneration.

We welcome share-based incentives that underpin the alignment of interest between management and shareholders.

Non-executive directors remuneration may include or comprise shares but should not be linked to particular performance criteria.

We welcome schemes which encourage the participation of all staff in a company’s equity.

Companies should be mindful of the dilutive impact of share-based remuneration. The overall impact of such plans should normally be limited to 10 per cent in ten years.

Executive directors should not be involved in the determination of their own remuneration.

Companies should avoid excessive payments to departing directors.

Capital issues

Shareholders are amongst the principal providers of the capital which companies need to grow and flourish. Companies should be mindful of the interests of existing shareholders as they contemplate changes to their capital structure.

Existing shareholders should have a pre-emptive right to participate in significant capital increases. We would not normally support share issuance authority without pre-emption which would result in dilution of more than 15 per cent. We recognise that pre-emption is not an established concept in some markets.

Whilst companies need flexibility to issue new capital in response to new opportunities, we would not normally support a general share issuance authority with pre-emption in excess of 35 per cent. We believe that opportunities requiring new capital above this level should be brought to a shareholders’ meeting for specific approval. In a small number of markets we apply higher or lower limits to reflect market practice / investor concerns.

We would normally support convertible debt issuance authorities that operate within these equity issuance limits.

We would normally support an authority to repurchase shares as long this would not be at a premium in excess of 5 per cent, could not be used during a takeover period and no more that 15 per cent of issued capital could be held ‘in treasury’, with shares repurchased above that level to be cancelled.

Shareholder rights

We believe that all shareholders should have equal voting and other rights. We would not normally support resolutions to maintain or extend existing inequalities.

We would normally vote against the introduction or continuation of ‘poison pill’ defences.

We do not support measures to require shareholders to disclose their shareholding below the level required in local company regulations.

Companies should ensure that they have adequate mechanisms to avoid conflicts of interest in transactions with related parties. This may include specific shareholder votes.

Shareholders need sufficient information to exercise their votes. This should be provided in a timely manner. We may vote against resolutions where insufficient information has been provided to allow an informed vote.

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Resolutions for shareholder approval should not ‘bundle’ together separate matters.

We would normally support resolutions relating to the administrative arrangements of a company unless these would be detrimental to the rights of minority shareholders.

Audit & accounts

We would normally support the re-election of external or statutory auditors unless there are concerns about their independence or commitment to protecting shareholder interests. Such concerns could include excessive non-audit fees paid to the auditors.

Approval of the annual accounts is normally a routine matter, unless concerns have been raised about the accounts presented. It is sometimes an opportunity to express broader concerns about the company’s governance or information available to shareholders.

Transactions

Significant corporate transactions are assessed on a case-by-case basis to determine investors’ best interest. For quantitatively-managed holdings where our investment process would not evaluate particular transactions, our default position is to abstain.

Shareholder proposals

Our approach to governance-based shareholder proposals reflects the principles set out above. Our approach to environmental and social resolutions is set out in a separate voting policy.

April 2012

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January 2012

HSBC Global Asset Management (Hong Kong) Limited

VOTING POLICY AND PROCEDURES

General

The purpose of this document is to state the voting policy of HSBC Global Asset Management (Hong Kong) Limited (“AMHK”), in connection with proposals submitted by management, and others of the stock companies, to shareholders for approval.

The power to vote on proposals presented to shareholders through the proxy solicitation process is considered by AMHK to be important, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio stocks. Further, proxy voting may also help to enhance corporate governance quality of the stock companies.

Voting Policy

1.	Should generally cast/recommend FOR or AGAINST vote for a resolution for any of the following with the benefit of the clients in mind:

very substantial acquisition, major transaction, discloseable transaction, share transaction and connected transactions as defined in the Hong Kong Stock Exchange Listing Rules (or similar transactions for stocks listed on other markets); in the interests of the portfolios/clients. The market specialist will seek to act in a manner that he/she, based on all relevant circumstances, believes is most likely to enhance the economic value of the underlying securities held for the portfolios/clients.

2.	For general non-contentious matters raised at the Annual General Meeting of the listed company, votes should be cast/recommended in favour of the Board’s recommendation. Such as:

a)	adopting audited annual accounts;

b)	declaring dividend;

c)	re-appointment of auditors;

d)	giving a general mandate to the Directors to issue of additional share of not exceeding 10% of the issued share capital as at the date of resolution;

e)	giving a general mandate to the Directors to repurchase shares of not exceeding 10% of the issued share capital as at the date of the resolution.

3.	Should cast vote/recommend AGAINST resolution if the remuneration to board of directors are, in the opinion of the market specialist, excessive especially in view of the profit of the listed company, market cap etcs.

4.	Votes should be cast/recommended AGAINST:

a)	proposal that would, in the opinion of the market specialist, enrich management excessively or would significantly increase compensation awards and/or employment contracts to senior management which would work to the detriment of the shareholders;
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b)	requested action that would in the opinion of the market specialist impose unnecessary expense on the company.

5.	Votes should be cast/recommended FOR or AGAINST the following, on a case by case basis

a)	change in the company constitution that requires greater than a majority shareholder’s approval, with the benefits of the clients in mind.

Client Specific Instructions

The above is the general voting policy only. Clients may have specified different instructions (e.g. prior approval, or different specific voting requirement / instructions). CISMs should deal with these accordingly.

Conflicts of Interest

AMHK will generally vote proxies in accordance with the market specialists’ recommendations. The market specialists will make the recommendation based on the principles set out in the Voting Policy set out above. In the event a proxy proposal giving rise to a material conflict of interest, the market specialists / fund managers should consult AMHK Chief Investment Officer (“CIO”) and the AMHK Local Compliance Officer (“LCO”) and, if deemed necessary by the AMHK CIO or LCO, legal advice should be obtained to see how and whether votes are to be cast.

Administration and Record Keeping

AMHK Business Support Department must (a) maintain documentation on the voting information, market specialists’ recommendation and how they are voted on behalf of clients, (b) arrange for the casting of votes according to the recommendation of the fund specialists and (c) record rationale for such voting in case of transactions/proposed transactions of the listed company mentioned in 1 and 5 above.

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APPENDIX D

Voting Policy

(Practice in terms of exercising voting rights attaching to securities held in portfolio)

1. Sum-up

1.1 Context

Regarding the provisions introduced in article L533-4 of the Monetary and Financial Code by the Financial Security Law (1.Aug.2003), the purpose of this procedure concerns the description of HSBC France’s practice in terms of exercise voting rights attached to securities hold by UCITS (Undertaking for Collective Investment in Transferable Securities) under its management.

In order to exercise the voting rights held in quality of UCITS’ shareholder under its management, HSBC France appealed I.S.S.’s services (Institutional Shareholder Services), worldwide leader and specialist in corporate governance counsel and of investors’ counsel for voting right in General Meeting. The information transmitted by I.S.S. is systematically complying with the principle of holders’ interest (for instance, opposition to resolutions leading to the increase of registered capital in case of a take-over bid, or issuing of securities without any preferential rights for active shareholders). HSBC France abstains from holding more than 1 % of any company’s stock-market capitalization.

Besides, the ability of HSBC France to take part in votes should depends on the diligence of companies to send on time documents, specially for companies in which HSBC France has a small shareholding and concerning foreign shares for which the exercise of vote is more difficult.

1.2 Document goals / objectives

The purpose of this document is to describe the terms and conditions on which HSBC France Group (HSBC France and HSBC France Société de Gestion) intends to exercise the voting rights attaching to securities hold by the collective investment schemes under its management in accordance with article 322-75 of AMF General Regulation.

2. DESCRIPTION OF THE PORTFOLIO MANAGEMENT COMPANY INTERNAL ORGANISATION.

HSBC FRANCE Group exercise the voting rights attaching to securities hold by French Law UCITS and which custody is insured by NATEXIS BANQUE POPULAIRE (NBP). HSBC FRANCE uses :

- The NBP’s services to know the planning of exercise of voting rights,

- The ISS’s expertise to know the analysis of companies resolutions,

NBP informs the HSBC FRANCE’s Portfolio Management (Securities Management Department and Guaranteed Products Department) of holding dates of General Meeting companies, membership of CAC 40, SBF 120 and some others quoted stock on the ex-Nouveau Marché. The information must be communicated between D-20 before the General Meeting and the last date before which the manager must give his voting instruction.

The information given by NBP is limited to French companies only and does not concern holding dates of foreign companies general meetings.

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3 – PRINCIPLES TO WHICH THE PORTFOLIO MANAGEMENT COMPANIES REFERS TO EXERCISE VOTING RIGHTS.

HSBC FRANCE Group exercise the voting rights attaching to securities hold by French Law UCITS and which custody is insured by NATEXIS BANQUE POPULAIRE (NBP).

NBP informs the HSBC FRANCE’s Portfolio Management of holding dates of General Meeting companies.

Informed once, Portfolio Management checks if the ISS’s instructions of vote are updated. In case of ISS didn’t analyze resolutions, no vote will be exercise by Portfolio Management.

Portfolio Management refers to ISS’s recommendations to express its voting rights under conditions that :

Portfolio Management should cope with numbers of votes to exercise during the day (if not, quoted companies with the most significant capitalizations will be dealt with priority.)

At least five founds hold one security relating to the Meeting.

The security relating to the Meeting represents a CAC 40 significant market capitalization.

The principles selected to determine cases in which Portfolio Management express its votes are closely linked to information accessibility, holding thresholds and market capitalization.

3.1. Types of resolutions submitted to General Meeting and for which Portfolio Management exercise voting rights.

Portfolio Management exercise voting rights for every type of resolutions.

3.2.	Way of exercising voting rights :

Portfolio Management proceed by mail for every type of resolutions.

3.3.	Number of voting rights to express:

The Portfolio Management precise, before sending its vote to the company for which the General Meeting will be held, how many rights will be expressed.

The Portfolio Management will express nearly 90% of its voting rights in order to respect the revocable constraint of freezing securities to which most of its securities are submitted.

In very specific cases, such as repurchase of UCITS’s shares in advance, modification of the portfolio structure, change of weighting of a CAC 40 share value, Portfolio Management should lower this threshold of 90% or should not exercise its voting rights for some of UCITS.

4. CUSTODY OF VOTE INSTRUCTION OR ABSTENTION.

Portfolio Management keep the justifications of its votes or abstentions and list in a database the vote issued or not issued.

5. PREVENTION OF CONFLICTS OF INTEREST.

Portfolio Management follows a quantitative type management. The general principles of this philosophy of investment as well as the various stages of the investment process are common to the whole assets and values.

The decisions of allowance of assets result from the HSBC France’s signals more than anticipations of Portfolio manager. By the way, the decisions of exercise voting rights is independent of the analysis of the companies which would result from Portfolio Management.

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Furthermore, Portfolio Management referring to ISS’s councils and recommendations in its decisions of vote, it is not likely to be found in a situation of conflicts of interests.

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STATEMENT OF ADDITIONAL INFORMATION

HSBC FUNDS

	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
HSBC Prime Money Market Fund	REAXX	---	HMMXX	HIMXX	HMEXX	HSIXX	RMYXX
HSBC U.S. Government Money Market Fund	FTRXX	HUBXX	HUMXX	HGDXX	HGEXX	HGIXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	---	HUCXX	HTDXX	HTEXX	HBIXX	HTYXX
HSBC U.S. Treasury Obligations Money Market Fund	HSAXX	HSBXX	HSCXX	HSDXX	HSEXX	HISXX	HSYXX

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds ( “Adviser” or “Administrator”)	Sub-Administrator of the Funds (“Citi” or “Sub-Administrator”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUSES FOR THE FUNDS DATED FEBRUARY 27, 2015 (the “Prospectuses”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectuses and should be read in conjunction with the Prospectuses. The Prospectuses and SAI may be obtained without charge by writing or calling the HSBC Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectuses” are to the Prospectuses dated February, 27, 2015 of the Trust by which shares of the funds listed above (each a “Fund” and, collectively, the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectuses have the same meaning in this SAI as in the Prospectuses.

The Funds’ current audited financial statements dated October 31, 2014 are incorporated herein by reference from the Annual Report of the Funds dated October 31, 2014 as filed with the Securities and Exchange Commission (“SEC”). Copies of this Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

February 27, 2015

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GENERAL INFORMATION

The HSBC Prime Money Market Fund (“Prime Money Market Fund”), HSBC U.S. Government Money Market Fund (“Government Money Market Fund”), HSBC U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”), and HSBC U.S. Treasury Obligations Money Market Fund (“U.S. Treasury Obligations Money Market Fund”) are separate series of the Trust, an open-end management investment company. Each Fund is a money market fund that must comply with the requirements of the SEC’s Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the 1940 Act. Each Fund has its own distinct investment objective and policies. Each Fund is described in this SAI. The Trust is part of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust (“Advisor Trust”) and the HSBC Portfolios (“Portfolio Trust” and, together with the Trust and the Advisor Trust, the “Trusts”). The Trust includes certain equity, fixed income and money market funds that are covered in separate SAIs. Shares of each Fund are divided into seven separate classes, except for the U.S. Treasury Money Market Fund and the Prime Money Market Fund, which are divided into six separate classes: Class A (the “Class A Shares”), Class B (the “Class B Shares”), Class C (the “Class C Shares”), Class D (the “Class D Shares”), Class E (the “Class E Shares”), Institutional Class (the “Class I Shares”), and Class Y (the “Class Y Shares”). The U.S. Treasury Money Market Fund and the Prime Money Market Fund do not offer Class B Shares. As of the date of this SAI, the U.S. Treasury Obligations Money Market Fund has not commenced operations.

See “Purchase of Shares” for information about the various classes and eligibility to invest therein.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements the discussion of the investment objective, policies, and risks of each Fund in the Funds’ Prospectuses.

Each Fund covered by this SAI is a money market fund that follows investment and valuation policies designed to maintain a stable net asset value (“NAV”) of $1.00 per share. There is no assurance that any Fund will be able to maintain a stable NAV of $1.00 per share. In addition, there can be no assurance that the investment objective of a Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether a Fund remains an appropriate investment in light of their then-current financial position and needs.

For purposes of any minimum requirements set forth herein that are based upon a nationally recognized statistical rating organization’s (“NRSRO”) ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable).

PRIME MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of (or deemed maturities of) 397 days or less, as calculated in accordance with Rule 2a-7. The Fund must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7. The Fund may enter into repurchase agreements with respect to such high quality money market instruments. Examples of these instruments include:

-	bank certificates of deposit (“CDs”): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return;
-	time deposits: non-negotiable deposits maintained in banking institutions for specified periods of time and stated interest rates;

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-	bankers’ acceptances: negotiable drafts or bills of exchange that have been “accepted” by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity;
-	prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers;
-	corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper);
-	municipal obligations: high-grade, short-term municipal obligations.
-	Government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities;
-	repurchase agreements collateralized by U.S. Treasury or U.S. government agency obligations; and
-	repurchase agreements secured by collateral other than cash and U.S. government securities.

For repurchase agreements secured by collateral other than U.S. government securities the Fund looks to the counterparty and not the collateral for determining diversification under Rule 2a-7. The collateral for repurchase agreements may include securities that the Fund could not hold directly.

The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk and conform to or do not cause violations of the maturity, quality, liquidity, diversification and other requirements set forth in Rule 2a-7. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (e.g., A-1 by Standard & Poor’s or P-1 by Moody’s Investors Service) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of comparable credit quality by the Adviser. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions and for certain purposes, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. See “Obligations of Personal and Business Credit Institutions (Banking Industry)” in the Investment Techniques section below.

U.S. GOVERNMENT MONEY MARKET FUND

All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, as calculated in accordance with Rule 2a-7. The Fund also must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are subject to repurchase agreements with recognized securities dealers and banks.

The Fund invests in obligations of, or obligations guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the “full faith and credit” of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association (“FNMA”), and (iii) obligations of the Federal Farm Credit Bank, respectively.

U.S. TREASURY MONEY MARKET FUND

Under normal circumstances, the Fund (i) is required to invest at least 80% of its net assets, plus any borrowings for investment purposes, in direct obligations of the U.S. Treasury which have (or are deemed to have) remaining maturities not exceeding 397 days, (ii) must have a dollar-weighted average portfolio maturity of 60 days or less and

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(iii) must have a dollar-weighted average portfolio life of 120 days or less, each as calculated in accordance with Rule 2a-7. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days’ notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The Fund’s current policy is to invest exclusively in obligations of the U.S. Treasury. The Fund may not enter into loans of its portfolio securities, invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, or invest in repurchase agreements. However, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the U.S. Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable U.S. Government security, have a maturity of up to one year and are issued on a discount basis.

U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, and typically investing exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days’ notice to Fund shareholders. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, and will only buy securities that have remaining maturities of (or deemed maturities of) 397 days or less, each as calculated in accordance with Rule 2a-7.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

The Trust intends for each Fund to maintain its qualification as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to maintain such qualification, among other things, at the close of each quarter of each Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% of a Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies or in the securities of one or more “qualified publicly traded partnerships”.

INVESTMENT TECHNIQUES

Each Fund invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectuses and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table, and the main risks associated with those techniques.

The table below indicates the types of investments and techniques that are material to the investment strategies employed by each Fund. In some cases, the omission of a Fund is not intended to imply that the Fund is precluded from investing in the types of investments or employing the techniques indicated below. Generally, if a particular type of investment or technique is not indicated as being applicable to a particular Fund, the particular type of investment or technique will not be material to the investment strategies employed by the Fund, although any risk factors that are stated more generally with respect to any broader category of investment or technique may still apply.

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Type of Investment or Technique	Prime Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund	U.S. Treasury Obligations Money Market Fund
Asset-Backed Securities	X
Cyber Security Risk	X	X	X	X
Fixed Income Securities	X	X	X	X
Foreign Securities	X
Liquidity	X	X	X	X
Investments in Other Investment Companies	X
Mortgage-Related Securities	X	X
Municipal Obligations	X
Obligations of Personal and Business Credit Institutions (Banking Industry)	X
Operational Risk	X	X	X	X
Repurchase Agreements	X	X	X*	X
Selection of Money Market Investments	X	X	X	X
Sovereign and Supranational Debt Obligations	X
U.S. Government Securities	X	X	X	X
Variable Rate Demand Notes	X
“When-Issued” and Delayed Delivery Securities				X

*	The U.S. Treasury Money Market Fund, under adverse market conditions, temporarily may invest in repurchase agreements collateralized by U.S. Treasury obligations.

ASSET-BACKED SECURITIES

The Prime Money Market Fund may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, including auto loans, credit card receivables, home equity loans, and student loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in

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some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

CYBER SECURITY RISK

The Funds face greater risks of cyber security breaches because of the broad use of technology such as computer systems and the internet that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting data that is maintained online or digitally, denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund or its investment adviser, subadviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund. These cyber-attacks have the ability to cause disruptions and impact business operations, to result in financial losses, to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Funds and their investment adviser have instituted risk management systems designed to minimize the risks associated with cyber security. However, it is not certain that these systems will succeed, especially because the Funds do not directly control the cyber security systems of the service providers to the Funds, their trading counterparties, or the issuers in which a Fund may invest.

FIXED INCOME SECURITIES

The Funds may invest in fixed income securities. To the extent a Fund invests in fixed income instruments, the value of the Fund’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Funds’ investments in fixed income instruments with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

Recent outflows in the fixed income market could impose difficulties on dealers because the increase over the past decade of assets in bond mutual funds and exchange traded funds has not been matched with a proportionate increase in dealer capacity. As such, dealer inventories appear to be at an all-time low, relative to the market size. This reduction in market-making capacity by dealers has the potential to decrease liquidity and increase volatility in fixed income markets. In addition, following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. The Federal Reserve has further regulated interest rates and the monetary bases by purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). While the Federal Reserve finalized its Quantitative Easing Program towards the end of October 2014, the central bank has continued to keep interest rates low. When the Federal Reserve final begins raising the federal funds rate, there will be a risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments to decline. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance. The liquidity levels of a Fund’s portfolio may also be affected.

For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by a Fund, a fixed income instrument may cease to be rated or its rating may be reduced below the minimum required for purchase. A fixed income instrument which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than instruments in the higher rating categories. Such instruments are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of its issuers of such securities) than instruments in higher rating categories.

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FOREIGN SECURITIES

The Prime Money Market Fund may invest in securities of foreign issuers. Such investments by the Prime Money Market Fund may be made in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, the imposition of economic sanctions or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

LIQUIDITY

The Funds will comply with the weekly and daily liquidity requirements, of Rule 2a-7. In addition, each Fund will not acquire an illiquid security (as defined below) if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. An illiquid security is a security that cannot be sold or disposed of within seven calendar days in the ordinary course of business at approximately the amount at which a Fund has valued the security.

The policy with respect to the purchase of illiquid securities does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A or Section 4(a)(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Subject to certain restrictions, each Fund (except for the U.S. Treasury Money Market Fund) may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act and the rules thereunder. Certain Funds have investment restrictions which limit their ability to invest in

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other investment companies. In particular, among other restrictions, the Prime Money Market Fund and the U.S. Government Money Market Fund may not purchase securities of open-end investment companies. (See “Investment Restrictions” for a further description of such limitations.) Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees.

The Trust may, in the future, seek to achieve any Fund’s investment objective (subject to applicable investment restrictions) by investing all of a Fund’s assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as those applicable to the Fund. In such event, the investment advisory contract for a Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

In cases where (i) a Fund has an investment policy to invest under normal circumstances at least 80% of its net assets in a particular type or category of securities, and (ii) the Fund invests in another investment company that has a similar investment policy requiring it to invest under normal circumstances at least 80% of its net assets in that type or category of securities, the Fund will treat 80% of its investment in the other investment company as meeting the requirements of the Fund’s policy concerning the investment of at least 80% of the Fund’s net assets.

MORTGAGE-RELATED SECURITIES

The Government Money Market Fund and Prime Money Market Fund may invest in certain debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in repurchase agreements secured with such collateral.

The Funds may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations (“CMOs”). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year Federal National Mortgage Association (“FNMA”) 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case, the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly,

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during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

Investment in mortgage-backed securities poses several risks, including interest rate, prepayment, market, and credit risk. Interest rate risk reflects the risk that, as interest rates rise, the value of mortgage-backed securities generally can be expected to fall. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or

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guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In May 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In December 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The steps taken in connection with the conservatorship are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such

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mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Funds are subject to the liquidity requirements described above.

The assets underlying mortgage-related securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage

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pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations: (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and

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the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are typically purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

MUNICIPAL OBLIGATIONS

The Prime Money Market Fund may invest in short-term, high quality, fixed rate and variable rate obligations issued by a state, territory or possession of the United States, and their authorities, agencies, political subdivisions and instrumentalities and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred herein as “Municipal Obligations.”) In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer. See Appendix B below.

OBLIGATIONS OF PERSONAL AND BUSINESS CREDIT INSTITUTIONS (BANKING INDUSTRY)

The Prime Money Market Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when,

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in the opinion of the Adviser, the yield, marketability and availability of investments meeting a Fund’s quality standards in those industries justify any additional risks associated with the concentration of the Fund’s assets in those industries. The Prime Money Market Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser’s knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by a Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund.

OPERATIONAL RISK

The Funds’ investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements. The U.S. Treasury Money Market Fund may invest in repurchase agreements only in respect of direct obligations of the U.S. Treasury. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer’s funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to a Fund’s custodian bank either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. A Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of a Fund’s assets in repurchase obligations are designed to minimize the Fund’s risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time a Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Funds have each adopted and follow procedures which are intended to minimize the risks of repurchase agreements. For example, each Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Funds have the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

All repurchase agreements entered into by the Funds are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust’s Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust’s Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by a Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

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Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller or guarantor becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

SELECTION OF MONEY MARKET INVESTMENTS

The Funds invest in fixed income securities. The value of the fixed income securities in a Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although each Fund’s investment policies are designed to minimize these changes and to maintain an NAV of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

The Funds (except the U.S. Treasury Money Market Fund) may each invest in bank certificates of deposit and bankers’ acceptances and, with respect to the Prime Money Market Fund only, time deposits issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and the applicable Prospectus supplemented.

Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of portfolio quality, maturity, diversification and liquidity, as well as preservation of capital, mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Funds will each attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Funds will each also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. In purchasing and selling securities for the Funds, portfolio managers consider the Adviser’s credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield. These policies, as well as the relatively short maturity of obligations purchased by a Fund, may result in frequent changes in the Fund’s portfolio. Portfolio turnover may give rise to taxable gains. The Funds do not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

The SEC recently adopted significant changes to the rules that govern money market funds, including the Funds. Among other things, these changes will: (1) permit a Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. Government money market funds, which generally are money market funds that invest in cash, U.S. government securities and/or related repurchase agreements, are exempt from these requirements. There are a number of other changes under the revised rules that relate to diversification, disclosure, reporting and stress testing requirements. These changes will affect each Fund’s operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this SAI, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016. A Fund may be required to take certain steps that will impact and may adversely affect the Fund and its shareholders and the precise nature of such impact and affects has not yet been determined.

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SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

The Prime Money Market Fund may invest in sovereign and supranational debt obligations. To the extent the Prime Money Market Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The total public debt of governments as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high levels of debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns.

U.S. GOVERNMENT SECURITIES

The Funds may each invest in U.S. Government securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The U.S. Treasury Money Market Fund invests only in obligations of the U.S. Treasury and therefore may not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Governement agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by FNMA, FHLMC, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

VARIABLE RATE DEMAND NOTES

The Prime Money Market Fund may invest in variable rate demand notes, which provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or “putting” such instrument to a third party.

Investments in floating or variable rate securities normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase

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such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. The value of these instruments may be more volatile than other floating rate municipal obligations.

Certain floating or variable rate obligations may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

The maturity of a floating rate obligation with a maturity in excess of 397 days is deemed to be the period until a Fund would be entitled to payment pursuant to demand rights. The maturity of a floating rate obligation with a maturity of 397 days or less is deemed to be one day. The maturity of a variable rate obligation with a maturity in excess of 397 days is deemed to be the longer of the period remaining until the next interest rate adjustment or the period until a Fund would be entitled to payment pursuant to demand rights. The maturity of a variable rate obligation with a maturity of 397 days or less is deemed to be the earlier of such periods. The deemed maturities of such floating or variable rate obligations will not apply for purposes of determining a Fund’s dollar-weighted average portfolio life. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

“WHEN-ISSUED” SECURITIES AND DELAYED DELIVERY SECURITIES

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. Between the time a Fund commits to purchase a security on a when-issued or delayed delivery basis and the time delivery and payment are made, the when-issued or delayed delivery security is treated as an asset of the Fund and the amount which the Fund is committed to pay for that security is treated as a liability of the Fund. No interest on a when-issued or delayed delivery security is accrued for a Fund until delivery occurs. Although the Funds only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring them, each Fund may sell these obligations before the settlement date if deemed advisable by the Adviser.

The value of when-issued or delayed delivery securities is subject to market fluctuation based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a when-issued or delayed delivery basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Fund enters into a transaction on a when-issued or delayed delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the when-issued or delayed delivery commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of the Fund’s commitments. On the settlement date of the when-issued or delayed delivery securities, a Fund’s obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the when-issued or delayed delivery securities themselves (which may have a value greater or lesser than a Fund’s payment obligations).

Purchasing securities on a when-issued or delayed delivery basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a

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result, the when-issued or delayed delivery securities may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the when-issued or delayed delivery securities before the settlement date or if a Fund sells other obligations from the Fund’s portfolio in order to meet the payment obligations, a Fund may realize a capital gain, which is not exempt from federal or state income taxation. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for each Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for each Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for a Fund with a broker-dealer affiliate of the Adviser.

The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser, the Trust or Foreside Distribution Services, L.P. (“Foreside” or “Distributor”) are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, a Fund or Foreside may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), the Adviser may cause each Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage

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and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

The Board of Trustees has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

Since the Funds invest primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each investment advisory contract, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

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During the fiscal year ended October 31, 2014, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2014. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during the the most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust’s most recent fiscal year.)

Fund	Abbey National Treasury	Toronto Dominion	BNP Paribas	Citigroup Global Markets	Goldman Sachs	JPmorgan	CS First Boston Corp.
Prime Money Market Fund	59,999,633	145,000,830	50,000,000	-	-	45,000,000	90,668,326
U.S. Government Money Market Fund	-	150,000,000	200,000,000	100,000,000	300,000,000,	-	-
U.S. Treasury Money Market Fund	-	-	-	-	-	-	-

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies and procedures relating to the disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure that the disclosure of holdings information is necessary to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust. Disclosure of information regarding the portfolio holdings of the Funds occurs only upon the determination, by the Trust’s Chief Compliance Officer (“CCO”), that such disclosure is in the best interests of the Funds’ shareholders and that it does not present a conflict of interest between the shareholders and the Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, its principal underwriter, or any subadviser of the Funds.

Pursuant to applicable law, the Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are also available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are also available, free of charge, on the Trust’s website at www.investorfunds.us.hsbc.com. The Funds will also disclose on the Adviser’s Web site, within five business days after the end of each month, a complete schedule of portfolio holdings and information regarding the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life of each Fund. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information of the Fund. The Funds’ Form N-MFP filings will be available on the SEC’s Web site, on a delayed basis two months after filing with the SEC, and the Adviser’s Web site will contain a link to such filings.

The Funds will also publicly disclose the complete schedule of each Fund’s portfolio holdings on a weekly or monthly basis. This information, which will include portfolio holdings, sector holdings and other characteristics, will generally be available on the Adviser’s Web site subject to a delay of five (5) business days. The disclosure of weekly portfolio holdings information, however, may not occur when monthly portfolio holdings information will be available shortly before or after the date on which the weekly portfolio holdings information would otherwise be available. Portfolio holdings information will be available until it is updated as of the following period. The information on the Adviser’s Web site is publicly available to all categories of persons.

The Trust or the Adviser may share non-public holdings information of the Trust on a more frequent basis with the Adviser and other service providers to the Trust (including the Trust’s custodian; the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s, Morningstar, Lipper Analytical Services and Bloomberg

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L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s CCO. The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

Currently, the Trusts have arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services (10 days after the end of each month), Morningstar (between 60-70 days after the end of each quarter), Bloomberg L.P. (60 days after the end of each quarter) and Standard & Poor’s Corporation (between 3-5 days after the end of each week).

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 under the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

Notwithstanding anything contained herein to the contrary, the Funds will seek to comply with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act, including the prohibition from acquiring an illiquid security if, immediately after the acquisition, a Fund would have more than 5% of its total assets invested in illiquid securities.

ALL FUNDS

Each of the Funds is subject to the following non-fundamental restriction, in addition to the fundamental and non-fundamental restrictions set forth below under the headings for each Fund:

1.        The Fund may not directly purchase securities or other instruments issued by companies that manufacture cluster munitions or anti-personnel mines. The Adviser uses the definitions within the 1997 Mine Ban Treaty and the 2008 Convention on Cluster Bombs for guidance and implementation. The Fund may purchase securities of registered investment companies, ETNs or other pooled vehicles that invest in companies that manufacture cluster munitions or anti-personnel mines.

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PRIME MONEY MARKET FUND

As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

1.        borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

2.       purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

3.        underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

4.        make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

5.        purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

6.        concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

7.        issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

8.        pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

9.        sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

10.       invest for the purpose of exercising control or management;

11.       purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if

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such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction, securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein);

12.       taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

13.       purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

14.       write, purchase or sell any put or call option or any combination thereof;

15.       taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

16.       purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

17.       make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

U.S. GOVERNMENT MONEY MARKET FUND

As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

1.        borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1 /3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

2.        purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

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3.        underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

4.        make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

5.        purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

6.        concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

7.        issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

8.        pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

9.        sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

10.       invest for the purpose of exercising control or management;

11.       purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction), securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein);

12.       taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

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13.       purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

14.       write, purchase or sell any put or call option or any combination thereof;

15.       taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

16.       purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

17.       make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

U.S. TREASURY MONEY MARKET FUND

As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

1.        purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities (the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

2.        underwrite securities of other issuers, to the extent that the purchase of municipal obligations, or other permitted investments, directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting;

3.        invest an amount equal to 10% or more of the value of its net assets in investments which are illiquid (including repurchase agreements and fixed time deposits not subject to withdrawal penalties having maturities of more than seven calendar days);

4.        issue senior securities, borrow money or pledge or mortgage its assets, except the Fund may borrow from banks up to 33 1/3% of the current value of the total assets of the Fund and pledge up to 33 1/3% of its assets to secure such borrowings;

5.        make loans or lend its portfolio securities;

6.        purchase securities other than direct obligations of the U.S. Treasury or repurchase agreements pertaining thereto (there being no limit on the amount of the assets of the U.S. Treasury Fund which may be invested in the securities of any one issuer of such obligations); and

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7.        purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities).

For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitations set forth in Item 3.

U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

1.        borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

2.        purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

3.        underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

4.        make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

5.        purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

6.        concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry

7.        issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

8.        pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

9.        sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further

25

consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

10       taken together with any investments described in Investment Restriction (12) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

11.       write, purchase or sell any put or call option or any combination thereof;

12.       taken together with any investments described in Investment Restriction (10) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

13.       purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

14.       make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 10 and 12.

DIVERSIFICATION MEASURES

Each Fund’s diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 under the 1940 Act, which may allow a Fund to exceed the limits specified in the Prospectuses for certain securities subject to guarantees or demand features. A Fund will be deemed to satisfy the maturity requirements described in the Prospectuses to the extent that the Fund satisfies the applicable maturity requirements in Rule 2a-7 under the 1940 Act. The definition of issuer for purposes of these investment restrictions is the same as that described under “Investment Objective, Policies and Restrictions” in this SAI for the purpose of diversification under the 1940 Act.

It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund’s policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

PERCENTAGE AND RATING RESTRICTIONS

If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act and/or the rules thereunder with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees elect the officers of the Trust and appoint service providers to manage the Trust’s day-to-day operations. The Trustees meet regularly to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including the investment performance of the Funds and the operation of the Trust’s compliance programs, and to evaluate and address risks associated with the Trust’s activities.

Board Composition And Leadership Structure

The Board is currently composed of six Trustees, one of whom is an “interested person” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trust (“Interested Trustee”) by virtue of her employment with the Adviser and five of whom are not an “interested person” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trust (“Independent Trustees”). The Chairman of the Board is an Independent Trustee, and, among other duties and responsibilities, serves as a point person for communications between the Trustees and the Trust’s management and service providers. The Board also has established an Audit Committee, a Valuation and Investment Oversight Committee, a Nominating and Corporate Governance Committee and a Contracts and Expense Committee (the “Committees”) to facilitate the Trustees’ oversight of the management of those aspects of the Trust’s operations. Each Committee has a Chair and certain Committees also have a Vice Chair. Each Committee’s responsibilities are discussed in greater detail below.

The Trustees interact directly with the Chairman of the Board, Chairs of the Committees, each other, the Trust’s officers, and senior management of the Adviser and other service providers of the Trust at scheduled meetings and between meetings, as appropriate. The Trustees seek to have an inclusive approach to oversight. For example, each Independent Trustee is a member of each of the Committees. The Independent Trustees regularly meet outside the presence of the Trust’s management and are advised by independent legal counsel.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities and for the Board and its Committees to make informed decisions on the affairs of the Trust. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the HSBC Family of Funds and the risks that the fund complex faces. The Board and its Committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trust, and the environment in which the Trust operates, change.

Board’s Role In Risk Oversight Of The Trust

The Board oversees risk management for the Trust both directly and through its Committees, by working with the Trust’s senior officers (including the Trust’s President, CCO and Treasurer), portfolio management and other personnel of the Adviser, the Trust’s independent registered public accounting firm (the “independent auditors”), legal counsel and personnel from the Trust’s other service providers (collectively, “Trust personnel”) to identify, evaluate and seek means of mitigating risk. In this regard, the Board and its Committees request, receive and act on reports from Trust personnel on risk oversight and management, and the Trustees confer with each other and engage Trust personnel between Board meetings on such matters, as deemed appropriate.

The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s CCO, policies and procedures designed to address risks associated with the Trust’s activities. In addition, the Adviser and the Trust’s other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trust’s activities, and the Board receives and acts on reports from the

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Adviser and the Trust’s other service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.

Qualifications Of The Trustees

The names of the Trustees of the Trust, their addresses, positions held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

TRUSTEES

Name[1]	Position(s) Held With Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held By Trustee During the Past 5 Years[3]
	Independent Trustees
Thomas F. Robards Age: 68	Chairman and Trustee	2005 to present	Partner, Robards & Co. LLC (investment and advisory services) (2005 – present); Chief Financial Officer, American Museum of Natural History (2003 – 2004); Chief Financial Officer, Datek Online Holdings (2000-2003); Executive Vice President and Chief Financial Officer, Republic New York Corporation (1976 – 2000)	23	Ellington Financial LLC (NYSE listed financial services); and Ellington Residential Mortgage REIT (NYSE listed real estate investment trust)
Marcia L. Beck Age: 59	Trustee	2008 to present	Private Investor (1999 – present); Executive Vice President, Prudential Investments (1997 – 1999); President and Trustee, The Goldman Sachs Mutual Funds (1992 – 1996)	23	None
Susan C. Gause Age 62	Trustee	2013 to present	Private Investor (2003 – present); Chief Executive Officer, Dresdner RCM Global Investors and Allianz Dresdner	23	Met Investors Series Trust; and Metropolitan Series Fund

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Name[1]	Position(s) Held With Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held By Trustee During the Past 5 Years[3]
			Asset Management (2000 – 2002); Board Member, Dresdner Global Asset Management Board (2000 – 2002); Chief Operating Officer and Senior Managing Director, Dresdner RCM Global Investors (1998 – 2000)
Susan S. Huang Age 60	Trustee	2008 to present	Private Investor (2000 – present); Senior Vice President, Schroder Investment Management (2001 – 2004); Managing Director, Chase Asset Management (1995 – 2000)	23	None
Michael Seely Age: 68	Trustee	1987 to present	Private Investor (2003 – present); General Partner, Global Multi Manager Partners (1999 – 2003); President, Investor Access Corporation (1981 – 2003)	23	None
	Interested Trustee
Deborah A. Hazell[4] Age: 51	Trustee	2011 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. (2011 – present); President and Chief Executive Officer, Fischer Francis Trees & Watts (“FFTW”) (investment adviser) (2008 – 2011); Client Service, Business Development and Marketing Group, FFTW (1999 – 2008)	23	None

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[1]	Each Independent Trustee may be contacted by writing to the Trustee, c/o Citi Fund Services, P.O. Box 182845 Columbus, OH 43218-3035, Attn: Richard A. Fabietti. Ms. Hazell may be contacted by writing to 452 Fifth Avenue New York, NY 10018.
[2]	Includes the Trust, the Advisor Trust, and the Portfolio Trust.
[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
[4]	Ms. Hazell is considered to be an “Interested Trustee” because she hold positions with HSBC Global Asset Management (USA) Inc.

OFFICERS

Name, Address and Age	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard A. Fabietti 452 Fifth Avenue New York, NY 10018	President	One year; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 – present)
James D. Levy 452 Fifth Avenue New York, NY 10018	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present); Vice President, Product Development, GE Asset Management Inc. (2007 – 2014)
Scott Rhodes* 3435 Stelzer Road Columbus, OH 43219-3035	Treasurer	One year; 2014 to present	Senior Vice President, Citi Fund Services (2010– present); Manager, Treasurer of Mutual Funds, and Broker-Dealer Treasurer and Financial Operations Principal, GE Asset Management Inc. (2005 – 2010)
Heather Melito-Dezan* 100 Summer Street Suite 1500 Boston, MA 02110	Assisant Secretary	One year; 2014 to present	Assistant Vice President, Regulatory Administration, Citi (2013 – present); Senior Specialist, Regulatory Administration, NGAM (2010 – 2013); Vice President and Manager, Regulatory Administration, BNY Mellon (2004 – 2010)
Frederick J. Schmidt* 1 Rexcorp Plaza Uniondale, NY 11556	Chief Compliance Officer	One year; 2004 to present	Director and Chief Compliance Officer, CCO Services, Citi (2004 – present)

* Mr. Rhodes, Ms. Melito-Dezan and Mr. Schmidt are also officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trusts based on a review of the experience, qualifications, attributes and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in some of the following fields: management, consulting, or board experience in

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the investment management industry; academic positions in relevant fields; management, consulting, or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a Trustee of the Trusts. Information indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

The Board’s Chairman, Mr. Robards, has governance and operating experience in banking, brokerage and specialty finance companies and serves as a director of several public companies. Mr. Robards has a BA from Brown University and an MBA from Harvard University. Mr. Seely was previously a general partner of a private investment company, as well as the president of a shareholder value enhancement firm, which combined investor relations, finance and strategy. He is a graduate of Dartmouth College and NYU’s graduate business school. Mses. Beck and Huang each have experience managing risk as well as portfolios of money market and fixed income instruments, respectively. Ms. Beck has also served as president and trustee of an unaffiliated mutual fund complex. She has a BA from Tufts University and an MBA from Columbia University. Ms. Huang has a BA in Economics, cum laude, from Princeton University and an MBA from Columbia University. Ms. Gause has significant experience in the financial services industry, having served as, among other things, Chief Executive Officer of Allianz Dresdner Asset Management. In that position, Ms. Gause was responsible for the day-to-day activities of the investment adviser of various registered open-end funds. Ms. Gause earned a B.S. in Biology, magna cum laude, with honors thesis, from Queens College and is a Certified Public Accountant. Ms. Hazell has significant experience in the financial services industry and is currently the Chief Executive Officer of HSBC Global Asset Management (USA) Inc. She earned a BA in Economics, magna cum laude, from New York University, and MA in Organizatioal Psychology from Columbia University and has series 3, 7, 24, 30 and 63 registrations. Previously, Ms. Hazell was the President and Chief Executive Officer of a global investment management firm that provided active, fixed income capabilities to institutional investors.

COMMITTEES

Audit Committee

The Audit Committee is comprised of all of the Independent Trustees of the Trusts. The Audit Committee is currently chaired by Ms. Beck. Ms. Beck and Mr. Robards are audit committee financial experts of the Trust. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee (i) recommends to the Board of Trustees the selection, retention, compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee met four times during the most recent fiscal year.

Valuation and Investment Oversight Committee

The Valuation and Investment Oversight Committee is comprised of all of the Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Funds; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to the Funds; and (iii) the selection process for investment sub-advisers to series of the Trust. The Valuation and Investment Oversight Committee met four times during the most recent fiscal year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is comprised of all of the Independent Trustees of the Trust. The Committee is currently chaired by Ms. Gause. This Committee, among other things, (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add

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individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; (v) reviews proxy voting guidelines, policies, and procedures and makes related recommendations to the Board; (vi) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group; and (vii) make recommendations to the Board regarding the retention of professional liability insurance (D&O/E&O Insurance) and investment company fidelity bonds.

The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. Such recommendations should be forwarded to the President of the Trust. The Nominating and Corporate Governance Committee met seven times during the most recent fiscal year.

Contracts and Expense Committee

The Contracts and Expense Committee is comprised of all of the Independent Trustees of the Trust. The Contracts and Expense Committee is currently chaired by Ms. Beck. The primary purpose of the Contracts and Expense Committee is to help ensure that the interests of the Funds and their shareholders are appropriately served by: (i) agreements and plans to which the Trust is a party or direct beneficiary; and (ii) expenses payable by the Trust and its series. The Contracts and Expense Committee met five times during the most recent fiscal year.

FUND OWNERSHIP

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Family of Funds, including those in the Trusts, as of December 31, 2014.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in HSBC Family of Funds
Non-Interested Trustees
Marcia L. Beck	None	$10,001-$50,000
Susan C. Gause	None	$10,001-$50,000
Susan S. Huang	None	None
Thomas Robards	None	$10,001-$50,000
Michael Seely	None	$50,001-$100,000
Interested Trustee
Deborah A. Hazell	None	Over $100,000

As of February 3, 2015, the Trustees and officers of the Trusts as a group beneficially owned less than 1% of the outstanding shares of the Funds.

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TRUSTEE AND OFFICER COMPENSATION

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay Mr. Robards, as Chairman of the Board, an additional annual retainer of $30,000. For the fiscal year ended October 31, 2014, the following compensation was paid to the Trustees:

	Non-Interested Trustees (1)
Compensation From the Funds	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Alan S. Parsow(2)	Thomas F. Robards	Michael Seely
Prime Money Market Fund	$60,808.30	$59,262.50	$59,262.50	$44,523.47	$65,004.03	$60,804.46
U.S. Government Money Market Fund	$61,942.90	$60,308.58	$60,308.58	$43,028.57	$66,336.04	$61,639.20
U.S. Treasury Money Market Fund	$24,878.68	$24,276.89	$24,276.89	$18,665.44	$26,534.47	$25,033.98
Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (3)	N/A	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation From Funds And Fund Complex(4) Paid To Trustees	$165,255.00	$161,000.00	$161,000.00	$118,098.00	$176,766.00	$164,978.00

(1)	Ms. Hazell, an Interested Trustee, is not compensated from the Trusts for her service as an Interested Trustee.

(2)	Mr. Parsow retired as a Trustee in September, 2014.
(3)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.
(4)	For these purposes, the Fund Complex consisted of 21 Funds of the Trust, the Advisor Trust, and the Portfolio Trust as of October 31, 2014.

None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trust and Citi (“Compliance Agreement”), Citi makes a Citi employee available to serve as the Trust’s CCO. Under the Compliance Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Funds’ Compliance Program and related policies and procedures of Fund service providers. The Compliance Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Compliance Agreement, the Trusts currently pay Citi $287,560 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

INVESTMENT ADVISER

HSBC Global Asset Management (USA) Inc. is the investment adviser to the Funds pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust. For investment advisory services, the Adviser is entitled to a fee from each Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.10%.

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For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of advisory fees paid by each Fund was:

Fund	2014^	2013^	2012^
Prime Money Market Fund	$4,755,830	$5,131,209	$5,920,409
U.S. Government Money Market Fund	$4,805,824	$4,745,532	$4,956,347
U.S. Treasury Money Market Fund	$1,923,816	$2,566,350	$2,316,716

^ Expense does not include deductions for waivers.

The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of a Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for the financial intermediary receiving such payments.

The Advisory Contract for each Fund will continue in effect through December 31, 2015 with respect to each Fund, and continue thereafter provided such continuance is approved at least annually by (i) the holders of a majority of the outstanding voting securities of the Funds or by the Trust’s Board of Trustees, and (ii) a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund without penalty by either party on 60 days’ written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank, which is a wholly-owned subsidiary of HSBC USA Inc., a registered bank holding company. No securities or instruments issued by HSBC USA Inc. or HSBC Bank USA, N.A. will be purchased for a Fund.

The Advisory Contract for the Funds provides that the Adviser will manage the portfolio of each Fund and will furnish to each of the Funds investment guidance and policy direction in connection therewith. The Adviser has agreed to provide the Trust with, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust’s Board of Trustees periodic reports on the investment performance of each Fund.

The Adviser and the Trust have also entered into an Operational Support Services Agreement, under which the Adviser provides certain support services in connection with the operation of certain Classes of shares of the Funds. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund’s average daily net assets, with the exception of assets attributable to Class E and Class I Shares.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of operational support services fees paid by each Fund was:

Fund	2014^	2013^	2012^
Prime Money Market Fund	$1,873,385	$2,018,836	$2,061,642
U.S. Government Money Market Fund	$3,830,025	$3,199,623	$2,986,174
U.S. Treasury Money Market Fund	$1,375,564	$2,000,122	$1,685,732

^ Expense does not include deductions for waivers.

If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract or the Support Services Agreement, it is expected that the Board of Trustees would recommend to the Funds’ shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

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The investment advisory services of the Adviser to the Funds are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadvisers will be mailed to shareholders within 90 days of the change in subadvisers. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 90 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees subadvisers to ensure compliance with each fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Trust’s Board of Trustees. None of the Funds covered by this SAI currently uses a subadviser.

DISTRIBUTION PLANS-CLASS A, CLASS B, CLASS C, AND CLASS D SHARES ONLY

The Trust has adopted Distribution Plans (the “Distribution Plans”) with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), the Class C Shares (the “Class C Plan”), and the Class D Shares (the “Class D Plan”) of the Funds. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan or Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares or Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Independent Trustees of the Trust that have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Qualified Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. The Board approved the Distribution Plans to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products. In approving the Distribution Plans, the Board considered the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds (including greater liquidity, more investment flexibility and possible achievement of greater economies of scale.) In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class’ expense ratio. The Trustees concluded that there was a reasonable likelihood that each Distribution Plan will benefit the respective class and that class’ shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of distribution fees paid by each Fund was:

Fund	2014^	2013^	2012^
Prime Money Market Fund	$42	$251	$526
U.S. Government Money Market Fund	$365	$459	$630
U.S. Treasury Money Market Fund	$0	$5	$161

^ Expense does not include deductions for waivers.

THE DISTRIBUTOR

Foreside Distribution Services, L.P., a member of FINRA, whose address is Three Canal Plaza, Suite 100, Portland, ME 04101 serves as distributor to the Funds under a Distribution Agreement with the Trust. Under the terms of the

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Distribution Agreement, Foreside acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor is not affiliated with the Adviser, Citi, or any of their affiliates. The Distributor is compensated for its services through the Distribution Agreement. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through whom they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although costumers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective. The Adviser pays the Distributor a fee for certain distribution-related services.

Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside’s services as distributor of the Funds pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Funds are not otherwise authorized to make such payments. The payments made by the Adviser to the Distributor do not represent an additional expense to the Fund or its shareholders.

Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed by the Funds monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and which provide shareholders with personal services and account maintenance services (“service fees”), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor’s reimbursement from a Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to shareholder servicing agents (“Shareholder Servicing Agents”) pursuant to the Shareholder Services Plan, will not exceed, on an annual basis, 0.60%, 1.00%, 1.00%, 0.25% and 0.10%, of a Fund’s average daily net assets represented by Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class E Shares, respectively, outstanding during the period for which payment is being made. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred. The distribution fees collected from the Funds by Foreside are used to pay commissions for the sale of Fund shares.

The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

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ADMINISTRATOR AND SUB-ADMINISTRATOR

Pursuant to an Administration Agreement dated as of July 1, 2005, as amended on June 4, 2007 and January 1, 2009, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Agreement dated January 1, 2009 (the “Master Services Agreement”), the Administrator has retained Citi, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Pursuant to the Master Services Agreement, Citi provides the Funds with various services, which include sub-administration of the Trust and the Funds. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Board of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates. Citi may waive a portion of its fee.

The Administration Agreement was renewed for the one (1) year period ending December 31, 2015, and may be terminated upon not more than 60 days’ written notice by either party. The Administration Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the respective agreements.

The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$10 billion	0.0550%
$10 billion - $20 billion	0.0350%
$20 billion - $50 billion	0.0275%
In excess of $50 billion	0.0250%

The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Family of Funds. The total administration fee to be paid to the Administrator and Citi is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

For the fiscal years ended October 31, 2014, 2013 and 2012, the aggregate amount of administration fees paid by each Fund was:

Fund	2014^	2013^	2012^
Prime Money Market Fund	$2,402,485	$2,550,431	$2,898,698
U.S. Government Money Market Fund	$2,425,280	$2,357,914	$2,430,768
U.S. Treasury Money Market Fund	$973,036	$1,275,627	$1,135,188

^ Expense does not include deductions for waivers.
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TRANSFER AGENT

Under the Master Services Agreement with Citi, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, acts as the custodian of each Fund’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal years ended October 31, 2014 and October 31, 2013, the aggregate amount of fund accounting fees paid by each Fund was:

Fund	2014^	2013^
Prime Money Market Fund	$75,504	$77,399
U.S. Government Money Market Fund	$66,687	$68,524
U.S. Treasury Money Market Fund	$56,110	$66,255

^ Expense does not include deductions for waivers.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a Shareholder Services Plan with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class E Shares which provides that the Trust may obtain the services of certain financial institutions and securities brokers, as Shareholder Servicing Agents that shall, as agents for their customers who purchase the Fund’s Class A Shares, Class B Shares, Class C Shares, Class D and Class E Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares or Class E Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class E Shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption

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transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds’ shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class E Shares, each Shareholder Servicing Agent receives a fee from the Funds for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

For the fiscal year ended October 31, 2014, 2013 and 2012, the Funds paid the following shareholder servicing expenses:

Fund	2014(1)	2013(1)	2012(1)
Prime Money Market Fund	$3,314,619	$3,556,885	$3,653,677
U.S. Government Money Market Fund	$2,554,618	$1,612,291	$1,626,815
U.S. Treasury Money Market Fund	$940,360	$1,642,247	$1,414,978

(1) Expense does not include deductions for waivers.

FEDERAL BANKING LAW

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC Bank’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC Bank and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectuses, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC Bank and the Adviser to perform these services, the Board of Trustees would review the Trust’s relationship with HSBC Bank and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

EXPENSES

Except for the expenses paid by the Adviser and the Distributor, the Funds bear all costs of their operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class E Shares must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust

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expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the NAV of the Funds.

PROXY VOTING

The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and the Adviser are attached as Appendices C and D.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2014 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) of each of the Funds is determined every hour starting at 10:00 a.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The final NAV is determined at 5:00 p.m. Eastern Time for the Prime Money Market Fund, at 4:00 p.m. Eastern Time for the Government Money Market Fund, at 3:00 p.m. Eastern Time for the U.S. Treasury Obligations Money Market Fund and at 2:00 p.m. Eastern Time for the U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. An order for shares of any Fund received in good order on a Money Market Business Day prior to the last determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of a Fund received in good order on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

In the event the Board deems it necessary to establish NAVs for one or more Funds by utilizing available market quotations instead of the amortized cost method, the Board may discontinue the hourly calculation of NAVs for one or more Funds, in favor of a once-daily NAV calculation. In such circumstances, the NAV for the Funds would be determined daily at 5:00 p.m. Eastern Time for the Prime Money Market Fund, at 4:00 p.m. Eastern Time for the Government Money Market Fund, at 3:00 p.m. Eastern Time for the U.S. Treasury Obligations Money Market Fund, and at 2:00 p.m. Eastern Time for the U.S. Treasury Money Market Fund, until such time as the Board determines to reinstate the hourly NAV calculations. It is anticipated that the NAV of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

The Trust uses the amortized cost method to determine the value of each Fund’s portfolio securities pursuant to Rule 2a-7 under the 1940 Act, with the exception of certain events where fair value pricing guidance is given and may be more appropriate. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less (as calculated in accordance with Rule 2a-7) and only purchase securities having remaining maturities of (or deemed maturities of) 397 days or less, which are determined by the Trust’s Board of Trustees to be of high quality with minimal credit risks. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation

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is examined by the Board of Trustees. If such deviation exceeds $0.025, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include suspending redemptions in order to liquidate a Fund in an orderly manner, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations.

Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of each Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

An investor may purchase shares through the Funds directly or by authorizing his Shareholder Servicing Agent to purchase such shares on his behalf through the Distributor. Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment. Any other order to purchase Class B Shares will be rejected. Class B shareholders may continue to hold Class B Shares until such shares automatically convert under the existing conversion schedule, or until the shareholder redeems such Class B Shares, subject to any applicable contingent deferred sales charge (“CDSC”).

Class A Shares and Class Y Shares of the Funds are continuously offered for sale by the Distributor at NAV (normally $1.00 per share) with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”) or a financial institution, including a federal or state-chartered bank, trust company or savings and loan association, that has entered into a Shareholder Servicing Agreement with the Trust or the Distributor (together with Securities Brokers, “Servicing Agents”). Class Y Shares are subject to certain minimum investment requirements, as are Class E and Class I Shares. Class E shares are offered primarily for investments through portal providers, intermediaries (anyone facilitating the purchase of the Funds by their clients), and institutional direct clients, if they meet the minimum investment. Class I Shares are offered primarily for direct investment by institutional investors. In addition, investment companies advised by the Adviser are eligible to invest in Class I Shares. Class D shares are similar to Class A shares, except that Class D shares are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses.

Class B Shares and Class C Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust’s other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Funds. Although Class B Shares and Class C Shares of the Funds are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares and Class C Shares” below. Class C Shares are also available to customers or HSBC sweep programs.

An order to purchase shares of the Funds that is received in good order prior to the close of business on a Money Market Business Day is effected on that day at the next determined NAV per share. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

While there is no sales load on purchases of shares, the Distributor may receive fees from the Funds. See “Management of the Trust” and “The Distributor” above. Other funds which have investment objectives similar to those of the Funds but which do not pay some or all of such fees from their assets may offer a higher yield.

All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of Shares.

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EXCHANGE PRIVILEGE

By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Funds may exchange some or all of his Shares for shares of a corresponding class of the HSBC Funds. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of an HSBC Fund may exchange some or all of his Shares at NAV without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the other HSBC Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential. For purposes of the discussions below, references to the HSBC Funds include the World Selection Funds.

An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor may receive Class D Shares of a Money Market Fund in exchange for such Class A shares. Class D Shares may be exchanged for Class D Shares of other Money Market Funds. Class B Shares and Class C Shares may be exchanged for shares of the same class of one or more of the Money Market Funds or other HSBC Funds at NAV, and Class E Shares, Class I Shares and Class Y Shares may be exchanged for a corresponding class of the Money Market Funds or exchanged for Class I shares of the non-money market HSBC Funds at NAV without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. In each case, the exchange is conditioned upon being made in states where it is legally authorized. Holders of the Funds’ Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Class A Shares for Class A Shares of one or more HSBC Funds may be made upon payment of the applicable sales charge, unless previously paid or otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Funds who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Funds. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Funds, which may produce a gain or loss for tax purposes.

The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Fund into which the exchange will be made, and consider the differences in investment objectives and policies before making any exchange.

An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Trust.

IN-KIND PURCHASES

The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

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AUTOMATIC INVESTMENT PLAN

The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the NAV per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed under “Shareholder Inquiries.”

For further information on how to purchase Shares, an investor should contact the Funds directly at HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183.

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and “sweep” checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Class B Shares of the Funds will be subject to a declining CDSC if Class B Shares of any of the HSBC Funds are exchanged for Class B Shares are redeemed within 4 years. In such cases, the CDSC will be:

Years since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

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The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the “Code”)) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE -- CLASS B SHARES AND CLASS C SHARES

Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after five years from the beginning of the calendar month in which the Class C Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder’s investment return compared to the Class B Shares or Class C Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares or Class C Shares of one fund which he or she exchanged for Class B Shares or Class C Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares or Class C Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares or Class C Shares converted.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES

Class C Shares of the Funds are available only by exchanging the Class C Shares of other HSBC Funds. If an investor exchanges Class C Shares of other HSBC Funds for Class C Shares of the Funds and wishes to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the Shares in his account at any time at the NAV per share (normally $1.00 per share for the Funds) next calculated after a redemption request is received in good order by the Transfer Agent, with respect to Shares purchased directly through the Funds, or by his Securities Broker or his Shareholder Servicing Agent, if the Securities Broker or Shareholder Servicing Agent is authorized to receive orders for Fund shares on behalf of the Funds. Class A Shares, Class D Shares, Class E Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a CDSC. See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares” and “Level Load Alternative -- Class C Shares” above. See “Determination of Net Asset Value” above.

Except as otherwise set forth in the Prospectuses, the proceeds of a redemption are normally paid from the Funds in U.S. dollars within a week following the date on which the redemption is effected. The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable, (iii) in certain circumstances when there has been a determination to liquidate a Fund, or (iv) for such other periods as the SEC may permit. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless Shares have been purchased directly from the Funds, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his

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Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Independent Trustees, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures; (b) did not favor the affiliated shareholder to the detriment of any other shareholder; and (c) were in the best interests of the distributing Fund.

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in-kind. However, the Funds have made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The Funds reserve the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the applicable Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in the Systematic Withdrawal Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE FUNDS

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP,” “SEMP,” or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Funds by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

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CHECK REDEMPTION SERVICE

Shareholders may redeem Class A Shares or Class D Shares of the Funds by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Funds from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

RETIREMENT PLANS

Class D Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Shareholder Servicing Agent. In any event, such a plan is available from the Distributor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons who are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

The Funds may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

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DIVIDENDS AND DISTRIBUTIONS

The Trust declares all of each Fund’s net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to each Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Funds, except as required for federal income tax purposes.

Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Funds at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

Each Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Funds (purchased at their NAV without a sales charge).

For this purpose, the net income of the Funds (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Funds, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Funds. Obligations held in a Fund’s portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for a Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

Since the net income of the Funds is declared as a dividend each time the net income of the Funds is determined, the NAV per share of the Funds is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Funds, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

It is expected that the Funds will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Funds determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in a Fund’s portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. Thus, the NAV per share is expected to be maintained at a constant $1.00.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 18 series of shares (including funds that have not commenced operations), each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, shares of the Prime Money Market

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Fund, U.S. Government Money Market Fund, U.S. Treasury Money Market Fund and U.S. Treasury Obligations Money Market Fund are divided into seven separate classes.

Each share of each class of the Funds represents an equal proportionate interest in a Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

Certain Shareholder Servicing Agents have agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Funds and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

Shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Funds, shareholders of the Funds would be entitled to share pro rata in the net assets of the Funds available for distribution to shareholders.

The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Servicing Agent may vote any shares as to which such Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Servicing Agent is the agent of record. Any shares so voted by a Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

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As of February 3, 2015, the following persons owned of record 5% or more of a Fund or class of shares:

Fund/Class	No. of Shares	Percent of the Class Total Assets Held by the Shareholder

HSBC PRIME MONEY MKT- CLASS A

BAYTERRA & CO	25,075,495.530	96.11%
C/O STATE STREET BANK
1200 CROWN COLONY DR
QUINCY, MA 02169

HSBC US GOVT MONEY MKT-CLASS A

ASCENSUS TRUST COMPANY FBO	108,111.741	67.35%
BOYETT CONSTRUCTION 401K PLAN 21
PO BOX 10758
FARGO, ND 58106

MATRIX TRUST COMPANY CUST FOB	47,475.760	29.57%
KADES-MARGOLIS IRA MBD
717 17TH STREET
SUITE 1300
DENVER, CO 80202

HSBC US GOVT MONEY MKT- CLASS B

PERSHING LLC	48,743.090	100.00%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

HSBC PRIME MONEY MKT- CLASS D

PERSHING LLC	586,970,418.820	45.57%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

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HSBC BANK USA	348,472,507.750	27.65%
452 5TH AVE 2ND FLOOR
ATTN: DAVID MARRERO
NEW YORK, NY 10018

BAYTERRA & CO	255,618,210.510	20.28%
C/O STATE STREET BANK
1200 CROWN COLONY DR
QUINCY, MA 02169

FTCI AS AGENT NON-REV	68,320,000.000	5.42%
600 FIFTH AVE
C/O FRANK LOMASSO 2ND FLOOR
NEW YORK, NY 10020

HSBC US GOVT MONEY MKT-CLASS D

BAYTERRA & CO	301,034,908.850	37.13%
C/O STATE STREET BANK
1200 CROWN COLONY DR
QUINCY, MA 02169

FTCI AS AGENT NON-REV	285,778,000.000	35.25%
600 FIFTH AVE
C/O FRANK LOMASSO 2ND FLOOR
NEW YORK, NY 10020

HSBC BANK USA	189,440,313.220	23.37%
452 5TH AVE 2ND FLOOR
ATTN: DAVID MARRERO
NEW YORK, NY 10018

HSBC US TREASURY MONEY MKT-CLASS D

BAYTERRA & CO	138,009,531.040	47.69%
C/O STATE STREET BANK
1200 CROWN COLONY DR
QUINCY, MA 02169

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PERSHING LLC	76,855,024.820	26.56%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY, NJ 07399

HSBC BANK USA	74,490,033.260	25.74%
452 5TH AVE 2ND FLOOR
ATTN: DAVID MARRERO
NEW YORK, NY 10018

HSBC PRIME MONEY MKT- CLASS I

HSBC GLOBAL CUSTODAY NOMINEES UK LTD	674,374,099.410	20.24%
8 CANADA SQUARE LEVEL 28
LONDON, UNITED KINGDOM EC145HQ

CHICAGO MERCANTILE EXCHANGE INC	356,940,568.220	10.71%
MEMBER FIRM PROPRIETARY ACCOUNT
30 S WACKER DR
8 NORTH TREASURY
CHICAGO, IL 60606

HARE & CO 2	253,235,374.040	7.60%
111 SANDERS CREEK PARKWAY
EAST SYRACUSE, NY 13057

BROWN BROTHERS HARRIMAN & CO	250,000,000.000	7.50%
525 WASHINGTON BLVD
ATTN MUTUAL FUND SERVICES

BEAR STEARNS SEC CORP	235,054,494.620	7.06%
ISAAC HABER
1 METRO TECH FLOOR CTR NORTH 4TH
C/O JENNIFER A WITTNER
BROOKLYN, NY 11201

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DELTA AIRLINES INC	226,770,535.560	6.81%
1030 DELTA BLVD TREASURY DEPT 856
ATLANTA, GA 30354

MOTOROLA SOLUTIONS INC	225,000,000.000	6.75%
1302 E ALGONQUIN RD
SCHAUMBURG, IL 60196

DEERE & COMPANY	200,000,000.000	6.00%
C/O TREASURY CP
ONE JOHN DEERE PLACE
MOLINE, IL 61265

HSBC US GOVT MONEY MKT- CLASS I

CHENIERE MARKETING INTERNATIONAL LLP	529,908,814.360	26.66%
BERKELEY SQUARE W1J6BY
5TH FLOOR BERKELEY SQUARE
LONDON, UNITED KINGDOM

NWI EMERGING MARKET FIXED	350,000,000.000	17.61%
INCOME MASTER FUND LTD
CIBC FINANCIAL CENTRE
GRAND CAYMAN
11 DR ROY’S DRIVE
CAYMAN ISLANDS KYI-1107

CHICAGO MERCANTILE EXCHANGE INC	200,528,084.970	10.09%
MEMBER FIRM PROPRIETARY ACCOUNT
30 S WACKER DR
8 NORTH TREASURY
CHICAGO, IL 60606

HARE & CO 2	142,148,190.450	7.15%
111 SANDERS CREEK PARKWAY
EAST SYRACUSE, NY 13057

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CAREFUSION 303 INC	125,027,927.460	6.29%
6750 TORREY VIEW CT
SAN DIEGO, CA 92130

WESTERN DIGITAL TECHNOLOGIES INC	120,031,332.470	6.04%
TREASURY DEPT
3355 MICHELSON DR STE #100
IRVINE, CA 92612

ADP PAYROLL SERVICES INC	100,000,000.000	5.03%
800 DELAWARE AVE SUITE 601
WILMINGTON, DE 19801

HSBC US TREASURY MONEY MKT-CLASS I

HSBC GLOBAL CUSTODAY NOMINEES UK LTD	314,171,892.090	48.45%
8 CANADA SQUARE LEVEL 28
LONDON, UNITED KINGDOM EC145HQ

BAYTERRA & CO	157,080,037.410	24.22%
C/O STATE STREET BANK
1200 CROWN COLONY DR
QUINCY, MA 02169
JC PENNEY CORPORATION INC	100,000,000.000	15.42%
6501 LEGACY DR
PLANO, TX 75024

HSBC PRIME MONEY MKT- CLASS Y

HSBC BANK USA	520,156,786.400	95.91%
452 5TH AVE 2ND FLOOR
ATTN: DAVID MARRERO
NEW YORK, NY 10018

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HSBC US GOVT MONEY MKT- CLASS Y

HSBC BANK USA	4,402,519,091.120	97.46%
452 5TH AVE 2ND FLOOR
ATTN: DAVID MARRERO
NEW YORK, NY 10018

HSBC US TREASURY MONEY MKT- CLASS Y

HSBC BANK USA	884,411,139.320	96.21%
452 5TH AVE 2ND FLOOR
ATTN: DAVID MARRERO
NEW YORK, NY 10018

TAXATION

FEDERAL INCOME TAX

The following is a summary of certain U.S. federal income tax issues concerning the Funds and their shareholders. The Funds may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

The Funds each intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (i.e., the 90% distribution requirement). The Funds intend to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must generally distribute for each

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calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) at least 98.2% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

A distribution will be treated as paid during the calendar year if it is declared by a Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS IN GENERAL

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations or for treatment as “qualified dividend income” for individuals.

If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

The excess of long-term capital gains over net short-term capital losses realized, if any, distributed and properly reported by the Funds, whether received in cash or reinvested in Funds, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Long-term capital gain distributions, if any, made to individuals are generally subject to a maximum federal income tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of any net short-term capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the amount of the cash the shareholder could have received. Shareholders will be notified annually as to the federal tax status of distributions.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

SALE, EXCHANGE OR REDEMPTION OF SHARES

Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of each Fund’s policy to attempt to maintain a $1.00 per share NAV. Any such gain or loss would be treated as a capital gain or loss if the shares are capital assets in the shareholder’s hands. For individuals, long-term capital gain is generally subject to a maximum tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which any long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

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ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than the stated redemption price at maturity of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in respect of each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund, at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund receives no actual cash income from such a discount, original issue discount that accrues on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount generally represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Funds except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (“backup withholding”) in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder’s federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

OTHER TAXATION

Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to qualified dividend income (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary

56

income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2015, (unless the relevant exemption is extended further by Congress). However, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S. estate tax and foreign taxes.

Effective July 1, 2014, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to February 28, 2012, the name of the Trust was “HSBC Investor Funds.” Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was “Republic Funds.”

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Funds’ shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of the liquidation of the Funds, each shareholder is entitled to receive his pro rata share of the net assets of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2015. PwC will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

On December 16, 2014, the Board of Trustees of the Trusts, upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain KPMG LLP (“KPMG”) and approved a change of the Funds’ independent registered public accounting firm to PricewaterhouseCoopers LLP (“PwC”) for the fiscal year ending October 31, 2015. For the fiscal years ended October 31, 2014 and October 31, 2013, KPMG’s audit reports concerning the Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal years ended October 31, 2014 and October 31, 2013, and through December 23, 2014 (the date of KPMG’s audit opinion on the October 31, 2014 financial statements), there were no disagreements between the Funds and KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the disagreements in

57

its report on the financial statements for such periods. In addition, there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the Funds fiscal years ended October 31, 2014 and October 31, 2013, and the interim period ended December 23, 2014, neither the Registrant nor anyone on its behalf consulted PwC concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrants financial statements or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

COUNSEL

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust. Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W. Suite 500, Washington, DC 20036, acts as counsel to the Independent Trustees of the Trusts.

CODE OF ETHICS

The Trust, the Adviser and Citi each has adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser and Citi from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Funds; certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Funds’ current audited financial statements dated October 31, 2014 are incorporated herein by reference from the Annual Report of the Funds dated October 31, 2014 as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI. As of the date of this SAI, the U.S. Treasury Obligations Fund has not commenced operations and thus does not have audited financial statements

SHAREHOLDER INQUIRIES

All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

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APPENDIX A

DESCRIPTION OF MUNICIPAL OBLIGATIONS

Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

(1) Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

(2) Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

(3) Tax and Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

(4) Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of

A-1

credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

Municipal Obligations may be more susceptible to downgrade, default, and bankruptcy as a result of recent periods of economic stress. Factors contributing to the economic stress on municipalities may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which the municipalities may be relying for funding. In addition, as certain Municipal Obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase due to stresses on the banking, insurance or other parts of the financial sector as a result of the economic environment, or due to downgrades or risks of downgrades to the credit ratings of the institutions issuing the guarantee. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of Municipal Obligations and thus the value of a Fund’s investment. Further, an insolvent municipality may file for bankruptcy, which may significantly affect the value of the Municipal Obligations issued by the municipality and therefore the value of a Fund’s investment. Municipal Obligations are also subject to the risk that the perceived increase in the likelihood of default or downgrade among municipal issuers as a result of recent market conditions could result in increased illiquidity, volatility and credit risk. In addition, certain municipal issuers may either be unable to issue bonds or to access the market to sell securities or, if able to access the market, may be forced to issue securities at much higher rates. These events could result in decreased investment opportunities for a Fund and lower investment performance.

A-2

APPENDIX B

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•          Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•          Nature of and provisions of the obligation;

•          Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA     An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA        An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A           An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB      An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB         An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B           An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC      An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In

B-1

the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC        An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C           A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D           An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-)	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR         This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•            Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•            Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1      Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2      Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

Short-Term Issue Credit Ratings

A-1       A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

B-2

A-2       A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3       A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Variable Rate Demand Obligations:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE (“Moody’s”)

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa       Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa         Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A           Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa       Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba         Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B           Obligations rated B are considered speculative and are subject to high credit risk.

Caa       Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C           Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note      Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short Term Obligation Ratings

B-3

MIG 1           This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2           This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3           This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG                 This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG          This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

B-4

NP         Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Note:    Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA    Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA       Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A           High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB      Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB         Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B           Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC      Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC         Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C           Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes:   The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

B-5

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1        Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2        Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3        Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B           Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C           High short-term default risk. Default is a real possibility.

RD        Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D           Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

B-6

APPENDIX C

HSBC FUNDS PROXY VOTING POLICY

The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Global Asset Management (USA) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Subadviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Subadvisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

There may be circumstances, notably in non-U.S. jurisdictions, where HSBC or the Sub-Adviser refrains from voting proxies when the cost of voting the proxies exceeds the benefits expected to the Funds or when voting is subject to restrictions and limitations that impede or make impractical the exercise of shareholder rights (such as when voting would restrict the Funds’ rights to trade the securities, non-public information about Fund holdings is requested to vote proxies, or local laws restrict voting by non-local shareholders).

The Board will provide the Trust’s consent to vote in matters where HSBC or a Subadviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

C-1

APPENDIX D

HSBC Global Asset Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

Section 1: Proxy Voting Policy

HSBC Global Asset Management (USA) Inc. (“AMUS”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with AMUS’s fiduciary duties and Section 206(4)-6 under the Investment Adviser’s Act of 1940, as amended (the “Advisers Act”). AMUS’ authority to vote the proxies of clients is established in the investment advisory contracts or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities for ERISA account set out in Department of Labor Interpretative Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008) also set out guidelines.

It is recognized that AMUS currently as of June 2014, manages fixed income portfolios; as such, fixed income securities are affected to a much lesser extent with regard to proxies than equity securities because fixed income securities generally have limited or no voting rights.

This policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interest of HSBC Global Asset Management (USA) Inc.’s (AMUS’s) clients including our proprietary mutual fund complex and in compliance with Rule 206(4)-6 of the Advisers Act, other applicable SEC rules and AMUS’s fiduciary responsibilities. AMUS retains ISS Proxy Voting Services to act as an independent voting agent on behalf of the AMUS clients, where applicable. ISS Proxy Voting Services provides objective proxy analysis and voting recommendations, and manages the operational end of the process, to ensure compliance with applicable laws and regulations.

AMUS has adopted ISS Proxy Voting Services’ Guidelines.

Circumstances may arise, where subject to contractual obligations established by a client, AMUS, through ISS Proxy Voting Services may take a limited role in voting proxies:

• AMUS reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

• AMUS may abstain from voting if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant;

• AMUS may abstain from voting shares of securities with unjustifiable costs (e.g. certain non-US securities)

Section 2: Standards

ISS Proxy Voting Services votes proxies based on their guidelines, however, certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

Mutual Funds

Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940. Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund and voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

ERISA Accounts

Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

D-1

AMUS will provide clients with a copy of the policies and procedures upon request, In addition, clients may request at any time a copy of the firm’s voting records for their respective account(s) by making a formal request to AMUS. AMUS will make the information available within a reasonable time and in a manner appropriate to the nature of the advisory business.

ISS Proxy Voting Policies can be found: http://vds.issproxy.com/SearchPage.php?CustomerID=106

Section 3: Procedures

If a client wishes to direct how proxies are voted in their account, AMUS can work with ISS Proxy Voting Services to create a custom proxy policy to be implemented by ISS. However, AMUS reserves the right to maintain its standard position on all other client accounts. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue – 7th Floor, New York, NY 10018, ATTN: Chief Compliance Officer.

Registered owners of record (e.g. the trustee or custodian bank) that receive proxy materials from the issuer or its information agent, or an ERISA plan, are instructed to forward it to ISS Proxy Voting Services, the voting delegate. Each proxy is then reviewed by ISS Proxy Voting Services and they will vote the proxy in accordance with the Proxy Voting Guidelines by returning the voted proxy to the issuer or its information agent.

AMUS attempts to minimize the risk of conflicts by adopting the policies of an independent third party. ISS Proxy Voting Services takes precautions to ensure its research is objective at all times and under all circumstances.

ISS Proxy Voting Services maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act. Such records include: (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written request for proxy voting records.

Proxy voting books and records will be maintained by ISS Proxy Voting Services in an easily accessible place for a minimum period of seven years from the end of the fiscal year in which entry was last made.

Section 4: Books and Records

All books and records are subject to the Investment Advisors Act of 1940: Rule 204-2 and Investment Company Act: Rules 31a-1 and 31a-2 books and records. See the Books and Records Section of the Compliance Manual for detailed requirements.

Section 5: Applicable Regulations

Section 206(4)-6 under the Investment Adviser’s Act of 1940, as amended (the “Advisers Act”).

Department of Labor Interpretative Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008) also set out Guidelines

Department of Labor Advisory Opinion 2007-07A (Dec. 21, 2007)

Investment Company Act

Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies, SEC Release No. IC-25922 (Jan. 31, 2003)(Investment Company Proxy Voting Release)

D-2

PART C

Other Information

ITEM 28.	EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, dated July 1, 1987, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series, dated April 29, 1996, for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

(a)(3) Establishment and designation of series, dated August 3, 1998, for HSBC Investor Prime Money Market Fund. (3)

(a)(4) Establishment and designation of series, dated May 8, 2000, for HSBC Investor Mid-Cap Fund. (3)

(a)(5) Establishment and designation of series, dated October 2000, for HSBC Investor Intermediate Fixed Income Duration Fund, and HSBC Investor California Tax-Free Money Market Fund. (4)

(a)(6) Establishment and designation of series, dated October 2000, for HSBC Investor U.S. Treasury Money Market Fund. (4)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor U.S. Treasury Obligations Money Market Fund. (6)

(a)(8) Establishment and designation of series, dated December 15, 2003, for HSBC Investor Tax-Free Money Market Fund. (7)

(a)(9) Establishment and designation of series for Aggressive Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Conservative Strategy Fund. (8)

(a)(10) Establishment and designation of series, dated June 14, 2005, for HSBC Investor High Yield Fixed Income Fund. (10)

(a)(11) Amendment to Amended and Restated Declaration of Trust, dated September 26, 2005, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (13)

(a)(12) Amendment to the Amended and Restated Declaration of Trust, dated December 12, 2005, establishing HSBC Investor Short Duration Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (11)

(a)(13) Establishment and designation of series for HSBC Emerging Markets Debt Fund. (14)

(a)(14) Establishment and designation of series, dated March 29, 2007, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (16)

(a)(15) Establishment and designation of series, dated April 1, 2008, for HSBC Investor Climate Change Fund. (20)

(a)(16) Amendment to the Amended and Restated Declaration of Trust, dated June 17, 2008, redesignating the HSBC Investor Money Market Fund as the HSBC Investor Prime Money Market Fund. (21)

(a)(17) Amendment to the Amended and Restated Declaration of Trust, dated May 10, 2010, redesignating the HSBC Investor LifeLine Funds as the HSBC Investor World Selection Funds, and the HSBC Investor Cash Management Fund as the HSBC Investor U.S. Treasury Obligations Money Market Fund. (26)

(a)(18) Establishment and designation of series, dated May 10, 2010, for HSBC Emerging Markets Local Debt Fund. (26)

(a)(19) Amendment to the Amended and Restated Declaration of Trust, dated September 13, 2010, removing the HSBC Investor Mid-Cap Fund. (26)

(a)(20) Amendment to the Amended and Restated Declaration of Trust, dated June 14, 2011, removing the HSBC Investor Climate Change Fund, redesignating the HSBC Investor Global Emerging Markets Local Debt Fund as the HSBC Emerging Markets Local Debt Fund, and the HSBC Investor Global Emerging Markets Fixed Income Fund as the HSBC Emerging Markets Debt Fund, and establishing and designating the series for the Risk Managed Fund, the HSBC Emerging Markets Equity Fund, and the HSBC Frontier Markets Fund. (29)

(a)(21) Amendment to the Amended and Restated Declaration of Trust, dated December 16, 2011, redesignating the HSBC Investor New York Tax-Free Money Market Fund as the HSBC New York Tax-Free Money Market Fund, the HSBC Investor Prime Money Market Fund as the HSBC Prime Money Market Fund, the HSBC Investor Tax-Free Money Market Fund as the HSBC Tax-Free Money Market Fund, the HSBC Investor U.S. Government Money Market Fund as the HSBC U.S. Government Money Market Fund, the HSBC Investor U.S. Treasury Money Market Fund as the HSBC U.S. Treasury Money Market Fund, the HSBC Investor Growth Fund as the HSBC Growth Fund, the HSBC Investor Opportunity Fund as the HSBC Opportunity Fund, the HSBC Investor BRIC Equity Fund as the HSBC BRIC Equity Fund, the HSBC Investor China Equity Fund as the HSBC China Equity Fund, the HSBC Investor India Equity Fund as the HSBC India Equity Fund, the HSBC Investor U.S. Treasury Obligations Money Market Fund as the HSBC U.S. Treasury Obligations Money Market Fund, and the HSBC Investor Short Duration Fixed Income Fund as the HSBC Short Duration Fixed Income Fund; and establishing and designating the series for the HSBC RMB Currency Fund, HSBC Total Return Fund, Income Strategy Fund, and HSBC RMB Fixed Income Fund. (35)

(a)(22) Amendment to the Amended and Restated Declaration of Trust, dated April 3, 2012, removing the HSBC Investor Value Fund, the HSBC Investor International Equity Fund, and the HSBC Investor Overseas Equity Fund. (34)

(a)(23) Amendment to the Amended and Restated Declaration of Trust dated June 6, 2014 establishing and designating the series for the HSBC Asia ex-Japan Smaller Companies Equity Fund. (40)

(a)(24) Amendment to the Amended and Restated Declaration of Trust dated December 16, 2014 establishing and designating the series for the HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund. (42)

(a)(25) Form of Amendment to the Amended and Restated Declaration of Trust dated February [   ], 2015 establishing and designating the series for the HSBC Economic Scale Index Emerging Markets Equity Fund and HSBC Global Equity Volatility Focused Fund. (42)

(b) Amended and Restated By-Laws. (37)

(c) Specimen certificate of shares of beneficial interest of HSBC Funds. (1)

(d)(1)(i) Amended and Restated Master Investment Advisory Contract dated December 2001, between HSBC Portfolios and HSBC Global Asset Management (USA) Inc. (12)

(d)(1)(ii) Investment Advisory Contract Supplement regarding HSBC Short Duration Portfolio. (11)

(d)(1)(iii) Investment Advisory Contract Supplement regarding HSBC Opportunity Portfolio. (12)

(d)(1)(iv) Investment Advisory Contract Supplement dated December 13, 2004, regarding HSBC Growth Portfolio. (23)

(d)(2)(i) Amended and Restated Master Investment Advisory Contract, dated March 1, 2001, between HSBC Funds and HSBC Global Asset Management (USA) Inc. (5)

(d)(2)(ii) Investment Advisory Contract Supplements dated December 13, 2004, regarding HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund and HSBC New York Tax Free Money Market Fund. (23)

(d)(2)(iii) Investment Advisory Contract Supplement dated December 13, 2004, regarding HSBC U.S. Treasury Obligations Money Market Fund. (23)

(d)(2)(iv) Investment Advisory Contract Supplement dated December 13, 2004, regarding HSBC Tax-Free Money Market Fund. (23)

(d)(2)(v) Investment Advisory Contract Supplement dated June 12, 2007, regarding HSBC BRIC Equity Fund, HSBC China Equity Fund and HSBC India Equity Fund. (17)

(d)(2)(vi) Investment Advisory Contract Supplement dated December 14, 2009, regarding HSBC Emerging Markets Debt Fund. (25)

(d)(2)(vii) Investment Advisory Contract Supplement dated December 14, 2009, regarding HSBC Emerging Markets Local Debt Fund. (25)

(d)(2)(viii) Investment Advisory Contract Supplement dated February 28, 2011, regarding Risk Managed Fund. (35)

(d)(2)(ix) Investment Advisory Contract Supplement dated June 13, 2011, regarding HSBC Emerging Markets Equity Fund. (35)

(d)(2)(x) Investment Advisory Contract Supplement dated June 13, 2011, regarding HSBC Frontier Markets Fund. (35)

(d)(2)(xi) Investment Advisory Contract Supplements dated September 30, 2011, regarding Aggressive Strategy Fund and Conservative Strategy Fund. (35)

(d)(2)(xii) Investment Advisory Contract Supplements dated October 14, 2011, regarding Moderate Strategy Fund and Balanced Strategy Fund. (35)

(d)(2)(xiii) Investment Advisory Contract Supplement dated November 29, 2011 regarding HSBC RMB Currency Fund. (35)

(d)(2)(xiv) Investment Advisory Contract Supplement dated November 29, 2011, regarding HSBC Total Return Fund. (33)

(d)(2)(xv) Investment Advisory Contract Supplement dated December 16, 2011, regarding Income Strategy Fund. (35)

(d)(2)(xvi) Investment Advisory Contract Supplement dated December 16, 2011 regarding HSBC RMB Fixed Income Fund. (35)

(d)(2)(xvii) Investment Advisory Contract Supplement dated July 23, 2014 regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (40)

(d)(2)(xviii) Investment Advisory Contract Supplement dated [   ], 2015 regarding HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund. (41)

(d)(2)(xix) Investment Advisory Contract Supplement dated [   ], 2015 regarding HSBC Economic Scale Index Emerging Markets Equity Fund and HSBC Global Equity Volatility Focused Fund. (41)

(d)(3) Subadvisory Agreement, dated June 30, 2008, between Westfield Capital Management L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Opportunity Portfolio. (22)

(d)(4) Subadvisory Agreement, dated December 26, 2008, between Winslow Capital Management, LLC (formerly Winslow Capital Management, Inc.) and HSBC Global Asset Management (USA) Inc. regarding HSBC Growth Portfolio. (22)

(d)(5) Form of Sub-Advisory Agreement Between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited regarding HSBC China Equity Fund. (19)

(d)(6) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Singapore) Limited regarding HSBC India Equity Fund. (19)

(d)(7) Sub-Advisory Agreement, dated June 12, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France) regarding HSBC BRIC Equity Fund. (18)

(d)(8) Sub-Advisory Agreement, dated February 28, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding Risk Managed Fund. (34)

(d)(9) Sub-Advisory Agreement, dated July 8, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Frontier Markets Fund and HSBC Emerging Markets Equity Fund. (35)

(d)(10) Sub-Advisory Agreement, dated November 29, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC RMB Currency Fund. (34)

(d)(11) Sub-Advisory Agreement, dated May 3, 2012, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC RMB Fixed Income Fund. (40)

(d)(12) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (40)

(d)(13) Sub-Advisory Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding HSBC Global High Yield Bond Fund. (41)

(d)(14) Sub-Advisory Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding HSBC Global High Income Bond Fund. (41)

(d)(15) Sub-Advisory Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Global High Income Bond Fund. (41)

(d)(16) Sub-Advisory Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Economic Scale Index Emerging Markets Equity Fund. (41)

(d)(17) Sub-Advisory Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Global Equity Volatility Focused Fund. (41)

(e)(1) Form of Selling Agreement. (37)

(e)(2) Form of Dealer Agreement. (37)

(e)(3) Distribution Agreement, dated March 31, 2009, between HSBC Funds and Foreside Distribution Services, L.P. (24)

(f) Not applicable.

(g)(1)(i) Custodian Agreement, dated February 1, 2007, between HSBC Portfolios and The Northern Trust Company on behalf of the HSBC Funds. (15)

(g)(1)(ii) Amended Schedule B-1, dated February 28, 2012, to the Custodian Agreement between HSBC Portfolios and The Northern Trust Company on behalf of the HSBC Funds. (35)

(g)(2)(i) Custodian Agreement, dated November 1, 2006, between HSBC Funds and The Northern Trust Company on behalf of the various series of HSBC Funds. (15)

(g)(2)(ii) Amended Schedule B, dated February 28, 2012, to the Custodian Agreement between HSBC Funds and The Northern Trust Company on behalf of the various series of HSBC Funds. (35)

(h)(1) Service Agreement. (1)

(h)(2)(i) Amended and Restated Operational Support Services Agreement, dated December 16, 2008, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series, HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund, HSBC U.S. Treasury Obligations Money Market Fund and HSBC Tax-Free Money Market Fund. (21)

(h)(2)(ii) Support Services Agreement, dated December 14, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series, HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund. (25)

(h)(2)(iii) Support Services Agreement, dated June 14, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Emerging Markets Equity Fund. (29)

(h)(2)(iv) Support Services Agreement, dated September 20, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Frontier Markets Fund. (30)

(h)(2)(v) Support Services Agreement, dated December 16, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC RMB Fixed Income Fund. (35)

(h)(2)(vi) Support Services Agreement, dated November 29, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Total Return Fund. (33)

(h)(2)(vii) Support Services Agreement, dated July 23, 2014, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Asia ex-Japan Smaller Companies Equity Fund. (40)

(h)(2)(viii) Support Services Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global High Yield Bond Fund. (41)

(h)(2)(ix) Support Services Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global High Income Bond Fund. (41)

(h)(2)(x) Support Services Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Economic Scale Index Emerging Markets Equity Fund. (41)

(h)(2)(xi) Support Services Agreement, dated [   ], 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global Equity Volatility Focused Fund. (41)

(h)(3)(i) Second Amended and Restated Master Services Agreement, dated January 1, 2009, among Citi Fund Services Ohio, Inc., HSBC Funds, HSBC Portfolios and HSBC Advisor Funds Trust. (22)

(h)(3)(ii) Amendment to the Second Amended and Restated Master Services Agreement, dated January 1, 2009. (22)

(h)(3)(iii) Amendment to the Second Amended and Restated Master Services Agreement, dated September 14, 2009. (23)

(h)(3)(iv) Amendment to the Second Amended and Restated Master Services Agreement, dated December 1, 2010. (27)

(h)(4)(i) Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, among Citi Fund Services Ohio Inc., Citi Fund Services (Cayman) Limited, HSBC Funds, HSBC Portfolios and HSBC Advisor Funds Trust. (23)

(h)(4)(ii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009. (23)

(h)(4)(iii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated December 1, 2010. (27)

(h)(4)(iv) Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (27)

(h)(4)(v) Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (35)

(h)(5)(i) Expense Limitation Agreement, effective March 1, 2015, for the HSBC Funds. Filed herewith.

(h)(5)(ii) Expense Limitation Agreement, effective March 1, 2015, for the HSBC Funds and HSBC Advisor Funds Trust. Filed herewith.

(h)(5)(iii) Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Asia ex-Japan Smaller Companies Equity Fund. (40)

(h)(5)(iv) Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global High Yield Bond Fund. (41)

(h)(5)(v) Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global High Income Bond Fund. (41)

(h)(5)(vi) Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Economic Scale Index Emerging Markets Equity Fund. (41)

(h)(5)(vii) Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global Equity Volatility Focused Fund. (41)

(h)(6)(i) Administration Services Agreement, dated July 1, 2005, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (11)

(h)(6)(ii) Amendment to Administration Services Agreement, dated June 4, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (17)

(h)(7) Sub-Administration Services Agreement, dated January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (22)

(h)(8) Amended and Restated Compliance Services Agreement, dated January 1, 2009, among HSBC Portfolios, HSBC Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (22)

(h)(9) Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, among HSBC Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (22)

(i) Opinion and Consent of Counsel, dated [   ], 2015. (41).

(j)(1) Power of Attorney dated March 10, 2014. (39)

(j)(2) Consent of KPMG LLP. Filed herewith.

(j)(3) Consent of Pricewaterhouse Coopers. Filed herewith.

(k) Not applicable.

(l) Not applicable.

(m)(1) Amended and Restated Master Distribution Plan relating to Class A Shares, dated April 4, 2013. (38)

(m)(2) Amended and Restated Master Distribution Plan relating to Class B Shares, dated April 4, 2013. (38)

(m)(3) Amended and Restated Master Distribution Plan relating to Class C Shares, dated April 4, 2013. (38)

(m)(4) Amended and Restated Master Distribution Plan relating to Class D Shares, dated April 4, 2013. (38)

(n)(1) Amended and Restated Multiple Class Plan. (38)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (21)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc., HSBC Global Asset Management (Hong Kong) Limited, and HSBC Global Asset Management (Singapore) Limited. (filed herewith)

(p)(3) Amended Code of Ethics for Winslow Capital Management, LLC (formerly Winslow Capital Management, Inc.) (filed herewith)

(p)(4) Amended Code of Ethics for Citi Fund Services Ohio, Inc. (filed herewith)

(p)(5) Amended Code of Ethics for Westfield Capital Management Company, L.P. (filed herewith)

(p)(6) Code of Ethics for HSBC Global Asset Management (France). (20)

(p)(7) Code of Ethics for HSBC Global Asset Management (UK) Limited. (28)

*     *     *     *     *     *     *     *     *     *     *     *

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File No. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 24, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(6) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 84 to the Registration Statement as filed with the SEC on December 15, 2003.

(8) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(9) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(10) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(12) Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on January 30, 2002.

(13) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(14) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(15) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(16) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(17) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(18) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

(19) Incorporated herein by reference from post-effective amendment No. 110 to the Registration Statement as filed with the SEC on March 28, 2008.

(20) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

(21) Incorporated herein by reference from post-effective amendment No. 112 to the Registration Statement as filed with the SEC on December 29, 2008.

(22) Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.

(23) Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009.

(24) Incorporated herein by reference from post-effective amendment No. 118 to the Registration Statement as filed with the SEC on December 16, 2009.

(25) Incorporated herein by reference from post-effective amendment No. 123 to the Registration Statement as filed with the SEC on March 1, 2010.

(26) Incorporated herein by reference from post-effective amendment No. 125 to the Registration Statement as filed with the SEC on January 7, 2011.

(27) Incorporated herein by reference from post-effective amendment No. 126 to the Registration Statement as filed with the SEC on February 14, 2011.

(28) Incorporated herein by reference from post-effective amendment No. 132 to the Registration Statement as filed with the SEC on April 20, 2011.

(29) Incorporated herein by reference from post-effective amendment No. 134 to the Registration Statement as filed with the SEC on July 5, 2011.

(30) Incorporated herein by reference from post-effective amendment No. 141 to the Registration Statement as filed with the SEC on October 24, 2011.

(31) Incorporated herein by reference from post-effective amendment No. 144 to the Registration Statement as filed with the SEC on January 6, 2012.

(32) Incorporated herein by reference from post-effective amendment No. 147 to the Registration Statement as filed with the SEC on January 27, 2012.

(33) Incorporated herein by reference from post-effective amendment No. 150 to the Registration Statements a filed with the SEC on February 15, 2012.

(34) To be filed by amendment.

(35) Incorporated herein by reference from post-effective amendment No. 152 to the Registration Statement as filed with the SEC on February 28, 2012.

(36) Incorporated herein by reference from post-effective amendment No. 155 to the Registration Statement as filed with the SEC on April 11, 2012.

(37) Incorporated herein by reference from post-effective amendment No. 161 to the Registration Statement as filed with the SEC on February 28, 2013.

(38) Incorporated herein by reference from post-effective amendment No. 163 to the Registration Statement as filed with the SEC on February 28, 2014.

(39) Incorporated herein by reference from post-effective amendment No. 165 to the Registration Statement as filed with the SEC on March 25, 2014.

(40) Incorporated herein by reference from post-effective amendment No. 180 to the Registration Statement as filed with the SEC on October 10, 2014.

(41) To be filed by amendment.

(42) Incorporated herein by reference from post-effective amendment No. 182 to the Registration Statement as filed with the SEC on December 23, 2014.

(43) Incorporated herein by reference from post-effective amendment No. 183 to the Registration Statement as filed with the SEC on February 13, 2015.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30.	INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-69413) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Winslow Capital Management, LLC (“Winslow”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Winslow in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-41316) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (France) (“HSBC France”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC France in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-72605) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Hong Kong in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Singapore) Limited (“HSBC Singapore”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Singapore in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-68275) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (UK) Limited (“HSBC UK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC UK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 32.	Foreside Distribution Services, L.P.

Item 32(a)	Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	HSBC Advisor Funds Trust
2.	HSBC Funds (f/k/a HSBC Investor Funds)
3.	IMS Funds, Series of Unified Series Trust
4.	Leader Funds, Series of Northern Lights Fund Trust
5.	Miles Funds, Inc. (f/k/a WB Capital Mutual Funds, Inc.)

Item 32(b)	The following are the Officers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Treasurer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111; Winslow Capital Management, Inc., 4720 IDS Tower, 80 S. Eighth Street, Minneapolis, MN 55402; HSBC Global Asset Management (France), 4 Place De La Pyramide - La Defense 9, Immeuble Ile De France, Puteaux, 92800; HSBC Global Asset Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong, HSBC Global Asset Management (Singapore) Limited, 21 Collyer Quay, #15-02 HSBC Building, Singapore, 049320; HSBC Global Asset Management (UK) Limited, 78 St. James’s Street, London, SW1A 1EJ.

ITEM 34.	MANAGEMENT SERVICES

Not applicable.

ITEM 35.	UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 27th day of February, 2015.

HSBC FUNDS

By:	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 27th day of February, 2015.

/s/ Richard A. Fabietti	/s/ Scott Rhodes
Richard A. Fabietti	Scott Rhodes
President	Treasurer

Susan C. Gause*	Michael Seely*
Trustee	Trustee

Thomas F. Robards*	Susan S. Huang*
Trustee	Trustee

Marcia L. Beck*	Deborah Hazell*
Trustee	Trustee

*/s/ Heather Melito-Dezan
Heather Melito-Dezan

* Heather Melito-Dezan, as attorney-in-fact pursuant to powers of attorney incorporated herein by reference from post-effective amendment No. 165 to the Registration Statement as filed with the SEC on March 25, 2014.

EXHIBIT INDEX

(h)(5)(i) Expense Limitation Agreement, effective March 1, 2015 for HSBC Funds.

(h)(5)(ii) Expense Limitation Agreement, effective March 1, 2015 for HSBC Funds and HSBC Advisor Funds Trust

(j)(2) Consent of KPMG LLP

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc., HSBC Global Asset Management (Hong Kong) Limited, and HSBC Global Asset Management (Singapore) Limited

(p)(3) Amended Code of Ethics for Winslow Capital Management, LLC (formerly Winslow Capital Management, Inc.)

(p)(4) Amended Code of Ethics for Citi Fund Services Ohio, Inc.

(p)(5) Amended Code of Ethics for Westfield Capital Management Company, L.P.